Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2011
Registrant Name	dei_EntityRegistrantName	BERNSTEIN SANFORD C FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000832808
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan 30, 2012
Prospectus Date	rr_ProspectusDate	Jan 31, 2012

Sanford C. Bernstein Fund, Inc. | International Portfolio
INTERNATIONAL PORTFOLIO
INVESTMENT OBJECTIVE:
The Portfolio's investment objective is to provide long-term capital growth.
FEES AND EXPENSES OF THE PORTFOLIO:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - (USD $)	Sanford C. Bernstein Fund, Inc. International Portfolio INTERNATIONAL CLASS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none
Redemption Fee (as a percentage of amount redeemed)	none
Exchange Fee	none
Maximum Account Fee	none

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Sanford C. Bernstein Fund, Inc. International Portfolio INTERNATIONAL CLASS
Management Fees	0.89%
Distribution and/or Service (12b-1) Fees	none
Shareholder Servicing	0.25%
Other Expenses	0.04%
Total Other Expenses	0.29%
Total Portfolio Operating Expenses	1.18%

EXAMPLES

The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the Examples would be:

Expense Example - (USD $)	Sanford C. Bernstein Fund, Inc. International Portfolio INTERNATIONAL CLASS
After 1 Year	120
After 3 Years	375
After 5 Years	649
After 10 Years	1,432

PORTFOLIO TURNOVER

The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 62% of the average value of its portfolio.

PRINCIPAL STRATEGIES:

The Portfolio invests primarily in equity securities of issuers in countries that make up the MSCI EAFE Index (Europe, Australasia and the Far East) and Canada. AllianceBernstein L.P., the Portfolio's investment manager (the "Manager"), diversifies the Portfolio among many foreign countries, but not necessarily in the same proportion that the countries are represented in the MSCI EAFE Index. Under normal circumstances, the Manager will invest in companies in at least three countries (and normally substantially more) other than the United States. The Portfolio also invests in less developed or emerging equity markets. The Manager also diversifies the Portfolio's investment portfolio between growth and value equity investment styles. The Manager selects international growth and international value equity securities based on its fundamental growth and value investment disciplines to produce a blended portfolio. Within each investment discipline, the Manager draws on the capabilities of separate investment teams. The Portfolio is managed without regard to tax considerations.

The Portfolio's international growth stocks are selected using the Manager's international growth investment discipline. The international growth investment team selects stocks using a process that seeks to identify companies with strong management, superior industry positions and superior earnings-growth prospects.

The Portfolio's international value stocks are selected using the Manager's fundamental international value investment discipline. In selecting stocks for the Portfolio, the Manager's international value investment team looks for stocks that are attractively priced relative to their future earnings power and dividend-paying capability.

Normally, approximately 50% of the value of the Portfolio will consist of international value stocks and 50% will consist of international growth stocks. The Manager will rebalance the Portfolio as necessary to maintain this targeted allocation. Depending on market conditions, however, the actual weightings of securities from each investment discipline in the Portfolio may vary within a range. In extraordinary circumstances, when research determines conditions favoring one investment style are compelling, the range may be 40%-60% before rebalancing occurs. Prior to September 2, 2003, 100% of the value of the Portfolio consisted of international value stocks.

The Portfolio may invest in companies of any size. The Portfolio will invest primarily in common stocks but may also invest in preferred stocks, warrants and convertible securities of foreign issuers, including sponsored or unsponsored American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). The Portfolio may enter into foreign currency transactions for hedging and non-hedging purposes on a spot (i.e., cash) basis or through the use of derivatives transactions, such as forward currency exchange contracts, currency futures and options thereon, and options on currencies. An appropriate hedge of currency exposure resulting from the Portfolio's securities positions may not be available or cost effective, or the Manager may determine not to hedge the positions, possibly even under market conditions where doing so could benefit the Portfolio. The Portfolio will generally invest in foreign-currency futures contracts or foreign-currency forward contracts with terms of up to one year. The Portfolio will also purchase foreign currency for immediate settlement in order to purchase foreign securities. In addition, the Portfolio will generally invest a portion of its uncommitted cash balances in futures contracts to expose that portion of the Portfolio to the equity markets.

PRINCIPAL RISKS:

. The share price of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.

.  FOREIGN (NON-U.S.) SECURITIES RISK: Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. securities. These risks include risks related to adverse market, economic, political and regulatory factors and social instability, all of which could disrupt the financial markets in which the Portfolio invests and adversely affect the value of the Portfolio's assets.

.  EMERGING MARKETS SECURITIES RISK: The risks of investing in foreign (non-U.S.) securities are heightened with respect to issuers in emerging-market countries, because the markets are less developed and less liquid and there may be a greater amount of economic, political and social instability.

.  FOREIGN CURRENCY RISK: This is the risk that changes in foreign (non-U.S.) currency exchange rates may negatively affect the value of the Portfolio's investments or reduce the returns of the Portfolio. For example, the value of the Portfolio's investments in foreign securities and foreign currency positions may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar).

.  ACTIONS BY A FEW MAJOR INVESTORS: In certain countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, share prices of the Portfolio.

.  MARKET RISK: The Portfolio is subject to market risk, which is the risk that stock prices in general may decline over short or extended periods. Equity and debt markets around the world have experienced unprecedented volatility, including notably the recent European sovereign debt crisis, and these market conditions may continue or get worse. This financial environment has caused a significant decline in the value and liquidity of many investments, and could make identifying investment risks and opportunities especially difficult. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

.  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies may be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies have limited product lines, markets or financial resources.

.  ALLOCATION RISK: This is the risk that, by combining the growth and value styles, returns may be lower over any given time period than if the Portfolio had invested only pursuant to the equity style that performed better during that period. Also, as the Portfolio will be periodically rebalanced to maintain the target allocation between styles, there will be transaction costs which may be, over time, significant.

.  DERIVATIVES RISK: The Portfolio may use derivatives as direct investments to earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indices. Derivatives may be illiquid and difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolio. Assets required to be set aside or posted to cover or secure derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make a Portfolio more volatile and can compound other risks. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. The regulation may make derivatives more costly, may limit their availability, or may otherwise adversely affect their value or performance.

.  MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Manager will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but its decisions may not produce the desired results. In some cases, derivative and other investment techniques may be unavailable or the Manager may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.

BAR CHART AND PERFORMANCE INFORMATION:

The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

.  how the Portfolio's performance changed from year to year over ten years; and

.  how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information for the Portfolio at www.bernstein.com (click on "Investments," then "Stocks," then "Mutual Fund Performance at a Glance").

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Portfolio.

BAR CHART
The annual returns in the bar chart are for the Portfolio's International Class shares.

Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 24.94%, 2ND QUARTER, 2003; AND WORST QUARTER WAS DOWN -24.89%, 3RD QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Average Annual Total Returns - Sanford C. Bernstein Fund, Inc. International Portfolio	1 YEAR	5 YEARS	10 YEARS
INTERNATIONAL CLASS	(18.86%)	(9.74%)	2.54%
INTERNATIONAL CLASS Return After Taxes on Distributions	(19.45%)	(10.29%)	1.95%
INTERNATIONAL CLASS Return After Taxes on Distributions and Sale of Portfolio Shares	(12.27%)	(7.74%)	2.46%
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	(12.14%)	(4.72%)	4.67%

After-tax returns are an estimate, which is based on the highest historical individual federal marginal income-tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BERNSTEIN SANFORD C FUND INC
Prospectus Date	rr_ProspectusDate	Jan 31, 2012
Sanford C. Bernstein Fund, Inc. | International Portfolio | INTERNATIONAL CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.04%
Shareholder Servicing	rr_Component3OtherExpensesOverAssets	0.25%
Total Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Portfolio Operating Expenses	rr_ExpensesOverAssets	1.18%
After 1 Year	rr_ExpenseExampleYear01	120
After 3 Years	rr_ExpenseExampleYear03	375
After 5 Years	rr_ExpenseExampleYear05	649
After 10 Years	rr_ExpenseExampleYear10	1,432
Annual Return 2002	rr_AnnualReturn2002	(8.84%)
Annual Return 2003	rr_AnnualReturn2003	39.35%
Annual Return 2004	rr_AnnualReturn2004	18.48%
Annual Return 2005	rr_AnnualReturn2005	14.67%
Annual Return 2006	rr_AnnualReturn2006	24.21%
Annual Return 2007	rr_AnnualReturn2007	9.15%
Annual Return 2008	rr_AnnualReturn2008	(48.98%)
Annual Return 2009	rr_AnnualReturn2009	26.25%
Annual Return 2010	rr_AnnualReturn2010	5.04%
Annual Return 2011	rr_AnnualReturn2011	(18.86%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.89%)
1 YEAR	rr_AverageAnnualReturnYear01	(18.86%)
5 YEARS	rr_AverageAnnualReturnYear05	(9.74%)
10 YEARS	rr_AverageAnnualReturnYear10	2.54%
Sanford C. Bernstein Fund, Inc. | International Portfolio | INTERNATIONAL CLASS | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(19.45%)
5 YEARS	rr_AverageAnnualReturnYear05	(10.29%)
10 YEARS	rr_AverageAnnualReturnYear10	1.95%
Sanford C. Bernstein Fund, Inc. | International Portfolio | INTERNATIONAL CLASS | Return After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(12.27%)
5 YEARS	rr_AverageAnnualReturnYear05	(7.74%)
10 YEARS	rr_AverageAnnualReturnYear10	2.46%
Sanford C. Bernstein Fund, Inc. | International Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	INTERNATIONAL PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio's investment objective is to provide long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 62% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the Examples would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests primarily in equity securities of issuers in countries that make up the MSCI EAFE Index (Europe, Australasia and the Far East) and Canada. AllianceBernstein L.P., the Portfolio's investment manager (the "Manager"), diversifies the Portfolio among many foreign countries, but not necessarily in the same proportion that the countries are represented in the MSCI EAFE Index. Under normal circumstances, the Manager will invest in companies in at least three countries (and normally substantially more) other than the United States. The Portfolio also invests in less developed or emerging equity markets. The Manager also diversifies the Portfolio's investment portfolio between growth and value equity investment styles. The Manager selects international growth and international value equity securities based on its fundamental growth and value investment disciplines to produce a blended portfolio. Within each investment discipline, the Manager draws on the capabilities of separate investment teams. The Portfolio is managed without regard to tax considerations.

The Portfolio's international growth stocks are selected using the Manager's international growth investment discipline. The international growth investment team selects stocks using a process that seeks to identify companies with strong management, superior industry positions and superior earnings-growth prospects.

The Portfolio's international value stocks are selected using the Manager's fundamental international value investment discipline. In selecting stocks for the Portfolio, the Manager's international value investment team looks for stocks that are attractively priced relative to their future earnings power and dividend-paying capability.

Normally, approximately 50% of the value of the Portfolio will consist of international value stocks and 50% will consist of international growth stocks. The Manager will rebalance the Portfolio as necessary to maintain this targeted allocation. Depending on market conditions, however, the actual weightings of securities from each investment discipline in the Portfolio may vary within a range. In extraordinary circumstances, when research determines conditions favoring one investment style are compelling, the range may be 40%-60% before rebalancing occurs. Prior to September 2, 2003, 100% of the value of the Portfolio consisted of international value stocks.

The Portfolio may invest in companies of any size. The Portfolio will invest primarily in common stocks but may also invest in preferred stocks, warrants and convertible securities of foreign issuers, including sponsored or unsponsored American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). The Portfolio may enter into foreign currency transactions for hedging and non-hedging purposes on a spot (i.e., cash) basis or through the use of derivatives transactions, such as forward currency exchange contracts, currency futures and options thereon, and options on currencies. An appropriate hedge of currency exposure resulting from the Portfolio's securities positions may not be available or cost effective, or the Manager may determine not to hedge the positions, possibly even under market conditions where doing so could benefit the Portfolio. The Portfolio will generally invest in foreign-currency futures contracts or foreign-currency forward contracts with terms of up to one year. The Portfolio will also purchase foreign currency for immediate settlement in order to purchase foreign securities. In addition, the Portfolio will generally invest a portion of its uncommitted cash balances in futures contracts to expose that portion of the Portfolio to the equity markets.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

. The share price of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.

.  FOREIGN (NON-U.S.) SECURITIES RISK: Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. securities. These risks include risks related to adverse market, economic, political and regulatory factors and social instability, all of which could disrupt the financial markets in which the Portfolio invests and adversely affect the value of the Portfolio's assets.

.  EMERGING MARKETS SECURITIES RISK: The risks of investing in foreign (non-U.S.) securities are heightened with respect to issuers in emerging-market countries, because the markets are less developed and less liquid and there may be a greater amount of economic, political and social instability.

.  FOREIGN CURRENCY RISK: This is the risk that changes in foreign (non-U.S.) currency exchange rates may negatively affect the value of the Portfolio's investments or reduce the returns of the Portfolio. For example, the value of the Portfolio's investments in foreign securities and foreign currency positions may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar).

.  ACTIONS BY A FEW MAJOR INVESTORS: In certain countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, share prices of the Portfolio.

.  MARKET RISK: The Portfolio is subject to market risk, which is the risk that stock prices in general may decline over short or extended periods. Equity and debt markets around the world have experienced unprecedented volatility, including notably the recent European sovereign debt crisis, and these market conditions may continue or get worse. This financial environment has caused a significant decline in the value and liquidity of many investments, and could make identifying investment risks and opportunities especially difficult. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

.  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies may be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies have limited product lines, markets or financial resources.

.  ALLOCATION RISK: This is the risk that, by combining the growth and value styles, returns may be lower over any given time period than if the Portfolio had invested only pursuant to the equity style that performed better during that period. Also, as the Portfolio will be periodically rebalanced to maintain the target allocation between styles, there will be transaction costs which may be, over time, significant.

.  DERIVATIVES RISK: The Portfolio may use derivatives as direct investments to earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indices. Derivatives may be illiquid and difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolio. Assets required to be set aside or posted to cover or secure derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make a Portfolio more volatile and can compound other risks. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. The regulation may make derivatives more costly, may limit their availability, or may otherwise adversely affect their value or performance.

.  MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Manager will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but its decisions may not produce the desired results. In some cases, derivative and other investment techniques may be unavailable or the Manager may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	The share price of the Portfolio will fluctuate and you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

.  how the Portfolio's performance changed from year to year over ten years; and

.  how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information for the Portfolio at www.bernstein.com (click on "Investments," then "Stocks," then "Mutual Fund Performance at a Glance").

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Portfolio.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

.  how the Portfolio's performance changed from year to year over ten years; and

.  how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Portfolio's International Class shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 24.94%, 2ND QUARTER, 2003; AND WORST QUARTER WAS DOWN -24.89%, 3RD QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are an estimate, which is based on the highest historical individual federal marginal income-tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are an estimate, which is based on the highest historical individual federal marginal income-tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Sanford C. Bernstein Fund, Inc. | International Portfolio | MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(12.14%)
5 YEARS	rr_AverageAnnualReturnYear05	(4.72%)
10 YEARS	rr_AverageAnnualReturnYear10	4.67%

Sanford C. Bernstein Fund, Inc. | Tax-Managed International Portfolio
TAX-MANAGED INTERNATIONAL PORTFOLIO
INVESTMENT OBJECTIVE:
The Portfolio's investment objective is to provide long-term capital growth.
FEES AND EXPENSES OF THE PORTFOLIO:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - (USD $)	Sanford C. Bernstein Fund, Inc. Tax-Managed International Portfolio TAX-MANAGED INTERNATIONAL CLASS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none
Redemption Fee (as a percentage of amount redeemed)	none
Exchange Fee	none
Maximum Account Fee	none

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Sanford C. Bernstein Fund, Inc. Tax-Managed International Portfolio TAX-MANAGED INTERNATIONAL CLASS
Management Fees	0.86%
Distribution and/or Service (12b-1) Fees	none
Shareholder Servicing	0.25%
Other Expenses	0.03%
Total Other Expenses	0.28%
Total Portfolio Operating Expenses	1.14%

EXAMPLES

The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the Examples would be:

Expense Example - (USD $)	Sanford C. Bernstein Fund, Inc. Tax-Managed International Portfolio TAX-MANAGED INTERNATIONAL CLASS
After 1 Year	116
After 3 Years	362
After 5 Years	628
After 10 Years	1,386

PORTFOLIO TURNOVER

The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 61% of the average value of its portfolio.

PRINCIPAL STRATEGIES:

The Portfolio invests primarily in equity securities of issuers in countries that make up the MSCI EAFE Index (Europe, Australasia and the Far East) and Canada. AllianceBernstein L.P., the Portfolio's investment manager (the "Manager"), diversifies the Portfolio among many foreign countries, but not necessarily in the same proportion that the countries are represented in the MSCI EAFE Index. Under normal circumstances, the Manager will invest in companies in at least three countries (and normally substantially more) other than the United States. The Portfolio also invests in less developed or emerging equity markets. The Manager also diversifies the Portfolio's investment portfolio between growth and value equity investment styles. The Manager selects international growth and international value equity securities based on its fundamental growth and value investment disciplines to produce a blended portfolio. Within each investment discipline, the Manager draws on the capabilities of separate investment teams. The Portfolio seeks to minimize the impact of taxes on shareholders' returns.

The Portfolio's international growth stocks are selected using the Manager's international growth investment discipline. The international growth investment team selects stocks using a process that seeks to identify companies with strong management, superior industry positions and superior earnings-growth prospects.

The Portfolio's international value stocks are selected using the Manager's fundamental international value investment discipline. In selecting stocks for the Portfolio, the Manager's international value investment team looks for stocks that are attractively priced relative to their future earnings power and dividend-paying capability.

Normally, approximately 50% of the value of the Portfolio will consist of international value stocks and 50% will consist of international growth stocks. The Manager will rebalance the Portfolio as necessary to maintain this targeted allocation. Depending on market conditions, however, the actual weightings of securities from each investment discipline in the Portfolio may vary within a range. In extraordinary circumstances, when research determines conditions favoring one investment style are compelling, the range may be 40%-60% before rebalancing occurs. Prior to September 2, 2003, 100% of the value of the Portfolio consisted of international value stocks.

The Portfolio may invest in companies of any size. The Portfolio will invest primarily in common stocks but may also invest in preferred stocks, warrants and convertible securities of foreign issuers, including sponsored or unsponsored American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). The Portfolio may enter into foreign currency transactions for hedging and non-hedging purposes on a spot (i.e., cash) basis or through the use of derivatives transactions, such as forward currency exchange contracts, currency futures and options thereon, and options on currencies. An appropriate hedge of currency exposure resulting from the Portfolio's securities positions may not be available or cost effective, or the Manager may determine not to hedge the positions, possibly even under market conditions where doing so could benefit the Portfolio. The Portfolio will generally invest in foreign-currency futures contracts or foreign-currency forward contracts with terms of up to one year. The Portfolio will also purchase foreign currency for immediate settlement in order to purchase foreign securities. In addition, the Portfolio will generally invest a portion of its uncommitted cash balances in futures contracts to expose that portion of the Portfolio to the equity markets.

The Portfolio seeks to maximize after-tax returns to shareholders by pursuing a number of strategies that take into account the tax impact of buy and sell investment decisions on its shareholders. For example, the Manager may sell certain securities in order to realize capital losses. Capital losses may be used to offset realized capital gains. To minimize capital gains distributions, the Manager may sell securities in the Portfolio with the highest cost basis. The Manager may monitor the length of time the Portfolio has held an investment to evaluate whether the investment should be sold at a short-term gain or held for a longer period so that the gain on the investment will be taxed at the lower long-term rate. In making this decision, the Manager will consider whether, in its judgment, the risk of continued exposure to the investment is worth the tax savings of a lower capital gains rate. There can be no assurance that any of these strategies will be effective or that their use will not adversely affect the gross returns of the Portfolio.

PRINCIPAL RISKS:

.  The share price of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.

.  FOREIGN (NON-U.S.) SECURITIES RISK: Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. securities. These risks include risks related to adverse market, economic, political and regulatory factors and social instability, all of which could disrupt the financial markets in which the Portfolio invests and adversely affect the value of the Portfolio's assets.

.  EMERGING MARKETS SECURITIES RISK: The risks of investing in foreign (non-U.S.) securities are heightened with respect to issuers in emerging-market countries, because the markets are less developed and less liquid and there may be a greater amount of economic, political and social instability.

.  FOREIGN CURRENCY RISK: This is the risk that changes in foreign (non-U.S.) currency exchange rates may negatively affect the value of the Portfolio's investments or reduce the returns of the Portfolio. For example, the value of the Portfolio's investments in foreign securities and foreign currency positions may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar).

.  ACTIONS BY A FEW MAJOR INVESTORS: In certain countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, share prices of the Portfolio.

.  MARKET RISK: The Portfolio is subject to market risk, which is the risk that stock prices in general may decline over short or extended periods. Equity and debt markets around the world have experienced unprecedented volatility, including notably the recent European sovereign debt crisis, and these market conditions may continue or get worse. This financial environment has caused a significant decline in the value and liquidity of many investments, and could make identifying investment risks and opportunities especially difficult. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

.  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies may be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies have limited product lines, markets or financial resources.

.  ALLOCATION RISK: This is the risk that, by combining the growth and value styles, returns may be lower over any given time period than if the Portfolio had invested only pursuant to the equity style that performed better during that period. Also, as the Portfolio will be periodically rebalanced to maintain the target allocation between styles, there will be transaction costs which may be, over time, significant.

.  DERIVATIVES RISK: The Portfolio may use derivatives as direct investments to earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indices. Derivatives may be illiquid and difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolio. Assets required to be set aside or posted to cover or secure derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make a Portfolio more volatile and can compound other risks. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. The regulation may make derivatives more costly, may limit their availability, or may otherwise adversely affect their value or performance.

.  MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Manager will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but its decisions may not produce the desired results. In some cases, derivative and other investment techniques may be unavailable or the Manager may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.

BAR CHART AND PERFORMANCE INFORMATION:

The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

.  how the Portfolio's performance changed from year to year over ten years; and

.  how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information for the Portfolio at www.bernstein.com (click on "Investments," then "Stocks," then "Mutual Fund Performance at a Glance").

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Portfolio.

BAR CHART
The annual returns in the bar chart are for the Portfolio's Tax-Managed International Class shares.

Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 24.55%, 2ND QUARTER, 2003; AND WORST QUARTER WAS DOWN -25.05%, 3RD QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Average Annual Total Returns - Sanford C. Bernstein Fund, Inc. Tax-Managed International Portfolio	1 YEAR	5 YEARS	10 YEARS
TAX-MANAGED INTERNATIONAL CLASS	(18.75%)	(9.93%)	2.38%
TAX-MANAGED INTERNATIONAL CLASS Return After Taxes on Distributions	(19.42%)	(10.39%)	1.78%
TAX-MANAGED INTERNATIONAL CLASS Return After Taxes on Distributions and Sale of Portfolio Shares	(12.20%)	(7.82%)	2.42%
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	(12.14%)	(4.72%)	4.67%

After-tax returns are an estimate, which is based on the highest historical individual federal marginal income-tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BERNSTEIN SANFORD C FUND INC
Prospectus Date	rr_ProspectusDate	Jan 31, 2012
Sanford C. Bernstein Fund, Inc. | Tax-Managed International Portfolio | TAX-MANAGED INTERNATIONAL CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	0.86%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.03%
Shareholder Servicing	rr_Component3OtherExpensesOverAssets	0.25%
Total Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Portfolio Operating Expenses	rr_ExpensesOverAssets	1.14%
After 1 Year	rr_ExpenseExampleYear01	116
After 3 Years	rr_ExpenseExampleYear03	362
After 5 Years	rr_ExpenseExampleYear05	628
After 10 Years	rr_ExpenseExampleYear10	1,386
Annual Return 2002	rr_AnnualReturn2002	(8.51%)
Annual Return 2003	rr_AnnualReturn2003	38.83%
Annual Return 2004	rr_AnnualReturn2004	17.58%
Annual Return 2005	rr_AnnualReturn2005	14.44%
Annual Return 2006	rr_AnnualReturn2006	24.86%
Annual Return 2007	rr_AnnualReturn2007	7.37%
Annual Return 2008	rr_AnnualReturn2008	(49.05%)
Annual Return 2009	rr_AnnualReturn2009	27.37%
Annual Return 2010	rr_AnnualReturn2010	4.72%
Annual Return 2011	rr_AnnualReturn2011	(18.75%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.05%)
1 YEAR	rr_AverageAnnualReturnYear01	(18.75%)
5 YEARS	rr_AverageAnnualReturnYear05	(9.93%)
10 YEARS	rr_AverageAnnualReturnYear10	2.38%
Sanford C. Bernstein Fund, Inc. | Tax-Managed International Portfolio | TAX-MANAGED INTERNATIONAL CLASS | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(19.42%)
5 YEARS	rr_AverageAnnualReturnYear05	(10.39%)
10 YEARS	rr_AverageAnnualReturnYear10	1.78%
Sanford C. Bernstein Fund, Inc. | Tax-Managed International Portfolio | TAX-MANAGED INTERNATIONAL CLASS | Return After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(12.20%)
5 YEARS	rr_AverageAnnualReturnYear05	(7.82%)
10 YEARS	rr_AverageAnnualReturnYear10	2.42%
Sanford C. Bernstein Fund, Inc. | Tax-Managed International Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TAX-MANAGED INTERNATIONAL PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio's investment objective is to provide long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 61% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the Examples would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests primarily in equity securities of issuers in countries that make up the MSCI EAFE Index (Europe, Australasia and the Far East) and Canada. AllianceBernstein L.P., the Portfolio's investment manager (the "Manager"), diversifies the Portfolio among many foreign countries, but not necessarily in the same proportion that the countries are represented in the MSCI EAFE Index. Under normal circumstances, the Manager will invest in companies in at least three countries (and normally substantially more) other than the United States. The Portfolio also invests in less developed or emerging equity markets. The Manager also diversifies the Portfolio's investment portfolio between growth and value equity investment styles. The Manager selects international growth and international value equity securities based on its fundamental growth and value investment disciplines to produce a blended portfolio. Within each investment discipline, the Manager draws on the capabilities of separate investment teams. The Portfolio seeks to minimize the impact of taxes on shareholders' returns.

The Portfolio's international growth stocks are selected using the Manager's international growth investment discipline. The international growth investment team selects stocks using a process that seeks to identify companies with strong management, superior industry positions and superior earnings-growth prospects.

The Portfolio's international value stocks are selected using the Manager's fundamental international value investment discipline. In selecting stocks for the Portfolio, the Manager's international value investment team looks for stocks that are attractively priced relative to their future earnings power and dividend-paying capability.

Normally, approximately 50% of the value of the Portfolio will consist of international value stocks and 50% will consist of international growth stocks. The Manager will rebalance the Portfolio as necessary to maintain this targeted allocation. Depending on market conditions, however, the actual weightings of securities from each investment discipline in the Portfolio may vary within a range. In extraordinary circumstances, when research determines conditions favoring one investment style are compelling, the range may be 40%-60% before rebalancing occurs. Prior to September 2, 2003, 100% of the value of the Portfolio consisted of international value stocks.

The Portfolio may invest in companies of any size. The Portfolio will invest primarily in common stocks but may also invest in preferred stocks, warrants and convertible securities of foreign issuers, including sponsored or unsponsored American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). The Portfolio may enter into foreign currency transactions for hedging and non-hedging purposes on a spot (i.e., cash) basis or through the use of derivatives transactions, such as forward currency exchange contracts, currency futures and options thereon, and options on currencies. An appropriate hedge of currency exposure resulting from the Portfolio's securities positions may not be available or cost effective, or the Manager may determine not to hedge the positions, possibly even under market conditions where doing so could benefit the Portfolio. The Portfolio will generally invest in foreign-currency futures contracts or foreign-currency forward contracts with terms of up to one year. The Portfolio will also purchase foreign currency for immediate settlement in order to purchase foreign securities. In addition, the Portfolio will generally invest a portion of its uncommitted cash balances in futures contracts to expose that portion of the Portfolio to the equity markets.

The Portfolio seeks to maximize after-tax returns to shareholders by pursuing a number of strategies that take into account the tax impact of buy and sell investment decisions on its shareholders. For example, the Manager may sell certain securities in order to realize capital losses. Capital losses may be used to offset realized capital gains. To minimize capital gains distributions, the Manager may sell securities in the Portfolio with the highest cost basis. The Manager may monitor the length of time the Portfolio has held an investment to evaluate whether the investment should be sold at a short-term gain or held for a longer period so that the gain on the investment will be taxed at the lower long-term rate. In making this decision, the Manager will consider whether, in its judgment, the risk of continued exposure to the investment is worth the tax savings of a lower capital gains rate. There can be no assurance that any of these strategies will be effective or that their use will not adversely affect the gross returns of the Portfolio.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

.  The share price of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.

.  FOREIGN (NON-U.S.) SECURITIES RISK: Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. securities. These risks include risks related to adverse market, economic, political and regulatory factors and social instability, all of which could disrupt the financial markets in which the Portfolio invests and adversely affect the value of the Portfolio's assets.

.  EMERGING MARKETS SECURITIES RISK: The risks of investing in foreign (non-U.S.) securities are heightened with respect to issuers in emerging-market countries, because the markets are less developed and less liquid and there may be a greater amount of economic, political and social instability.

.  FOREIGN CURRENCY RISK: This is the risk that changes in foreign (non-U.S.) currency exchange rates may negatively affect the value of the Portfolio's investments or reduce the returns of the Portfolio. For example, the value of the Portfolio's investments in foreign securities and foreign currency positions may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar).

.  ACTIONS BY A FEW MAJOR INVESTORS: In certain countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, share prices of the Portfolio.

.  MARKET RISK: The Portfolio is subject to market risk, which is the risk that stock prices in general may decline over short or extended periods. Equity and debt markets around the world have experienced unprecedented volatility, including notably the recent European sovereign debt crisis, and these market conditions may continue or get worse. This financial environment has caused a significant decline in the value and liquidity of many investments, and could make identifying investment risks and opportunities especially difficult. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

.  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies may be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies have limited product lines, markets or financial resources.

.  ALLOCATION RISK: This is the risk that, by combining the growth and value styles, returns may be lower over any given time period than if the Portfolio had invested only pursuant to the equity style that performed better during that period. Also, as the Portfolio will be periodically rebalanced to maintain the target allocation between styles, there will be transaction costs which may be, over time, significant.

.  DERIVATIVES RISK: The Portfolio may use derivatives as direct investments to earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indices. Derivatives may be illiquid and difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolio. Assets required to be set aside or posted to cover or secure derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make a Portfolio more volatile and can compound other risks. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. The regulation may make derivatives more costly, may limit their availability, or may otherwise adversely affect their value or performance.

.  MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Manager will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but its decisions may not produce the desired results. In some cases, derivative and other investment techniques may be unavailable or the Manager may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	The share price of the Portfolio will fluctuate and you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

.  how the Portfolio's performance changed from year to year over ten years; and

.  how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information for the Portfolio at www.bernstein.com (click on "Investments," then "Stocks," then "Mutual Fund Performance at a Glance").

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Portfolio.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

.  how the Portfolio's performance changed from year to year over ten years; and

.  how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Portfolio's Tax-Managed International Class shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 24.55%, 2ND QUARTER, 2003; AND WORST QUARTER WAS DOWN -25.05%, 3RD QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are an estimate, which is based on the highest historical individual federal marginal income-tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are an estimate, which is based on the highest historical individual federal marginal income-tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Sanford C. Bernstein Fund, Inc. | Tax-Managed International Portfolio | MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(12.14%)
5 YEARS	rr_AverageAnnualReturnYear05	(4.72%)
10 YEARS	rr_AverageAnnualReturnYear10	4.67%

Emerging Markets Portfolio
EMERGING MARKETS PORTFOLIO
INVESTMENT OBJECTIVE:
The Portfolio's investment objective is to provide long-term capital growth through investments in equity securities of companies in emerging-market countries.
FEES AND EXPENSES OF THE PORTFOLIO:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees -	Emerging Markets Portfolio
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none
Portfolio Transaction Fee upon Purchase of Shares (as a percentage of amount invested)	1.00%
Portfolio Transaction Fee upon Redemption of Shares (as a percentage of amount redeemed)	1.00%
Portfolio Transaction Fee upon Exchange of Shares	1.00%
Maximum Account Fee	none

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Emerging Markets Portfolio
Management Fees	1.12%
Distribution and/or Service (12b-1) Fees	none
Shareholder Servicing	0.25%
Transfer Agent	0.02%
Other Expenses	0.06%
Total Other Expenses	0.33%
Total Portfolio Operating Expenses	1.45%

EXAMPLES
The Examples are intended to help you compare the cost of investing in thePortfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the Examples would be:

Expense Example - (USD $)	Emerging Markets Portfolio
After 1 Year	349
After 3 Years	664
After 5 Years	1,002
After 10 Years	1,958

You would pay the following expenses if you did not redeem your shares at the end of the period:
Expense Example, No Redemption - (USD $)	Emerging Markets Portfolio
After 1 Year	246
After 3 Years	554
After 5 Years	884
After 10 Years	1,818

The amounts shown in the portion of the example showing expenses if you did not redeem your shares at the end of the period reflect the portfolio transaction fee on purchases but do not reflect the portfolio transaction fee on redemptions. If this fee were included, your costs would be higher.

The portfolio transaction fees on purchases and redemptions are received by the Portfolio, not by the Manager, and are neither sales loads nor contingent deferred sales loads. The purpose of these fees is to allocate transaction costs associated with purchases and redemptions to the investors making those purchases and redemptions, not to other shareholders. For more information on the portfolio transaction fees, see the "How to Buy Shares" section below.

PORTFOLIO TURNOVER

The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 57% of the average value of its portfolio.

PRINCIPAL STRATEGIES:

The Portfolio invests, under normal circumstances, at least 80% of its net assets in securities of companies in emerging markets. For purposes of this policy, net assets include any borrowings for investment purposes. You will be notified at least 60 days prior to any change to the Portfolio's 80% investment policy. Issuers of these securities may be large or relatively small companies.

AllianceBernstein L.P., the Portfolio's investment manager (the "Manager"), will determine which countries are emerging-market countries. In general, these will be the countries considered to be developing countries by the international financial community and will include those countries considered by the International Finance Corporation (a subsidiary of the World Bank) to have an "emerging stock market." Examples of emerging-market countries are Argentina, Brazil, Chile, Egypt, India, Indonesia, Malaysia, Mexico, the People's Republic of China, Peru, the Philippines, Poland, South Africa, South Korea, Taiwan, Thailand and Turkey.

The Manager diversifies the investment portfolio between growth and value equity investment styles. The Manager selects emerging markets growth and emerging markets value equity securities based on its fundamental growth and value investment disciplines to produce a blended portfolio. Within each investment discipline, the Manager draws on the capabilities of separate investment teams.

The Portfolio's emerging markets growth stocks are selected using the Manager's emerging markets growth investment discipline. The emerging markets growth investment team selects stocks using a process that seeks to identify companies with strong management, superior industry positions and superior earnings-growth prospects.

The Portfolio's emerging markets value stocks are selected using the Manager's fundamental emerging markets value investment discipline. In selecting stocks for the Portfolio, the Manager's emerging markets value investment team looks for stocks that are attractively priced relative to their future earnings power and dividend-paying capability.

Normally, approximately 50% of the value of the Portfolio will consist of emerging markets value stocks and 50% will consist of emerging markets growth stocks. The Manager will rebalance the Portfolio as necessary to maintain this targeted allocation. Depending on market conditions, however, the actual weightings of securities from each investment discipline in the Portfolio may vary within a range. In extraordinary circumstances, when research determines conditions favoring one investment style are compelling, the range may be 40%-60% before rebalancing occurs. Prior to May 2, 2005, 100% of the value of the Portfolio consisted of emerging markets value stocks.

The Portfolio may invest in companies of any size. The Portfolio will invest primarily in common stocks but may also invest in preferred stocks, Real Estate Investment Trusts ("REITs"), warrants and convertible securities of foreign issuers, including sponsored or unsponsored American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs").

Under most conditions, the Portfolio intends to have its assets diversified among emerging-market countries, although the Portfolio may also invest in more developed country markets. In allocating the Portfolio's assets among emerging-market countries, the Manager will consider such factors as the geographical distribution of the Portfolio, the sizes of the stock markets represented and the various key economic characteristics of the countries. However, the Portfolio may not necessarily be diversified on a geographical basis. The Manager will also consider the transaction costs and volatility of each individual market.

The Manager may hedge currency risk when it believes there is potential to enhance risk-adjusted returns. An appropriate hedge of currency exposure resulting from the Portfolio's securities positions may not be available or cost effective, or the Manager may determine not to hedge the positions, possibly even under market conditions where doing so could benefit the Portfolio. In addition, the Portfolio may invest a portion of its uncommitted cash balances in futures contracts to expose that portion of the Portfolio to the equity markets.

The Portfolio may also make investments in developed foreign securities that comprise the MSCI EAFE Index.

PRINCIPAL RISKS:

.  The share price of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment  objective.

.  EMERGING MARKETS SECURITIES RISK: Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. equities. These risks are heightened with respect to issuers in emerging-market countries because the markets are less developed and less liquid and there may be a greater amount of economic, political and social instability.

.  FOREIGN CURRENCY RISK: This is the risk that changes in foreign (non-U.S.) currency exchange rates may negatively affect the value of the Portfolio's investments or reduce the returns of the Portfolio. For example, the value of the Portfolio's investments in foreign securities and foreign currency positions may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar).

.  ACTIONS BY A FEW MAJOR INVESTORS: In certain countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, share prices of the Portfolio.

.  MARKET RISK: The Portfolio is subject to market risk, which is the risk that stock prices in general may decline over short or extended periods. Equity and debt markets around the world have experienced unprecedented volatility, including notably the recent European sovereign debt crisis, and these market conditions may continue or get worse. This financial environment has caused a significant decline in the value and liquidity of many investments, and could make identifying investment risks and opportunities especially difficult. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

.  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies may be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies have limited product lines, markets or financial resources.

.  ALLOCATION RISK: This is the risk that, by combining the growth and value styles, returns may be lower over any given time period than if the Portfolio had invested only pursuant to the equity style that performed better during that period. Also, as the Portfolio will be periodically rebalanced to maintain the target allocation between styles, there will be transaction costs which may be, over time, significant.

.  DERIVATIVES RISK: The Portfolio may use derivatives as direct investments to earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indices. Derivatives may be illiquid and difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolio. Assets required to be set aside or posted to cover or secure derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make a Portfolio more volatile and can compound other risks. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. The   regulation may make derivatives more costly, may limit their availability, or may otherwise adversely affect their value or performance.

.  MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Manager will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but its decisions may not produce the desired results. In some cases, derivative and other investment techniques may be unavailable or the Manager may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.

.  COUNTRY CONCENTRATION RISK: The Portfolio may not always be diversified among countries or regions and the effect on the share price of the Portfolio of specific risks identified above such as political, regulatory and currency may be magnified due to concentration of the Portfolio's investments in a particular country or region.

BAR CHART AND PERFORMANCE INFORMATION:

The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

.  how the Portfolio's performance changed from year to year over ten years; and

.  how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information for the Portfolio at www.bernstein.com (click on "Investments," then "Stocks," then "Mutual Fund Performance at a Glance").

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Portfolio.

The returns in the bar chart do not reflect the portfolio transaction fee of 1.00% that is payable to the Portfolio when shares of the Portfolio are purchased and when shares are sold. If these fees were reflected in the chart, the returns would be less than those shown.

BAR CHART

Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 35.83%, 2ND QUARTER, 2009 AND WORST QUARTER WAS DOWN -32.15%, 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Average Annual Total Returns -	1 YEAR	5 YEARS	10 YEARS
Emerging Markets Portfolio	(25.17%)	(1.12%)	14.79%
Emerging Markets Portfolio Return After Taxes on Distributions	(25.84%)	(2.09%)	13.68%
Emerging Markets Portfolio Return After Taxes on Distributions and Sale of Portfolio Shares	(15.80%)	(0.67%)	13.68%
Emerging Markets Portfolio MSCI Emerging Markets Index (Net) (reflects no deduction for fees, expenses, or taxes)	(18.42%)	2.40%	13.86%

After-tax returns are an estimate, which is based on the highest historical individual federal marginal income-tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BERNSTEIN SANFORD C FUND INC
Prospectus Date	rr_ProspectusDate	Jan 31, 2012
Emerging Markets Portfolio | Emerging Markets Portfolio
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Portfolio Transaction Fee upon Purchase of Shares (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	1.00%
Portfolio Transaction Fee upon Redemption of Shares (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	1.00%
Portfolio Transaction Fee upon Exchange of Shares	rr_ExchangeFeeOverRedemption	1.00%
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	1.12%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.02%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.06%
Shareholder Servicing	rr_Component3OtherExpensesOverAssets	0.25%
Total Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Portfolio Operating Expenses	rr_ExpensesOverAssets	1.45%
After 1 Year	rr_ExpenseExampleYear01	349
After 3 Years	rr_ExpenseExampleYear03	664
After 5 Years	rr_ExpenseExampleYear05	1,002
After 10 Years	rr_ExpenseExampleYear10	1,958
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	246
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	554
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	884
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,818
Annual Return 2002	rr_AnnualReturn2002	(3.84%)
Annual Return 2003	rr_AnnualReturn2003	76.89%
Annual Return 2004	rr_AnnualReturn2004	39.18%
Annual Return 2005	rr_AnnualReturn2005	28.78%
Annual Return 2006	rr_AnnualReturn2006	28.89%
Annual Return 2007	rr_AnnualReturn2007	34.04%
Annual Return 2008	rr_AnnualReturn2008	(56.51%)
Annual Return 2009	rr_AnnualReturn2009	87.40%
Annual Return 2010	rr_AnnualReturn2010	15.62%
Annual Return 2011	rr_AnnualReturn2011	(23.64%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.15%)
1 YEAR	rr_AverageAnnualReturnYear01	(25.17%)
5 YEARS	rr_AverageAnnualReturnYear05	(1.12%)
10 YEARS	rr_AverageAnnualReturnYear10	14.79%
Emerging Markets Portfolio | Emerging Markets Portfolio | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(25.84%)
5 YEARS	rr_AverageAnnualReturnYear05	(2.09%)
10 YEARS	rr_AverageAnnualReturnYear10	13.68%
Emerging Markets Portfolio | Emerging Markets Portfolio | Return After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(15.80%)
5 YEARS	rr_AverageAnnualReturnYear05	(0.67%)
10 YEARS	rr_AverageAnnualReturnYear10	13.68%
Emerging Markets Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EMERGING MARKETS PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio's investment objective is to provide long-term capital growth through investments in equity securities of companies in emerging-market countries.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 57% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in thePortfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the Examples would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares at the end of the period:
Expense Example Footnotes [Text Block]	rr_ExpenseExampleFootnotesTextBlock

The amounts shown in the portion of the example showing expenses if you did not redeem your shares at the end of the period reflect the portfolio transaction fee on purchases but do not reflect the portfolio transaction fee on redemptions. If this fee were included, your costs would be higher.

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The portfolio transaction fees on purchases and redemptions are received by the Portfolio, not by the Manager, and are neither sales loads nor contingent deferred sales loads. The purpose of these fees is to allocate transaction costs associated with purchases and redemptions to the investors making those purchases and redemptions, not to other shareholders. For more information on the portfolio transaction fees, see the "How to Buy Shares" section below.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests, under normal circumstances, at least 80% of its net assets in securities of companies in emerging markets. For purposes of this policy, net assets include any borrowings for investment purposes. You will be notified at least 60 days prior to any change to the Portfolio's 80% investment policy. Issuers of these securities may be large or relatively small companies.

AllianceBernstein L.P., the Portfolio's investment manager (the "Manager"), will determine which countries are emerging-market countries. In general, these will be the countries considered to be developing countries by the international financial community and will include those countries considered by the International Finance Corporation (a subsidiary of the World Bank) to have an "emerging stock market." Examples of emerging-market countries are Argentina, Brazil, Chile, Egypt, India, Indonesia, Malaysia, Mexico, the People's Republic of China, Peru, the Philippines, Poland, South Africa, South Korea, Taiwan, Thailand and Turkey.

The Manager diversifies the investment portfolio between growth and value equity investment styles. The Manager selects emerging markets growth and emerging markets value equity securities based on its fundamental growth and value investment disciplines to produce a blended portfolio. Within each investment discipline, the Manager draws on the capabilities of separate investment teams.

The Portfolio's emerging markets growth stocks are selected using the Manager's emerging markets growth investment discipline. The emerging markets growth investment team selects stocks using a process that seeks to identify companies with strong management, superior industry positions and superior earnings-growth prospects.

The Portfolio's emerging markets value stocks are selected using the Manager's fundamental emerging markets value investment discipline. In selecting stocks for the Portfolio, the Manager's emerging markets value investment team looks for stocks that are attractively priced relative to their future earnings power and dividend-paying capability.

Normally, approximately 50% of the value of the Portfolio will consist of emerging markets value stocks and 50% will consist of emerging markets growth stocks. The Manager will rebalance the Portfolio as necessary to maintain this targeted allocation. Depending on market conditions, however, the actual weightings of securities from each investment discipline in the Portfolio may vary within a range. In extraordinary circumstances, when research determines conditions favoring one investment style are compelling, the range may be 40%-60% before rebalancing occurs. Prior to May 2, 2005, 100% of the value of the Portfolio consisted of emerging markets value stocks.

The Portfolio may invest in companies of any size. The Portfolio will invest primarily in common stocks but may also invest in preferred stocks, Real Estate Investment Trusts ("REITs"), warrants and convertible securities of foreign issuers, including sponsored or unsponsored American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs").

Under most conditions, the Portfolio intends to have its assets diversified among emerging-market countries, although the Portfolio may also invest in more developed country markets. In allocating the Portfolio's assets among emerging-market countries, the Manager will consider such factors as the geographical distribution of the Portfolio, the sizes of the stock markets represented and the various key economic characteristics of the countries. However, the Portfolio may not necessarily be diversified on a geographical basis. The Manager will also consider the transaction costs and volatility of each individual market.

The Manager may hedge currency risk when it believes there is potential to enhance risk-adjusted returns. An appropriate hedge of currency exposure resulting from the Portfolio's securities positions may not be available or cost effective, or the Manager may determine not to hedge the positions, possibly even under market conditions where doing so could benefit the Portfolio. In addition, the Portfolio may invest a portion of its uncommitted cash balances in futures contracts to expose that portion of the Portfolio to the equity markets.

The Portfolio may also make investments in developed foreign securities that comprise the MSCI EAFE Index.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

.  The share price of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment  objective.

.  EMERGING MARKETS SECURITIES RISK: Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. equities. These risks are heightened with respect to issuers in emerging-market countries because the markets are less developed and less liquid and there may be a greater amount of economic, political and social instability.

.  FOREIGN CURRENCY RISK: This is the risk that changes in foreign (non-U.S.) currency exchange rates may negatively affect the value of the Portfolio's investments or reduce the returns of the Portfolio. For example, the value of the Portfolio's investments in foreign securities and foreign currency positions may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar).

.  ACTIONS BY A FEW MAJOR INVESTORS: In certain countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, share prices of the Portfolio.

.  MARKET RISK: The Portfolio is subject to market risk, which is the risk that stock prices in general may decline over short or extended periods. Equity and debt markets around the world have experienced unprecedented volatility, including notably the recent European sovereign debt crisis, and these market conditions may continue or get worse. This financial environment has caused a significant decline in the value and liquidity of many investments, and could make identifying investment risks and opportunities especially difficult. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

.  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies may be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies have limited product lines, markets or financial resources.

.  ALLOCATION RISK: This is the risk that, by combining the growth and value styles, returns may be lower over any given time period than if the Portfolio had invested only pursuant to the equity style that performed better during that period. Also, as the Portfolio will be periodically rebalanced to maintain the target allocation between styles, there will be transaction costs which may be, over time, significant.

.  DERIVATIVES RISK: The Portfolio may use derivatives as direct investments to earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indices. Derivatives may be illiquid and difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolio. Assets required to be set aside or posted to cover or secure derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make a Portfolio more volatile and can compound other risks. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. The   regulation may make derivatives more costly, may limit their availability, or may otherwise adversely affect their value or performance.

.  MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Manager will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but its decisions may not produce the desired results. In some cases, derivative and other investment techniques may be unavailable or the Manager may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.

.  COUNTRY CONCENTRATION RISK: The Portfolio may not always be diversified among countries or regions and the effect on the share price of the Portfolio of specific risks identified above such as political, regulatory and currency may be magnified due to concentration of the Portfolio's investments in a particular country or region.

Risk Lose Money [Text]	rr_RiskLoseMoney	The share price of the Portfolio will fluctuate and you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

.  how the Portfolio's performance changed from year to year over ten years; and

.  how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information for the Portfolio at www.bernstein.com (click on "Investments," then "Stocks," then "Mutual Fund Performance at a Glance").

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Portfolio.

The returns in the bar chart do not reflect the portfolio transaction fee of 1.00% that is payable to the Portfolio when shares of the Portfolio are purchased and when shares are sold. If these fees were reflected in the chart, the returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

.  how the Portfolio's performance changed from year to year over ten years; and

.  how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 35.83%, 2ND QUARTER, 2009 AND WORST QUARTER WAS DOWN -32.15%, 4TH QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are an estimate, which is based on the highest historical individual federal marginal income-tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are an estimate, which is based on the highest historical individual federal marginal income-tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Emerging Markets Portfolio | MSCI Emerging Markets Index (Net) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(18.42%)
5 YEARS	rr_AverageAnnualReturnYear05	2.40%
10 YEARS	rr_AverageAnnualReturnYear10	13.86%

Short Duration New York Municipal Portfolio
SHORT DURATION NEW YORK MUNICIPAL PORTFOLIO
INVESTMENT OBJECTIVE:
The Portfolio's investment objective is to provide safety of principal and a moderate rate of return after taking account of federal, state and local taxes for New York residents.
FEES AND EXPENSES OF THE PORTFOLIO:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - (USD $)	Short Duration New York Municipal Portfolio
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none
Redemption Fee (as a percentage of amount redeemed)	none
Exchange Fee	none
Maximum Account Fee	none

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Short Duration New York Municipal Portfolio
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	none
Shareholder Servicing	0.10%
Transfer Agent	0.01%
Other Expenses	0.05%
Total Other Expenses	0.16%
Total Portfolio Operating Expenses	0.61%

EXAMPLES

The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the Examples would be:

Expense Example - (USD $)	Short Duration New York Municipal Portfolio
After 1 Year	62
After 3 Years	195
After 5 Years	340
After 10 Years	762

PORTFOLIO TURNOVER

The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 32% of the average value of its portfolio.

PRINCIPAL STRATEGIES:
As a matter of fundamental policy, the Portfolio, under normal circumstances, invests at least 80% of its net assets in municipal securities. In addition, as a matter of fundamental policy, the Portfolio, under normal circumstances, invests at least 80% of its net assets in a portfolio of municipal securities issued by the State of New York or its political subdivisions, or otherwise exempt from New York state income tax. For purposes of this policy, net assets include any borrowings for investment purposes.

The municipal securities in which the Portfolio may invest are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, the District of Columbia or possessions and territories of the United States, or financing for specific projects or public facilities. The interest paid on these securities is generally exempt from federal and New York state and local personal income tax, although in certain instances, it may be includable in income subject to alternative minimum tax.

The Portfolio invests at least 80% of its total assets in municipal securities rated A or better by national rating agencies (or, if unrated, determined by AllianceBernstein L.P., the Portfolio's investment manager (the "Manager"), to be of comparable quality) and comparably rated municipal notes. The Portfolio may invest up to 20% of its total assets in fixed-income securities rated BB or B by national rating agencies, which are not investment-grade (commonly known as "junk bonds").

The Portfolio may invest more than 25% of its net assets in revenue bonds, which generally do not have the pledge of the credit of the issuer. The Portfolio may invest more than 25% of its total assets in securities or obligations that are related in such a way that business or political developments or changes affecting one such security could also affect the others (for example, securities with interest that is paid from projects of a similar type).

The Portfolio may also invest up to 20% of its net assets in fixed-income securities of U.S. issuers that are not municipal securities if, in the Manager's opinion, these securities will enhance the after-tax return for New York investors.

The Portfolio may use derivatives, such as options, futures, forwards and swaps.

In managing the Portfolio, the Manager may use interest rate forecasting to determine the best level of interest rate risk at a given time. The Manager may moderately shorten the average duration of the Portfolio when it expects interest rates to rise and modestly lengthen average duration when it anticipates that interest rates will fall.

The Portfolio seeks to maintain an effective duration of one-half year to two and one-half years under normal market conditions. Duration is a measure that relates the expected price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. Thus, by definition, duration is always less than or equal to full maturity.

The Manager selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Portfolio. In making this assessment, the Manager takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Portfolio's other holdings.

PRINCIPAL RISKS:

.  The share price of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.

.  INTEREST RATE RISK: This is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds and notes. Increases in interest rates may cause the value of the Portfolio's investments to decline.

.  CREDIT RISK: This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives or other contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Credit risk is greater for medium-quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are    predominantly speculative credit risks.

.  RISKIER THAN A MONEY-MARKET FUND: The Portfolio is invested in securities with longer maturities and in some cases lower quality than the assets of the type of mutual fund known as a money-market fund. The risk of a decline in the market value of the Portfolio is greater than for a money-market fund since the credit quality of the Portfolio securities may be lower and the effective duration of the Portfolio will be longer.

.  MUNICIPAL MARKET RISK: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. The Portfolio's investments in New York municipal securities may be vulnerable to events adversely affecting New York's economy. New York's economy, while diverse, has a relatively large share of the nation's financial activities. With the financial services sector contributing over one-fifth of the state's wages, the state's economy is especially vulnerable to adverse events  affecting the financial markets such as occurred in 2008-2009. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, are subject to the risk that factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

.  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio's assets can decline as can the value of the Portfolio's distributions.

.  NON-DIVERSIFICATION RISK: Concentration of investments in a small number of securities tends to increase risk. The Portfolio is not "diversified." This means that the Portfolio can invest more of its assets in a relatively small    number of issuers with greater concentration of risk. Matters affecting these issuers can have a more significant effect on the Portfolio's net asset value.

.  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid securities at an advantageous price. Illiquid securities may also be difficult to value.

.  DERIVATIVES RISK: The Portfolio may use derivatives as direct investments to earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indices. Derivatives may be illiquid and difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolio. Assets required to be set aside or posted to cover or secure derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make a Portfolio more volatile and can compound other risks. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. The regulation may make derivatives more costly, may limit their availability, or may otherwise adversely affect their value or performance.

.  MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Manager will apply its investment techniques and risk analyses in making investment decisions for    the Portfolio, but its decisions may not produce the desired results. In some cases, derivative and other investment techniques may be unavailable or the Manager may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.

.  MARKET RISK: The Portfolio is subject to market risk, which is the risk that bond prices in general may decline over short or extended periods. Equity and debt markets around the world have experienced unprecedented volatility, including notably the recent European sovereign debt crisis, and these market conditions may continue or get worse. This financial environment has caused a significant decline in the value and liquidity of many investments, and could make identifying investment risks and opportunities especially difficult. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

BAR CHART AND PERFORMANCE INFORMATION:
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

.  how the Portfolio's performance changed from year to year over ten years; and

.  how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information for the Portfolio at www.bernstein.com (click on "Investments," then "Stocks," then "Mutual Fund Performance at a Glance").

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Portfolio.

BAR CHART

Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 1.52%, 1ST QUARTER, 2008; AND WORST QUARTER WAS DOWN -0.67%, 4TH QUARTER, 2010.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Average Annual Total Returns -	1 YEAR	5 YEARS	10 YEARS
Short Duration New York Municipal Portfolio	2.26%	2.51%	2.27%
Short Duration New York Municipal Portfolio Return After Taxes on Distributions	2.26%	2.49%	2.26%
Short Duration New York Municipal Portfolio Return After Taxes on Distributions and Sale of Portfolio Shares	1.95%	2.46%	2.26%
Short Duration New York Municipal Portfolio Barclays Capital 1-Year Municipal Index (reflects no deduction for fees, expenses, or taxes)	1.58%	3.03%	2.64%

After-tax returns are an estimate, which is based on the highest historical individual federal marginal income-tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BERNSTEIN SANFORD C FUND INC
Prospectus Date	rr_ProspectusDate	Jan 31, 2012
Short Duration New York Municipal Portfolio | Short Duration New York Municipal Portfolio
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.01%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.05%
Shareholder Servicing	rr_Component3OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Portfolio Operating Expenses	rr_ExpensesOverAssets	0.61%
After 1 Year	rr_ExpenseExampleYear01	62
After 3 Years	rr_ExpenseExampleYear03	195
After 5 Years	rr_ExpenseExampleYear05	340
After 10 Years	rr_ExpenseExampleYear10	762
Annual Return 2002	rr_AnnualReturn2002	3.08%
Annual Return 2003	rr_AnnualReturn2003	1.80%
Annual Return 2004	rr_AnnualReturn2004	1.01%
Annual Return 2005	rr_AnnualReturn2005	1.52%
Annual Return 2006	rr_AnnualReturn2006	2.79%
Annual Return 2007	rr_AnnualReturn2007	3.65%
Annual Return 2008	rr_AnnualReturn2008	2.87%
Annual Return 2009	rr_AnnualReturn2009	3.76%
Annual Return 2010	rr_AnnualReturn2010	0.13%
Annual Return 2011	rr_AnnualReturn2011	2.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.67%)
1 YEAR	rr_AverageAnnualReturnYear01	2.26%
5 YEARS	rr_AverageAnnualReturnYear05	2.51%
10 YEARS	rr_AverageAnnualReturnYear10	2.27%
Short Duration New York Municipal Portfolio | Short Duration New York Municipal Portfolio | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	2.26%
5 YEARS	rr_AverageAnnualReturnYear05	2.49%
10 YEARS	rr_AverageAnnualReturnYear10	2.26%
Short Duration New York Municipal Portfolio | Short Duration New York Municipal Portfolio | Return After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	1.95%
5 YEARS	rr_AverageAnnualReturnYear05	2.46%
10 YEARS	rr_AverageAnnualReturnYear10	2.26%
Short Duration New York Municipal Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SHORT DURATION NEW YORK MUNICIPAL PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio's investment objective is to provide safety of principal and a moderate rate of return after taking account of federal, state and local taxes for New York residents.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the Examples would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
As a matter of fundamental policy, the Portfolio, under normal circumstances, invests at least 80% of its net assets in municipal securities. In addition, as a matter of fundamental policy, the Portfolio, under normal circumstances, invests at least 80% of its net assets in a portfolio of municipal securities issued by the State of New York or its political subdivisions, or otherwise exempt from New York state income tax. For purposes of this policy, net assets include any borrowings for investment purposes.

The municipal securities in which the Portfolio may invest are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, the District of Columbia or possessions and territories of the United States, or financing for specific projects or public facilities. The interest paid on these securities is generally exempt from federal and New York state and local personal income tax, although in certain instances, it may be includable in income subject to alternative minimum tax.

The Portfolio invests at least 80% of its total assets in municipal securities rated A or better by national rating agencies (or, if unrated, determined by AllianceBernstein L.P., the Portfolio's investment manager (the "Manager"), to be of comparable quality) and comparably rated municipal notes. The Portfolio may invest up to 20% of its total assets in fixed-income securities rated BB or B by national rating agencies, which are not investment-grade (commonly known as "junk bonds").

The Portfolio may invest more than 25% of its net assets in revenue bonds, which generally do not have the pledge of the credit of the issuer. The Portfolio may invest more than 25% of its total assets in securities or obligations that are related in such a way that business or political developments or changes affecting one such security could also affect the others (for example, securities with interest that is paid from projects of a similar type).

The Portfolio may also invest up to 20% of its net assets in fixed-income securities of U.S. issuers that are not municipal securities if, in the Manager's opinion, these securities will enhance the after-tax return for New York investors.

The Portfolio may use derivatives, such as options, futures, forwards and swaps.

In managing the Portfolio, the Manager may use interest rate forecasting to determine the best level of interest rate risk at a given time. The Manager may moderately shorten the average duration of the Portfolio when it expects interest rates to rise and modestly lengthen average duration when it anticipates that interest rates will fall.

The Portfolio seeks to maintain an effective duration of one-half year to two and one-half years under normal market conditions. Duration is a measure that relates the expected price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. Thus, by definition, duration is always less than or equal to full maturity.

The Manager selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Portfolio. In making this assessment, the Manager takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Portfolio's other holdings.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

.  The share price of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.

.  INTEREST RATE RISK: This is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds and notes. Increases in interest rates may cause the value of the Portfolio's investments to decline.

.  CREDIT RISK: This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives or other contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Credit risk is greater for medium-quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are    predominantly speculative credit risks.

.  RISKIER THAN A MONEY-MARKET FUND: The Portfolio is invested in securities with longer maturities and in some cases lower quality than the assets of the type of mutual fund known as a money-market fund. The risk of a decline in the market value of the Portfolio is greater than for a money-market fund since the credit quality of the Portfolio securities may be lower and the effective duration of the Portfolio will be longer.

.  MUNICIPAL MARKET RISK: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. The Portfolio's investments in New York municipal securities may be vulnerable to events adversely affecting New York's economy. New York's economy, while diverse, has a relatively large share of the nation's financial activities. With the financial services sector contributing over one-fifth of the state's wages, the state's economy is especially vulnerable to adverse events  affecting the financial markets such as occurred in 2008-2009. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, are subject to the risk that factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

.  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio's assets can decline as can the value of the Portfolio's distributions.

.  NON-DIVERSIFICATION RISK: Concentration of investments in a small number of securities tends to increase risk. The Portfolio is not "diversified." This means that the Portfolio can invest more of its assets in a relatively small    number of issuers with greater concentration of risk. Matters affecting these issuers can have a more significant effect on the Portfolio's net asset value.

.  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid securities at an advantageous price. Illiquid securities may also be difficult to value.

.  DERIVATIVES RISK: The Portfolio may use derivatives as direct investments to earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indices. Derivatives may be illiquid and difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolio. Assets required to be set aside or posted to cover or secure derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make a Portfolio more volatile and can compound other risks. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. The regulation may make derivatives more costly, may limit their availability, or may otherwise adversely affect their value or performance.

.  MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Manager will apply its investment techniques and risk analyses in making investment decisions for    the Portfolio, but its decisions may not produce the desired results. In some cases, derivative and other investment techniques may be unavailable or the Manager may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.

.  MARKET RISK: The Portfolio is subject to market risk, which is the risk that bond prices in general may decline over short or extended periods. Equity and debt markets around the world have experienced unprecedented volatility, including notably the recent European sovereign debt crisis, and these market conditions may continue or get worse. This financial environment has caused a significant decline in the value and liquidity of many investments, and could make identifying investment risks and opportunities especially difficult. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The share price of the Portfolio will fluctuate and you may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: Concentration of investments in a small number of securities tends to increase risk. The Portfolio is not "diversified." This means that the Portfolio can invest more of its assets in a relatively small number of issuers with greater concentration of risk. Matters affecting these issuers can have a more significant effect on the Portfolio's net asset value.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

.  how the Portfolio's performance changed from year to year over ten years; and

.  how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information for the Portfolio at www.bernstein.com (click on "Investments," then "Stocks," then "Mutual Fund Performance at a Glance").

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Portfolio.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	. how the Portfolio's performance changed from year to year over ten years; and

.  how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 1.52%, 1ST QUARTER, 2008; AND WORST QUARTER WAS DOWN -0.67%, 4TH QUARTER, 2010.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are an estimate, which is based on the highest historical individual federal marginal income-tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are an estimate, which is based on the highest historical individual federal marginal income-tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Short Duration New York Municipal Portfolio | Barclays Capital 1-Year Municipal Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	1.58%
5 YEARS	rr_AverageAnnualReturnYear05	3.03%
10 YEARS	rr_AverageAnnualReturnYear10	2.64%

Short Duration California Municipal Portfolio
SHORT DURATION CALIFORNIA MUNICIPAL PORTFOLIO
INVESTMENT OBJECTIVE:
The Portfolio's investment objective is to provide safety of principal and a moderate rate of return after taking account of federal and state taxes for California residents.
FEES AND EXPENSES OF THE PORTFOLIO:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - (USD $)	Short Duration California Municipal Portfolio
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none
Redemption Fee (as a percentage of amount redeemed)	none
Exchange Fee	none
Maximum Account Fee	none

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Short Duration California Municipal Portfolio
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	none
Shareholder Servicing	0.10%
Transfer Agent	0.01%
Other Expenses	0.07%
Total Other Expenses	0.18%
Total Portfolio Operating Expenses	0.63%

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the Examples would be:

Expense Example - (USD $)	Short Duration California Municipal Portfolio
After 1 Year	64
After 3 Years	202
After 5 Years	351
After 10 Years	786

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 81% of the average value of its portfolio.

PRINCIPAL STRATEGIES:
As a matter of fundamental policy, the Portfolio, under normal circumstances, invests at least 80% of its net assets in municipal securities. In addition, as a matter of fundamental policy, the Portfolio, under normal circumstances, invests at least 80% of its net assets in a portfolio of municipal securities issued by the State of California or its political subdivisions, or otherwise exempt from California state income tax. For purposes of this policy, net assets include any borrowings for investment purposes.

The municipal securities in which the Portfolio may invest are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, the District of Columbia or possessions and territories of the United States, or financing for specific projects or public facilities. The interest paid on these securities is generally exempt from federal and California state personal income tax, although in certain instances, it may be includable in income subject to alternative minimum tax.

The Portfolio invests at least 80% of its total assets in municipal securities rated A or better by national rating agencies (or, if unrated, determined by AllianceBernstein L.P., the Portfolio's investment manager (the "Manager"), to be of comparable quality) and comparably rated municipal notes. The Portfolio may invest up to 20% of its total assets in fixed-income securities rated BB or B by national rating agencies, which are not investment-grade (commonly known as "junk bonds").

The Portfolio may invest more than 25% of its net assets in revenue bonds, which generally do not have the pledge of the credit of the issuer. The Portfolio may invest more than 25% of its total assets in securities or obligations that are related in such a way that business or political developments or changes affecting one such security could also affect the others (for example, securities with interest that is paid from projects of a similar type).

The Portfolio may also invest up to 20% of its net assets in fixed-income securities of U.S. issuers that are not municipal securities if, in the Manager's opinion, these securities will enhance the after-tax return for California investors.

The Portfolio may use derivatives, such as options, futures, forwards and swaps.

In managing the Portfolio, the Manager may use interest rate forecasting to determine the best level of interest rate risk at a given time. The Manager may moderately shorten the average duration of the Portfolio when it expects interest rates to rise and modestly lengthen average duration when it anticipates that interest rates will fall.

The Portfolio seeks to maintain an effective duration of one-half year to two and one-half years under normal market conditions. Duration is a measure that relates the expected price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. Thus, by definition, duration is always less than or equal to full maturity.

The Manager selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Portfolio. In making this assessment, the Manager takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Portfolio's other holdings.

PRINCIPAL RISKS:
. The share price of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.

. INTEREST RATE RISK: This is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds and notes. Increases in interest rates may cause the value of the Portfolio's investments to decline.

. CREDIT RISK: This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives or other contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Credit risk is greater for medium-quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative credit risks.

. RISKIER THAN A MONEY-MARKET FUND: The Portfolio is invested in securities with longer maturities and in some cases lower quality than the assets of the type of mutual fund known as a money-market fund. The risk of a decline in the market value of the Portfolio is greater than for a money-market fund since the credit quality of the Portfolio securities may be lower and the effective duration of the Portfolio will be longer.

. MUNICIPAL MARKET RISK: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. The Portfolio's investments in California municipal securities may be vulnerable to events adversely affecting California's economy. California's economy, the largest of the 50 states, is relatively diverse, which makes it less vulnerable to events affecting a particular industry. Its economy, however, continues to be affected by serious fiscal conditions as a result of voter-passed initiatives that limit the ability of state and local governments to raise revenues, particularly with respect to real property taxes. In addition, state expenditures are difficult to reduce because of constitutional provisions that require a minimum level of spending, for certain government programs, such as education. California's economy may also be affected by natural disasters, such as earthquakes or fires. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, are subject to the risk that factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

. INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio's assets can decline as can the value of the Portfolio's distributions.

. NON-DIVERSIFICATION RISK: Concentration of investments in a small number of securities tends to increase risk. The Portfolio is not "diversified." This means that the Portfolio can invest more of its assets in a relatively small number of issuers with greater concentration of risk. Matters affecting these issuers can have a more significant effect on the Portfolio's net asset value.

. LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid securities at an advantageous price. Illiquid securities may also be difficult to value.

. DERIVATIVES RISK: The Portfolio may use derivatives as direct investments to earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indices. Derivatives may be illiquid and difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolio. Assets required to be set aside or posted to cover or secure derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make a Portfolio more volatile and can compound other risks. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. The regulation may make derivatives more costly, may limit their availability, or may otherwise adversely affect their value or performance.

. MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Manager will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but its decisions may not produce the desired results. In some cases, derivative and other investment techniques may be unavailable or the Manager may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.

. MARKET RISK: The Portfolio is subject to market risk, which is the risk that bond prices in general may decline over short or extended periods. Equity and debt markets around the world have experienced unprecedented volatility, including notably the recent European sovereign debt crisis, and these market conditions may continue or get worse. This financial environment has caused a significant decline in the value and liquidity of many investments, and could make identifying investment risks and opportunities especially difficult. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

BAR CHART AND PERFORMANCE INFORMATION:
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

. how the Portfolio's performance changed from year to year over ten years; and

. how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information for the Portfolio at www.bernstein.com (click on "Investments," then "Stocks," then "Mutual Fund Performance at a Glance").

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Portfolio.

BAR CHART

Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 1.56%, 1ST QUARTER, 2008; AND WORST QUARTER WAS DOWN -0.83%, 4TH QUARTER, 2010.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Average Annual Total Returns -	1 YEAR	5 YEARS	10 YEARS
Short Duration California Municipal Portfolio	1.82%	2.47%	2.11%
Short Duration California Municipal Portfolio Return After Taxes on Distributions	1.82%	2.42%	2.08%
Short Duration California Municipal Portfolio Return After Taxes on Distributions and Sale of Portfolio Shares	1.51%	2.40%	2.09%
Short Duration California Municipal Portfolio Barclays Capital 1-Year Municipal Index (reflects no deduction for fees, expenses, or taxes)	1.58%	3.03%	2.64%

After-tax returns are an estimate, which is based on the highest historical individual federal marginal income-tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BERNSTEIN SANFORD C FUND INC
Prospectus Date	rr_ProspectusDate	Jan 31, 2012
Short Duration California Municipal Portfolio | Short Duration California Municipal Portfolio
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.01%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.07%
Shareholder Servicing	rr_Component3OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Portfolio Operating Expenses	rr_ExpensesOverAssets	0.63%
After 1 Year	rr_ExpenseExampleYear01	64
After 3 Years	rr_ExpenseExampleYear03	202
After 5 Years	rr_ExpenseExampleYear05	351
After 10 Years	rr_ExpenseExampleYear10	786
Annual Return 2002	rr_AnnualReturn2002	2.62%
Annual Return 2003	rr_AnnualReturn2003	1.51%
Annual Return 2004	rr_AnnualReturn2004	0.77%
Annual Return 2005	rr_AnnualReturn2005	1.17%
Annual Return 2006	rr_AnnualReturn2006	2.70%
Annual Return 2007	rr_AnnualReturn2007	3.57%
Annual Return 2008	rr_AnnualReturn2008	3.07%
Annual Return 2009	rr_AnnualReturn2009	3.52%
Annual Return 2010	rr_AnnualReturn2010	0.41%
Annual Return 2011	rr_AnnualReturn2011	1.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.83%)
1 YEAR	rr_AverageAnnualReturnYear01	1.82%
5 YEARS	rr_AverageAnnualReturnYear05	2.47%
10 YEARS	rr_AverageAnnualReturnYear10	2.11%
Short Duration California Municipal Portfolio | Short Duration California Municipal Portfolio | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	1.82%
5 YEARS	rr_AverageAnnualReturnYear05	2.42%
10 YEARS	rr_AverageAnnualReturnYear10	2.08%
Short Duration California Municipal Portfolio | Short Duration California Municipal Portfolio | Return After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	1.51%
5 YEARS	rr_AverageAnnualReturnYear05	2.40%
10 YEARS	rr_AverageAnnualReturnYear10	2.09%
Short Duration California Municipal Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SHORT DURATION CALIFORNIA MUNICIPAL PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio's investment objective is to provide safety of principal and a moderate rate of return after taking account of federal and state taxes for California residents.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 81% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	81.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the Examples would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
As a matter of fundamental policy, the Portfolio, under normal circumstances, invests at least 80% of its net assets in municipal securities. In addition, as a matter of fundamental policy, the Portfolio, under normal circumstances, invests at least 80% of its net assets in a portfolio of municipal securities issued by the State of California or its political subdivisions, or otherwise exempt from California state income tax. For purposes of this policy, net assets include any borrowings for investment purposes.

The municipal securities in which the Portfolio may invest are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, the District of Columbia or possessions and territories of the United States, or financing for specific projects or public facilities. The interest paid on these securities is generally exempt from federal and California state personal income tax, although in certain instances, it may be includable in income subject to alternative minimum tax.

The Portfolio invests at least 80% of its total assets in municipal securities rated A or better by national rating agencies (or, if unrated, determined by AllianceBernstein L.P., the Portfolio's investment manager (the "Manager"), to be of comparable quality) and comparably rated municipal notes. The Portfolio may invest up to 20% of its total assets in fixed-income securities rated BB or B by national rating agencies, which are not investment-grade (commonly known as "junk bonds").

The Portfolio may invest more than 25% of its net assets in revenue bonds, which generally do not have the pledge of the credit of the issuer. The Portfolio may invest more than 25% of its total assets in securities or obligations that are related in such a way that business or political developments or changes affecting one such security could also affect the others (for example, securities with interest that is paid from projects of a similar type).

The Portfolio may also invest up to 20% of its net assets in fixed-income securities of U.S. issuers that are not municipal securities if, in the Manager's opinion, these securities will enhance the after-tax return for California investors.

The Portfolio may use derivatives, such as options, futures, forwards and swaps.

In managing the Portfolio, the Manager may use interest rate forecasting to determine the best level of interest rate risk at a given time. The Manager may moderately shorten the average duration of the Portfolio when it expects interest rates to rise and modestly lengthen average duration when it anticipates that interest rates will fall.

The Portfolio seeks to maintain an effective duration of one-half year to two and one-half years under normal market conditions. Duration is a measure that relates the expected price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. Thus, by definition, duration is always less than or equal to full maturity.

The Manager selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Portfolio. In making this assessment, the Manager takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Portfolio's other holdings.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
. The share price of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.

. INTEREST RATE RISK: This is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds and notes. Increases in interest rates may cause the value of the Portfolio's investments to decline.

. CREDIT RISK: This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives or other contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Credit risk is greater for medium-quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative credit risks.

. RISKIER THAN A MONEY-MARKET FUND: The Portfolio is invested in securities with longer maturities and in some cases lower quality than the assets of the type of mutual fund known as a money-market fund. The risk of a decline in the market value of the Portfolio is greater than for a money-market fund since the credit quality of the Portfolio securities may be lower and the effective duration of the Portfolio will be longer.

. MUNICIPAL MARKET RISK: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. The Portfolio's investments in California municipal securities may be vulnerable to events adversely affecting California's economy. California's economy, the largest of the 50 states, is relatively diverse, which makes it less vulnerable to events affecting a particular industry. Its economy, however, continues to be affected by serious fiscal conditions as a result of voter-passed initiatives that limit the ability of state and local governments to raise revenues, particularly with respect to real property taxes. In addition, state expenditures are difficult to reduce because of constitutional provisions that require a minimum level of spending, for certain government programs, such as education. California's economy may also be affected by natural disasters, such as earthquakes or fires. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, are subject to the risk that factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

. INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio's assets can decline as can the value of the Portfolio's distributions.

. NON-DIVERSIFICATION RISK: Concentration of investments in a small number of securities tends to increase risk. The Portfolio is not "diversified." This means that the Portfolio can invest more of its assets in a relatively small number of issuers with greater concentration of risk. Matters affecting these issuers can have a more significant effect on the Portfolio's net asset value.

. LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid securities at an advantageous price. Illiquid securities may also be difficult to value.

. DERIVATIVES RISK: The Portfolio may use derivatives as direct investments to earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indices. Derivatives may be illiquid and difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolio. Assets required to be set aside or posted to cover or secure derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make a Portfolio more volatile and can compound other risks. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. The regulation may make derivatives more costly, may limit their availability, or may otherwise adversely affect their value or performance.

. MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Manager will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but its decisions may not produce the desired results. In some cases, derivative and other investment techniques may be unavailable or the Manager may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.

. MARKET RISK: The Portfolio is subject to market risk, which is the risk that bond prices in general may decline over short or extended periods. Equity and debt markets around the world have experienced unprecedented volatility, including notably the recent European sovereign debt crisis, and these market conditions may continue or get worse. This financial environment has caused a significant decline in the value and liquidity of many investments, and could make identifying investment risks and opportunities especially difficult. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The share price of the Portfolio will fluctuate and you may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: Concentration of investments in a small number of securities tends to increase risk. The Portfolio is not "diversified." This means that the Portfolio can invest more of its assets in a relatively small number of issuers with greater concentration of risk. Matters affecting these issuers can have a more significant effect on the Portfolio's net asset value.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

. how the Portfolio's performance changed from year to year over ten years; and

. how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information for the Portfolio at www.bernstein.com (click on "Investments," then "Stocks," then "Mutual Fund Performance at a Glance").

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Portfolio.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
. how the Portfolio's performance changed from year to year over ten years; and

. how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 1.56%, 1ST QUARTER, 2008; AND WORST QUARTER WAS DOWN -0.83%, 4TH QUARTER, 2010.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are an estimate, which is based on the highest historical individual federal marginal income-tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are an estimate, which is based on the highest historical individual federal marginal income-tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Short Duration California Municipal Portfolio | Barclays Capital 1-Year Municipal Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	1.58%
5 YEARS	rr_AverageAnnualReturnYear05	3.03%
10 YEARS	rr_AverageAnnualReturnYear10	2.64%

Short Duration Diversified Municipal Portfolio
SHORT DURATION DIVERSIFIED MUNICIPAL PORTFOLIO
INVESTMENT OBJECTIVE:
The Portfolio's investment objective is to provide safety of principal and a moderate rate of return after taking account of federal taxes.
FEES AND EXPENSES OF THE PORTFOLIO:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - (USD $)	Short Duration Diversified Municipal Portfolio
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none
Redemption Fee (as a percentage of amount redeemed)	none
Exchange Fee	none
Maximum Account Fee	none

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Short Duration Diversified Municipal Portfolio
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	none
Shareholder Servicing	0.10%
Other Expenses	0.07%
Total Other Expenses	0.17%
Total Portfolio Operating Expenses	0.62%

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the Examples would be:

Expense Example - (USD $)	Short Duration Diversified Municipal Portfolio
After 1 Year	63
After 3 Years	199
After 5 Years	346
After 10 Years	774

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 39% of the average value of its portfolio.

PRINCIPAL STRATEGIES:
As a matter of fundamental policy, the Portfolio, under normal circumstances, invests at least 80% of its net assets in municipal securities. For purposes of this policy, net assets include any borrowings for investment purposes. The Portfolio will invest no more than 25% of its total assets in municipal securities of issuers located in any one state.

The municipal securities in which the Portfolio may invest are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, the District of Columbia or possessions and territories of the United States, or financing for specific projects or public facilities. The interest paid on these securities is generally exempt from federal income tax, although in certain instances, it may be includable in income subject to alternative minimum tax.

The Portfolio invests at least 80% of its total assets in municipal securities rated A or better by national rating agencies (or, if unrated, determined by AllianceBernstein L.P., the Portfolio's investment manager (the "Manager"), to be of comparable quality) and comparably rated municipal notes. The Portfolio may invest up to 20% of its total assets in fixed-income securities rated BB or B by national rating agencies, which are not investment-grade (commonly known as "junk bonds").

The Portfolio may invest more than 25% of its net assets in revenue bonds, which generally do not have the pledge of the credit of the issuer. The Portfolio may invest more than 25% of its total assets in securities or obligations that are related in such a way that business or political developments or changes affecting one such security could also affect the others (for example, securities with interest that is paid from projects of a similar type).

The Portfolio may also invest up to 20% of its net assets in fixed-income securities of U.S. issuers that are not municipal securities if, in the Manager's opinion, these securities will enhance the after-tax return for Portfolio investors.

The Portfolio may use derivatives, such as options, futures, forwards and swaps.

In managing the Portfolio, the Manager may use interest rate forecasting to determine the best level of interest rate risk at a given time. The Manager may moderately shorten the average duration of the Portfolio when it expects interest rates to rise and modestly lengthen average duration when it anticipates that interest rates will fall.

The Portfolio seeks to maintain an effective duration of one-half year to two and one-half years under normal market conditions. Duration is a measure that relates the expected price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. Thus, by definition, duration is always less than or equal to full maturity.

The Manager selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Portfolio. In making this assessment, the Manager takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Portfolio's other holdings.

PRINCIPAL RISKS:
The share price of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.

. INTEREST RATE RISK: This is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds and notes. Increases in interest rates may cause the value of the Portfolio's investments to decline.

. CREDIT RISK: This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives or other contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Credit risk is greater for medium-quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative credit risks.

. RISKIER THAN A MONEY-MARKET FUND: The Portfolio is invested in securities with longer maturities and in some cases lower quality than the assets of the type of mutual fund known as a money-market fund. The risk of a decline in the market value of the Portfolio is greater than for a money-market fund since the credit quality of the Portfolio securities may be lower and the effective duration of the Portfolio will be longer.

. MUNICIPAL MARKET RISK: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, are subject to the risk that factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

. INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio's assets can decline as can the value of the Portfolio's distributions.

. LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid securities at an advantageous price. Illiquid securities may also be difficult to value.

. DERIVATIVES RISK: The Portfolio may use derivatives as direct investments to earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indices. Derivatives may be illiquid and difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolio. Assets required to be set aside or posted to cover or secure derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make a Portfolio more volatile and can compound other risks. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. The regulation may make derivatives more costly, may limit their availability, or may otherwise adversely affect their value or performance.

. MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Manager will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but its decisions may not produce the desired results. In some cases, derivative and other investment techniques may be unavailable or the Manager may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.

. MARKET RISK: The Portfolio is subject to market risk, which is the risk that bond prices in general may decline over short or extended periods. Equity and debt markets around the world have experienced unprecedented volatility, including notably the recent European sovereign debt crisis, and these market conditions may continue or get worse. This financial environment has caused a significant decline in the value and liquidity of many investments, and could make identifying investment risks and opportunities especially difficult. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

BAR CHART AND PERFORMANCE INFORMATION:
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

. how the Portfolio's performance changed from year to year over ten years; and

. how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information for the Portfolio at www.bernstein.com (click on "Investments," then "Stocks," then "Mutual Fund Performance at a Glance").

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Portfolio.

BAR CHART

Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 1.92%, 2ND QUARTER, 2002; AND WORST QUARTER WAS DOWN -0.54%, 4TH QUARTER, 2010.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Average Annual Total Returns -	1 YEAR	5 YEARS	10 YEARS
Short Duration Diversified Municipal Portfolio	2.17%	2.62%	2.40%
Short Duration Diversified Municipal Portfolio Return After Taxes on Distributions	2.16%	2.59%	2.37%
Short Duration Diversified Municipal Portfolio Return After Taxes on Distributions and Sale of Portfolio Shares	1.82%	2.54%	2.36%
Short Duration Diversified Municipal Portfolio Barclays Capital 1-Year Municipal Index (reflects no deduction for fees, expenses, or taxes)	1.58%	3.03%	2.64%

After-tax returns are an estimate, which is based on the highest historical individual federal marginal income-tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BERNSTEIN SANFORD C FUND INC
Prospectus Date	rr_ProspectusDate	Jan 31, 2012
Short Duration Diversified Municipal Portfolio | Short Duration Diversified Municipal Portfolio
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.07%
Shareholder Servicing	rr_Component3OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Portfolio Operating Expenses	rr_ExpensesOverAssets	0.62%
After 1 Year	rr_ExpenseExampleYear01	63
After 3 Years	rr_ExpenseExampleYear03	199
After 5 Years	rr_ExpenseExampleYear05	346
After 10 Years	rr_ExpenseExampleYear10	774
Annual Return 2002	rr_AnnualReturn2002	3.69%
Annual Return 2003	rr_AnnualReturn2003	1.86%
Annual Return 2004	rr_AnnualReturn2004	1.10%
Annual Return 2005	rr_AnnualReturn2005	1.43%
Annual Return 2006	rr_AnnualReturn2006	2.84%
Annual Return 2007	rr_AnnualReturn2007	3.73%
Annual Return 2008	rr_AnnualReturn2008	2.88%
Annual Return 2009	rr_AnnualReturn2009	3.83%
Annual Return 2010	rr_AnnualReturn2010	0.50%
Annual Return 2011	rr_AnnualReturn2011	2.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.54%)
1 YEAR	rr_AverageAnnualReturnYear01	2.17%
5 YEARS	rr_AverageAnnualReturnYear05	2.62%
10 YEARS	rr_AverageAnnualReturnYear10	2.40%
Short Duration Diversified Municipal Portfolio | Short Duration Diversified Municipal Portfolio | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	2.16%
5 YEARS	rr_AverageAnnualReturnYear05	2.59%
10 YEARS	rr_AverageAnnualReturnYear10	2.37%
Short Duration Diversified Municipal Portfolio | Short Duration Diversified Municipal Portfolio | Return After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	1.82%
5 YEARS	rr_AverageAnnualReturnYear05	2.54%
10 YEARS	rr_AverageAnnualReturnYear10	2.36%
Short Duration Diversified Municipal Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SHORT DURATION DIVERSIFIED MUNICIPAL PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio's investment objective is to provide safety of principal and a moderate rate of return after taking account of federal taxes.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 39% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the Examples would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
As a matter of fundamental policy, the Portfolio, under normal circumstances, invests at least 80% of its net assets in municipal securities. For purposes of this policy, net assets include any borrowings for investment purposes. The Portfolio will invest no more than 25% of its total assets in municipal securities of issuers located in any one state.

The municipal securities in which the Portfolio may invest are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, the District of Columbia or possessions and territories of the United States, or financing for specific projects or public facilities. The interest paid on these securities is generally exempt from federal income tax, although in certain instances, it may be includable in income subject to alternative minimum tax.

The Portfolio invests at least 80% of its total assets in municipal securities rated A or better by national rating agencies (or, if unrated, determined by AllianceBernstein L.P., the Portfolio's investment manager (the "Manager"), to be of comparable quality) and comparably rated municipal notes. The Portfolio may invest up to 20% of its total assets in fixed-income securities rated BB or B by national rating agencies, which are not investment-grade (commonly known as "junk bonds").

The Portfolio may invest more than 25% of its net assets in revenue bonds, which generally do not have the pledge of the credit of the issuer. The Portfolio may invest more than 25% of its total assets in securities or obligations that are related in such a way that business or political developments or changes affecting one such security could also affect the others (for example, securities with interest that is paid from projects of a similar type).

The Portfolio may also invest up to 20% of its net assets in fixed-income securities of U.S. issuers that are not municipal securities if, in the Manager's opinion, these securities will enhance the after-tax return for Portfolio investors.

The Portfolio may use derivatives, such as options, futures, forwards and swaps.

In managing the Portfolio, the Manager may use interest rate forecasting to determine the best level of interest rate risk at a given time. The Manager may moderately shorten the average duration of the Portfolio when it expects interest rates to rise and modestly lengthen average duration when it anticipates that interest rates will fall.

The Portfolio seeks to maintain an effective duration of one-half year to two and one-half years under normal market conditions. Duration is a measure that relates the expected price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. Thus, by definition, duration is always less than or equal to full maturity.

The Manager selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Portfolio. In making this assessment, the Manager takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Portfolio's other holdings.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The share price of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.

. INTEREST RATE RISK: This is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds and notes. Increases in interest rates may cause the value of the Portfolio's investments to decline.

. CREDIT RISK: This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives or other contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Credit risk is greater for medium-quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative credit risks.

. RISKIER THAN A MONEY-MARKET FUND: The Portfolio is invested in securities with longer maturities and in some cases lower quality than the assets of the type of mutual fund known as a money-market fund. The risk of a decline in the market value of the Portfolio is greater than for a money-market fund since the credit quality of the Portfolio securities may be lower and the effective duration of the Portfolio will be longer.

. MUNICIPAL MARKET RISK: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, are subject to the risk that factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

. INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio's assets can decline as can the value of the Portfolio's distributions.

. LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid securities at an advantageous price. Illiquid securities may also be difficult to value.

. DERIVATIVES RISK: The Portfolio may use derivatives as direct investments to earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indices. Derivatives may be illiquid and difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolio. Assets required to be set aside or posted to cover or secure derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make a Portfolio more volatile and can compound other risks. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. The regulation may make derivatives more costly, may limit their availability, or may otherwise adversely affect their value or performance.

. MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Manager will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but its decisions may not produce the desired results. In some cases, derivative and other investment techniques may be unavailable or the Manager may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.

. MARKET RISK: The Portfolio is subject to market risk, which is the risk that bond prices in general may decline over short or extended periods. Equity and debt markets around the world have experienced unprecedented volatility, including notably the recent European sovereign debt crisis, and these market conditions may continue or get worse. This financial environment has caused a significant decline in the value and liquidity of many investments, and could make identifying investment risks and opportunities especially difficult. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The share price of the Portfolio will fluctuate and you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

. how the Portfolio's performance changed from year to year over ten years; and

. how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information for the Portfolio at www.bernstein.com (click on "Investments," then "Stocks," then "Mutual Fund Performance at a Glance").

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Portfolio.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
. how the Portfolio's performance changed from year to year over ten years; and

. how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 1.92%, 2ND QUARTER, 2002; AND WORST QUARTER WAS DOWN -0.54%, 4TH QUARTER, 2010.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are an estimate, which is based on the highest historical individual federal marginal income-tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are an estimate, which is based on the highest historical individual federal marginal income-tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Short Duration Diversified Municipal Portfolio | Barclays Capital 1-Year Municipal Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	1.58%
5 YEARS	rr_AverageAnnualReturnYear05	3.03%
10 YEARS	rr_AverageAnnualReturnYear10	2.64%

Sanford C. Bernstein Fund, Inc. | New York Municipal Portfolio
NEW YORK MUNICIPAL PORTFOLIO
INVESTMENT OBJECTIVE:
The Portfolio's investment objective is to provide safety of principal and maximize total return after taking account of federal, state and local taxes for New York residents.
FEES AND EXPENSES OF THE PORTFOLIO:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - (USD $)	Sanford C. Bernstein Fund, Inc. New York Municipal Portfolio NEW YORK MUNICIPAL CLASS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none
Redemption Fee (as a percentage of amount redeemed)	none
Exchange Fee	none
Maximum Account Fee	none

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Sanford C. Bernstein Fund, Inc. New York Municipal Portfolio NEW YORK MUNICIPAL CLASS
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	none
Shareholder Servicing	0.10%
Other Expenses	0.03%
Total Other Expenses	0.13%
Total Portfolio Operating Expenses	0.61%

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the Examples would be:

Expense Example - (USD $)	Sanford C. Bernstein Fund, Inc. New York Municipal Portfolio NEW YORK MUNICIPAL CLASS
After 1 Year	62
After 3 Years	195
After 5 Years	340
After 10 Years	762

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 14% of the average value of its portfolio.

PRINCIPAL STRATEGIES:
As a matter of fundamental policy, the Portfolio, under normal circumstances, invests at least 80% of its net assets in municipal securities. In addition, as a matter of fundamental policy, the Portfolio, under normal circumstances, invests at least 80% of its net assets in a portfolio of municipal securities issued by the State of New York or its political subdivisions, or otherwise exempt from New York state income tax. For purposes of this policy, net assets include any borrowings for investment purposes.

The municipal securities in which the Portfolio may invest are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, the District of Columbia or possessions and territories of the United States, or financing for specific projects or public facilities. The interest paid on these securities is generally exempt from federal and New York state and local personal income tax, although in certain instances, it may be includable in income subject to alternative minimum tax.

The Portfolio invests at least 80% of its total assets in municipal securities rated A or better by national rating agencies (or, if unrated, determined by AllianceBernstein L.P., the Portfolio's investment manager (the "Manager"), to be of comparable quality) and comparably rated municipal notes. The Portfolio may invest up to 20% of its total assets in fixed-income securities rated BB or B by national rating agencies, which are not investment-grade (commonly known as "junk bonds").

The Portfolio may invest more than 25% of its net assets in revenue bonds, which generally do not have the pledge of the credit of the issuer. The Portfolio may invest more than 25% of its total assets in securities or obligations that are related in such a way that business or political developments or changes affecting one such security could also affect the others (for example, securities with interest that is paid from projects of a similar type).

The Portfolio may also invest up to 20% of its net assets in fixed-income securities of U.S. issuers that are not municipal securities if, in the Manager's opinion, these securities will enhance the after-tax return for New York investors.

The Portfolio may also use derivatives, such as options, futures, forwards and swaps.

In managing the Portfolio, the Manager may use interest rate forecasting to determine the best level of interest rate risk at a given time. The Manager may moderately shorten the average duration of the Portfolio when it expects interest rates to rise and modestly lengthen average duration when it anticipates that interest rates will fall.

The Portfolio seeks to maintain an effective duration of three and one-half years to seven years under normal market conditions. Duration is a measure that relates the expected price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. Thus, by definition, duration is always less than or equal to full maturity.

The Manager selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Portfolio. In making this assessment, the Manager takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Portfolio's other holdings.

PRINCIPAL RISKS:
. The share price of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.

. INTEREST RATE RISK: This is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds and notes. Increases in interest rates may cause the value of the Portfolio's investments to decline.

. CREDIT RISK: This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives or other contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Credit risk is greater for medium-quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative credit risks.

. MUNICIPAL MARKET RISK: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. The Portfolio's investments in New York municipal securities may be vulnerable to events adversely affecting New York's economy. New York's economy, while diverse, has a relatively large share of the nation's financial activities. With the financial services sector contributing over one-fifth of the state's wages, the state's economy is especially vulnerable to adverse events affecting the financial markets such as occurred in 2008-2009. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, are subject to the risk that factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

. INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio's assets can decline as can the value of the Portfolio's distributions.

. NON-DIVERSIFICATION RISK: Concentration of investments in a small number of securities tends to increase risk. The Portfolio is not "diversified." This means that the Portfolio can invest more of its assets in a relatively small number of issuers with greater concentration of risk. Matters affecting these issuers can have a more significant effect on the Portfolio's net asset value.

. LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid securities at an advantageous price. Illiquid securities may also be difficult to value.

. DERIVATIVES RISK: The Portfolio may use derivatives as direct investments to earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indices. Derivatives may be illiquid and difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolio. Assets required to be set aside or posted to cover or secure derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make a Portfolio more volatile and can compound other risks. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. The regulation may make derivatives more costly, may limit their availability, or may otherwise adversely affect their value or performance.

. MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Manager will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but its decisions may not produce the desired results. In some cases, derivative and other investment techniques may be unavailable or the Manager may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.

. MARKET RISK: The Portfolio is subject to market risk, which is the risk that bond prices in general may decline over short or extended periods. Equity and debt markets around the world have experienced unprecedented volatility, including notably the recent European sovereign debt crisis, and these market conditions may continue or get worse. This financial environment has caused a significant decline in the value and liquidity of many investments, and could make identifying investment risks and opportunities especially difficult. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

BAR CHART AND PERFORMANCE INFORMATION:
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

. how the Portfolio's performance changed from year to year over ten years; and

. how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information for the Portfolio at www.bernstein.com (click on "Investments," then "Stocks," then "Mutual Fund Performance at a Glance").

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Portfolio.

BAR CHART
The annual returns in the bar chart are for the Portfolio's New York Municipal Class shares.

Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 4.58%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -2.12%, 4TH QUARTER, 2010.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Average Annual Total Returns - Sanford C. Bernstein Fund, Inc. New York Municipal Portfolio	1 YEAR	5 YEARS	10 YEARS
NEW YORK MUNICIPAL CLASS	6.58%	4.52%	4.12%
NEW YORK MUNICIPAL CLASS Return After Taxes on Distributions	6.58%	4.48%	4.09%
NEW YORK MUNICIPAL CLASS Return After Taxes on Distributions and Sale of Portfolio Shares	5.39%	4.33%	4.01%
Barclays Capital 5-Year General Obligation Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	6.91%	5.66%	4.87%

After-tax returns are an estimate, which is based on the highest historical individual federal marginal income-tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BERNSTEIN SANFORD C FUND INC
Prospectus Date	rr_ProspectusDate	Jan 31, 2012
Sanford C. Bernstein Fund, Inc. | New York Municipal Portfolio | NEW YORK MUNICIPAL CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.03%
Shareholder Servicing	rr_Component3OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Portfolio Operating Expenses	rr_ExpensesOverAssets	0.61%
After 1 Year	rr_ExpenseExampleYear01	62
After 3 Years	rr_ExpenseExampleYear03	195
After 5 Years	rr_ExpenseExampleYear05	340
After 10 Years	rr_ExpenseExampleYear10	762
Annual Return 2002	rr_AnnualReturn2002	7.28%
Annual Return 2003	rr_AnnualReturn2003	3.95%
Annual Return 2004	rr_AnnualReturn2004	2.53%
Annual Return 2005	rr_AnnualReturn2005	1.74%
Annual Return 2006	rr_AnnualReturn2006	3.21%
Annual Return 2007	rr_AnnualReturn2007	4.00%
Annual Return 2008	rr_AnnualReturn2008	1.35%
Annual Return 2009	rr_AnnualReturn2009	8.16%
Annual Return 2010	rr_AnnualReturn2010	2.65%
Annual Return 2011	rr_AnnualReturn2011	6.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.12%)
1 YEAR	rr_AverageAnnualReturnYear01	6.58%
5 YEARS	rr_AverageAnnualReturnYear05	4.52%
10 YEARS	rr_AverageAnnualReturnYear10	4.12%
Sanford C. Bernstein Fund, Inc. | New York Municipal Portfolio | NEW YORK MUNICIPAL CLASS | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	6.58%
5 YEARS	rr_AverageAnnualReturnYear05	4.48%
10 YEARS	rr_AverageAnnualReturnYear10	4.09%
Sanford C. Bernstein Fund, Inc. | New York Municipal Portfolio | NEW YORK MUNICIPAL CLASS | Return After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	5.39%
5 YEARS	rr_AverageAnnualReturnYear05	4.33%
10 YEARS	rr_AverageAnnualReturnYear10	4.01%
Sanford C. Bernstein Fund, Inc. | New York Municipal Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	NEW YORK MUNICIPAL PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio's investment objective is to provide safety of principal and maximize total return after taking account of federal, state and local taxes for New York residents.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the Examples would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
As a matter of fundamental policy, the Portfolio, under normal circumstances, invests at least 80% of its net assets in municipal securities. In addition, as a matter of fundamental policy, the Portfolio, under normal circumstances, invests at least 80% of its net assets in a portfolio of municipal securities issued by the State of New York or its political subdivisions, or otherwise exempt from New York state income tax. For purposes of this policy, net assets include any borrowings for investment purposes.

The municipal securities in which the Portfolio may invest are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, the District of Columbia or possessions and territories of the United States, or financing for specific projects or public facilities. The interest paid on these securities is generally exempt from federal and New York state and local personal income tax, although in certain instances, it may be includable in income subject to alternative minimum tax.

The Portfolio invests at least 80% of its total assets in municipal securities rated A or better by national rating agencies (or, if unrated, determined by AllianceBernstein L.P., the Portfolio's investment manager (the "Manager"), to be of comparable quality) and comparably rated municipal notes. The Portfolio may invest up to 20% of its total assets in fixed-income securities rated BB or B by national rating agencies, which are not investment-grade (commonly known as "junk bonds").

The Portfolio may invest more than 25% of its net assets in revenue bonds, which generally do not have the pledge of the credit of the issuer. The Portfolio may invest more than 25% of its total assets in securities or obligations that are related in such a way that business or political developments or changes affecting one such security could also affect the others (for example, securities with interest that is paid from projects of a similar type).

The Portfolio may also invest up to 20% of its net assets in fixed-income securities of U.S. issuers that are not municipal securities if, in the Manager's opinion, these securities will enhance the after-tax return for New York investors.

The Portfolio may also use derivatives, such as options, futures, forwards and swaps.

In managing the Portfolio, the Manager may use interest rate forecasting to determine the best level of interest rate risk at a given time. The Manager may moderately shorten the average duration of the Portfolio when it expects interest rates to rise and modestly lengthen average duration when it anticipates that interest rates will fall.

The Portfolio seeks to maintain an effective duration of three and one-half years to seven years under normal market conditions. Duration is a measure that relates the expected price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. Thus, by definition, duration is always less than or equal to full maturity.

The Manager selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Portfolio. In making this assessment, the Manager takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Portfolio's other holdings.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
. The share price of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.

. INTEREST RATE RISK: This is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds and notes. Increases in interest rates may cause the value of the Portfolio's investments to decline.

. CREDIT RISK: This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives or other contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Credit risk is greater for medium-quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative credit risks.

. MUNICIPAL MARKET RISK: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. The Portfolio's investments in New York municipal securities may be vulnerable to events adversely affecting New York's economy. New York's economy, while diverse, has a relatively large share of the nation's financial activities. With the financial services sector contributing over one-fifth of the state's wages, the state's economy is especially vulnerable to adverse events affecting the financial markets such as occurred in 2008-2009. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, are subject to the risk that factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

. INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio's assets can decline as can the value of the Portfolio's distributions.

. NON-DIVERSIFICATION RISK: Concentration of investments in a small number of securities tends to increase risk. The Portfolio is not "diversified." This means that the Portfolio can invest more of its assets in a relatively small number of issuers with greater concentration of risk. Matters affecting these issuers can have a more significant effect on the Portfolio's net asset value.

. LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid securities at an advantageous price. Illiquid securities may also be difficult to value.

. DERIVATIVES RISK: The Portfolio may use derivatives as direct investments to earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indices. Derivatives may be illiquid and difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolio. Assets required to be set aside or posted to cover or secure derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make a Portfolio more volatile and can compound other risks. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. The regulation may make derivatives more costly, may limit their availability, or may otherwise adversely affect their value or performance.

. MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Manager will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but its decisions may not produce the desired results. In some cases, derivative and other investment techniques may be unavailable or the Manager may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.

. MARKET RISK: The Portfolio is subject to market risk, which is the risk that bond prices in general may decline over short or extended periods. Equity and debt markets around the world have experienced unprecedented volatility, including notably the recent European sovereign debt crisis, and these market conditions may continue or get worse. This financial environment has caused a significant decline in the value and liquidity of many investments, and could make identifying investment risks and opportunities especially difficult. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The share price of the Portfolio will fluctuate and you may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: Concentration of investments in a small number of securities tends to increase risk. The Portfolio is not "diversified." This means that the Portfolio can invest more of its assets in a relatively small number of issuers with greater concentration of risk. Matters affecting these issuers can have a more significant effect on the Portfolio's net asset value.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

. how the Portfolio's performance changed from year to year over ten years; and

. how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information for the Portfolio at www.bernstein.com (click on "Investments," then "Stocks," then "Mutual Fund Performance at a Glance").

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Portfolio.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
. how the Portfolio's performance changed from year to year over ten years; and

. how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Portfolio's New York Municipal Class shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 4.58%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -2.12%, 4TH QUARTER, 2010.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are an estimate, which is based on the highest historical individual federal marginal income-tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are an estimate, which is based on the highest historical individual federal marginal income-tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Sanford C. Bernstein Fund, Inc. | New York Municipal Portfolio | Barclays Capital 5-Year General Obligation Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	6.91%
5 YEARS	rr_AverageAnnualReturnYear05	5.66%
10 YEARS	rr_AverageAnnualReturnYear10	4.87%

Sanford C. Bernstein Fund, Inc. | California Municipal Portfolio
CALIFORNIA MUNICIPAL PORTFOLIO
INVESTMENT OBJECTIVE:
The Portfolio's investment objective is to provide safety of principal and maximize total return after taking account of federal and state taxes for California residents.
FEES AND EXPENSES OF THE PORTFOLIO:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - (USD $)	Sanford C. Bernstein Fund, Inc. California Municipal Portfolio CALIFORNIA MUNICIPAL CLASS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none
Redemption Fee (as a percentage of amount redeemed)	none
Exchange Fee	none
Maximum Account Fee	none

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Sanford C. Bernstein Fund, Inc. California Municipal Portfolio CALIFORNIA MUNICIPAL CLASS
Management Fees	0.49%
Distribution and/or Service (12b-1) Fees	none
Shareholder Servicing	0.10%
Other Expenses	0.04%
Total Other Expenses	0.14%
Total Portfolio Operating Expenses	0.63%

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the Examples would be:

Expense Example - (USD $)	Sanford C. Bernstein Fund, Inc. California Municipal Portfolio CALIFORNIA MUNICIPAL CLASS
After 1 Year	64
After 3 Years	202
After 5 Years	351
After 10 Years	786

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 14% of the average value of its portfolio.

PRINCIPAL STRATEGIES:
As a matter of fundamental policy, the Portfolio, under normal circumstances, invests at least 80% of its net assets in municipal securities. In addition, as a matter of fundamental policy, the Portfolio, under normal circumstances, invests at least 80% of its net assets in a portfolio of municipal securities issued by the State of California or its political subdivisions, or otherwise exempt from California state income tax. For purposes of these policies, net assets include any borrowings for investment purposes.

The municipal securities in which the Portfolio may invest are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, the District of Columbia or possessions and territories of the United States, or financing for specific projects or public facilities. The interest paid on these securities is generally exempt from federal and California state personal income tax, although in certain instances, it may be includable in income subject to alternative minimum tax.

The Portfolio invests at least 80% of its total assets in municipal securities rated A or better by national rating agencies (or, if unrated, determined by AllianceBernstein L.P., the Portfolio's investment manager (the "Manager"), to be of comparable quality) and comparably rated municipal notes. The Portfolio may invest up to 20% of its total assets in fixed-income securities rated BB or B by national rating agencies, which are not investment-grade (commonly known as "junk bonds").

The Portfolio may invest more than 25% of its net assets in revenue bonds, which generally do not have the pledge of the credit of the issuer. The Portfolio may invest more than 25% of its total assets in securities or obligations that are related in such a way that business or political developments or changes affecting one such security could also affect the others (for example, securities with interest that is paid from projects of a similar type).

The Portfolio may also invest up to 20% of its net assets in fixed-income securities of U.S. issuers that are not municipal securities if, in the Manager's opinion, these securities will enhance the after-tax return for California investors.

The Portfolio may use derivatives, such as options, futures, forwards and swaps.

In managing the Portfolio, the Manager may use interest rate forecasting to determine the best level of interest rate risk at a given time. The Manager may moderately shorten the average duration of the Portfolio when it expects interest rates to rise and modestly lengthen average duration when it anticipates that interest rates will fall.

The Portfolio seeks to maintain an effective duration of three and one-half years to seven years under normal market conditions. Duration is a measure that relates the expected price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. Thus, by definition, duration is always less than or equal to full maturity.

The Manager selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Portfolio. In making this assessment, the Manager takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Portfolio's other holdings.

PRINCIPAL RISKS:
. The share price of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.

. INTEREST RATE RISK: This is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds and notes. Increases in interest rates may cause the value of the Portfolio's investments to decline.

. CREDIT RISK: This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives or other contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Credit risk is greater for medium-quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative credit risks.

. MUNICIPAL MARKET RISK: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. The Portfolio's investments in California municipal securities may be vulnerable to events adversely affecting California's economy. California's economy, the largest of the 50 states, is relatively diverse, which makes it less vulnerable to events affecting a particular industry. Its economy, however, continues to be affected by serious fiscal conditions as a result of voter-passed initiatives that limit the ability of state and local governments to raise revenues, particularly with respect to real property taxes. In addition, state expenditures are difficult to reduce because of constitutional provisions that require a minimum level of spending, for certain government programs, such as education. California's economy may also be affected by natural disasters, such as earthquakes or fires. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, are subject to the risk that factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

. INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio's assets can decline as can the value of the Portfolio's distributions.

. NON-DIVERSIFICATION RISK: Concentration of investments in a small number of securities tends to increase risk. The Portfolio is not "diversified." This means that the Portfolio can invest more of its assets in a relatively small number of issuers with greater concentration of risk. Matters affecting these issuers can have a more significant effect on the Portfolio's net asset value.

. LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid securities at an advantageous price. Illiquid securities may also be difficult to value.

. DERIVATIVES RISK: The Portfolio may use derivatives as direct investments to earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indices. Derivatives may be illiquid and difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolio. Assets required to be set aside or posted to cover or secure derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make a Portfolio more volatile and can compound other risks. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. The regulation may make derivatives more costly, may limit their availability, or may otherwise adversely affect their value or performance.

. MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Manager will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but its decisions may not produce the desired results. In some cases, derivative and other investment techniques may be unavailable or the Manager may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.

. MARKET RISK: The Portfolio is subject to market risk, which is the risk that bond prices in general may decline over short or extended periods. Equity and debt markets around the world have experienced unprecedented volatility, including notably the recent European sovereign debt crisis, and these market conditions may continue or get worse. This financial environment has caused a significant decline in the value and liquidity of many investments, and could make identifying investment risks and opportunities especially difficult. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

BAR CHART AND PERFORMANCE INFORMATION:
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

. how the Portfolio's performance changed from year to year over ten years; and

. how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information for the Portfolio at www.bernstein.com (click on "Investments," then "Stocks," then "Mutual Fund Performance at a Glance").

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Portfolio.

BAR CHART
The annual returns in the bar chart are for the Portfolio's California Municipal Class shares.

Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 5.03%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -2.53%, 4TH QUARTER, 2010.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Average Annual Total Returns - Sanford C. Bernstein Fund, Inc. California Municipal Portfolio	1 YEAR	5 YEARS	10 YEARS
CALIFORNIA MUNICIPAL CLASS	7.36%	4.55%	3.96%
CALIFORNIA MUNICIPAL CLASS Return After Taxes on Distributions	7.36%	4.50%	3.92%
CALIFORNIA MUNICIPAL CLASS Return After Taxes on Distributions and Sale of Portfolio Shares	5.93%	4.37%	3.85%
Barclays Capital 5-Year General Obligation Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	6.91%	5.66%	4.87%

After-tax returns are an estimate, which is based on the highest historical individual federal marginal income-tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BERNSTEIN SANFORD C FUND INC
Prospectus Date	rr_ProspectusDate	Jan 31, 2012
Sanford C. Bernstein Fund, Inc. | California Municipal Portfolio | CALIFORNIA MUNICIPAL CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	0.49%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.04%
Shareholder Servicing	rr_Component3OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Portfolio Operating Expenses	rr_ExpensesOverAssets	0.63%
After 1 Year	rr_ExpenseExampleYear01	64
After 3 Years	rr_ExpenseExampleYear03	202
After 5 Years	rr_ExpenseExampleYear05	351
After 10 Years	rr_ExpenseExampleYear10	786
Annual Return 2002	rr_AnnualReturn2002	5.81%
Annual Return 2003	rr_AnnualReturn2003	3.68%
Annual Return 2004	rr_AnnualReturn2004	2.57%
Annual Return 2005	rr_AnnualReturn2005	1.54%
Annual Return 2006	rr_AnnualReturn2006	3.30%
Annual Return 2007	rr_AnnualReturn2007	3.96%
Annual Return 2008	rr_AnnualReturn2008	1.52%
Annual Return 2009	rr_AnnualReturn2009	6.85%
Annual Return 2010	rr_AnnualReturn2010	3.16%
Annual Return 2011	rr_AnnualReturn2011	7.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.53%)
1 YEAR	rr_AverageAnnualReturnYear01	7.36%
5 YEARS	rr_AverageAnnualReturnYear05	4.55%
10 YEARS	rr_AverageAnnualReturnYear10	3.96%
Sanford C. Bernstein Fund, Inc. | California Municipal Portfolio | CALIFORNIA MUNICIPAL CLASS | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	7.36%
5 YEARS	rr_AverageAnnualReturnYear05	4.50%
10 YEARS	rr_AverageAnnualReturnYear10	3.92%
Sanford C. Bernstein Fund, Inc. | California Municipal Portfolio | CALIFORNIA MUNICIPAL CLASS | Return After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	5.93%
5 YEARS	rr_AverageAnnualReturnYear05	4.37%
10 YEARS	rr_AverageAnnualReturnYear10	3.85%
Sanford C. Bernstein Fund, Inc. | California Municipal Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CALIFORNIA MUNICIPAL PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio's investment objective is to provide safety of principal and maximize total return after taking account of federal and state taxes for California residents.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the Examples would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
As a matter of fundamental policy, the Portfolio, under normal circumstances, invests at least 80% of its net assets in municipal securities. In addition, as a matter of fundamental policy, the Portfolio, under normal circumstances, invests at least 80% of its net assets in a portfolio of municipal securities issued by the State of California or its political subdivisions, or otherwise exempt from California state income tax. For purposes of these policies, net assets include any borrowings for investment purposes.

The municipal securities in which the Portfolio may invest are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, the District of Columbia or possessions and territories of the United States, or financing for specific projects or public facilities. The interest paid on these securities is generally exempt from federal and California state personal income tax, although in certain instances, it may be includable in income subject to alternative minimum tax.

The Portfolio invests at least 80% of its total assets in municipal securities rated A or better by national rating agencies (or, if unrated, determined by AllianceBernstein L.P., the Portfolio's investment manager (the "Manager"), to be of comparable quality) and comparably rated municipal notes. The Portfolio may invest up to 20% of its total assets in fixed-income securities rated BB or B by national rating agencies, which are not investment-grade (commonly known as "junk bonds").

The Portfolio may invest more than 25% of its net assets in revenue bonds, which generally do not have the pledge of the credit of the issuer. The Portfolio may invest more than 25% of its total assets in securities or obligations that are related in such a way that business or political developments or changes affecting one such security could also affect the others (for example, securities with interest that is paid from projects of a similar type).

The Portfolio may also invest up to 20% of its net assets in fixed-income securities of U.S. issuers that are not municipal securities if, in the Manager's opinion, these securities will enhance the after-tax return for California investors.

The Portfolio may use derivatives, such as options, futures, forwards and swaps.

In managing the Portfolio, the Manager may use interest rate forecasting to determine the best level of interest rate risk at a given time. The Manager may moderately shorten the average duration of the Portfolio when it expects interest rates to rise and modestly lengthen average duration when it anticipates that interest rates will fall.

The Portfolio seeks to maintain an effective duration of three and one-half years to seven years under normal market conditions. Duration is a measure that relates the expected price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. Thus, by definition, duration is always less than or equal to full maturity.

The Manager selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Portfolio. In making this assessment, the Manager takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Portfolio's other holdings.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
. The share price of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.

. INTEREST RATE RISK: This is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds and notes. Increases in interest rates may cause the value of the Portfolio's investments to decline.

. CREDIT RISK: This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives or other contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Credit risk is greater for medium-quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative credit risks.

. MUNICIPAL MARKET RISK: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. The Portfolio's investments in California municipal securities may be vulnerable to events adversely affecting California's economy. California's economy, the largest of the 50 states, is relatively diverse, which makes it less vulnerable to events affecting a particular industry. Its economy, however, continues to be affected by serious fiscal conditions as a result of voter-passed initiatives that limit the ability of state and local governments to raise revenues, particularly with respect to real property taxes. In addition, state expenditures are difficult to reduce because of constitutional provisions that require a minimum level of spending, for certain government programs, such as education. California's economy may also be affected by natural disasters, such as earthquakes or fires. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, are subject to the risk that factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

. INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio's assets can decline as can the value of the Portfolio's distributions.

. NON-DIVERSIFICATION RISK: Concentration of investments in a small number of securities tends to increase risk. The Portfolio is not "diversified." This means that the Portfolio can invest more of its assets in a relatively small number of issuers with greater concentration of risk. Matters affecting these issuers can have a more significant effect on the Portfolio's net asset value.

. LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid securities at an advantageous price. Illiquid securities may also be difficult to value.

. DERIVATIVES RISK: The Portfolio may use derivatives as direct investments to earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indices. Derivatives may be illiquid and difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolio. Assets required to be set aside or posted to cover or secure derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make a Portfolio more volatile and can compound other risks. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. The regulation may make derivatives more costly, may limit their availability, or may otherwise adversely affect their value or performance.

. MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Manager will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but its decisions may not produce the desired results. In some cases, derivative and other investment techniques may be unavailable or the Manager may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.

. MARKET RISK: The Portfolio is subject to market risk, which is the risk that bond prices in general may decline over short or extended periods. Equity and debt markets around the world have experienced unprecedented volatility, including notably the recent European sovereign debt crisis, and these market conditions may continue or get worse. This financial environment has caused a significant decline in the value and liquidity of many investments, and could make identifying investment risks and opportunities especially difficult. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The share price of the Portfolio will fluctuate and you may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: Concentration of investments in a small number of securities tends to increase risk. The Portfolio is not "diversified." This means that the Portfolio can invest more of its assets in a relatively small number of issuers with greater concentration of risk. Matters affecting these issuers can have a more significant effect on the Portfolio's net asset value.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

. how the Portfolio's performance changed from year to year over ten years; and

. how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information for the Portfolio at www.bernstein.com (click on "Investments," then "Stocks," then "Mutual Fund Performance at a Glance").

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Portfolio.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
. how the Portfolio's performance changed from year to year over ten years; and

. how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Portfolio's California Municipal Class shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 5.03%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -2.53%, 4TH QUARTER, 2010.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are an estimate, which is based on the highest historical individual federal marginal income-tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are an estimate, which is based on the highest historical individual federal marginal income-tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Sanford C. Bernstein Fund, Inc. | California Municipal Portfolio | Barclays Capital 5-Year General Obligation Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	6.91%
5 YEARS	rr_AverageAnnualReturnYear05	5.66%
10 YEARS	rr_AverageAnnualReturnYear10	4.87%

Sanford C. Bernstein Fund, Inc. | Diversified Municipal Portfolio
DIVERSIFIED MUNICIPAL PORTFOLIO
INVESTMENT OBJECTIVE:
The Portfolio's investment objective is to provide safety of principal and maximize total return after taking account of federal taxes.
FEES AND EXPENSES OF THE PORTFOLIO:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - (USD $)	Sanford C. Bernstein Fund, Inc. Diversified Municipal Portfolio DIVERSIFIED MUNICIPAL CLASS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none
Redemption Fee (as a percentage of amount redeemed)	none
Exchange Fee	none
Maximum Account Fee	none

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Sanford C. Bernstein Fund, Inc. Diversified Municipal Portfolio DIVERSIFIED MUNICIPAL CLASS
Management Fees	0.43%
Distribution and/or Service (12b-1) Fees	none
Shareholder Servicing	0.10%
Other Expenses	0.03%
Total Other Expenses	0.13%
Total Portfolio Operating Expenses	0.56%

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the Examples would be:

Expense Example - (USD $)	Sanford C. Bernstein Fund, Inc. Diversified Municipal Portfolio DIVERSIFIED MUNICIPAL CLASS
After 1 Year	57
After 3 Years	179
After 5 Years	313
After 10 Years	701

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 18% of the average value of its portfolio.

PRINCIPAL STRATEGIES:
As a matter of fundamental policy, the Portfolio, under normal circumstances, invests at least 80% of its net assets in municipal securities. For purposes of this policy, net assets include any borrowings for investment purposes. The Portfolio will invest no more than 25% of its total assets in municipal securities of issuers located in any one state.

The municipal securities in which the Portfolio may invest are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, the District of Columbia or possessions and territories of the United States, or financing for specific projects or public facilities. The interest paid on these securities is generally exempt from federal income tax, although in certain instances, it may be includable in income subject to alternative minimum tax.

The Portfolio invests at least 80% of its total assets in municipal securities rated A or better by national rating agencies (or, if unrated, determined by AllianceBernstein L.P., the Portfolio's investment manager (the "Manager"), to be of comparable quality) and comparably rated municipal notes. The Portfolio may invest up to 20% of its total assets in fixed-income securities rated BB or B by national rating agencies, which are not investment-grade (commonly known as "junk bonds").

The Portfolio may invest more than 25% of its net assets in revenue bonds, which generally do not have the pledge of the credit of the issuer. The Portfolio may invest more than 25% of its total assets in securities or obligations that are related in such a way that business or political developments or changes affecting one such security could also affect the others (for example, securities with interest that is paid from projects of a similar type).

The Portfolio may also invest up to 20% of its net assets in fixed-income securities of U.S. issuers that are not municipal securities if, in the Manager's opinion, these securities will enhance the after-tax return for Portfolio investors.

The Portfolio may use derivatives, such as options, futures, forwards and swaps.

In managing the Portfolio, the Manager may use interest rate forecasting to determine the best level of interest rate risk at a given time. The Manager may moderately shorten the average duration of the Portfolio when it expects interest rates to rise and modestly lengthen average duration when it anticipates that interest rates will fall.

The Portfolio seeks to maintain an effective duration of three and one-half years to seven years under normal market conditions. Duration is a measure that relates the expected price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. Thus, by definition, duration is always less than or equal to full maturity.

The Manager selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Portfolio. In making this assessment, the Manager takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Portfolio's other holdings.

PRINCIPAL RISKS:
. The share price of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.

. INTEREST RATE RISK: This is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds and notes. Increases in interest rates may cause the value of the Portfolio's investments to decline.

. CREDIT RISK: This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives or other contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Credit risk is greater for medium-quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative credit risks.

. MUNICIPAL MARKET RISK: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, are subject to the risk that factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

. INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio's assets can decline as can the value of the Portfolio's distributions.

. LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid securities at an advantageous price. Illiquid securities may also be difficult to value.

. DERIVATIVES RISK: The Portfolio may use derivatives as direct investments to earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indices. Derivatives may be illiquid and difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolio. Assets required to be set aside or posted to cover or secure derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make a Portfolio more volatile and can compound other risks. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. The regulation may make derivatives more costly, may limit their availability, or may otherwise adversely affect their value or performance.

. MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Manager will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but that its decisions may not produce the desired results. In some cases, derivative and other investment techniques may be unavailable or the Manager may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.

. MARKET RISK: The Portfolio is subject to market risk, which is the risk that bond prices in general may decline over short or extended periods. Equity and debt markets around the world have experienced unprecedented volatility, including notably the recent European sovereign debt crisis, and these market conditions may continue or get worse. This financial environment has caused a significant decline in the value and liquidity of many investments, and could make identifying investment risks and opportunities especially difficult. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

BAR CHART AND PERFORMANCE INFORMATION:
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

. how the Portfolio's performance changed from year to year over ten years; and

. how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information for the Portfolio at www.bernstein.com (click on "Investments," then "Stocks," then "Mutual Fund Performance at a Glance").

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Portfolio.

BAR CHART
The annual returns in the bar chart are for the Portfolio's Diversified Municipal Class shares.

Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 4.06%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -2.06%, 4TH QUARTER, 2010.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Average Annual Total Returns - Sanford C. Bernstein Fund, Inc. Diversified Municipal Portfolio	1 YEAR	5 YEARS	10 YEARS
DIVERSIFIED MUNICIPAL CLASS	7.06%	4.64%	4.12%
DIVERSIFIED MUNICIPAL CLASS Return After Taxes on Distributions	7.04%	4.60%	4.09%
DIVERSIFIED MUNICIPAL CLASS Return After Taxes on Distributions and Sale of Portfolio Shares	5.69%	4.43%	4.00%
Barclays Capital 5-Year General Obligation Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	6.91%	5.66%	4.87%

After-tax returns are an estimate, which is based on the highest historical individual federal marginal income-tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BERNSTEIN SANFORD C FUND INC
Prospectus Date	rr_ProspectusDate	Jan 31, 2012
Sanford C. Bernstein Fund, Inc. | Diversified Municipal Portfolio | DIVERSIFIED MUNICIPAL CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	0.43%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.03%
Shareholder Servicing	rr_Component3OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Portfolio Operating Expenses	rr_ExpensesOverAssets	0.56%
After 1 Year	rr_ExpenseExampleYear01	57
After 3 Years	rr_ExpenseExampleYear03	179
After 5 Years	rr_ExpenseExampleYear05	313
After 10 Years	rr_ExpenseExampleYear10	701
Annual Return 2002	rr_AnnualReturn2002	6.79%
Annual Return 2003	rr_AnnualReturn2003	4.04%
Annual Return 2004	rr_AnnualReturn2004	2.60%
Annual Return 2005	rr_AnnualReturn2005	1.48%
Annual Return 2006	rr_AnnualReturn2006	3.18%
Annual Return 2007	rr_AnnualReturn2007	4.05%
Annual Return 2008	rr_AnnualReturn2008	2.49%
Annual Return 2009	rr_AnnualReturn2009	7.04%
Annual Return 2010	rr_AnnualReturn2010	2.65%
Annual Return 2011	rr_AnnualReturn2011	7.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.06%)
1 YEAR	rr_AverageAnnualReturnYear01	7.06%
5 YEARS	rr_AverageAnnualReturnYear05	4.64%
10 YEARS	rr_AverageAnnualReturnYear10	4.12%
Sanford C. Bernstein Fund, Inc. | Diversified Municipal Portfolio | DIVERSIFIED MUNICIPAL CLASS | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	7.04%
5 YEARS	rr_AverageAnnualReturnYear05	4.60%
10 YEARS	rr_AverageAnnualReturnYear10	4.09%
Sanford C. Bernstein Fund, Inc. | Diversified Municipal Portfolio | DIVERSIFIED MUNICIPAL CLASS | Return After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	5.69%
5 YEARS	rr_AverageAnnualReturnYear05	4.43%
10 YEARS	rr_AverageAnnualReturnYear10	4.00%
Sanford C. Bernstein Fund, Inc. | Diversified Municipal Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DIVERSIFIED MUNICIPAL PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio's investment objective is to provide safety of principal and maximize total return after taking account of federal taxes.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 18% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the Examples would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
As a matter of fundamental policy, the Portfolio, under normal circumstances, invests at least 80% of its net assets in municipal securities. For purposes of this policy, net assets include any borrowings for investment purposes. The Portfolio will invest no more than 25% of its total assets in municipal securities of issuers located in any one state.

The municipal securities in which the Portfolio may invest are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, the District of Columbia or possessions and territories of the United States, or financing for specific projects or public facilities. The interest paid on these securities is generally exempt from federal income tax, although in certain instances, it may be includable in income subject to alternative minimum tax.

The Portfolio invests at least 80% of its total assets in municipal securities rated A or better by national rating agencies (or, if unrated, determined by AllianceBernstein L.P., the Portfolio's investment manager (the "Manager"), to be of comparable quality) and comparably rated municipal notes. The Portfolio may invest up to 20% of its total assets in fixed-income securities rated BB or B by national rating agencies, which are not investment-grade (commonly known as "junk bonds").

The Portfolio may invest more than 25% of its net assets in revenue bonds, which generally do not have the pledge of the credit of the issuer. The Portfolio may invest more than 25% of its total assets in securities or obligations that are related in such a way that business or political developments or changes affecting one such security could also affect the others (for example, securities with interest that is paid from projects of a similar type).

The Portfolio may also invest up to 20% of its net assets in fixed-income securities of U.S. issuers that are not municipal securities if, in the Manager's opinion, these securities will enhance the after-tax return for Portfolio investors.

The Portfolio may use derivatives, such as options, futures, forwards and swaps.

In managing the Portfolio, the Manager may use interest rate forecasting to determine the best level of interest rate risk at a given time. The Manager may moderately shorten the average duration of the Portfolio when it expects interest rates to rise and modestly lengthen average duration when it anticipates that interest rates will fall.

The Portfolio seeks to maintain an effective duration of three and one-half years to seven years under normal market conditions. Duration is a measure that relates the expected price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. Thus, by definition, duration is always less than or equal to full maturity.

The Manager selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Portfolio. In making this assessment, the Manager takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Portfolio's other holdings.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
. The share price of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.

. INTEREST RATE RISK: This is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds and notes. Increases in interest rates may cause the value of the Portfolio's investments to decline.

. CREDIT RISK: This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives or other contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Credit risk is greater for medium-quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative credit risks.

. MUNICIPAL MARKET RISK: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, are subject to the risk that factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

. INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio's assets can decline as can the value of the Portfolio's distributions.

. LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid securities at an advantageous price. Illiquid securities may also be difficult to value.

. DERIVATIVES RISK: The Portfolio may use derivatives as direct investments to earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indices. Derivatives may be illiquid and difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolio. Assets required to be set aside or posted to cover or secure derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make a Portfolio more volatile and can compound other risks. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. The regulation may make derivatives more costly, may limit their availability, or may otherwise adversely affect their value or performance.

. MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Manager will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but that its decisions may not produce the desired results. In some cases, derivative and other investment techniques may be unavailable or the Manager may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.

. MARKET RISK: The Portfolio is subject to market risk, which is the risk that bond prices in general may decline over short or extended periods. Equity and debt markets around the world have experienced unprecedented volatility, including notably the recent European sovereign debt crisis, and these market conditions may continue or get worse. This financial environment has caused a significant decline in the value and liquidity of many investments, and could make identifying investment risks and opportunities especially difficult. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The share price of the Portfolio will fluctuate and you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

. how the Portfolio's performance changed from year to year over ten years; and

. how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information for the Portfolio at www.bernstein.com (click on "Investments," then "Stocks," then "Mutual Fund Performance at a Glance").

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Portfolio.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
. how the Portfolio's performance changed from year to year over ten years; and

. how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Portfolio's Diversified Municipal Class shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 4.06%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -2.06%, 4TH QUARTER, 2010.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are an estimate, which is based on the highest historical individual federal marginal income-tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are an estimate, which is based on the highest historical individual federal marginal income-tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Sanford C. Bernstein Fund, Inc. | Diversified Municipal Portfolio | Barclays Capital 5-Year General Obligation Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	6.91%
5 YEARS	rr_AverageAnnualReturnYear05	5.66%
10 YEARS	rr_AverageAnnualReturnYear10	4.87%

U.S. Government Short Duration Portfolio
U.S. GOVERNMENT SHORT DURATION PORTFOLIO
INVESTMENT OBJECTIVE:
The Portfolio's investment objective is to provide safety of principal and a moderate rate of income that is generally exempt from state and local taxes.
FEES AND EXPENSES OF THE PORTFOLIO:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - (USD $)	U.S. Government Short Duration Portfolio
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none
Redemption Fee (as a percentage of amount redeemed)	none
Exchange Fee	none
Maximum Account Fee	none

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	U.S. Government Short Duration Portfolio
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	none
Shareholder Servicing	0.10%
Transfer Agent	0.01%
Other Expenses	0.08%
Total Other Expenses	0.19%
Total Portfolio Operating Expenses	0.64%

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the Examples would be:

Expense Example - (USD $)	U.S. Government Short Duration Portfolio
After 1 Year	65
After 3 Years	205
After 5 Years	357
After 10 Years	798

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 170% of the average value of its portfolio.

PRINCIPAL STRATEGIES:
The Portfolio invests, under normal circumstances, at least 80% of its net assets in U.S. Government and agency securities. For purposes of this policy, net assets include any borrowings for investment purposes. You will be notified at least 60 days prior to any change to the Portfolio's 80% investment policy. The Portfolio may also invest in high-quality money-market securities, which are securities that have remaining maturities of one year or less and are rated A-1 or better by Standard & Poor's Corporation ("S&P"), F-1 by Fitch Ratings, Inc. ("Fitch") or P-1 or better by Moody's Investors Service, Inc. ("Moody's") or the comparable long-term ratings (or, if unrated, determined by AllianceBernstein L.P., the Portfolio's investment manager (the "Manager"), to be of comparable quality). Additionally, up to 10% of the Portfolio's total assets may be invested in other securities rated A or better by national rating agencies and comparably rated commercial paper and notes.

Many types of securities may be purchased by the Portfolio, including bills, notes, corporate bonds, inflation-protected securities, mortgage-backed securities and asset-backed securities, as well as others. The Portfolio may use derivatives, such as options, futures, forwards and swaps.

The income earned by the Portfolio is generally exempt from state and local taxes; however, states have different requirements for tax-exempt distributions and there is no assurance that your distributions from the Portfolio's income will not be subject to the state and local taxes of your state. Please consult your tax advisor with respect to the tax treatment of such distributions in your state.

In managing the Portfolio, the Manager may use interest rate forecasting to determine the best level of interest rate risk at a given time. The Manager may moderately shorten the average duration of the Portfolio when it expects interest rates to rise and modestly lengthen average duration when it anticipates that interest rates will fall.

The Portfolio seeks to maintain an effective duration of one to three years under normal market conditions. Duration is a measure that relates the expected price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. Thus, by definition, duration is always less than or equal to full maturity.

The Manager selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Portfolio. In making this assessment, the Manager takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Portfolio's other holdings.

PRINCIPAL RISKS:
. The share price of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.

. INTEREST RATE RISK: This is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds and notes. Increases in interest rates may cause the value of the Portfolio's investments to decline.

. CREDIT RISK: This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives or other contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Credit risk is greater for medium-quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative credit risks.

. NO GOVERNMENT GUARANTEE: Investments in the Portfolio are not insured by the U.S. Government.

. RISKIER THAN A MONEY-MARKET FUND: The Portfolio is invested in securities with longer maturities and in some cases lower quality than the assets of the type of mutual fund known as a money-market fund. The risk of a decline in the market value of the Portfolio is greater than for a money-market fund since the credit quality of the Portfolio securities may be lower and the effective duration of the Portfolio will be longer.

. INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio's assets can decline as can the value of the Portfolio's distributions.

. INFLATION-PROTECTED SECURITIES RISK: The terms of inflation-protected securities provide for the coupon and/or maturity value to be adjusted based on changes in inflation. Decreases in the inflation rate or in investors' expectations about inflation could cause these securities to underperform non-inflation-adjusted securities on a total-return basis. In addition, these securities may have limited liquidity in the secondary market.

. DERIVATIVES RISK: The Portfolio may use derivatives as direct investments to earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indices. Derivatives may be illiquid and difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolio. Assets required to be set aside or posted to cover or secure derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make a Portfolio more volatile and can compound other risks. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. The regulation may make derivatives more costly, may limit their availability, or may otherwise adversely affect their value or performance.

. MORTGAGE-RELATED SECURITIES RISK: In the case of investments in mortgage-related securities, a loss could be incurred if the collateral backing these securities is insufficient.

. SUBORDINATION RISK: The Portfolio may invest in securities that are subordinated to more senior securities of an issuer, or which represent interests in pools of such subordinated securities. Subordinated securities will be disproportionately affected by a default or even a perceived decline in creditworthiness of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on them.

. MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Manager will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but its decisions may not produce the desired results. In some cases, derivative and other investment techniques may be unavailable or the Manager may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.

. LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid securities at an advantageous price. Illiquid securities may also be difficult to value.

. MARKET RISK: The Portfolio is subject to market risk, which is the risk that bond prices in general may decline over short or extended periods. Equity and debt markets around the world have experienced unprecedented volatility, including notably the recent European sovereign debt crisis, and these market conditions may continue or get worse. This financial environment has caused a significant decline in the value and liquidity of many investments, and could make identifying investment risks and opportunities especially difficult. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

BAR CHART AND PERFORMANCE INFORMATION:
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

. how the Portfolio's performance changed from year to year over ten years; and

. how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information for the Portfolio at www.bernstein.com (click on "Investments," then "Stocks," then "Mutual Fund Performance at a Glance").

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Portfolio.

BAR CHART

Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 2.35%, 3RD QUARTER, 2002; AND WORST QUARTER WAS DOWN -1.29%, 2ND QUARTER, 2004.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Average Annual Total Returns -	1 YEAR	5 YEARS	10 YEARS
U.S. Government Short Duration Portfolio	1.14%	2.95%	2.75%
U.S. Government Short Duration Portfolio Return After Taxes on Distributions	0.67%	2.12%	1.74%
U.S. Government Short Duration Portfolio Return After Taxes on Distributions and Sale of Portfolio Shares	0.86%	2.04%	1.75%
U.S. Government Short Duration Portfolio BofA Merrill Lynch 1-3 Year Treasury Index (reflects no deduction for fees, expenses, or taxes)	1.55%	3.69%	3.25%

After-tax returns are an estimate, which is based on the highest historical individual federal marginal income-tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BERNSTEIN SANFORD C FUND INC
Prospectus Date	rr_ProspectusDate	Jan 31, 2012
U.S. Government Short Duration Portfolio | U.S. Government Short Duration Portfolio
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.01%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.08%
Shareholder Servicing	rr_Component3OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Portfolio Operating Expenses	rr_ExpensesOverAssets	0.64%
After 1 Year	rr_ExpenseExampleYear01	65
After 3 Years	rr_ExpenseExampleYear03	205
After 5 Years	rr_ExpenseExampleYear05	357
After 10 Years	rr_ExpenseExampleYear10	798
Annual Return 2002	rr_AnnualReturn2002	5.63%
Annual Return 2003	rr_AnnualReturn2003	1.44%
Annual Return 2004	rr_AnnualReturn2004	0.94%
Annual Return 2005	rr_AnnualReturn2005	1.16%
Annual Return 2006	rr_AnnualReturn2006	3.69%
Annual Return 2007	rr_AnnualReturn2007	5.65%
Annual Return 2008	rr_AnnualReturn2008	3.19%
Annual Return 2009	rr_AnnualReturn2009	2.48%
Annual Return 2010	rr_AnnualReturn2010	2.32%
Annual Return 2011	rr_AnnualReturn2011	1.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.29%)
1 YEAR	rr_AverageAnnualReturnYear01	1.14%
5 YEARS	rr_AverageAnnualReturnYear05	2.95%
10 YEARS	rr_AverageAnnualReturnYear10	2.75%
U.S. Government Short Duration Portfolio | U.S. Government Short Duration Portfolio | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	0.67%
5 YEARS	rr_AverageAnnualReturnYear05	2.12%
10 YEARS	rr_AverageAnnualReturnYear10	1.74%
U.S. Government Short Duration Portfolio | U.S. Government Short Duration Portfolio | Return After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	0.86%
5 YEARS	rr_AverageAnnualReturnYear05	2.04%
10 YEARS	rr_AverageAnnualReturnYear10	1.75%
U.S. Government Short Duration Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	U.S. GOVERNMENT SHORT DURATION PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio's investment objective is to provide safety of principal and a moderate rate of income that is generally exempt from state and local taxes.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 170% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	170.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the Examples would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Portfolio invests, under normal circumstances, at least 80% of its net assets in U.S. Government and agency securities. For purposes of this policy, net assets include any borrowings for investment purposes. You will be notified at least 60 days prior to any change to the Portfolio's 80% investment policy. The Portfolio may also invest in high-quality money-market securities, which are securities that have remaining maturities of one year or less and are rated A-1 or better by Standard & Poor's Corporation ("S&P"), F-1 by Fitch Ratings, Inc. ("Fitch") or P-1 or better by Moody's Investors Service, Inc. ("Moody's") or the comparable long-term ratings (or, if unrated, determined by AllianceBernstein L.P., the Portfolio's investment manager (the "Manager"), to be of comparable quality). Additionally, up to 10% of the Portfolio's total assets may be invested in other securities rated A or better by national rating agencies and comparably rated commercial paper and notes.

Many types of securities may be purchased by the Portfolio, including bills, notes, corporate bonds, inflation-protected securities, mortgage-backed securities and asset-backed securities, as well as others. The Portfolio may use derivatives, such as options, futures, forwards and swaps.

The income earned by the Portfolio is generally exempt from state and local taxes; however, states have different requirements for tax-exempt distributions and there is no assurance that your distributions from the Portfolio's income will not be subject to the state and local taxes of your state. Please consult your tax advisor with respect to the tax treatment of such distributions in your state.

In managing the Portfolio, the Manager may use interest rate forecasting to determine the best level of interest rate risk at a given time. The Manager may moderately shorten the average duration of the Portfolio when it expects interest rates to rise and modestly lengthen average duration when it anticipates that interest rates will fall.

The Portfolio seeks to maintain an effective duration of one to three years under normal market conditions. Duration is a measure that relates the expected price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. Thus, by definition, duration is always less than or equal to full maturity.

The Manager selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Portfolio. In making this assessment, the Manager takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Portfolio's other holdings.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
. The share price of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.

. INTEREST RATE RISK: This is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds and notes. Increases in interest rates may cause the value of the Portfolio's investments to decline.

. CREDIT RISK: This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives or other contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Credit risk is greater for medium-quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative credit risks.

. NO GOVERNMENT GUARANTEE: Investments in the Portfolio are not insured by the U.S. Government.

. RISKIER THAN A MONEY-MARKET FUND: The Portfolio is invested in securities with longer maturities and in some cases lower quality than the assets of the type of mutual fund known as a money-market fund. The risk of a decline in the market value of the Portfolio is greater than for a money-market fund since the credit quality of the Portfolio securities may be lower and the effective duration of the Portfolio will be longer.

. INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio's assets can decline as can the value of the Portfolio's distributions.

. INFLATION-PROTECTED SECURITIES RISK: The terms of inflation-protected securities provide for the coupon and/or maturity value to be adjusted based on changes in inflation. Decreases in the inflation rate or in investors' expectations about inflation could cause these securities to underperform non-inflation-adjusted securities on a total-return basis. In addition, these securities may have limited liquidity in the secondary market.

. DERIVATIVES RISK: The Portfolio may use derivatives as direct investments to earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indices. Derivatives may be illiquid and difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolio. Assets required to be set aside or posted to cover or secure derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make a Portfolio more volatile and can compound other risks. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. The regulation may make derivatives more costly, may limit their availability, or may otherwise adversely affect their value or performance.

. MORTGAGE-RELATED SECURITIES RISK: In the case of investments in mortgage-related securities, a loss could be incurred if the collateral backing these securities is insufficient.

. SUBORDINATION RISK: The Portfolio may invest in securities that are subordinated to more senior securities of an issuer, or which represent interests in pools of such subordinated securities. Subordinated securities will be disproportionately affected by a default or even a perceived decline in creditworthiness of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on them.

. MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Manager will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but its decisions may not produce the desired results. In some cases, derivative and other investment techniques may be unavailable or the Manager may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.

. LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid securities at an advantageous price. Illiquid securities may also be difficult to value.

. MARKET RISK: The Portfolio is subject to market risk, which is the risk that bond prices in general may decline over short or extended periods. Equity and debt markets around the world have experienced unprecedented volatility, including notably the recent European sovereign debt crisis, and these market conditions may continue or get worse. This financial environment has caused a significant decline in the value and liquidity of many investments, and could make identifying investment risks and opportunities especially difficult. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The share price of the Portfolio will fluctuate and you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

. how the Portfolio's performance changed from year to year over ten years; and

. how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information for the Portfolio at www.bernstein.com (click on "Investments," then "Stocks," then "Mutual Fund Performance at a Glance").

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Portfolio.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
. how the Portfolio's performance changed from year to year over ten years; and

. how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 2.35%, 3RD QUARTER, 2002; AND WORST QUARTER WAS DOWN -1.29%, 2ND QUARTER, 2004.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are an estimate, which is based on the highest historical individual federal marginal income-tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are an estimate, which is based on the highest historical individual federal marginal income-tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

U.S. Government Short Duration Portfolio | BofA Merrill Lynch 1-3 Year Treasury Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	1.55%
5 YEARS	rr_AverageAnnualReturnYear05	3.69%
10 YEARS	rr_AverageAnnualReturnYear10	3.25%

Sanford C. Bernstein Fund, Inc. | Short Duration Plus Portfolio
SHORT DURATION PLUS PORTFOLIO
INVESTMENT OBJECTIVE:
The Portfolio's investment objective is to provide safety of principal and a moderate rate of income that is subject to taxes.
FEES AND EXPENSES OF THE PORTFOLIO:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - (USD $)	Sanford C. Bernstein Fund, Inc. Short Duration Plus Portfolio SHORT DURATION PLUS CLASS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none
Redemption Fee (as a percentage of amount redeemed)	none
Exchange Fee	none
Maximum Account Fee	none

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Sanford C. Bernstein Fund, Inc. Short Duration Plus Portfolio SHORT DURATION PLUS CLASS
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	none
Shareholder Servicing	0.10%
Other Expenses	0.05%
Total Other Expenses	0.15%
Total Portfolio Operating Expenses	0.60%

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the Examples would be:

Expense Example - (USD $)	Sanford C. Bernstein Fund, Inc. Short Duration Plus Portfolio SHORT DURATION PLUS CLASS
After 1 Year	61
After 3 Years	192
After 5 Years	335
After 10 Years	750

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 99% of the average value of its portfolio.

PRINCIPAL STRATEGIES:
The Portfolio invests at least 80% of its total assets in securities rated A or better by national rating agencies (or, if unrated, determined by AllianceBernstein L.P., the Portfolio's investment manager (the "Manager"), to be of comparable quality) and comparably rated commercial paper and notes. Many types of securities may be purchased by the Portfolio, including corporate bonds, notes, U.S. Government and agency securities, asset-backed securities, mortgage-related securities, inflation-protected securities, bank loan debt and preferred stock, as well as others. The Portfolio may also invest up to 20% of its total assets in fixed-income foreign securities in developed or emerging-market countries.

The Portfolio may use derivatives, such as options, futures, forwards and swaps.

The Portfolio may invest up to 20% of its total assets in fixed-income securities rated BB or B by national rating agencies, which are not investment-grade (commonly known as "junk bonds").

In managing the Portfolio, the Manager may use interest rate forecasting to determine the best level of interest rate risk at a given time. The Manager may moderately shorten the average duration of the Portfolio when it expects interest rates to rise and modestly lengthen average duration when it anticipates that interest rates will fall.

The Portfolio seeks to maintain an effective duration of one to three years under normal market conditions. Duration is a measure that relates the expected price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. Thus, by definition, duration is always less than or equal to full maturity.

The Manager selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Portfolio. In making this assessment, the Manager takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Portfolio's other holdings.

The Portfolio may enter into foreign currency transactions on a spot (i.e., cash) basis or through the use of derivatives transactions, such as forward currency exchange contracts, currency futures and options thereon, and options on currencies. An appropriate hedge of currency exposure resulting from the Portfolio's securities positions may not be available or cost effective, or the Manager may determine not to hedge the positions, possibly even under market conditions where doing so could benefit the Portfolio.

PRINCIPAL RISKS:
. The share price of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.

. INTEREST RATE RISK: This is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds and notes. Increases in interest rates may cause the value of the Portfolio's investments to decline.

. CREDIT RISK: This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives or other contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Credit risk is greater for medium-quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative credit risks.

. RISKIER THAN A MONEY-MARKET FUND: The Portfolio is invested in securities with longer maturities and in some cases lower quality than the assets of the type of mutual fund known as a money-market fund. The risk of a decline in the market value of the Portfolio is greater than for a money-market fund since the credit quality of the Portfolio securities may be lower and the effective duration of the Portfolio will be longer.

. INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio's assets can decline as can the value of the Portfolio's distributions.

. INFLATION-PROTECTED SECURITIES RISK: The terms of inflation-protected securities provide for the coupon and/or maturity value to be adjusted based on changes in inflation. Decreases in the inflation rate or in investors' expectations about inflation could cause these securities to underperform non-inflation-adjusted securities on a total-return basis. In addition, these securities may have limited liquidity in the secondary market.

. FOREIGN (NON-U.S.) SECURITIES RISK: Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. securities. These risks include risks related to economic, political and social instability, which could disrupt the financial markets in which the Portfolio invests and adversely affect the value of the Portfolio's assets. The risks of investing in foreign (non-U.S.) securities are heightened with respect to investments in emerging-market countries, where there is an even greater amount of economic, political and social instability.

. DERIVATIVES RISK: The Portfolio may use derivatives as direct investments to earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk that changes in the value of the derivative may not correlate perfectly  with relevant assets, rates or indices. Derivatives may be illiquid and difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolio. Assets required to be set aside or posted to cover or secure derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make a Portfolio more volatile and can compound other risks. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. The regulation may make derivatives more costly, may limit their availability, or may otherwise adversely affect their value or performance.

. MORTGAGE-RELATED SECURITIES RISK: In the case of investments in mortgage-related securities, a loss could be incurred if the collateral backing these securities is insufficient.

. PREPAYMENT RISK: The value of mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early payments of principal on some mortgage-related securities may occur during periods of falling mortgage interest rates and expose the Portfolio to a lower rate of return upon reinvestment of principal. Early payments associated with mortgage-related securities cause these securities to experience significantly greater price and yield volatility than is experienced by traditional fixed-income securities. During periods of rising interest rates, a reduction in prepayments may increase the effective life of mortgage-related securities, subjecting them to greater risk of decline in market value in response to rising interest rates. If the life of a mortgage-related security is inaccurately predicted, the Portfolio may not be able to realize the rate of return it expected.

. SUBORDINATION RISK: The Portfolio may invest in securities that are subordinated to more senior securities of an issuer, or which represent interests in pools of such subordinated securities. Subordinated securities will be disproportionately affected by a default or even a perceived decline in creditworthiness of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on them.

. MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Manager will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but its decisions may not produce the desired results. In some cases, derivative and other investment techniques may be unavailable or the Manager may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.

. LEVERAGE RISK: To the extent the Portfolio uses leveraging techniques, its net asset value ("NAV") may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Portfolio's investments.

. LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid securities at an advantageous price. Illiquid securities may also be difficult to value.

. FOREIGN CURRENCY RISK: This is the risk that changes in foreign (non-U.S.) currency exchange rates may negatively affect the value of the Portfolio's investments or reduce the returns of the Portfolio. For example, the value of the Portfolio's investments in foreign securities and foreign currency positions may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar).

. ACTIONS BY A FEW MAJOR INVESTORS: In certain countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local securities prices and, therefore, share prices of the Portfolio.

. MARKET RISK: The Portfolio is subject to market risk, which is the risk that bond prices in general may decline over short or extended periods. Equity and debt markets around the world have experienced unprecedented volatility, including notably the recent European sovereign debt crisis, and these market conditions may continue or get worse. This financial environment has caused a significant decline in the value and liquidity of many investments, and could make identifying investment risks and opportunities especially difficult. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

BAR CHART AND PERFORMANCE INFORMATION:

The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

.  how the Portfolio's performance changed from year to year over ten years; and

.  how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information for the Portfolio at www.bernstein.com (click on "Investments," then "Stocks," then "Mutual Fund Performance at a Glance").

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Portfolio.

BAR CHART
The annual returns in the bar chart are for the Portfolio's Short Duration Plus Class shares.

Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 2.40%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -1.63%, 1ST QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Average Annual Total Returns - Sanford C. Bernstein Fund, Inc. Short Duration Plus Portfolio	1 YEAR	5 YEARS	10 YEARS
SHORT DURATION PLUS CLASS	1.04%	2.18%	2.52%
SHORT DURATION PLUS CLASS Return After Taxes on Distributions	0.65%	1.18%	1.40%
SHORT DURATION PLUS CLASS Return After Taxes on Distributions and Sale of Portfolio Shares	0.68%	1.27%	1.49%
BofA Merrill Lynch 1-3 Year Treasury Index (reflects no deduction for fees, expenses, or taxes)	1.55%	3.69%	3.25%

After-tax returns are an estimate, which is based on the highest historical individual federal marginal income-tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BERNSTEIN SANFORD C FUND INC
Prospectus Date	rr_ProspectusDate	Jan 31, 2012
Sanford C. Bernstein Fund, Inc. | Short Duration Plus Portfolio | SHORT DURATION PLUS CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.05%
Shareholder Servicing	rr_Component3OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Portfolio Operating Expenses	rr_ExpensesOverAssets	0.60%
After 1 Year	rr_ExpenseExampleYear01	61
After 3 Years	rr_ExpenseExampleYear03	192
After 5 Years	rr_ExpenseExampleYear05	335
After 10 Years	rr_ExpenseExampleYear10	750
Annual Return 2002	rr_AnnualReturn2002	5.09%
Annual Return 2003	rr_AnnualReturn2003	2.57%
Annual Return 2004	rr_AnnualReturn2004	1.27%
Annual Return 2005	rr_AnnualReturn2005	1.35%
Annual Return 2006	rr_AnnualReturn2006	4.08%
Annual Return 2007	rr_AnnualReturn2007	3.86%
Annual Return 2008	rr_AnnualReturn2008	(3.80%)
Annual Return 2009	rr_AnnualReturn2009	6.82%
Annual Return 2010	rr_AnnualReturn2010	3.31%
Annual Return 2011	rr_AnnualReturn2011	1.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.63%)
1 YEAR	rr_AverageAnnualReturnYear01	1.04%
5 YEARS	rr_AverageAnnualReturnYear05	2.18%
10 YEARS	rr_AverageAnnualReturnYear10	2.52%
Sanford C. Bernstein Fund, Inc. | Short Duration Plus Portfolio | SHORT DURATION PLUS CLASS | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	0.65%
5 YEARS	rr_AverageAnnualReturnYear05	1.18%
10 YEARS	rr_AverageAnnualReturnYear10	1.40%
Sanford C. Bernstein Fund, Inc. | Short Duration Plus Portfolio | SHORT DURATION PLUS CLASS | Return After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	0.68%
5 YEARS	rr_AverageAnnualReturnYear05	1.27%
10 YEARS	rr_AverageAnnualReturnYear10	1.49%
Sanford C. Bernstein Fund, Inc. | Short Duration Plus Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SHORT DURATION PLUS PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio's investment objective is to provide safety of principal and a moderate rate of income that is subject to taxes.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 99% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	99.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the Examples would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Portfolio invests at least 80% of its total assets in securities rated A or better by national rating agencies (or, if unrated, determined by AllianceBernstein L.P., the Portfolio's investment manager (the "Manager"), to be of comparable quality) and comparably rated commercial paper and notes. Many types of securities may be purchased by the Portfolio, including corporate bonds, notes, U.S. Government and agency securities, asset-backed securities, mortgage-related securities, inflation-protected securities, bank loan debt and preferred stock, as well as others. The Portfolio may also invest up to 20% of its total assets in fixed-income foreign securities in developed or emerging-market countries.

The Portfolio may use derivatives, such as options, futures, forwards and swaps.

The Portfolio may invest up to 20% of its total assets in fixed-income securities rated BB or B by national rating agencies, which are not investment-grade (commonly known as "junk bonds").

In managing the Portfolio, the Manager may use interest rate forecasting to determine the best level of interest rate risk at a given time. The Manager may moderately shorten the average duration of the Portfolio when it expects interest rates to rise and modestly lengthen average duration when it anticipates that interest rates will fall.

The Portfolio seeks to maintain an effective duration of one to three years under normal market conditions. Duration is a measure that relates the expected price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. Thus, by definition, duration is always less than or equal to full maturity.

The Manager selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Portfolio. In making this assessment, the Manager takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Portfolio's other holdings.

The Portfolio may enter into foreign currency transactions on a spot (i.e., cash) basis or through the use of derivatives transactions, such as forward currency exchange contracts, currency futures and options thereon, and options on currencies. An appropriate hedge of currency exposure resulting from the Portfolio's securities positions may not be available or cost effective, or the Manager may determine not to hedge the positions, possibly even under market conditions where doing so could benefit the Portfolio.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
. The share price of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.

. INTEREST RATE RISK: This is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds and notes. Increases in interest rates may cause the value of the Portfolio's investments to decline.

. CREDIT RISK: This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives or other contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Credit risk is greater for medium-quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative credit risks.

. RISKIER THAN A MONEY-MARKET FUND: The Portfolio is invested in securities with longer maturities and in some cases lower quality than the assets of the type of mutual fund known as a money-market fund. The risk of a decline in the market value of the Portfolio is greater than for a money-market fund since the credit quality of the Portfolio securities may be lower and the effective duration of the Portfolio will be longer.

. INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio's assets can decline as can the value of the Portfolio's distributions.

. INFLATION-PROTECTED SECURITIES RISK: The terms of inflation-protected securities provide for the coupon and/or maturity value to be adjusted based on changes in inflation. Decreases in the inflation rate or in investors' expectations about inflation could cause these securities to underperform non-inflation-adjusted securities on a total-return basis. In addition, these securities may have limited liquidity in the secondary market.

. FOREIGN (NON-U.S.) SECURITIES RISK: Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. securities. These risks include risks related to economic, political and social instability, which could disrupt the financial markets in which the Portfolio invests and adversely affect the value of the Portfolio's assets. The risks of investing in foreign (non-U.S.) securities are heightened with respect to investments in emerging-market countries, where there is an even greater amount of economic, political and social instability.

. DERIVATIVES RISK: The Portfolio may use derivatives as direct investments to earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk that changes in the value of the derivative may not correlate perfectly  with relevant assets, rates or indices. Derivatives may be illiquid and difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolio. Assets required to be set aside or posted to cover or secure derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make a Portfolio more volatile and can compound other risks. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. The regulation may make derivatives more costly, may limit their availability, or may otherwise adversely affect their value or performance.

. MORTGAGE-RELATED SECURITIES RISK: In the case of investments in mortgage-related securities, a loss could be incurred if the collateral backing these securities is insufficient.

. PREPAYMENT RISK: The value of mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early payments of principal on some mortgage-related securities may occur during periods of falling mortgage interest rates and expose the Portfolio to a lower rate of return upon reinvestment of principal. Early payments associated with mortgage-related securities cause these securities to experience significantly greater price and yield volatility than is experienced by traditional fixed-income securities. During periods of rising interest rates, a reduction in prepayments may increase the effective life of mortgage-related securities, subjecting them to greater risk of decline in market value in response to rising interest rates. If the life of a mortgage-related security is inaccurately predicted, the Portfolio may not be able to realize the rate of return it expected.

. SUBORDINATION RISK: The Portfolio may invest in securities that are subordinated to more senior securities of an issuer, or which represent interests in pools of such subordinated securities. Subordinated securities will be disproportionately affected by a default or even a perceived decline in creditworthiness of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on them.

. MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Manager will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but its decisions may not produce the desired results. In some cases, derivative and other investment techniques may be unavailable or the Manager may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.

. LEVERAGE RISK: To the extent the Portfolio uses leveraging techniques, its net asset value ("NAV") may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Portfolio's investments.

. LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid securities at an advantageous price. Illiquid securities may also be difficult to value.

. FOREIGN CURRENCY RISK: This is the risk that changes in foreign (non-U.S.) currency exchange rates may negatively affect the value of the Portfolio's investments or reduce the returns of the Portfolio. For example, the value of the Portfolio's investments in foreign securities and foreign currency positions may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar).

. ACTIONS BY A FEW MAJOR INVESTORS: In certain countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local securities prices and, therefore, share prices of the Portfolio.

. MARKET RISK: The Portfolio is subject to market risk, which is the risk that bond prices in general may decline over short or extended periods. Equity and debt markets around the world have experienced unprecedented volatility, including notably the recent European sovereign debt crisis, and these market conditions may continue or get worse. This financial environment has caused a significant decline in the value and liquidity of many investments, and could make identifying investment risks and opportunities especially difficult. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The share price of the Portfolio will fluctuate and you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

.  how the Portfolio's performance changed from year to year over ten years; and

.  how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information for the Portfolio at www.bernstein.com (click on "Investments," then "Stocks," then "Mutual Fund Performance at a Glance").

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Portfolio.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	. how the Portfolio's performance changed from year to year over ten years; and

.  how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Portfolio's Short Duration Plus Class shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 2.40%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -1.63%, 1ST QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are an estimate, which is based on the highest historical individual federal marginal income-tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are an estimate, which is based on the highest historical individual federal marginal income-tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Sanford C. Bernstein Fund, Inc. | Short Duration Plus Portfolio | BofA Merrill Lynch 1-3 Year Treasury Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	1.55%
5 YEARS	rr_AverageAnnualReturnYear05	3.69%
10 YEARS	rr_AverageAnnualReturnYear10	3.25%

Intermediate Duration Portfolio
INTERMEDIATE DURATION PORTFOLIO
INVESTMENT OBJECTIVE:
The Portfolio's investment objective is to provide safety of principal and a moderate to high rate of income that is subject to taxes.
FEES AND EXPENSES OF THE PORTFOLIO:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - (USD $)	Intermediate Duration Portfolio
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none
Redemption Fee (as a percentage of amount redeemed)	none
Exchange Fee	none
Maximum Account Fee	none

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Intermediate Duration Portfolio
Management Fees	0.44%
Distribution and/or Service (12b-1) Fees	none
Shareholder Servicing	0.10%
Other Expenses	0.02%
Total Other Expenses	0.12%
Total Portfolio Operating Expenses	0.56%

EXAMPLES

The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the Examples would be:

Expense Example - (USD $)	Intermediate Duration Portfolio
After 1 Year	57
After 3 Years	179
After 5 Years	313
After 10 Years	701

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 110% of the average value of its portfolio.

PRINCIPAL STRATEGIES:

The Portfolio seeks to maintain an average portfolio quality minimum of A, based on ratings given to the Portfolio's securities by national rating agencies (or, if unrated, determined by AllianceBernstein L.P., the Portfolio's investment manager (the "Manager"), to be of comparable quality). Many types of securities may be purchased by the Portfolio, including corporate bonds, notes, U.S. Government and agency securities, asset-backed securities, mortgage-related securities, bank loan debt, preferred stock and inflation-protected securities, as well as others. The Portfolio may also invest up to 25% of its total assets in fixed-income, non-U.S. Dollar denominated foreign securities, and may invest without limit in fixed-income, U.S. Dollar denominated foreign securities, in each case in developed or emerging-market countries.

The Portfolio may use derivatives, such as options, futures, forwards and swaps.

The Portfolio may invest up to 25% of its total assets in fixed-income securities rated below investment grade (BB or below) by national rating agencies (commonly known as "junk bonds"). No more than 5% of the Portfolio's total assets may be invested in fixed-income securities rated CCC by national rating agencies.

In managing the Portfolio, the Manager may use interest rate forecasting to determine the best level of interest rate risk at a given time. The Manager may moderately shorten the average duration of the Portfolio when it expects interest rates to rise and modestly lengthen average duration when it anticipates that interest rates will fall.

The Portfolio seeks to maintain an effective duration of three to six years under normal market conditions. Duration is a measure that relates the expected price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. Thus, by definition, duration is always less than or equal to full maturity.

The Manager selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Portfolio. In making this assessment, the Manager takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Portfolio's other holdings.

The Portfolio may enter into foreign currency transactions on a spot (i.e., cash) basis or through the use of derivatives transactions, such as forward currency exchange contracts, currency futures and options thereon, and options on currencies. An appropriate hedge of currency exposure resulting from the Portfolio's securities positions may not be available or cost effective, or the Manager may determine not to hedge the positions, possibly even under market conditions where doing so could benefit the Portfolio.

PRINCIPAL RISKS:

.  The share price of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.

.  INTEREST RATE RISK: This is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds and notes. Increases in interest rates may cause the value of the Portfolio's investments to decline.

.  CREDIT RISK: This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives or other contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Credit risk is greater for medium-quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are    predominantly speculative and involve greater risk of default or price change due to changes in the issuer's creditworthiness or in response to periods of general economic difficulty.

.  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio's assets can decline as can the value of the Portfolio's distributions.

.  INFLATION-PROTECTED SECURITIES RISK: The terms of inflation-protected securities provide for the coupon and/or maturity value to be adjusted based on changes in inflation. Decreases in the inflation rate or in investors'   expectations about inflation could cause these securities to underperform non-inflation-adjusted securities on a total-return basis. In addition, these securities may have limited liquidity in the secondary market.

.  FOREIGN (NON-U.S.) SECURITIES RISK: Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. securities. These risks include risks related to economic, political and social instability, which could disrupt the financial markets in which the Portfolio invests and adversely affect the value of the Portfolio's assets. The risks of investing in foreign (non-U.S.) securities are heightened with respect to investments in emerging-market countries, where there is an even greater amount of economic, political and social instability.

.  DERIVATIVES RISK: The Portfolio may use derivatives as direct investments to earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indices. Derivatives may be illiquid and difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolio. Assets required to be set aside or posted to cover or secure derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make a Portfolio more volatile and can compound other risks. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. The regulation may make derivatives more costly, may limit their availability, or may otherwise adversely affect their value or performance.

.  MORTGAGE-RELATED SECURITIES RISK: In the case of investments in mortgage-related securities, a loss could be incurred if the collateral backing these securities is insufficient.

.  SUBORDINATION RISK: The Portfolio may invest in securities that are subordinated to more senior securities of an issuer, or which represent interests in pools of such subordinated securities. Subordinated securities will be disproportionately affected by a default or even a perceived decline in creditworthiness of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on them.

.  MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Manager will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but its decisions may not produce the desired results. In some cases, derivative and other investment techniques may be unavailable or the Manager may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.

.  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid securities at an advantageous price. Illiquid   securities may also be difficult to value.

.  FOREIGN CURRENCY RISK: This is the risk that changes in foreign (non-U.S.) currency exchange rates may negatively affect the value of the Portfolio's investments or reduce the returns of the Portfolio. For example, the value of the Portfolio's investments in foreign securities and foreign currency positions may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar).

.  ACTIONS BY A FEW MAJOR INVESTORS: In certain countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local securities prices and, therefore, share prices of the Portfolio.

.  MARKET RISK: The Portfolio is subject to market risk, which is the risk that bond prices in general may decline over short or extended periods. Equity and debt markets around the world have experienced unprecedented volatility, including notably the recent European sovereign debt crisis, and these market conditions may continue or get worse. This financial environment has caused a significant decline in the value and liquidity of many investments, and could make identifying investment risks and opportunities especially difficult. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

BAR CHART AND PERFORMANCE INFORMATION:

The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

.  how the Portfolio's performance changed from year to year over ten years; and

.  how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information for the Portfolio at www.bernstein.com (click on "Investments," then "Stocks," then "Mutual Fund Performance at a Glance").

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Portfolio.

BAR CHART

Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 7.09%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -3.66%, 3RD QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Average Annual Total Returns -	1 YEAR	5 YEARS	10 YEARS
Intermediate Duration Portfolio	6.82%	6.58%	5.61%
Intermediate Duration Portfolio Return After Taxes on Distributions	5.13%	4.72%	3.91%
Intermediate Duration Portfolio Return After Taxes on Distributions and Sale of Portfolio Shares	4.78%	4.56%	3.82%
Intermediate Duration Portfolio Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%

After-tax returns are an estimate, which is based on the highest historical individual federal marginal income-tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BERNSTEIN SANFORD C FUND INC
Prospectus Date	rr_ProspectusDate	Jan 31, 2012
Intermediate Duration Portfolio | Intermediate Duration Portfolio
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	0.44%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.02%
Shareholder Servicing	rr_Component3OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Portfolio Operating Expenses	rr_ExpensesOverAssets	0.56%
After 1 Year	rr_ExpenseExampleYear01	57
After 3 Years	rr_ExpenseExampleYear03	179
After 5 Years	rr_ExpenseExampleYear05	313
After 10 Years	rr_ExpenseExampleYear10	701
Annual Return 2002	rr_AnnualReturn2002	7.16%
Annual Return 2003	rr_AnnualReturn2003	5.10%
Annual Return 2004	rr_AnnualReturn2004	4.07%
Annual Return 2005	rr_AnnualReturn2005	2.46%
Annual Return 2006	rr_AnnualReturn2006	4.55%
Annual Return 2007	rr_AnnualReturn2007	5.40%
Annual Return 2008	rr_AnnualReturn2008	(4.40%)
Annual Return 2009	rr_AnnualReturn2009	17.29%
Annual Return 2010	rr_AnnualReturn2010	8.95%
Annual Return 2011	rr_AnnualReturn2011	6.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.66%)
1 YEAR	rr_AverageAnnualReturnYear01	6.82%
5 YEARS	rr_AverageAnnualReturnYear05	6.58%
10 YEARS	rr_AverageAnnualReturnYear10	5.61%
Intermediate Duration Portfolio | Intermediate Duration Portfolio | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	5.13%
5 YEARS	rr_AverageAnnualReturnYear05	4.72%
10 YEARS	rr_AverageAnnualReturnYear10	3.91%
Intermediate Duration Portfolio | Intermediate Duration Portfolio | Return After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	4.78%
5 YEARS	rr_AverageAnnualReturnYear05	4.56%
10 YEARS	rr_AverageAnnualReturnYear10	3.82%
Intermediate Duration Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	INTERMEDIATE DURATION PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio's investment objective is to provide safety of principal and a moderate to high rate of income that is subject to taxes.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 110% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	110.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the Examples would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio seeks to maintain an average portfolio quality minimum of A, based on ratings given to the Portfolio's securities by national rating agencies (or, if unrated, determined by AllianceBernstein L.P., the Portfolio's investment manager (the "Manager"), to be of comparable quality). Many types of securities may be purchased by the Portfolio, including corporate bonds, notes, U.S. Government and agency securities, asset-backed securities, mortgage-related securities, bank loan debt, preferred stock and inflation-protected securities, as well as others. The Portfolio may also invest up to 25% of its total assets in fixed-income, non-U.S. Dollar denominated foreign securities, and may invest without limit in fixed-income, U.S. Dollar denominated foreign securities, in each case in developed or emerging-market countries.

The Portfolio may use derivatives, such as options, futures, forwards and swaps.

The Portfolio may invest up to 25% of its total assets in fixed-income securities rated below investment grade (BB or below) by national rating agencies (commonly known as "junk bonds"). No more than 5% of the Portfolio's total assets may be invested in fixed-income securities rated CCC by national rating agencies.

In managing the Portfolio, the Manager may use interest rate forecasting to determine the best level of interest rate risk at a given time. The Manager may moderately shorten the average duration of the Portfolio when it expects interest rates to rise and modestly lengthen average duration when it anticipates that interest rates will fall.

The Portfolio seeks to maintain an effective duration of three to six years under normal market conditions. Duration is a measure that relates the expected price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. Thus, by definition, duration is always less than or equal to full maturity.

The Manager selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Portfolio. In making this assessment, the Manager takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Portfolio's other holdings.

The Portfolio may enter into foreign currency transactions on a spot (i.e., cash) basis or through the use of derivatives transactions, such as forward currency exchange contracts, currency futures and options thereon, and options on currencies. An appropriate hedge of currency exposure resulting from the Portfolio's securities positions may not be available or cost effective, or the Manager may determine not to hedge the positions, possibly even under market conditions where doing so could benefit the Portfolio.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

.  The share price of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.

.  INTEREST RATE RISK: This is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds and notes. Increases in interest rates may cause the value of the Portfolio's investments to decline.

.  CREDIT RISK: This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives or other contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Credit risk is greater for medium-quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are    predominantly speculative and involve greater risk of default or price change due to changes in the issuer's creditworthiness or in response to periods of general economic difficulty.

.  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio's assets can decline as can the value of the Portfolio's distributions.

.  INFLATION-PROTECTED SECURITIES RISK: The terms of inflation-protected securities provide for the coupon and/or maturity value to be adjusted based on changes in inflation. Decreases in the inflation rate or in investors'   expectations about inflation could cause these securities to underperform non-inflation-adjusted securities on a total-return basis. In addition, these securities may have limited liquidity in the secondary market.

.  FOREIGN (NON-U.S.) SECURITIES RISK: Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. securities. These risks include risks related to economic, political and social instability, which could disrupt the financial markets in which the Portfolio invests and adversely affect the value of the Portfolio's assets. The risks of investing in foreign (non-U.S.) securities are heightened with respect to investments in emerging-market countries, where there is an even greater amount of economic, political and social instability.

.  DERIVATIVES RISK: The Portfolio may use derivatives as direct investments to earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indices. Derivatives may be illiquid and difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolio. Assets required to be set aside or posted to cover or secure derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make a Portfolio more volatile and can compound other risks. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. The regulation may make derivatives more costly, may limit their availability, or may otherwise adversely affect their value or performance.

.  MORTGAGE-RELATED SECURITIES RISK: In the case of investments in mortgage-related securities, a loss could be incurred if the collateral backing these securities is insufficient.

.  SUBORDINATION RISK: The Portfolio may invest in securities that are subordinated to more senior securities of an issuer, or which represent interests in pools of such subordinated securities. Subordinated securities will be disproportionately affected by a default or even a perceived decline in creditworthiness of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on them.

.  MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Manager will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but its decisions may not produce the desired results. In some cases, derivative and other investment techniques may be unavailable or the Manager may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.

.  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid securities at an advantageous price. Illiquid   securities may also be difficult to value.

.  FOREIGN CURRENCY RISK: This is the risk that changes in foreign (non-U.S.) currency exchange rates may negatively affect the value of the Portfolio's investments or reduce the returns of the Portfolio. For example, the value of the Portfolio's investments in foreign securities and foreign currency positions may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar).

.  ACTIONS BY A FEW MAJOR INVESTORS: In certain countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local securities prices and, therefore, share prices of the Portfolio.

.  MARKET RISK: The Portfolio is subject to market risk, which is the risk that bond prices in general may decline over short or extended periods. Equity and debt markets around the world have experienced unprecedented volatility, including notably the recent European sovereign debt crisis, and these market conditions may continue or get worse. This financial environment has caused a significant decline in the value and liquidity of many investments, and could make identifying investment risks and opportunities especially difficult. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The share price of the Portfolio will fluctuate and you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

.  how the Portfolio's performance changed from year to year over ten years; and

.  how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information for the Portfolio at www.bernstein.com (click on "Investments," then "Stocks," then "Mutual Fund Performance at a Glance").

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Portfolio.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	. how the Portfolio's performance changed from year to year over ten years; and

.  how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 7.09%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -3.66%, 3RD QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are an estimate, which is based on the highest historical individual federal marginal income-tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are an estimate, which is based on the highest historical individual federal marginal income-tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Intermediate Duration Portfolio | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	7.84%
5 YEARS	rr_AverageAnnualReturnYear05	6.50%
10 YEARS	rr_AverageAnnualReturnYear10	5.78%

Overlay A Portfolio
OVERLAY A PORTFOLIO
INVESTMENT OBJECTIVE:
The investment objective of the Overlay A Portfolio ("Portfolio") is to moderate the volatility of an equity-oriented asset allocation over the long term, as part of an investor's overall asset allocation managed by Sanford C. Bernstein & Co. LLC.

FEES AND EXPENSES OF THE PORTFOLIO:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Overlay A Portfolio (USD $)	CLASS 1 SHARES	CLASS 2 SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	none
Exchange Fee	none	none

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Overlay A Portfolio	CLASS 1 SHARES	CLASS 2 SHARES
Management Fees	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	none	none
Shareholder Servicing	0.20%	none
Transfer Agent	0.01%	0.01%
Other Expenses	0.06%	0.06%
Total Other Expenses	0.27%	0.07%
Total Portfolio Operating Expenses	1.17%	0.97%

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the Examples would be:

Expense Example - Overlay A Portfolio (USD $)	CLASS 1 SHARES	CLASS 2 SHARES
After 1 Year	119	99
After 3 Years	372	309
After 5 Years	644	536
After 10 Years	1,420	1,190

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 70% of the average value of its portfolio.

PRINCIPAL STRATEGIES:
The Portfolio is intended to be used as part of a broader investment program administered directly by the Bernstein Global Wealth Management Unit of AllianceBernstein L.P. ("Bernstein"). The performance and objectives of the Portfolio should be evaluated only in the context of the investor's complete investment program. The Portfolio is NOT designed to be used as a stand-alone investment.

The Portfolio may invest in a diversified portfolio of securities and other financial instruments, including derivative instruments, that provide investment exposure to a variety of asset classes. These asset classes may include: equity securities and fixed-income instruments of issuers located within and outside the United States, real estate related securities, below-investment grade ("high yield") securities, currencies and commodities. By adjusting investment exposure among the various asset classes in the Portfolio, AllianceBernstein L.P. ("Manager") will seek to moderate the volatility of diversified client portfolios managed by Bernstein that reflect a significant allocation to equity securities. The Portfolio's asset class exposures may be implemented and adjusted either through transactions in individual securities or through derivatives. The Portfolio is managed without regard to tax considerations.

The Portfolio may obtain equity exposure by investing in common stocks, but may also invest in preferred stocks, warrants and convertible securities of foreign issuers, including sponsored or unsponsored American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") and derivatives. In selecting equity investments, the Manager may draw on the capabilities of separate investment teams that specialize in different areas that are defined by investment style. The Manager selects growth and value equity securities by drawing from its fundamental growth and value investment disciplines. The research analyses supporting buy and sell decisions for the Portfolio's direct investments in equity securities are fundamental and bottom-up, based largely on specific company and industry findings rather than on broad economic forecasts.

The Portfolio may obtain fixed-income exposure principally through derivatives but may also invest in U.S., international and emerging market fixed-income instruments, including high yield securities and inflation-protected securities. To identify attractive bonds for the Portfolio, the Manager combines quantitative and fundamental research forecasts through a disciplined investment process to identify opportunities among country/yield curves, sectors, securities and currencies. The Portfolio's fixed-income instruments will primarily be investment grade debt securities, but may also include below-investment grade securities and preferred stock.

The Manager will alter asset class exposures as market and economic conditions change. The Manager will employ risk/return tools and fundamental research insights to determine how to adjust the Portfolio's exposures to various asset classes. These dynamic adjustments to the Portfolio's asset class exposures will be implemented principally through the use of derivatives. The Portfolio's use of derivatives to alter investment exposure of an investor's Bernstein account may create significant leveraged exposure to certain asset classes within the Portfolio. In certain circumstances, the Portfolio may invest part or all of its portfolio in U.S. Government obligations or investment-grade debt securities of U.S. issuers, including municipal issuers.

The Manager also may use exchange traded funds ("ETFs"), exchange traded notes, structured investments and commodity-linked notes in seeking to carry out the Portfolio's investment strategies. The Portfolio may enter into foreign currency transactions for hedging and non-hedging purposes on a spot (i.e., cash) basis or through the use of derivatives. An appropriate hedge of currency exposure resulting from the Portfolio's securities positions may not be available or cost effective, or the Manager may determine not to hedge the positions, possibly even under market conditions where doing so could benefit the Portfolio.

PRINCIPAL RISKS:
. The share price of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.

. The Portfolio is intended to be used as part of a broader investment program administered directly by Bernstein. The performance and objectives of the Portfolio should be evaluated only in the context of the investor's complete investment program. Changes in value of the Portfolio may be particularly pronounced because the Portfolio is managed in such a fashion as to affect the investor's assets subject to that broader investment program. The Portfolio is NOT designed to be used as a stand-alone investment.

. MARKET RISK: The Portfolio is subject to market risk, which is the risk that stock and bond prices in general may decline over short or extended periods. The value of the Portfolio's securities will fluctuate as the stock or bond market fluctuates. Equity and debt markets around the world have experienced unprecedented volatility, including notably the recent European sovereign debt crisis, and these market conditions may continue or get worse. This financial environment has caused a significant decline in the value and liquidity of many investments, and could make identifying investment risks and opportunities especially difficult. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

. MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Manager will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but its decisions may not produce the desired results. The Portfolio does not seek to control risk relative to, or to outperform, a particular securities market benchmark. In some cases, derivative and other investment techniques may be unavailable or the Manager may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.

. ALLOCATION RISK: The allocation of investments among different global asset classes may have a significant effect on the Portfolio's net asset value, or NAV, when one of these asset classes is performing more poorly than others. As both the direct investments and derivative positions will be periodically rebalanced to reflect the Manager's view of market and economic conditions, there will be transaction costs which may be, over time, significant. In addition, there is a risk that certain asset allocation decisions may not achieve the desired results and, as a result, the Portfolio may incur significant losses.

. DERIVATIVES RISK: The Portfolio intends to use derivatives as direct investments to earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indices. Derivatives may be illiquid and difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolio. Assets required to be set aside or posted to cover or secure derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make a Portfolio more volatile and can compound other risks. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. The regulation may make derivatives more costly, may limit their availability, or may otherwise adversely affect their value or performance.

. LEVERAGE RISK: Leverage creates exposure to gains and losses in a greater amount than the dollar amount made in an investment by attempting to enhance return or value without increasing the investment amount. Leverage can magnify the effects of changes in the value of the Portfolio's investments and make it more volatile. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so.

. LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid investments at an advantageous price. Illiquid securities may also be difficult to value.

. FOREIGN (NON-U.S.) SECURITIES RISK: Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. securities. These risks include risks related to adverse market, economic, political and regulatory factors and social instability, all of which could disrupt the financial markets in which the Portfolio invests and adversely affect the value of the Portfolio's assets.

. EMERGING MARKETS SECURITIES RISK: The risks of investing in foreign (non-U.S.) securities are heightened with respect to issuers in emerging-market countries, because the markets are less developed and less liquid and there may be a greater amount of economic, political and social instability.

. FOREIGN CURRENCY RISK: This is the risk that changes in foreign (non-U.S.) currency exchange rates may negatively affect the value of the Portfolio's investments or reduce the returns of the Portfolio. For example, the value of the Portfolio's investments in foreign securities and foreign currency positions may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar).

. ACTIONS BY A FEW MAJOR INVESTORS: In certain countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, share prices of the Portfolio.

. INTEREST RATE RISK: This is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds and notes. Increases in interest rates may cause the value of the Portfolio's investments to decline.

. CREDIT RISK: This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

. COMMODITY RISK: The value of commodity-linked derivatives, exchange traded notes and exchange traded funds may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

. INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio's assets can decline as can the value of the Portfolio's distributions.

. INFLATION-PROTECTED SECURITIES RISK: The terms of inflation-protected securities provide for the coupon and/or maturity value to be adjusted based on changes in inflation. Decreases in the inflation rate or in investors' expectations about inflation could cause these securities to underperform non-inflation-adjusted securities on a total-return basis.

. MORTGAGE-RELATED SECURITIES RISK: In the case of investments in mortgage-related securities, a loss could be incurred if the collateral backing these securities is insufficient.

. SUBORDINATION RISK: The Portfolio may invest in securities that are subordinated to more senior securities of an issuer, or which represent interests in pools of such subordinated securities. Subordinated securities will be disproportionately affected by a default or even a perceived decline in creditworthiness of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on them.

. LOWER-RATED SECURITIES RISK: Lower-rated securities, or junk bonds/high yield securities, are subject to greater risk of loss of principal and interest and greater market risk than higher-rated securities. The capacity of issuers of lower-rated securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates.

. REAL ESTATE RELATED SECURITIES RISK: Investing in real estate related securities includes, among others, the following risks: possible declines in the value of real estate; risks related to general and local economic conditions, including increases in the rate of inflation; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. Investing in Real Estate Investment Trusts ("REITs") involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation.

. ETF RISK: ETFs are investment companies. When the Portfolio invests in an ETF, the Portfolio bears its share of the ETFs expenses and runs the risk that the ETF may not achieve its investment objective.

BAR CHART AND PERFORMANCE INFORMATION:
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

. how the Portfolio's performance changed from year to year over the life of the Portfolio; and

. how the Portfolio's average annual returns for one year and over the life of the Portfolio compare to those of a broad-based securities market index.

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Portfolio.

BAR CHART
The annual returns in the bar chart are for the Portfolio's Class 1 shares.

Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 3.06%, 1ST QUARTER, 2011; AND WORST QUARTER WAS DOWN -6.42%, 3RD QUARTER, 2011.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Average Annual Total Returns - Overlay A Portfolio		1 YEAR	SINCE INCEPTION		INCEPTION DATE
CLASS 1 SHARES	[1]	(2.98%)	6.65%	[2]	Feb 8, 2010
CLASS 1 SHARES Return After Taxes on Distributions	[1]	(5.12%)	5.15%	[2]	Feb 8, 2010
CLASS 1 SHARES Return After Taxes on Distributions and Sale of Portfolio Shares	[1]	(1.06%)	5.08%	[2]	Feb 8, 2010
CLASS 2 SHARES		(2.90%)	6.80%	[2]	Feb 8, 2010
S&P 500 Stock Index (reflects no deduction for fees, expenses, or taxes)		2.11%	11.92%	[2]	Feb 8, 2010
Composite Benchmark (reflects no deduction for fees, expenses, or taxes)	[3]	(0.80%)	9.55%	[2]	Feb 8, 2010
[1]	After-tax returns: -Are shown for Class 1 shares only and will vary for Class 2 shares because these Classes have different expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date for Class 1 and Class 2 shares: 2/8/10.
[3]	Composite Index is comprised of 51.8% S&P 500 Stock Index, 18.5% MSCI EAFE Index, 3.7% MSCI Emerging Markets Index, 12% FTSE EPRA/NAREIT Developed Index, and 14% Barclays Capital U.S. Aggregate Bond Index.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BERNSTEIN SANFORD C FUND INC
Prospectus Date	rr_ProspectusDate	Jan 31, 2012
Overlay A Portfolio | CLASS 1 SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.01%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.06%
Shareholder Servicing	rr_Component3OtherExpensesOverAssets	0.20%
Total Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Portfolio Operating Expenses	rr_ExpensesOverAssets	1.17%
After 1 Year	rr_ExpenseExampleYear01	119
After 3 Years	rr_ExpenseExampleYear03	372
After 5 Years	rr_ExpenseExampleYear05	644
After 10 Years	rr_ExpenseExampleYear10	1,420
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003
Annual Return 2004	rr_AnnualReturn2004
Annual Return 2005	rr_AnnualReturn2005
Annual Return 2006	rr_AnnualReturn2006
Annual Return 2007	rr_AnnualReturn2007
Annual Return 2008	rr_AnnualReturn2008
Annual Return 2009	rr_AnnualReturn2009
Annual Return 2010	rr_AnnualReturn2010
Annual Return 2011	rr_AnnualReturn2011	(2.98%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.42%)
1 YEAR	rr_AverageAnnualReturnYear01	(2.98%)	[1]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.65%	[1],[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 8, 2010	[1]
Overlay A Portfolio | CLASS 1 SHARES | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(5.12%)	[1]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.15%	[1],[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 8, 2010	[1]
Overlay A Portfolio | CLASS 1 SHARES | Return After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(1.06%)	[1]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.08%	[1],[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 8, 2010	[1]
Overlay A Portfolio | CLASS 2 SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.01%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.06%
Shareholder Servicing	rr_Component3OtherExpensesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Portfolio Operating Expenses	rr_ExpensesOverAssets	0.97%
After 1 Year	rr_ExpenseExampleYear01	99
After 3 Years	rr_ExpenseExampleYear03	309
After 5 Years	rr_ExpenseExampleYear05	536
After 10 Years	rr_ExpenseExampleYear10	1,190
1 YEAR	rr_AverageAnnualReturnYear01	(2.90%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.80%	[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 8, 2010
Overlay A Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	OVERLAY A PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the Overlay A Portfolio ("Portfolio") is to moderate the volatility of an equity-oriented asset allocation over the long term, as part of an investor's overall asset allocation managed by Sanford C. Bernstein & Co. LLC.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 70% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the Examples would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Portfolio is intended to be used as part of a broader investment program administered directly by the Bernstein Global Wealth Management Unit of AllianceBernstein L.P. ("Bernstein"). The performance and objectives of the Portfolio should be evaluated only in the context of the investor's complete investment program. The Portfolio is NOT designed to be used as a stand-alone investment.

The Portfolio may invest in a diversified portfolio of securities and other financial instruments, including derivative instruments, that provide investment exposure to a variety of asset classes. These asset classes may include: equity securities and fixed-income instruments of issuers located within and outside the United States, real estate related securities, below-investment grade ("high yield") securities, currencies and commodities. By adjusting investment exposure among the various asset classes in the Portfolio, AllianceBernstein L.P. ("Manager") will seek to moderate the volatility of diversified client portfolios managed by Bernstein that reflect a significant allocation to equity securities. The Portfolio's asset class exposures may be implemented and adjusted either through transactions in individual securities or through derivatives. The Portfolio is managed without regard to tax considerations.

The Portfolio may obtain equity exposure by investing in common stocks, but may also invest in preferred stocks, warrants and convertible securities of foreign issuers, including sponsored or unsponsored American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") and derivatives. In selecting equity investments, the Manager may draw on the capabilities of separate investment teams that specialize in different areas that are defined by investment style. The Manager selects growth and value equity securities by drawing from its fundamental growth and value investment disciplines. The research analyses supporting buy and sell decisions for the Portfolio's direct investments in equity securities are fundamental and bottom-up, based largely on specific company and industry findings rather than on broad economic forecasts.

The Portfolio may obtain fixed-income exposure principally through derivatives but may also invest in U.S., international and emerging market fixed-income instruments, including high yield securities and inflation-protected securities. To identify attractive bonds for the Portfolio, the Manager combines quantitative and fundamental research forecasts through a disciplined investment process to identify opportunities among country/yield curves, sectors, securities and currencies. The Portfolio's fixed-income instruments will primarily be investment grade debt securities, but may also include below-investment grade securities and preferred stock.

The Manager will alter asset class exposures as market and economic conditions change. The Manager will employ risk/return tools and fundamental research insights to determine how to adjust the Portfolio's exposures to various asset classes. These dynamic adjustments to the Portfolio's asset class exposures will be implemented principally through the use of derivatives. The Portfolio's use of derivatives to alter investment exposure of an investor's Bernstein account may create significant leveraged exposure to certain asset classes within the Portfolio. In certain circumstances, the Portfolio may invest part or all of its portfolio in U.S. Government obligations or investment-grade debt securities of U.S. issuers, including municipal issuers.

The Manager also may use exchange traded funds ("ETFs"), exchange traded notes, structured investments and commodity-linked notes in seeking to carry out the Portfolio's investment strategies. The Portfolio may enter into foreign currency transactions for hedging and non-hedging purposes on a spot (i.e., cash) basis or through the use of derivatives. An appropriate hedge of currency exposure resulting from the Portfolio's securities positions may not be available or cost effective, or the Manager may determine not to hedge the positions, possibly even under market conditions where doing so could benefit the Portfolio.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
. The share price of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.

. The Portfolio is intended to be used as part of a broader investment program administered directly by Bernstein. The performance and objectives of the Portfolio should be evaluated only in the context of the investor's complete investment program. Changes in value of the Portfolio may be particularly pronounced because the Portfolio is managed in such a fashion as to affect the investor's assets subject to that broader investment program. The Portfolio is NOT designed to be used as a stand-alone investment.

. MARKET RISK: The Portfolio is subject to market risk, which is the risk that stock and bond prices in general may decline over short or extended periods. The value of the Portfolio's securities will fluctuate as the stock or bond market fluctuates. Equity and debt markets around the world have experienced unprecedented volatility, including notably the recent European sovereign debt crisis, and these market conditions may continue or get worse. This financial environment has caused a significant decline in the value and liquidity of many investments, and could make identifying investment risks and opportunities especially difficult. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

. MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Manager will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but its decisions may not produce the desired results. The Portfolio does not seek to control risk relative to, or to outperform, a particular securities market benchmark. In some cases, derivative and other investment techniques may be unavailable or the Manager may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.

. ALLOCATION RISK: The allocation of investments among different global asset classes may have a significant effect on the Portfolio's net asset value, or NAV, when one of these asset classes is performing more poorly than others. As both the direct investments and derivative positions will be periodically rebalanced to reflect the Manager's view of market and economic conditions, there will be transaction costs which may be, over time, significant. In addition, there is a risk that certain asset allocation decisions may not achieve the desired results and, as a result, the Portfolio may incur significant losses.

. DERIVATIVES RISK: The Portfolio intends to use derivatives as direct investments to earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indices. Derivatives may be illiquid and difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolio. Assets required to be set aside or posted to cover or secure derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make a Portfolio more volatile and can compound other risks. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. The regulation may make derivatives more costly, may limit their availability, or may otherwise adversely affect their value or performance.

. LEVERAGE RISK: Leverage creates exposure to gains and losses in a greater amount than the dollar amount made in an investment by attempting to enhance return or value without increasing the investment amount. Leverage can magnify the effects of changes in the value of the Portfolio's investments and make it more volatile. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so.

. LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid investments at an advantageous price. Illiquid securities may also be difficult to value.

. FOREIGN (NON-U.S.) SECURITIES RISK: Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. securities. These risks include risks related to adverse market, economic, political and regulatory factors and social instability, all of which could disrupt the financial markets in which the Portfolio invests and adversely affect the value of the Portfolio's assets.

. EMERGING MARKETS SECURITIES RISK: The risks of investing in foreign (non-U.S.) securities are heightened with respect to issuers in emerging-market countries, because the markets are less developed and less liquid and there may be a greater amount of economic, political and social instability.

. FOREIGN CURRENCY RISK: This is the risk that changes in foreign (non-U.S.) currency exchange rates may negatively affect the value of the Portfolio's investments or reduce the returns of the Portfolio. For example, the value of the Portfolio's investments in foreign securities and foreign currency positions may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar).

. ACTIONS BY A FEW MAJOR INVESTORS: In certain countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, share prices of the Portfolio.

. INTEREST RATE RISK: This is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds and notes. Increases in interest rates may cause the value of the Portfolio's investments to decline.

. CREDIT RISK: This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

. COMMODITY RISK: The value of commodity-linked derivatives, exchange traded notes and exchange traded funds may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

. INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio's assets can decline as can the value of the Portfolio's distributions.

. INFLATION-PROTECTED SECURITIES RISK: The terms of inflation-protected securities provide for the coupon and/or maturity value to be adjusted based on changes in inflation. Decreases in the inflation rate or in investors' expectations about inflation could cause these securities to underperform non-inflation-adjusted securities on a total-return basis.

. MORTGAGE-RELATED SECURITIES RISK: In the case of investments in mortgage-related securities, a loss could be incurred if the collateral backing these securities is insufficient.

. SUBORDINATION RISK: The Portfolio may invest in securities that are subordinated to more senior securities of an issuer, or which represent interests in pools of such subordinated securities. Subordinated securities will be disproportionately affected by a default or even a perceived decline in creditworthiness of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on them.

. LOWER-RATED SECURITIES RISK: Lower-rated securities, or junk bonds/high yield securities, are subject to greater risk of loss of principal and interest and greater market risk than higher-rated securities. The capacity of issuers of lower-rated securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates.

. REAL ESTATE RELATED SECURITIES RISK: Investing in real estate related securities includes, among others, the following risks: possible declines in the value of real estate; risks related to general and local economic conditions, including increases in the rate of inflation; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. Investing in Real Estate Investment Trusts ("REITs") involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation.

. ETF RISK: ETFs are investment companies. When the Portfolio invests in an ETF, the Portfolio bears its share of the ETFs expenses and runs the risk that the ETF may not achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	The share price of the Portfolio will fluctuate and you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

. how the Portfolio's performance changed from year to year over the life of the Portfolio; and

. how the Portfolio's average annual returns for one year and over the life of the Portfolio compare to those of a broad-based securities market index.

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Portfolio.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
. how the Portfolio's performance changed from year to year over the life of the Portfolio; and

. how the Portfolio's average annual returns for one year and over the life of the Portfolio compare to those of a broad-based securities market index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Portfolio's Class 1 shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 3.06%, 1ST QUARTER, 2011; AND WORST QUARTER WAS DOWN -6.42%, 3RD QUARTER, 2011.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Are shown for Class 1 shares only and will vary for Class 2 shares because these Classes have different expense ratios;
Overlay A Portfolio | S&P 500 Stock Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	2.11%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	11.92%	[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 8, 2010
Overlay A Portfolio | Composite Benchmark (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(0.80%)	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	9.55%	[2],[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 8, 2010	[3]

[1]	After-tax returns: -Are shown for Class 1 shares only and will vary for Class 2 shares because these Classes have different expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date for Class 1 and Class 2 shares: 2/8/10.
[3]	Composite Index is comprised of 51.8% S&P 500 Stock Index, 18.5% MSCI EAFE Index, 3.7% MSCI Emerging Markets Index, 12% FTSE EPRA/NAREIT Developed Index, and 14% Barclays Capital U.S. Aggregate Bond Index.

Tax-Aware Overlay A Portfolio
TAX-AWARE OVERLAY A PORTFOLIO
INVESTMENT OBJECTIVE:
The investment objective of the Tax-Aware Overlay A Portfolio ("Portfolio") is to moderate the volatility of an equity-oriented asset allocation over the long term, as part of an investor's overall asset allocation managed by Sanford C. Bernstein & Co. LLC.

FEES AND EXPENSES OF THE PORTFOLIO:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Tax-Aware Overlay A Portfolio (USD $)	CLASS 1 SHARES	CLASS 2 SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	none
Exchange Fee	none	none

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Tax-Aware Overlay A Portfolio	CLASS 1 SHARES	CLASS 2 SHARES
Management Fees	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	none	none
Shareholder Servicing	0.20%	none
Other Expenses	0.04%	0.05%
Total Other Expenses	0.24%	0.05%
Total Portfolio Operating Expenses	1.14%	0.95%

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the Examples would be:

Expense Example - Tax-Aware Overlay A Portfolio (USD $)	CLASS 1 SHARES	CLASS 2 SHARES
After 1 Year	116	97
After 3 Years	362	303
After 5 Years	628	525
After 10 Years	1,386	1,166

PORTFOLIO TURNOVER

The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 71% of the average value of its portfolio.

PRINCIPAL STRATEGIES:
The Portfolio is intended to be used as part of a broader investment program administered directly by the Bernstein Global Wealth Management Unit of AllianceBernstein L.P. ("Bernstein"). The performance and objectives of the Portfolio should be evaluated only in the context of the investor's complete investment program. The Portfolio is NOT designed to be used as a stand-alone investment.

The Portfolio may invest in a diversified portfolio of securities and other financial instruments, including derivative instruments, that provide investment exposure to a variety of asset classes. These asset classes may include: equity securities and fixed-income instruments of issuers located within and outside the United States, real estate related securities, below-investment grade ("high yield") securities, currencies and commodities. By adjusting investment exposure among the various asset classes in the Portfolio, AllianceBernstein L.P. ("Manager") will seek to moderate the volatility of diversified client portfolios managed by Bernstein that reflect a significant allocation to equity securities. The Portfolio's asset class exposures may be implemented and adjusted either through transactions in individual securities or through derivatives. The Portfolio seeks to minimize the impact of federal income taxes on shareholders' returns over time by managing the impact of portfolio turnover. Income earned by the Portfolio may be taxable.

The Portfolio may obtain equity exposure by investing principally in common stocks, but may also invest in preferred stocks, warrants and convertible securities of foreign issuers, including sponsored or unsponsored American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") and derivatives. In selecting equity investments, the Manager may draw on the capabilities of separate investment teams that specialize in different areas that are defined by investment style. The Manager selects growth and value equity securities by drawing from its fundamental growth and value investment disciplines. The research analyses supporting buy and sell decisions for the Portfolio's direct investments in equity securities are fundamental and bottom-up, based largely on specific company and industry findings rather than on broad economic forecasts.

The Portfolio may obtain fixed-income exposure through derivatives but may also invest in U.S., international and emerging market fixed-income instruments, including high yield securities and inflation-protected securities. To identify attractive bonds for the Portfolio, the Manager combines quantitative and fundamental research forecasts through a disciplined investment process to identify opportunities among country/yield curves, sectors, securities and currencies. The Portfolio's fixed-income instruments will primarily be investment grade debt securities, but may also include below-investment grade securities and preferred stock.

The Manager will alter asset class exposures as market and economic conditions change. The Manager will employ risk/return tools and fundamental research insights to determine how to adjust the Portfolio's exposures to various asset classes. These dynamic adjustments to the Portfolio's asset class exposures will be implemented principally through the use of derivatives. The Portfolio's use of derivatives to alter investment exposure of an investor's Bernstein account may create significant leveraged exposure to certain asset classes within the Portfolio. In certain circumstances, the Portfolio may invest part or all of its portfolio in U.S. Government obligations or investment-grade debt securities of U.S. issuers, including municipal issuers.

The Manager also may use exchange traded funds ("ETFs"), exchange traded notes, structured investments and commodity-linked notes in seeking to carry out the Portfolio's investment strategies. The Portfolio may enter into foreign currency transactions for hedging and non-hedging purposes on a spot (i.e., cash) basis or through the use of derivatives. An appropriate hedge of currency exposure resulting from the Portfolio's securities positions may not be available or cost effective, or the Manager may determine not to hedge the positions, possibly even under market conditions where doing so could benefit the Portfolio.

The Manager will employ tax management strategies in an attempt to reduce the impact of taxes on shareholders in the Portfolio. For example, the Manager will consider the tax impact that buy and sell investment decisions will have on the Portfolio's shareholders. The Manager may sell certain securities in order to realize capital losses. Capital losses may be used to offset realized capital gains. To minimize capital gains distributions, the Manager may sell securities in the Portfolio with the highest cost basis. The Manager may monitor the length of time the Portfolio has held an investment to evaluate whether the investment should be sold at a short-term gain or held for a longer period so that the gain on the investment will be taxed at the lower long-term rate. In making this decision, the Manager will consider whether, in its judgment, the risk of continued exposure to the investment is worth the tax savings of a lower capital gains rate.

PRINCIPAL RISKS:
. The share price of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.

. The Portfolio is intended to be used as part of a broader investment program administered directly by Bernstein. The performance and objectives of the Portfolio should be evaluated only in the context of the investor's complete investment program. Changes in value of the Portfolio may be particularly pronounced because the Portfolio is managed in such a fashion as to affect the investor's assets subject to that broader investment program. The Portfolio is NOT designed to be used as a stand-alone investment.

. MARKET RISK: The Portfolio is subject to market risk, which is the risk that stock and bond prices in general may decline over short or extended periods. The value of the Portfolio's securities will fluctuate as the stock or bond market fluctuates. Equity and debt markets around the world have experienced unprecedented volatility, including notably the recent European sovereign debt crisis, and these market conditions may continue or get worse. This financial environment has caused a significant decline in the value and liquidity of many investments, and could make identifying investment risks and opportunities especially difficult.

In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

. MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Manager will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but its decisions may not produce the desired results. The Portfolio does not seek to control risk relative to, or to outperform, a particular securities market benchmark. In some cases, derivative and other investment techniques may be unavailable or the Manager may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.

. ALLOCATION RISK: The allocation of investments among different global asset classes may have a significant effect on the Portfolio's net asset value, or NAV, when one of these asset classes is performing more poorly than others. As both the direct investments and derivative positions will be periodically rebalanced to reflect the Manager's view of market and economic conditions, there will be transaction costs which may be, over time, significant. In addition, there is a risk that certain asset allocation decisions may not achieve the desired results and, as a result, the Portfolio may incur significant losses.

. DERIVATIVES RISK: The Portfolio intends to use derivatives as direct investments to earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indices. Derivatives may be illiquid and difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolio. Assets required to be set aside or posted to cover or secure derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make a Portfolio more volatile and can compound other risks. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. The regulation may make derivatives more costly, may limit their availability, or may otherwise adversely affect their value or performance.

. LEVERAGE RISK: Leverage creates exposure to gains and losses in a greater amount than the dollar amount made in an investment by attempting to enhance return or value without increasing the investment amount. Leverage can magnify the effects of changes in the value of the Portfolio's investments and make it more volatile. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so.

. LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid investments at an advantageous price. Illiquid securities may also be difficult to value.

. FOREIGN (NON-U.S.) SECURITIES RISK: Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. securities. These risks include risks related to adverse market, economic, political and regulatory factors and social instability, all of which could disrupt the financial markets in which the Portfolio invests and adversely affect the value of the Portfolio's assets.

. EMERGING MARKETS SECURITIES RISK: The risks of investing in foreign (non-U.S.) securities are heightened with respect to issuers in emerging-market countries, because the markets are less developed and less liquid and there may be a greater amount of economic, political and social instability.

. FOREIGN CURRENCY RISK: This is the risk that changes in foreign (non-U.S.) currency exchange rates may negatively affect the value of the Portfolio's investments or reduce the returns of the Portfolio. For example, the value of the Portfolio's investments in foreign securities and foreign currency positions may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar).

. ACTIONS BY A FEW MAJOR INVESTORS: In certain countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, share prices of the Portfolio.

. INTEREST RATE RISK: This is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds and notes. Increases in interest rates may cause the value of the Portfolio's investments to decline.

. CREDIT RISK: This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

. INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio's assets can decline as can the value of the Portfolio's distributions.

. INFLATION-PROTECTED SECURITIES RISK: The terms of inflation-protected securities provide for the coupon and/or maturity value to be adjusted based on changes in inflation. Decreases in the inflation rate or in investors' expectations about inflation could cause these securities to underperform non-inflation-adjusted securities on a total-return basis.

. COMMODITY RISK: The value of commodity-linked derivatives, exchange traded notes and exchange traded funds may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

. MORTGAGE-RELATED SECURITIES RISK: In the case of investments in mortgage-related securities, a loss could be incurred if the collateral backing these securities is insufficient.

. SUBORDINATION RISK: The Portfolio may invest in securities that are subordinated to more senior securities of an issuer, or which represent interests in pools of such subordinated securities. Subordinated securities will be disproportionately affected by a default or even a perceived decline in creditworthiness of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on them.

. LOWER-RATED SECURITIES RISK: Lower-rated securities, or junk bonds/high yield securities, are subject to greater risk of loss of principal and interest and greater market risk than higher-rated securities. The capacity of issuers of lower-rated securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates.

. REAL ESTATE RELATED SECURITIES RISK: Investing in real estate related securities includes, among others, the following risks: possible declines in the value of real estate; risks related to general and local economic conditions, including increases in the rate of inflation; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. Investing in Real Estate Investment Trusts ("REITs") involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation.

. ETF RISK: ETFs are investment companies. When the Portfolio invests in an ETF, the Portfolio bears its share of the ETFs expenses and runs the risk that the ETF may not achieve its investment objective.

BAR CHART AND PERFORMANCE INFORMATION:
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

. how the Portfolio's performance changed from year to year over the life of the Portfolio; and

. how the Portfolio's average annual returns for one year and over the life of the Portfolio compare to those of a broad-based securities market index.

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Portfolio.

BAR CHART
The annual returns in the bar chart are for the Portfolio's Class 1 shares.

Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 3.77%, 1ST QUARTER, 2011; AND WORST QUARTER WAS DOWN -9.28%, 3RD QUARTER, 2011.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Average Annual Total Returns - Tax-Aware Overlay A Portfolio		1 YEAR	SINCE INCEPTION		INCEPTION DATE
CLASS 1 SHARES	[1]	(7.47%)	4.87%	[2]	Feb 8, 2010
CLASS 1 SHARES Return After Taxes on Distributions	[1]	(8.02%)	4.44%	[2]	Feb 8, 2010
CLASS 1 SHARES Return After Taxes on Distributions and Sale of Portfolio Shares	[1]	(4.13%)	4.15%	[2]	Feb 8, 2010
CLASS 2 SHARES		(7.28%)	5.12%	[2]	Feb 8, 2010
S&P 500 Stock Index (reflects no deduction for fees, expenses, or taxes)		2.11%	11.92%	[2]	Feb 8, 2010
Composite Benchmark (reflects no deduction for fees, expenses, or taxes)	[3]	(0.44%)	8.42%	[2]	Feb 8, 2010
[1]	After-tax returns: -Are shown for Class 1 shares only and will vary for Class 2 shares because these Classes have different expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date for Class 1 and Class 2 shares: 2/8/10.
[3]	Composite Index is comprised of 56% S&P 500 Stock Index, 20% MSCI EAFE Index, 4% MSCI Emerging Markets Index, 20% Barclays Capital 1-10 Year Municipal Bond Index.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BERNSTEIN SANFORD C FUND INC
Prospectus Date	rr_ProspectusDate	Jan 31, 2012
Tax-Aware Overlay A Portfolio | CLASS 1 SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.04%
Shareholder Servicing	rr_Component3OtherExpensesOverAssets	0.20%
Total Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Portfolio Operating Expenses	rr_ExpensesOverAssets	1.14%
After 1 Year	rr_ExpenseExampleYear01	116
After 3 Years	rr_ExpenseExampleYear03	362
After 5 Years	rr_ExpenseExampleYear05	628
After 10 Years	rr_ExpenseExampleYear10	1,386
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003
Annual Return 2004	rr_AnnualReturn2004
Annual Return 2005	rr_AnnualReturn2005
Annual Return 2006	rr_AnnualReturn2006
Annual Return 2007	rr_AnnualReturn2007
Annual Return 2008	rr_AnnualReturn2008
Annual Return 2009	rr_AnnualReturn2009
Annual Return 2010	rr_AnnualReturn2010
Annual Return 2011	rr_AnnualReturn2011	(7.47%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.28%)
1 YEAR	rr_AverageAnnualReturnYear01	(7.47%)	[1]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.87%	[1],[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 8, 2010	[1]
Tax-Aware Overlay A Portfolio | CLASS 1 SHARES | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(8.02%)	[1]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.44%	[1],[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 8, 2010	[1]
Tax-Aware Overlay A Portfolio | CLASS 1 SHARES | Return After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(4.13%)	[1]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.15%	[1],[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 8, 2010	[1]
Tax-Aware Overlay A Portfolio | CLASS 2 SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.05%
Shareholder Servicing	rr_Component3OtherExpensesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Portfolio Operating Expenses	rr_ExpensesOverAssets	0.95%
After 1 Year	rr_ExpenseExampleYear01	97
After 3 Years	rr_ExpenseExampleYear03	303
After 5 Years	rr_ExpenseExampleYear05	525
After 10 Years	rr_ExpenseExampleYear10	1,166
1 YEAR	rr_AverageAnnualReturnYear01	(7.28%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.12%	[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 8, 2010
Tax-Aware Overlay A Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TAX-AWARE OVERLAY A PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the Tax-Aware Overlay A Portfolio ("Portfolio") is to moderate the volatility of an equity-oriented asset allocation over the long term, as part of an investor's overall asset allocation managed by Sanford C. Bernstein & Co. LLC.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 71% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	71.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the Examples would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Portfolio is intended to be used as part of a broader investment program administered directly by the Bernstein Global Wealth Management Unit of AllianceBernstein L.P. ("Bernstein"). The performance and objectives of the Portfolio should be evaluated only in the context of the investor's complete investment program. The Portfolio is NOT designed to be used as a stand-alone investment.

The Portfolio may invest in a diversified portfolio of securities and other financial instruments, including derivative instruments, that provide investment exposure to a variety of asset classes. These asset classes may include: equity securities and fixed-income instruments of issuers located within and outside the United States, real estate related securities, below-investment grade ("high yield") securities, currencies and commodities. By adjusting investment exposure among the various asset classes in the Portfolio, AllianceBernstein L.P. ("Manager") will seek to moderate the volatility of diversified client portfolios managed by Bernstein that reflect a significant allocation to equity securities. The Portfolio's asset class exposures may be implemented and adjusted either through transactions in individual securities or through derivatives. The Portfolio seeks to minimize the impact of federal income taxes on shareholders' returns over time by managing the impact of portfolio turnover. Income earned by the Portfolio may be taxable.

The Portfolio may obtain equity exposure by investing principally in common stocks, but may also invest in preferred stocks, warrants and convertible securities of foreign issuers, including sponsored or unsponsored American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") and derivatives. In selecting equity investments, the Manager may draw on the capabilities of separate investment teams that specialize in different areas that are defined by investment style. The Manager selects growth and value equity securities by drawing from its fundamental growth and value investment disciplines. The research analyses supporting buy and sell decisions for the Portfolio's direct investments in equity securities are fundamental and bottom-up, based largely on specific company and industry findings rather than on broad economic forecasts.

The Portfolio may obtain fixed-income exposure through derivatives but may also invest in U.S., international and emerging market fixed-income instruments, including high yield securities and inflation-protected securities. To identify attractive bonds for the Portfolio, the Manager combines quantitative and fundamental research forecasts through a disciplined investment process to identify opportunities among country/yield curves, sectors, securities and currencies. The Portfolio's fixed-income instruments will primarily be investment grade debt securities, but may also include below-investment grade securities and preferred stock.

The Manager will alter asset class exposures as market and economic conditions change. The Manager will employ risk/return tools and fundamental research insights to determine how to adjust the Portfolio's exposures to various asset classes. These dynamic adjustments to the Portfolio's asset class exposures will be implemented principally through the use of derivatives. The Portfolio's use of derivatives to alter investment exposure of an investor's Bernstein account may create significant leveraged exposure to certain asset classes within the Portfolio. In certain circumstances, the Portfolio may invest part or all of its portfolio in U.S. Government obligations or investment-grade debt securities of U.S. issuers, including municipal issuers.

The Manager also may use exchange traded funds ("ETFs"), exchange traded notes, structured investments and commodity-linked notes in seeking to carry out the Portfolio's investment strategies. The Portfolio may enter into foreign currency transactions for hedging and non-hedging purposes on a spot (i.e., cash) basis or through the use of derivatives. An appropriate hedge of currency exposure resulting from the Portfolio's securities positions may not be available or cost effective, or the Manager may determine not to hedge the positions, possibly even under market conditions where doing so could benefit the Portfolio.

The Manager will employ tax management strategies in an attempt to reduce the impact of taxes on shareholders in the Portfolio. For example, the Manager will consider the tax impact that buy and sell investment decisions will have on the Portfolio's shareholders. The Manager may sell certain securities in order to realize capital losses. Capital losses may be used to offset realized capital gains. To minimize capital gains distributions, the Manager may sell securities in the Portfolio with the highest cost basis. The Manager may monitor the length of time the Portfolio has held an investment to evaluate whether the investment should be sold at a short-term gain or held for a longer period so that the gain on the investment will be taxed at the lower long-term rate. In making this decision, the Manager will consider whether, in its judgment, the risk of continued exposure to the investment is worth the tax savings of a lower capital gains rate.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
. The share price of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.

. The Portfolio is intended to be used as part of a broader investment program administered directly by Bernstein. The performance and objectives of the Portfolio should be evaluated only in the context of the investor's complete investment program. Changes in value of the Portfolio may be particularly pronounced because the Portfolio is managed in such a fashion as to affect the investor's assets subject to that broader investment program. The Portfolio is NOT designed to be used as a stand-alone investment.

. MARKET RISK: The Portfolio is subject to market risk, which is the risk that stock and bond prices in general may decline over short or extended periods. The value of the Portfolio's securities will fluctuate as the stock or bond market fluctuates. Equity and debt markets around the world have experienced unprecedented volatility, including notably the recent European sovereign debt crisis, and these market conditions may continue or get worse. This financial environment has caused a significant decline in the value and liquidity of many investments, and could make identifying investment risks and opportunities especially difficult.

In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

. MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Manager will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but its decisions may not produce the desired results. The Portfolio does not seek to control risk relative to, or to outperform, a particular securities market benchmark. In some cases, derivative and other investment techniques may be unavailable or the Manager may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.

. ALLOCATION RISK: The allocation of investments among different global asset classes may have a significant effect on the Portfolio's net asset value, or NAV, when one of these asset classes is performing more poorly than others. As both the direct investments and derivative positions will be periodically rebalanced to reflect the Manager's view of market and economic conditions, there will be transaction costs which may be, over time, significant. In addition, there is a risk that certain asset allocation decisions may not achieve the desired results and, as a result, the Portfolio may incur significant losses.

. DERIVATIVES RISK: The Portfolio intends to use derivatives as direct investments to earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indices. Derivatives may be illiquid and difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolio. Assets required to be set aside or posted to cover or secure derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make a Portfolio more volatile and can compound other risks. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. The regulation may make derivatives more costly, may limit their availability, or may otherwise adversely affect their value or performance.

. LEVERAGE RISK: Leverage creates exposure to gains and losses in a greater amount than the dollar amount made in an investment by attempting to enhance return or value without increasing the investment amount. Leverage can magnify the effects of changes in the value of the Portfolio's investments and make it more volatile. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so.

. LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid investments at an advantageous price. Illiquid securities may also be difficult to value.

. FOREIGN (NON-U.S.) SECURITIES RISK: Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. securities. These risks include risks related to adverse market, economic, political and regulatory factors and social instability, all of which could disrupt the financial markets in which the Portfolio invests and adversely affect the value of the Portfolio's assets.

. EMERGING MARKETS SECURITIES RISK: The risks of investing in foreign (non-U.S.) securities are heightened with respect to issuers in emerging-market countries, because the markets are less developed and less liquid and there may be a greater amount of economic, political and social instability.

. FOREIGN CURRENCY RISK: This is the risk that changes in foreign (non-U.S.) currency exchange rates may negatively affect the value of the Portfolio's investments or reduce the returns of the Portfolio. For example, the value of the Portfolio's investments in foreign securities and foreign currency positions may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar).

. ACTIONS BY A FEW MAJOR INVESTORS: In certain countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, share prices of the Portfolio.

. INTEREST RATE RISK: This is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds and notes. Increases in interest rates may cause the value of the Portfolio's investments to decline.

. CREDIT RISK: This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

. INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio's assets can decline as can the value of the Portfolio's distributions.

. INFLATION-PROTECTED SECURITIES RISK: The terms of inflation-protected securities provide for the coupon and/or maturity value to be adjusted based on changes in inflation. Decreases in the inflation rate or in investors' expectations about inflation could cause these securities to underperform non-inflation-adjusted securities on a total-return basis.

. COMMODITY RISK: The value of commodity-linked derivatives, exchange traded notes and exchange traded funds may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

. MORTGAGE-RELATED SECURITIES RISK: In the case of investments in mortgage-related securities, a loss could be incurred if the collateral backing these securities is insufficient.

. SUBORDINATION RISK: The Portfolio may invest in securities that are subordinated to more senior securities of an issuer, or which represent interests in pools of such subordinated securities. Subordinated securities will be disproportionately affected by a default or even a perceived decline in creditworthiness of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on them.

. LOWER-RATED SECURITIES RISK: Lower-rated securities, or junk bonds/high yield securities, are subject to greater risk of loss of principal and interest and greater market risk than higher-rated securities. The capacity of issuers of lower-rated securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates.

. REAL ESTATE RELATED SECURITIES RISK: Investing in real estate related securities includes, among others, the following risks: possible declines in the value of real estate; risks related to general and local economic conditions, including increases in the rate of inflation; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. Investing in Real Estate Investment Trusts ("REITs") involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation.

. ETF RISK: ETFs are investment companies. When the Portfolio invests in an ETF, the Portfolio bears its share of the ETFs expenses and runs the risk that the ETF may not achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	The share price of the Portfolio will fluctuate and you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

. how the Portfolio's performance changed from year to year over the life of the Portfolio; and

. how the Portfolio's average annual returns for one year and over the life of the Portfolio compare to those of a broad-based securities market index.

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Portfolio.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
. how the Portfolio's performance changed from year to year over the life of the Portfolio; and

. how the Portfolio's average annual returns for one year and over the life of the Portfolio compare to those of a broad-based securities market index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Portfolio's Class 1 shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 3.77%, 1ST QUARTER, 2011; AND WORST QUARTER WAS DOWN -9.28%, 3RD QUARTER, 2011.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Are shown for Class 1 shares only and will vary for Class 2 shares because these Classes have different expense ratios;
Tax-Aware Overlay A Portfolio | S&P 500 Stock Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	2.11%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	11.92%	[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 8, 2010
Tax-Aware Overlay A Portfolio | Composite Benchmark (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(0.44%)	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	8.42%	[2],[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 8, 2010	[3]

[1]	After-tax returns: -Are shown for Class 1 shares only and will vary for Class 2 shares because these Classes have different expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date for Class 1 and Class 2 shares: 2/8/10.
[3]	Composite Index is comprised of 56% S&P 500 Stock Index, 20% MSCI EAFE Index, 4% MSCI Emerging Markets Index, 20% Barclays Capital 1-10 Year Municipal Bond Index.

Overlay B Protfolio
OVERLAY B PORTFOLIO
INVESTMENT OBJECTIVE:
The investment objective of the Overlay B Portfolio ("Portfolio") is to moderate the volatility of a fixed-income-oriented asset allocation over the long term, as part of an investor's overall asset allocation managed by Sanford C. Bernstein LLC.

FEES AND EXPENSES OF THE PORTFOLIO:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Overlay B Protfolio (USD $)	CLASS 1 SHARES	CLASS 2 SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	none
Exchange Fee	none	none

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Overlay B Protfolio	CLASS 1 SHARES	CLASS 2 SHARES
Management Fees	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	none	none
Shareholder Servicing	0.15%	none
Transfer Agent	0.01%	0.01%
Other Expenses	0.06%	0.07%
Total Other Expenses	0.22%	0.08%
Total Portfolio Operating Expenses	0.87%	0.73%

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the Examples would be:

Expense Example - Overlay B Protfolio (USD $)	CLASS 1 SHARES	CLASS 2 SHARES
After 1 Year	89	75
After 3 Years	278	233
After 5 Years	482	406
After 10 Years	1,073	906

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 98% of the average value of its portfolio.

PRINCIPAL STRATEGIES:
The Portfolio is intended to be used as part of a broader investment program administered directly by the Bernstein Global Wealth Management Unit of AllianceBernstein L.P. ("Bernstein"). The performance and objectives of the Portfolio should be evaluated only in the context of the investor's complete investment program. The Portfolio is NOT designed to be used as a stand-alone investment.

The Portfolio may invest in a diversified portfolio of securities and other financial instruments, including derivative instruments, that provide investment exposure to a variety of asset classes. These asset classes may include: fixed-income instruments and equity securities of issuers located within and outside the United States, real estate related securities, below-investment grade ("high yield") securities (commonly known as "junk bonds"), currencies and commodities. By adjusting investment exposure among the various asset classes in the Portfolio, AllianceBernstein L.P. ("Manager") will seek to moderate the volatility of diversified client portfolios managed by Bernstein that reflect a significant allocation to fixed-income securities. The Portfolio's asset class exposures may be implemented and adjusted either through transactions in individual securities or through derivatives. The Portfolio is managed without regard to tax considerations.

The Portfolio may obtain fixed-income exposure by investing in U.S., international and emerging market fixed-income instruments, including high yield securities and inflation-protected securities, and derivatives. To identify attractive bonds for the Portfolio, the Manager combines quantitative and fundamental research forecasts through a disciplined investment process to identify opportunities among country/yield curves, sectors, securities and currencies. Many types of securities may be purchased by the Portfolio, including corporate bonds, government and agency securities, asset-backed securities, mortgage-related securities, bank loan debt, preferred stock and inflation-protected securities, as well as others. The Portfolio may also invest without limit in U.S. Dollar denominated foreign fixed-income securities, in each case in developed or emerging-market countries.

The Portfolio's fixed-income securities will primarily be investment grade debt securities, but may also include high yield securities and preferred stock. High yield securities are less liquid instruments that are often considered to be speculative and involve greater risk of default or price change due to changes in the issuer's creditworthiness or in response to periods of general economic difficulty.

The Portfolio may obtain equity exposure principally through derivatives, but may also invest in common stocks, preferred stocks, warrants and convertible securities of U.S. and foreign issuers, including sponsored or unsponsored American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). In selecting equity investments, the Manager may draw on the capabilities of separate investment teams that specialize in different areas that are defined by investment style. The Manager selects growth and value equity securities by drawing from its fundamental growth and value investment disciplines. The research analyses supporting buy and sell decisions for the Portfolio's direct investments in equity securities are fundamental and bottom-up, based largely on specific company and industry findings rather than on broad economic forecasts.

The Manager will alter asset class exposures as market and economic conditions change. The Manager will employ risk/return tools and fundamental research insights to determine how to adjust the Portfolio's exposures to various asset classes. These dynamic adjustments to the Portfolio's asset class exposures will be implemented principally through the use of derivatives. The Portfolio's use of derivatives to alter investment exposure of an investor's Bernstein account may create significant leveraged exposure to certain asset classes within the Portfolio. In certain circumstances, the Portfolio may invest part or all of its portfolio in U.S. Government obligations or investment-grade debt securities of U.S. issuers.

The Manager also may use exchange traded funds ("ETFs"), exchange traded notes, structured investments and commodity-linked notes in seeking to carry out the Portfolio's investment strategies. The Portfolio may enter into foreign currency transactions for hedging and non-hedging purposes on a spot (i.e., cash) basis or through the use of derivatives. An appropriate hedge of currency exposure resulting from the Portfolio's securities positions may not be available or cost effective, or the Manager may determine not to hedge the positions, possibly even under market conditions where doing so could benefit the Portfolio.

PRINCIPAL RISKS:
. The share price of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.

. The Portfolio is intended to be used as part of a broader investment program administered directly by Bernstein. The performance and objectives of the Portfolio should be evaluated only in the context of the investor's complete investment program. Changes in value of the Portfolio may be particularly pronounced because the Portfolio is managed in such a fashion as to affect the investor's assets subject to that broader investment program. The Portfolio is NOT designed to be used as a stand-alone investment.

. MARKET RISK: The Portfolio is subject to market risk, which is the risk that stock and bond prices in general may decline over short or extended periods. The value of the Portfolio's securities will fluctuate as the stock or bond market fluctuates. Equity and debt markets around the world have experienced unprecedented volatility, including notably the recent European sovereign debt crisis, and these market conditions may continue or get worse. This financial environment has caused a significant decline in the value and liquidity of many investments, and could make identifying investment risks and opportunities especially difficult. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

. MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Manager will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but its decisions may not produce the desired results. The Portfolio does not seek to control risk relative to, or to outperform, a particular securities market benchmark. In some cases, derivative and other investment techniques may be unavailable or the Manager may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.

. ALLOCATION RISK: The allocation of investments among different global asset classes may have a significant effect on the Portfolio's net asset value, or NAV, when one of these asset classes is performing more poorly than others. As both the direct investments and derivative positions will be periodically rebalanced to reflect the Manager's view of market and economic conditions, there will be transaction costs which may be, over time, significant. In addition, there is a risk that certain asset allocation decisions may not achieve the desired results and, as a result, the Portfolio may incur significant losses.

. DERIVATIVES RISK: The Portfolio intends to use derivatives as direct investments to earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indices. Derivatives may be illiquid and difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolio. Assets required to be set aside or posted to cover or secure derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make a Portfolio more volatile and can compound other risks. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. The regulation may make derivatives more costly, may limit their availability, or may otherwise adversely affect their value or performance.

. LEVERAGE RISK: Leverage creates exposure to gains and losses in a greater amount than the dollar amount made in an investment by attempting to enhance return or value without increasing the investment amount. Leverage can magnify the effects of changes in the value of the Portfolio's investments and make it more volatile. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so.

. LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid investments at an advantageous price. Illiquid securities may also be difficult to value.

. MORTGAGE-RELATED SECURITIES RISK: In the case of investments in mortgage-related securities, a loss could be incurred if the collateral backing these securities is insufficient.

. SUBORDINATION RISK: The Portfolio may invest in securities that are subordinated to more senior securities of an issuer, or which represent interests in pools of such subordinated securities. Subordinated securities will be disproportionately affected by a default or even a perceived decline in creditworthiness of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on them.

. INTEREST RATE RISK: This is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds and notes. Increases in interest rates may cause the value of the Portfolio's investments to decline.

. CREDIT RISK: This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

. FOREIGN (NON-U.S.) SECURITIES RISK: Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. securities. These risks include risks related to adverse market, economic, political and regulatory factors and social instability, all of which could disrupt the financial markets in which the Portfolio invests and adversely affect the value of the Portfolio's assets.

. EMERGING MARKETS SECURITIES RISK: The risks of investing in foreign (non-U.S.) securities are heightened with respect to issuers in emerging-market countries, because the markets are less developed and less liquid and there may be a greater amount of economic, political and social instability.

. FOREIGN CURRENCY RISK: This is the risk that changes in foreign (non-U.S.) currency exchange rates may negatively affect the value of the Portfolio's investments or reduce the returns of the Portfolio. For example, the value of the Portfolio's investments in foreign securities and foreign currency positions may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar).

. ACTIONS BY A FEW MAJOR INVESTORS: In certain countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, share prices of the Portfolio.

. COMMODITY RISK: The value of commodity-linked derivatives, exchange traded notes and exchange traded funds may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

. INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio's assets can decline as can the value of the Portfolio's distributions.

. INFLATION-PROTECTED SECURITIES RISK: The terms of inflation-protected securities provide for the coupon and/or maturity value to be adjusted based on changes in inflation. Decreases in the inflation rate or in investors' expectations about inflation could cause these securities to underperform non-inflation-adjusted securities on a total-return basis.

. LOWER-RATED SECURITIES RISK: Lower-rated securities, or junk bonds/high yield securities, are subject to greater risk of loss of principal and interest and greater market risk than higher-rated securities. The capacity of issuers of lower-rated securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates.

. REAL ESTATE RELATED SECURITIES RISK: Investing in real estate related securities includes, among others, the following risks: possible declines in the value of real estate; risks related to general and local economic conditions, including increases in the rate of inflation; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. Investing in Real Estate Investment Trusts ("REITs") involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation.

. ETF RISK: ETFs are investment companies. When the Portfolio invests in an ETF, the Portfolio bears its share of the ETFs expenses and runs the risk that the ETF may not achieve its investment objective.

BAR CHART AND PERFORMANCE INFORMATION:
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

. how the Portfolio's performance changed from year to year over the life of the Portfolio; and

. how the Portfolio's average annual returns for one year and over the life of the Portfolio compare to those of a broad-based securities market index.

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Portfolio.

BAR CHART
The annual returns in the bar chart are for the Portfolio's Class 1 shares.

Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 2.23%, 4TH QUARTER, 2011; AND WORST QUARTER WAS DOWN -1.01%, 3RD QUARTER, 2011.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Average Annual Total Returns - Overlay B Protfolio		1 YEAR	SINCE INCEPTION		INCEPTION DATE
CLASS 1 SHARES	[1]	3.48%	6.99%	[2]	Feb 8, 2010
CLASS 1 SHARES Return After Taxes on Distributions	[1]	2.51%	5.94%	[2]	Feb 8, 2010
CLASS 1 SHARES Return After Taxes on Distributions and Sale of Portfolio Shares	[1]	2.41%	5.44%	[2]	Feb 8, 2010
CLASS 2 SHARES		3.71%	7.17%	[2]	Feb 8, 2010
Barclays Capital Global Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		5.64%	5.84%	[2]	Feb 8, 2010
Composite Benchmark (reflects no deduction for fees, expenses, or taxes)	[3]	4.81%	7.97%	[2]	Feb 8, 2010
[1]	After-tax returns: -Are shown for Class 1 shares only and will vary for Class 2 shares because these Classes have different expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date for Class 1 and Class 2 shares: 2/8/10.
[3]	Composite Index is comprised of 19.95% S&P 500 Stock Index, 7.125% MSCI EAFE Index, 1.425% MSCI Emerging Markets Index, 3% FTSE EPRA/NAREIT Developed Index, and 68.5% Barclays Capital U.S. Aggregate Bond Index.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BERNSTEIN SANFORD C FUND INC
Prospectus Date	rr_ProspectusDate	Jan 31, 2012
Overlay B Protfolio | CLASS 1 SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.01%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.06%
Shareholder Servicing	rr_Component3OtherExpensesOverAssets	0.15%
Total Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Portfolio Operating Expenses	rr_ExpensesOverAssets	0.87%
After 1 Year	rr_ExpenseExampleYear01	89
After 3 Years	rr_ExpenseExampleYear03	278
After 5 Years	rr_ExpenseExampleYear05	482
After 10 Years	rr_ExpenseExampleYear10	1,073
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003
Annual Return 2004	rr_AnnualReturn2004
Annual Return 2005	rr_AnnualReturn2005
Annual Return 2006	rr_AnnualReturn2006
Annual Return 2007	rr_AnnualReturn2007
Annual Return 2008	rr_AnnualReturn2008
Annual Return 2009	rr_AnnualReturn2009
Annual Return 2010	rr_AnnualReturn2010
Annual Return 2011	rr_AnnualReturn2011	3.48%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.01%)
1 YEAR	rr_AverageAnnualReturnYear01	3.48%	[1]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.99%	[1],[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 8, 2010	[1]
Overlay B Protfolio | CLASS 1 SHARES | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	2.51%	[1]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.94%	[1],[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 8, 2010	[1]
Overlay B Protfolio | CLASS 1 SHARES | Return After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	2.41%	[1]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.44%	[1],[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 8, 2010	[1]
Overlay B Protfolio | CLASS 2 SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.01%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.07%
Shareholder Servicing	rr_Component3OtherExpensesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Portfolio Operating Expenses	rr_ExpensesOverAssets	0.73%
After 1 Year	rr_ExpenseExampleYear01	75
After 3 Years	rr_ExpenseExampleYear03	233
After 5 Years	rr_ExpenseExampleYear05	406
After 10 Years	rr_ExpenseExampleYear10	906
1 YEAR	rr_AverageAnnualReturnYear01	3.71%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	7.17%	[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 8, 2010
Overlay B Protfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	OVERLAY B PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the Overlay B Portfolio ("Portfolio") is to moderate the volatility of a fixed-income-oriented asset allocation over the long term, as part of an investor's overall asset allocation managed by Sanford C. Bernstein LLC.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 98% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	98.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the Examples would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Portfolio is intended to be used as part of a broader investment program administered directly by the Bernstein Global Wealth Management Unit of AllianceBernstein L.P. ("Bernstein"). The performance and objectives of the Portfolio should be evaluated only in the context of the investor's complete investment program. The Portfolio is NOT designed to be used as a stand-alone investment.

The Portfolio may invest in a diversified portfolio of securities and other financial instruments, including derivative instruments, that provide investment exposure to a variety of asset classes. These asset classes may include: fixed-income instruments and equity securities of issuers located within and outside the United States, real estate related securities, below-investment grade ("high yield") securities (commonly known as "junk bonds"), currencies and commodities. By adjusting investment exposure among the various asset classes in the Portfolio, AllianceBernstein L.P. ("Manager") will seek to moderate the volatility of diversified client portfolios managed by Bernstein that reflect a significant allocation to fixed-income securities. The Portfolio's asset class exposures may be implemented and adjusted either through transactions in individual securities or through derivatives. The Portfolio is managed without regard to tax considerations.

The Portfolio may obtain fixed-income exposure by investing in U.S., international and emerging market fixed-income instruments, including high yield securities and inflation-protected securities, and derivatives. To identify attractive bonds for the Portfolio, the Manager combines quantitative and fundamental research forecasts through a disciplined investment process to identify opportunities among country/yield curves, sectors, securities and currencies. Many types of securities may be purchased by the Portfolio, including corporate bonds, government and agency securities, asset-backed securities, mortgage-related securities, bank loan debt, preferred stock and inflation-protected securities, as well as others. The Portfolio may also invest without limit in U.S. Dollar denominated foreign fixed-income securities, in each case in developed or emerging-market countries.

The Portfolio's fixed-income securities will primarily be investment grade debt securities, but may also include high yield securities and preferred stock. High yield securities are less liquid instruments that are often considered to be speculative and involve greater risk of default or price change due to changes in the issuer's creditworthiness or in response to periods of general economic difficulty.

The Portfolio may obtain equity exposure principally through derivatives, but may also invest in common stocks, preferred stocks, warrants and convertible securities of U.S. and foreign issuers, including sponsored or unsponsored American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). In selecting equity investments, the Manager may draw on the capabilities of separate investment teams that specialize in different areas that are defined by investment style. The Manager selects growth and value equity securities by drawing from its fundamental growth and value investment disciplines. The research analyses supporting buy and sell decisions for the Portfolio's direct investments in equity securities are fundamental and bottom-up, based largely on specific company and industry findings rather than on broad economic forecasts.

The Manager will alter asset class exposures as market and economic conditions change. The Manager will employ risk/return tools and fundamental research insights to determine how to adjust the Portfolio's exposures to various asset classes. These dynamic adjustments to the Portfolio's asset class exposures will be implemented principally through the use of derivatives. The Portfolio's use of derivatives to alter investment exposure of an investor's Bernstein account may create significant leveraged exposure to certain asset classes within the Portfolio. In certain circumstances, the Portfolio may invest part or all of its portfolio in U.S. Government obligations or investment-grade debt securities of U.S. issuers.

The Manager also may use exchange traded funds ("ETFs"), exchange traded notes, structured investments and commodity-linked notes in seeking to carry out the Portfolio's investment strategies. The Portfolio may enter into foreign currency transactions for hedging and non-hedging purposes on a spot (i.e., cash) basis or through the use of derivatives. An appropriate hedge of currency exposure resulting from the Portfolio's securities positions may not be available or cost effective, or the Manager may determine not to hedge the positions, possibly even under market conditions where doing so could benefit the Portfolio.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
. The share price of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.

. The Portfolio is intended to be used as part of a broader investment program administered directly by Bernstein. The performance and objectives of the Portfolio should be evaluated only in the context of the investor's complete investment program. Changes in value of the Portfolio may be particularly pronounced because the Portfolio is managed in such a fashion as to affect the investor's assets subject to that broader investment program. The Portfolio is NOT designed to be used as a stand-alone investment.

. MARKET RISK: The Portfolio is subject to market risk, which is the risk that stock and bond prices in general may decline over short or extended periods. The value of the Portfolio's securities will fluctuate as the stock or bond market fluctuates. Equity and debt markets around the world have experienced unprecedented volatility, including notably the recent European sovereign debt crisis, and these market conditions may continue or get worse. This financial environment has caused a significant decline in the value and liquidity of many investments, and could make identifying investment risks and opportunities especially difficult. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

. MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Manager will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but its decisions may not produce the desired results. The Portfolio does not seek to control risk relative to, or to outperform, a particular securities market benchmark. In some cases, derivative and other investment techniques may be unavailable or the Manager may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.

. ALLOCATION RISK: The allocation of investments among different global asset classes may have a significant effect on the Portfolio's net asset value, or NAV, when one of these asset classes is performing more poorly than others. As both the direct investments and derivative positions will be periodically rebalanced to reflect the Manager's view of market and economic conditions, there will be transaction costs which may be, over time, significant. In addition, there is a risk that certain asset allocation decisions may not achieve the desired results and, as a result, the Portfolio may incur significant losses.

. DERIVATIVES RISK: The Portfolio intends to use derivatives as direct investments to earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indices. Derivatives may be illiquid and difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolio. Assets required to be set aside or posted to cover or secure derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make a Portfolio more volatile and can compound other risks. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. The regulation may make derivatives more costly, may limit their availability, or may otherwise adversely affect their value or performance.

. LEVERAGE RISK: Leverage creates exposure to gains and losses in a greater amount than the dollar amount made in an investment by attempting to enhance return or value without increasing the investment amount. Leverage can magnify the effects of changes in the value of the Portfolio's investments and make it more volatile. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so.

. LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid investments at an advantageous price. Illiquid securities may also be difficult to value.

. MORTGAGE-RELATED SECURITIES RISK: In the case of investments in mortgage-related securities, a loss could be incurred if the collateral backing these securities is insufficient.

. SUBORDINATION RISK: The Portfolio may invest in securities that are subordinated to more senior securities of an issuer, or which represent interests in pools of such subordinated securities. Subordinated securities will be disproportionately affected by a default or even a perceived decline in creditworthiness of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on them.

. INTEREST RATE RISK: This is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds and notes. Increases in interest rates may cause the value of the Portfolio's investments to decline.

. CREDIT RISK: This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

. FOREIGN (NON-U.S.) SECURITIES RISK: Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. securities. These risks include risks related to adverse market, economic, political and regulatory factors and social instability, all of which could disrupt the financial markets in which the Portfolio invests and adversely affect the value of the Portfolio's assets.

. EMERGING MARKETS SECURITIES RISK: The risks of investing in foreign (non-U.S.) securities are heightened with respect to issuers in emerging-market countries, because the markets are less developed and less liquid and there may be a greater amount of economic, political and social instability.

. FOREIGN CURRENCY RISK: This is the risk that changes in foreign (non-U.S.) currency exchange rates may negatively affect the value of the Portfolio's investments or reduce the returns of the Portfolio. For example, the value of the Portfolio's investments in foreign securities and foreign currency positions may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar).

. ACTIONS BY A FEW MAJOR INVESTORS: In certain countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, share prices of the Portfolio.

. COMMODITY RISK: The value of commodity-linked derivatives, exchange traded notes and exchange traded funds may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

. INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio's assets can decline as can the value of the Portfolio's distributions.

. INFLATION-PROTECTED SECURITIES RISK: The terms of inflation-protected securities provide for the coupon and/or maturity value to be adjusted based on changes in inflation. Decreases in the inflation rate or in investors' expectations about inflation could cause these securities to underperform non-inflation-adjusted securities on a total-return basis.

. LOWER-RATED SECURITIES RISK: Lower-rated securities, or junk bonds/high yield securities, are subject to greater risk of loss of principal and interest and greater market risk than higher-rated securities. The capacity of issuers of lower-rated securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates.

. REAL ESTATE RELATED SECURITIES RISK: Investing in real estate related securities includes, among others, the following risks: possible declines in the value of real estate; risks related to general and local economic conditions, including increases in the rate of inflation; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. Investing in Real Estate Investment Trusts ("REITs") involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation.

. ETF RISK: ETFs are investment companies. When the Portfolio invests in an ETF, the Portfolio bears its share of the ETFs expenses and runs the risk that the ETF may not achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	The share price of the Portfolio will fluctuate and you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

. how the Portfolio's performance changed from year to year over the life of the Portfolio; and

. how the Portfolio's average annual returns for one year and over the life of the Portfolio compare to those of a broad-based securities market index.

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Portfolio.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
. how the Portfolio's performance changed from year to year over the life of the Portfolio; and

. how the Portfolio's average annual returns for one year and over the life of the Portfolio compare to those of a broad-based securities market index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Portfolio's Class 1 shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 2.23%, 4TH QUARTER, 2011; AND WORST QUARTER WAS DOWN -1.01%, 3RD QUARTER, 2011.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Are shown for Class 1 shares only and will vary for Class 2 shares because these Classes have different expense ratios;
Overlay B Protfolio | Barclays Capital Global Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	5.64%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.84%	[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 8, 2010
Overlay B Protfolio | Composite Benchmark (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	4.81%	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	7.97%	[2],[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 8, 2010	[3]

[1]	After-tax returns: -Are shown for Class 1 shares only and will vary for Class 2 shares because these Classes have different expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date for Class 1 and Class 2 shares: 2/8/10.
[3]	Composite Index is comprised of 19.95% S&P 500 Stock Index, 7.125% MSCI EAFE Index, 1.425% MSCI Emerging Markets Index, 3% FTSE EPRA/NAREIT Developed Index, and 68.5% Barclays Capital U.S. Aggregate Bond Index.

Tax-Aware Overlay B Portfolio
TAX-AWARE OVERLAY B PORTFOLIO
INVESTMENT OBJECTIVE:

The investment objective of the Tax-Aware Overlay B Portfolio ("Portfolio") is to moderate the volatility of a fixed-income-oriented asset allocation over the long term, as part of an investor's overall asset allocation managed by Sanford C. Bernstein & Co. LLC.

FEES AND EXPENSES OF THE PORTFOLIO:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Tax-Aware Overlay B Portfolio (USD $)	CLASS 1 SHARES	CLASS 2 SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	none
Exchange Fee	none	none

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Tax-Aware Overlay B Portfolio	CLASS 1 SHARES	CLASS 2 SHARES
Management Fees	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	none	none
Shareholder Servicing	0.15%	none
Other Expenses	0.06%	0.06%
Total Other Expenses	0.21%	0.06%
Total Portfolio Operating Expenses	0.86%	0.71%

EXAMPLES

The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the Examples would be:

Expense Example - Tax-Aware Overlay B Portfolio (USD $)	CLASS 1 SHARES	CLASS 2 SHARES
After 1 Year	88	73
After 3 Years	274	227
After 5 Years	477	395
After 10 Years	1,061	882

PORTFOLIO TURNOVER

The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. For the most recent fiscal year, the Portfolio's portfolio turnover rate was 15% of the average value of its portfolio.

PRINCIPAL STRATEGIES:

The Portfolio is intended to be used as part of a broader investment program administered directly by the Bernstein Global Wealth Management Unit of AllianceBernstein L.P. ("Bernstein"). The performance and objectives of the Portfolio should be evaluated only in the context of the investor's complete investment program. The Portfolio is NOT designed to be used as a stand-alone investment.

The Portfolio may invest in a diversified portfolio of securities and other financial instruments, including derivative instruments, that provide investment exposure to a variety of asset classes. These asset classes may include: fixed-income instruments and equity securities of issuers located within and outside the United States, real estate related securities, below-investment grade ("high yield") securities (commonly known as "junk bonds"), currencies and commodities. By adjusting investment exposure among the various asset classes in the Portfolio, AllianceBernstein L.P. ("Manager") will seek to moderate the volatility of diversified client portfolios managed by Bernstein that reflect a significant allocation to municipal securities. The Portfolio's asset class exposures may be implemented and adjusted either through transactions in individual securities or through derivatives. The Portfolio seeks to minimize the impact of federal income taxes on shareholders' returns over time.

The Portfolio may obtain fixed-income exposure primarily by investing in municipal securities rated A or better by national rating agencies (or, if unrated, determined by the Manager to be of comparable quality), comparably rated municipal notes and derivatives. The Portfolio will invest no more than 25% of its total assets in municipal securities of issuers located in any one state. The municipal securities in which the Portfolio may invest are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, the District of Columbia or possessions and territories of the United States, or financing for specific projects or public facilities. The interest paid on these securities is generally exempt from federal personal income tax, although in certain instances, it may be includable in income subject to alternative minimum tax. The Portfolio may invest in fixed-income securities of U.S. issuers that are not municipal securities if, in the Manager's opinion, these securities may enhance the after-tax return for Portfolio investors. The Portfolio's fixed-income securities may include high yield securities and preferred stock. To identify attractive bonds for the Portfolio, the Manager combines quantitative and fundamental research forecasts through a disciplined investment process to identify opportunities among country/yield curves, sectors, securities and currencies.

The Portfolio may obtain equity exposure principally through derivatives but may also invest in common stocks, preferred stocks, warrants and convertible securities of U.S. and foreign issuers, including sponsored or unsponsored American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). In selecting equity investments, the Manager may draw on the capabilities of separate investment teams that specialize in different areas that are defined by investment style. The Manager selects growth and value equity securities by drawing from its fundamental growth and value investment disciplines. The research analyses supporting buy and sell decisions for the Portfolio's direct investments in equity securities are fundamental and bottom-up, based largely on specific company and industry findings rather than on broad economic forecasts.

The Manager will alter asset class exposures as market and economic conditions change. The Manager will employ risk/return tools and fundamental research insights to determine how to adjust the Portfolio's exposures to various asset classes. These dynamic adjustments to the Portfolio's asset class exposures will be implemented principally through the use of derivatives. The Portfolio's use of derivatives to alter investment exposure of an investor's Bernstein account may create significant leveraged exposure to certain asset classes within the Portfolio. In certain circumstances, the Portfolio may invest part or all of its portfolio in U.S. Government obligations or investment-grade debt securities of U.S. issuers. The Portfolio also may invest without limit in high-quality municipal notes or variable rate demand obligations, or in taxable cash equivalents.

The Manager also may use exchange traded funds ("ETFs"), exchange traded notes, structured investments and commodity-linked notes in seeking to carry out the Portfolio's investment strategies. The Portfolio may enter into foreign currency transactions for hedging and non-hedging purposes on a spot (i.e., cash) basis or through the use of derivatives. An appropriate hedge of currency exposure resulting from the Portfolio's securities positions may not be available or cost effective, or the Manager may determine not to hedge the positions, possibly even under market conditions where doing so could benefit the Portfolio.

The Manager will employ tax management strategies in an attempt to reduce the impact of taxes on shareholders in the Portfolio. For example, the Manager will consider the tax impact that buy and sell investment decisions will have on the Portfolio's shareholders. The Manager may sell certain securities in order to realize capital losses. Capital losses may be used to offset realized capital gains. To minimize capital gains distributions, the Manager may sell securities in the Portfolio with the highest cost basis. The Manager may monitor the length of time the Portfolio has held an investment to evaluate whether the investment should be sold at a short-term gain or held for a longer period so that the gain on the investment will be taxed at the lower long-term rate. In making this decision, the Manager will consider whether, in its judgment, the risk of continued exposure to the investment is worth the tax savings of a lower capital gains rate.

PRINCIPAL RISKS:
.  The share price of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.

 .  The Portfolio is intended to be used as part of a broader investment program administered directly by Bernstein. The performance and objectives of the Portfolio should be evaluated only in the context of the investor's complete investment program. Changes in value of the Portfolio may be particularly pronounced because the Portfolio is managed in such a fashion as to affect the investor's assets subject to that broader investment program. The Portfolio is NOT designed to be used as a stand-alone investment.

.  MARKET RISK: The Portfolio is subject to market risk, which is the risk that stock and bond prices in general may decline over short or extended periods. The value of the Portfolio's securities will fluctuate as the stock or bond market fluctuates. Equity and debt markets around the world have experienced unprecedented volatility, and these market conditions may continue or get worse. This financial environment has caused a significant decline in the value and liquidity of many investments, and could make identifying investment risks and opportunities especially difficult. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

.  MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Manager will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but its decisions may not produce the desired results. The Portfolio does not seek to control risk relative to, or to outperform, a particular securities market benchmark. In some cases, derivative and other investment techniques may be unavailable or the Manager may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.

.  ALLOCATION RISK: The allocation of investments among different global asset classes may have a significant effect on the Portfolio's net asset value, or NAV, when one of these asset classes is performing more poorly than others. As both the direct investments and derivative positions will be periodically rebalanced to reflect the Manager's view of market and economic conditions, there will be transaction costs which may be, over time, significant. In addition, there is a risk that certain asset allocation decisions may not achieve the desired results and, as a result, the Portfolio may incur significant losses.

.  DERIVATIVES RISK: The Portfolio intends to use derivatives as direct investments to earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indices. Derivatives may be illiquid and difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolio. Assets required to be set aside or posted to cover or secure derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make a Portfolio more volatile and can compound other risks. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. The regulation may make derivatives more costly, may limit their availability, or may otherwise adversely affect their value or performance.

.  LEVERAGE RISK: Leverage creates exposure to gains and losses in a greater amount than the dollar amount made in an investment by attempting to enhance return or value without increasing the investment amount. Leverage can magnify the effects of changes in the value of the Portfolio's investments and make it more volatile. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so.

.  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid investments at an advantageous price. Illiquid securities may also be difficult to value.

.  MUNICIPAL MARKET RISK: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, are subject to the risk that factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

.  INTEREST RATE RISK: This is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds and notes. Increases in interest rates may cause the value of the Portfolio's investments to decline.

.  CREDIT RISK: This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

.  FOREIGN (NON-U.S.) SECURITIES RISK: Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. securities. These risks include risks related to adverse market, economic, political and regulatory factors and social instability, all of which could disrupt the financial markets in which the Portfolio invests and adversely affect the value of the Portfolio's assets.

.  EMERGING MARKETS SECURITIES RISK: The risks of investing in foreign (non-U.S.) securities are heightened with respect to issuers in emerging-market countries, because the markets are less developed and less liquid and there may be a greater amount of economic, political and social instability.

.  FOREIGN CURRENCY RISK: This is the risk that changes in foreign (non-U.S.) currency exchange rates may negatively affect the value of the Portfolio's investments or reduce the returns of the Portfolio. For example, the value of the Portfolio's investments in foreign securities and foreign currency positions may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar).

.  ACTIONS BY A FEW MAJOR INVESTORS: In certain countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, share prices of the Portfolio.

.  COMMODITY RISK: The value of commodity-linked derivatives, exchange traded notes and exchange traded funds may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

.  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio's assets can decline as can the value of the Portfolio's distributions.

.  INFLATION-PROTECTED SECURITIES RISK: The terms of inflation-protected securities provide for the coupon and/or maturity value to be adjusted based on changes in inflation. Decreases in the inflation rate or in investors' expectations about inflation could cause these securities to underperform non-inflation-adjusted securities on a total-return basis.

.  LOWER-RATED SECURITIES RISK: Lower-rated securities, or junk bonds/high yield securities, are subject to greater risk of loss of principal and interest and greater market risk than higher-rated securities. The capacity of issuers of lower-rated securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates.

.  REAL ESTATE RELATED SECURITIES RISK: Investing in real estate related securities includes, among others, the following risks: possible declines in the value of real estate; risks related to general and local economic conditions, including increases in the rate of inflation; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. Investing in Real Estate Investment Trusts ("REITs") involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation.

.  ETF RISK: ETFs are investment companies. When the Portfolio invests in an ETF, the Portfolio bears its share of the ETFs expenses and runs the risk that the ETF may not achieve its investment objective.

BAR CHART AND PERFORMANCE INFORMATION:

The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

.  how the Portfolio's performance changed from year to year over the life of the Portfolio; and

.  how the Portfolio's average annual returns for one year and over the life of the Portfolio compare to those of a broad-based securities market index.

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Portfolio.

BAR CHART
The annual returns in the bar chart are for the Portfolio's Class 1 shares.

Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 2.63%, 4TH QUARTER, 2011; AND WORST QUARTER WAS DOWN -2.68%, 3RD QUARTER, 2011.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Average Annual Total Returns - Tax-Aware Overlay B Portfolio		1 YEAR	SINCE INCEPTION		INCEPTION DATE
CLASS 1 SHARES	[1]	2.82%	6.09%	[2]	Feb 8, 2010
CLASS 1 SHARES Return After Taxes on Distributions	[1]	2.74%	5.64%	[2]	Feb 8, 2010
CLASS 1 SHARES Return After Taxes on Distributions and Sale of Portfolio Shares	[1]	2.18%	5.11%	[2]	Feb 8, 2010
CLASS 2 SHARES		3.05%	6.26%	[2]	Feb 8, 2010
Barclays Capital 5-Year General Obligation Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		6.91%	4.73%	[2]	Feb 8, 2010
Composite Benchmark (reflects no deduction for fees, expenses, or taxes)	[3]	4.75%	6.61%	[2]	Feb 8, 2010
[1]	After-tax returns: -Are shown for Class 1 shares only and will vary for Class 2 shares because these Classes have different expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date for Class 1 and Class 2 shares: 2/8/10.
[3]	Composite Index is comprised of 21% S&P 500 Stock Index, 7.5% MSCI EAFE Index, 1.5% MSCI Emerging Markets Index, 70% Barclays Capital 1-10 Year Municipal Bond Index.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BERNSTEIN SANFORD C FUND INC
Prospectus Date	rr_ProspectusDate	Jan 31, 2012
Tax-Aware Overlay B Portfolio | CLASS 1 SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.06%
Shareholder Servicing	rr_Component3OtherExpensesOverAssets	0.15%
Total Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Portfolio Operating Expenses	rr_ExpensesOverAssets	0.86%
After 1 Year	rr_ExpenseExampleYear01	88
After 3 Years	rr_ExpenseExampleYear03	274
After 5 Years	rr_ExpenseExampleYear05	477
After 10 Years	rr_ExpenseExampleYear10	1,061
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003
Annual Return 2004	rr_AnnualReturn2004
Annual Return 2005	rr_AnnualReturn2005
Annual Return 2006	rr_AnnualReturn2006
Annual Return 2007	rr_AnnualReturn2007
Annual Return 2008	rr_AnnualReturn2008
Annual Return 2009	rr_AnnualReturn2009
Annual Return 2010	rr_AnnualReturn2010
Annual Return 2011	rr_AnnualReturn2011	2.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.68%)
1 YEAR	rr_AverageAnnualReturnYear01	2.82%	[1]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.09%	[1],[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 8, 2010	[1]
Tax-Aware Overlay B Portfolio | CLASS 1 SHARES | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	2.74%	[1]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.64%	[1],[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 8, 2010	[1]
Tax-Aware Overlay B Portfolio | CLASS 1 SHARES | Return After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	2.18%	[1]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.11%	[1],[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 8, 2010	[1]
Tax-Aware Overlay B Portfolio | CLASS 2 SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.06%
Shareholder Servicing	rr_Component3OtherExpensesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Portfolio Operating Expenses	rr_ExpensesOverAssets	0.71%
After 1 Year	rr_ExpenseExampleYear01	73
After 3 Years	rr_ExpenseExampleYear03	227
After 5 Years	rr_ExpenseExampleYear05	395
After 10 Years	rr_ExpenseExampleYear10	882
1 YEAR	rr_AverageAnnualReturnYear01	3.05%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.26%	[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 8, 2010
Tax-Aware Overlay B Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TAX-AWARE OVERLAY B PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the Tax-Aware Overlay B Portfolio ("Portfolio") is to moderate the volatility of a fixed-income-oriented asset allocation over the long term, as part of an investor's overall asset allocation managed by Sanford C. Bernstein & Co. LLC.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. For the most recent fiscal year, the Portfolio's portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the Examples would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio is intended to be used as part of a broader investment program administered directly by the Bernstein Global Wealth Management Unit of AllianceBernstein L.P. ("Bernstein"). The performance and objectives of the Portfolio should be evaluated only in the context of the investor's complete investment program. The Portfolio is NOT designed to be used as a stand-alone investment.

The Portfolio may invest in a diversified portfolio of securities and other financial instruments, including derivative instruments, that provide investment exposure to a variety of asset classes. These asset classes may include: fixed-income instruments and equity securities of issuers located within and outside the United States, real estate related securities, below-investment grade ("high yield") securities (commonly known as "junk bonds"), currencies and commodities. By adjusting investment exposure among the various asset classes in the Portfolio, AllianceBernstein L.P. ("Manager") will seek to moderate the volatility of diversified client portfolios managed by Bernstein that reflect a significant allocation to municipal securities. The Portfolio's asset class exposures may be implemented and adjusted either through transactions in individual securities or through derivatives. The Portfolio seeks to minimize the impact of federal income taxes on shareholders' returns over time.

The Portfolio may obtain fixed-income exposure primarily by investing in municipal securities rated A or better by national rating agencies (or, if unrated, determined by the Manager to be of comparable quality), comparably rated municipal notes and derivatives. The Portfolio will invest no more than 25% of its total assets in municipal securities of issuers located in any one state. The municipal securities in which the Portfolio may invest are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, the District of Columbia or possessions and territories of the United States, or financing for specific projects or public facilities. The interest paid on these securities is generally exempt from federal personal income tax, although in certain instances, it may be includable in income subject to alternative minimum tax. The Portfolio may invest in fixed-income securities of U.S. issuers that are not municipal securities if, in the Manager's opinion, these securities may enhance the after-tax return for Portfolio investors. The Portfolio's fixed-income securities may include high yield securities and preferred stock. To identify attractive bonds for the Portfolio, the Manager combines quantitative and fundamental research forecasts through a disciplined investment process to identify opportunities among country/yield curves, sectors, securities and currencies.

The Portfolio may obtain equity exposure principally through derivatives but may also invest in common stocks, preferred stocks, warrants and convertible securities of U.S. and foreign issuers, including sponsored or unsponsored American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). In selecting equity investments, the Manager may draw on the capabilities of separate investment teams that specialize in different areas that are defined by investment style. The Manager selects growth and value equity securities by drawing from its fundamental growth and value investment disciplines. The research analyses supporting buy and sell decisions for the Portfolio's direct investments in equity securities are fundamental and bottom-up, based largely on specific company and industry findings rather than on broad economic forecasts.

The Manager will alter asset class exposures as market and economic conditions change. The Manager will employ risk/return tools and fundamental research insights to determine how to adjust the Portfolio's exposures to various asset classes. These dynamic adjustments to the Portfolio's asset class exposures will be implemented principally through the use of derivatives. The Portfolio's use of derivatives to alter investment exposure of an investor's Bernstein account may create significant leveraged exposure to certain asset classes within the Portfolio. In certain circumstances, the Portfolio may invest part or all of its portfolio in U.S. Government obligations or investment-grade debt securities of U.S. issuers. The Portfolio also may invest without limit in high-quality municipal notes or variable rate demand obligations, or in taxable cash equivalents.

The Manager also may use exchange traded funds ("ETFs"), exchange traded notes, structured investments and commodity-linked notes in seeking to carry out the Portfolio's investment strategies. The Portfolio may enter into foreign currency transactions for hedging and non-hedging purposes on a spot (i.e., cash) basis or through the use of derivatives. An appropriate hedge of currency exposure resulting from the Portfolio's securities positions may not be available or cost effective, or the Manager may determine not to hedge the positions, possibly even under market conditions where doing so could benefit the Portfolio.

The Manager will employ tax management strategies in an attempt to reduce the impact of taxes on shareholders in the Portfolio. For example, the Manager will consider the tax impact that buy and sell investment decisions will have on the Portfolio's shareholders. The Manager may sell certain securities in order to realize capital losses. Capital losses may be used to offset realized capital gains. To minimize capital gains distributions, the Manager may sell securities in the Portfolio with the highest cost basis. The Manager may monitor the length of time the Portfolio has held an investment to evaluate whether the investment should be sold at a short-term gain or held for a longer period so that the gain on the investment will be taxed at the lower long-term rate. In making this decision, the Manager will consider whether, in its judgment, the risk of continued exposure to the investment is worth the tax savings of a lower capital gains rate.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
.  The share price of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.

 .  The Portfolio is intended to be used as part of a broader investment program administered directly by Bernstein. The performance and objectives of the Portfolio should be evaluated only in the context of the investor's complete investment program. Changes in value of the Portfolio may be particularly pronounced because the Portfolio is managed in such a fashion as to affect the investor's assets subject to that broader investment program. The Portfolio is NOT designed to be used as a stand-alone investment.

.  MARKET RISK: The Portfolio is subject to market risk, which is the risk that stock and bond prices in general may decline over short or extended periods. The value of the Portfolio's securities will fluctuate as the stock or bond market fluctuates. Equity and debt markets around the world have experienced unprecedented volatility, and these market conditions may continue or get worse. This financial environment has caused a significant decline in the value and liquidity of many investments, and could make identifying investment risks and opportunities especially difficult. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

.  MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Manager will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but its decisions may not produce the desired results. The Portfolio does not seek to control risk relative to, or to outperform, a particular securities market benchmark. In some cases, derivative and other investment techniques may be unavailable or the Manager may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.

.  ALLOCATION RISK: The allocation of investments among different global asset classes may have a significant effect on the Portfolio's net asset value, or NAV, when one of these asset classes is performing more poorly than others. As both the direct investments and derivative positions will be periodically rebalanced to reflect the Manager's view of market and economic conditions, there will be transaction costs which may be, over time, significant. In addition, there is a risk that certain asset allocation decisions may not achieve the desired results and, as a result, the Portfolio may incur significant losses.

.  DERIVATIVES RISK: The Portfolio intends to use derivatives as direct investments to earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indices. Derivatives may be illiquid and difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolio. Assets required to be set aside or posted to cover or secure derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make a Portfolio more volatile and can compound other risks. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. The regulation may make derivatives more costly, may limit their availability, or may otherwise adversely affect their value or performance.

.  LEVERAGE RISK: Leverage creates exposure to gains and losses in a greater amount than the dollar amount made in an investment by attempting to enhance return or value without increasing the investment amount. Leverage can magnify the effects of changes in the value of the Portfolio's investments and make it more volatile. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so.

.  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid investments at an advantageous price. Illiquid securities may also be difficult to value.

.  MUNICIPAL MARKET RISK: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, are subject to the risk that factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

.  INTEREST RATE RISK: This is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds and notes. Increases in interest rates may cause the value of the Portfolio's investments to decline.

.  CREDIT RISK: This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

.  FOREIGN (NON-U.S.) SECURITIES RISK: Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. securities. These risks include risks related to adverse market, economic, political and regulatory factors and social instability, all of which could disrupt the financial markets in which the Portfolio invests and adversely affect the value of the Portfolio's assets.

.  EMERGING MARKETS SECURITIES RISK: The risks of investing in foreign (non-U.S.) securities are heightened with respect to issuers in emerging-market countries, because the markets are less developed and less liquid and there may be a greater amount of economic, political and social instability.

.  FOREIGN CURRENCY RISK: This is the risk that changes in foreign (non-U.S.) currency exchange rates may negatively affect the value of the Portfolio's investments or reduce the returns of the Portfolio. For example, the value of the Portfolio's investments in foreign securities and foreign currency positions may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar).

.  ACTIONS BY A FEW MAJOR INVESTORS: In certain countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, share prices of the Portfolio.

.  COMMODITY RISK: The value of commodity-linked derivatives, exchange traded notes and exchange traded funds may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

.  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio's assets can decline as can the value of the Portfolio's distributions.

.  INFLATION-PROTECTED SECURITIES RISK: The terms of inflation-protected securities provide for the coupon and/or maturity value to be adjusted based on changes in inflation. Decreases in the inflation rate or in investors' expectations about inflation could cause these securities to underperform non-inflation-adjusted securities on a total-return basis.

.  LOWER-RATED SECURITIES RISK: Lower-rated securities, or junk bonds/high yield securities, are subject to greater risk of loss of principal and interest and greater market risk than higher-rated securities. The capacity of issuers of lower-rated securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates.

.  REAL ESTATE RELATED SECURITIES RISK: Investing in real estate related securities includes, among others, the following risks: possible declines in the value of real estate; risks related to general and local economic conditions, including increases in the rate of inflation; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. Investing in Real Estate Investment Trusts ("REITs") involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation.

.  ETF RISK: ETFs are investment companies. When the Portfolio invests in an ETF, the Portfolio bears its share of the ETFs expenses and runs the risk that the ETF may not achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	The share price of the Portfolio will fluctuate and you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

.  how the Portfolio's performance changed from year to year over the life of the Portfolio; and

.  how the Portfolio's average annual returns for one year and over the life of the Portfolio compare to those of a broad-based securities market index.

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Portfolio.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

.  how the Portfolio's performance changed from year to year over the life of the Portfolio; and

.  how the Portfolio's average annual returns for one year and over the life of the Portfolio compare to those of a broad-based securities market index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Portfolio's Class 1 shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 2.63%, 4TH QUARTER, 2011; AND WORST QUARTER WAS DOWN -2.68%, 3RD QUARTER, 2011.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Are shown for Class 1 shares only and will vary for Class 2 shares because these Classes have different expense ratios;
Tax-Aware Overlay B Portfolio | Barclays Capital 5-Year General Obligation Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	6.91%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.73%	[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 8, 2010
Tax-Aware Overlay B Portfolio | Composite Benchmark (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	4.75%	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.61%	[2],[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 8, 2010	[3]

[1]	After-tax returns: -Are shown for Class 1 shares only and will vary for Class 2 shares because these Classes have different expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date for Class 1 and Class 2 shares: 2/8/10.
[3]	Composite Index is comprised of 21% S&P 500 Stock Index, 7.5% MSCI EAFE Index, 1.5% MSCI Emerging Markets Index, 70% Barclays Capital 1-10 Year Municipal Bond Index.

Tax-Aware Overlay C Portfolio
TAX-AWARE OVERLAY C PORTFOLIO
INVESTMENT OBJECTIVE:
The investment objective of the Tax-Aware Overlay C Portfolio ("Portfolio") is to moderate the volatility of a fixed-income-oriented asset allocation over the long term, as part of an investor's overall asset allocation managed by Sanford C. Bernstein & Co. LLC.

FEES AND EXPENSES OF THE PORTFOLIO:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Tax-Aware Overlay C Portfolio (USD $)	CLASS 1 SHARES	CLASS 2 SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	none
Exchange Fee	none	none

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Tax-Aware Overlay C Portfolio	CLASS 1 SHARES	CLASS 2 SHARES
Management Fees	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	none	none
Shareholder Servicing	0.15%	none
Transfer Agent	0.01%	0.01%
Other Expenses	0.08%	0.08%
Total Other Expenses	0.24%	0.09%
Total Portfolio Operating Expenses	0.89%	0.74%

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the Examples would be:

Expense Example - Tax-Aware Overlay C Portfolio (USD $)	CLASS 1 SHARES	CLASS 2 SHARES
After 1 Year	91	76
After 3 Years	284	237
After 5 Years	493	411
After 10 Years	1,096	918

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. For the most recent fiscal year, the Portfolio's portfolio turnover rate was 13% of the average value of its portfolio.

PRINCIPAL STRATEGIES:
The Portfolio is intended to be used as part of a broader investment program administered directly by the Bernstein Global Wealth Management Unit of AllianceBernstein L.P. ("Bernstein"). The performance and objectives of the Portfolio should be evaluated only in the context of the investor's complete investment program. The Portfolio is NOT designed to be used as a stand-alone investment.

The Portfolio may invest in a diversified portfolio of securities and other financial instruments, including derivative instruments, that provide investment exposure to a variety of asset classes. These asset classes may include: fixed-income instruments and equity securities of issuers located within and outside the United States, real estate related securities, below-investment grade ("high yield") securities (commonly known as "junk bonds"), currencies and commodities. By adjusting investment exposure among the various asset classes in the Portfolio, AllianceBernstein L.P. ("Manager") will seek to moderate the volatility of diversified client portfolios managed by Bernstein whose fixed-income investments reflect a significant allocation to California municipal securities. The Portfolio's asset class exposures may be implemented and adjusted either through transactions in individual securities or through derivatives. The Portfolio seeks to minimize the impact of federal and state income taxes on shareholders' returns over time for California residents.

The Portfolio may obtain fixed-income exposure primarily by investing in municipal securities rated A or better by national rating agencies (or, if unrated, determined by the Manager to be of comparable quality), comparably rated municipal notes and derivatives. The municipal securities in which the Portfolio may invest are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, the District of Columbia or possessions and territories of the United States, or financing for specific projects or public facilities. The interest paid on these securities is generally exempt from federal and California state personal income tax, although in certain instances, it may be includable in income subject to alternative minimum tax. The Portfolio may invest in fixed-income securities of U.S. issuers that are not municipal securities if, in the Manager's opinion, these securities may enhance the after-tax return for Portfolio investors. The Portfolio's fixed-income securities may include high yield securities and preferred stock. To identify attractive bonds for the Portfolio, the Manager combines quantitative and fundamental research forecasts through a disciplined investment process to identify opportunities among country/yield curves, sectors, securities and currencies.

The Portfolio may obtain equity exposure principally through derivatives but may also invest in common stocks, preferred stocks, warrants and convertible securities of U.S. and foreign issuers, including sponsored or unsponsored American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). In selecting equity investments, the Manager may draw on the capabilities of separate investment teams that specialize in different areas that are defined by investment style. The Manager selects growth and value equity securities by drawing from its fundamental growth and value investment disciplines. The research analyses supporting buy and sell decisions for the Portfolio's direct investments in equity securities are fundamental and bottom-up, based largely on specific company and industry findings rather than on broad economic forecasts.

The Manager will alter asset class exposures as market and economic conditions change. The Manager will employ risk/return tools and fundamental research insights to determine how to adjust the Portfolio's exposures to various asset classes. These dynamic adjustments to the Portfolio's asset class exposures will be implemented principally through the use of derivatives. The Portfolio's use of derivatives to alter investment exposure of an investor's Bernstein account may create significant leveraged exposure to certain asset classes within the Portfolio. In certain circumstances, the Portfolio may invest part or all of its portfolio in U.S. Government obligations or investment-grade debt securities of U.S. issuers. The Portfolio also may invest without limit in high-quality municipal notes or variable rate demand obligations, or in taxable cash equivalents.

The Manager also may use exchange traded funds ("ETFs"), exchange traded notes, structured investments and commodity-linked notes in seeking to carry out the Portfolio's investment strategies. The Portfolio may enter into foreign currency transactions for hedging and non-hedging purposes on a spot (i.e., cash) basis or through the use of derivatives. An appropriate hedge of currency exposure resulting from the Portfolio's securities positions may not be available or cost effective, or the Manager may determine not to hedge the positions, possibly even under market conditions where doing so could benefit the Portfolio.

The Manager will employ tax management strategies in an attempt to reduce the impact of taxes on shareholders in the Portfolio. For example, the Manager will consider the tax impact that buy and sell investment decisions will have on the Portfolio's shareholders. The Manager may sell certain securities in order to realize capital losses. Capital losses may be used to offset realized capital gains. To minimize capital gains distributions, the Manager may sell securities in the Portfolio with the highest cost basis. The Manager may monitor the length of time the Portfolio has held an investment to evaluate whether the investment should be sold at a short-term gain or held for a longer period so that the gain on the investment will be taxed at the lower long-term rate. In making this decision, the Manager will consider whether, in its judgment, the risk of continued exposure to the investment is worth the tax savings of a lower capital gains rate.

PRINCIPAL RISKS:
. The share price of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.

. The Portfolio is intended to be used as part of a broader investment program administered directly by Bernstein. The performance and objectives of the Portfolio should be evaluated only in the context of the investor's complete investment program. Changes in value of the Portfolio may be particularly pronounced because the Portfolio is managed in such a fashion as to affect the investor's assets subject to that broader investment program. The Portfolio is NOT designed to be used as a stand-alone investment.

. MARKET RISK: The Portfolio is subject to market risk, which is the risk that stock and bond prices in general may decline over short or extended periods. The value of the Portfolio's securities will fluctuate as the stock or bond market fluctuates. Equity and debt markets around the world have experienced unprecedented volatility, including notably the recent European sovereign debt crisis, and these market conditions may continue or get worse. This financial environment has caused a significant decline in the value and liquidity of many investments, and could make identifying investment risks and opportunities especially difficult. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

. MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Manager will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but its decisions may not produce the desired results. The Portfolio does not seek to control risk relative to, or to outperform, a particular securities market benchmark. In some cases, derivative and other investment techniques may be unavailable or the Manager may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.

. ALLOCATION RISK: The allocation of investments among different global asset classes may have a significant effect on the Portfolio's net asset value, or NAV, when one of these asset classes is performing more poorly than others. As both the direct investments and derivative positions will be periodically rebalanced to reflect the Manager's view of market and economic conditions, there will be transaction costs which may be, over time, significant. In addition, there is a risk that certain asset allocation decisions may not achieve the desired results and, as a result, the Portfolio may incur significant losses.

. DERIVATIVES RISK: The Portfolio intends to use derivatives as direct investments to earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indices. Derivatives may be illiquid and difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolio. Assets required to be set aside or posted to cover or secure derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make a Portfolio more volatile and can compound other risks. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. The regulation may make derivatives more costly, may limit their availability, or may otherwise adversely affect their value or performance.

. LEVERAGE RISK: Leverage creates exposure to gains and losses in a greater amount than the dollar amount made in an investment by attempting to enhance return or value without increasing the investment amount. Leverage can magnify the effects of changes in the value of the Portfolio's investments and make it more volatile. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so.

. LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid investments at an advantageous price. Illiquid securities may also be difficult to value.

. MUNICIPAL MARKET RISK: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. The Portfolio's investments in California municipal securities may be vulnerable to events adversely affecting California's economy. California's economy, the largest of the 50 states, is relatively diverse, which makes it less vulnerable to events affecting a particular industry. Its economy, however, continues to be affected by serious fiscal conditions as a result of voter-passed initiatives that limit the ability of state and local governments to raise revenues, particularly with respect to real property taxes. In addition, state expenditures are difficult to reduce because of constitutional provisions that require a minimum level of spending, for certain government programs, such as education. California's economy may also be affected by natural disasters, such as earthquakes or fires. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, are subject to the risk that factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

. INTEREST RATE RISK: This is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds and notes. Increases in interest rates may cause the value of the Portfolio's investments to decline.

. CREDIT RISK: This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

. FOREIGN (NON-U.S.) SECURITIES RISK: Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. securities. These risks include risks related to adverse market, economic, political and regulatory 82 factors and social instability, all of which could disrupt the financial markets in which the Portfolio invests and adversely affect the value of the Portfolio's assets.

. EMERGING MARKETS SECURITIES RISK: The risks of investing in foreign (non-U.S.) securities are heightened with respect to issuers in emerging-market countries, because the markets are less developed and less liquid and there may be a greater amount of economic, political and social instability.

. FOREIGN CURRENCY RISK: This is the risk that changes in foreign (non-U.S.) currency exchange rates may negatively affect the value of the Portfolio's investments or reduce the returns of the Portfolio. For example, the value of the Portfolio's investments in foreign securities and foreign currency positions may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar).

. ACTIONS BY A FEW MAJOR INVESTORS: In certain countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, share prices of the Portfolio.

. COMMODITY RISK: The value of commodity-linked derivatives, exchange traded notes and exchange traded funds may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

. INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio's assets can decline as can the value of the Portfolio's distributions.

. INFLATION-PROTECTED SECURITIES RISK: The terms of inflation-protected securities provide for the coupon and/or maturity value to be adjusted based on changes in inflation. Decreases in the inflation rate or in investors' expectations about inflation could cause these securities to underperform non-inflation-adjusted securities on a total-return basis.

. LOWER-RATED SECURITIES RISK: Lower-rated securities, or junk bonds/high yield securities, are subject to greater risk of loss of principal and interest and greater market risk than higher-rated securities. The capacity of issuers of lower-rated securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates.

. REAL ESTATE RELATED SECURITIES RISK: Investing in real estate related securities includes, among others, the following risks: possible declines in the value of real estate; risks related to general and local economic conditions, including increases in the rate of inflation; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. Investing in Real Estate Investment Trusts ("REITs") involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation.

. ETF RISK: ETFs are investment companies. When the Portfolio invests in an ETF, the Portfolio bears its share of the ETFs expenses and runs the risk that the ETF may not achieve its investment objective.

BAR CHART AND PERFORMANCE INFORMATION:
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

. how the Portfolio's performance changed from year to year over the life of the Portfolio; and

. how the Portfolio's average annual returns for one year and over the life of the Portfolio compare to those of a broad-based securities market index.

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Portfolio.

BAR CHART
The annual returns in the bar chart are for the Portfolio's Class 1 shares.

Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 2.59%, 4TH QUARTER, 2011; AND WORST QUARTER WAS DOWN -2.87%, 3RD QUARTER, 2011.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Average Annual Total Returns - Tax-Aware Overlay C Portfolio		1 YEAR	SINCE INCEPTION		INCEPTION DATE
CLASS 1 SHARES	[1]	2.69%	6.01%	[2]	Feb 8, 2010
CLASS 1 SHARES Return After Taxes on Distributions	[1]	2.62%	5.49%	[2]	Feb 8, 2010
CLASS 1 SHARES Return After Taxes on Distributions and Sale of Portfolio Shares	[1]	2.05%	4.98%	[2]	Feb 8, 2010
CLASS 2 SHARES		2.93%	6.19%	[2]	Feb 8, 2010
Barclays Capital 5-Year General Obligation Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		6.91%	4.73%	[2]	Feb 8, 2010
Composite Benchmark (reflects no deduction for fees, expenses, or taxes)	[3]	4.75%	6.61%	[2]	Feb 8, 2010
[1]	After-tax returns: -Are shown for Class 1 shares only and will vary for Class 2 shares because these Classes have different expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date for Class 1 and Class 2 shares: 2/8/10.
[3]	Composite Index is comprised of 21% S&P 500 Stock Index, 7.5% MSCI EAFE Index, 1.5% MSCI Emerging Markets Index, 70% Barclays Capital 1-10 Year Municipal Bond Index.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BERNSTEIN SANFORD C FUND INC
Prospectus Date	rr_ProspectusDate	Jan 31, 2012
Tax-Aware Overlay C Portfolio | CLASS 1 SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.01%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.08%
Shareholder Servicing	rr_Component3OtherExpensesOverAssets	0.15%
Total Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Portfolio Operating Expenses	rr_ExpensesOverAssets	0.89%
After 1 Year	rr_ExpenseExampleYear01	91
After 3 Years	rr_ExpenseExampleYear03	284
After 5 Years	rr_ExpenseExampleYear05	493
After 10 Years	rr_ExpenseExampleYear10	1,096
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003
Annual Return 2004	rr_AnnualReturn2004
Annual Return 2005	rr_AnnualReturn2005
Annual Return 2006	rr_AnnualReturn2006
Annual Return 2007	rr_AnnualReturn2007
Annual Return 2008	rr_AnnualReturn2008
Annual Return 2009	rr_AnnualReturn2009
Annual Return 2010	rr_AnnualReturn2010
Annual Return 2011	rr_AnnualReturn2011	2.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.87%)
1 YEAR	rr_AverageAnnualReturnYear01	2.69%	[1]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.01%	[1],[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 8, 2010	[1]
Tax-Aware Overlay C Portfolio | CLASS 1 SHARES | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	2.62%	[1]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.49%	[1],[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 8, 2010	[1]
Tax-Aware Overlay C Portfolio | CLASS 1 SHARES | Return After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	2.05%	[1]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.98%	[1],[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 8, 2010	[1]
Tax-Aware Overlay C Portfolio | CLASS 2 SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.01%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.08%
Shareholder Servicing	rr_Component3OtherExpensesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Portfolio Operating Expenses	rr_ExpensesOverAssets	0.74%
After 1 Year	rr_ExpenseExampleYear01	76
After 3 Years	rr_ExpenseExampleYear03	237
After 5 Years	rr_ExpenseExampleYear05	411
After 10 Years	rr_ExpenseExampleYear10	918
1 YEAR	rr_AverageAnnualReturnYear01	2.93%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.19%	[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 8, 2010
Tax-Aware Overlay C Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TAX-AWARE OVERLAY C PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the Tax-Aware Overlay C Portfolio ("Portfolio") is to moderate the volatility of a fixed-income-oriented asset allocation over the long term, as part of an investor's overall asset allocation managed by Sanford C. Bernstein & Co. LLC.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. For the most recent fiscal year, the Portfolio's portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the Examples would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Portfolio is intended to be used as part of a broader investment program administered directly by the Bernstein Global Wealth Management Unit of AllianceBernstein L.P. ("Bernstein"). The performance and objectives of the Portfolio should be evaluated only in the context of the investor's complete investment program. The Portfolio is NOT designed to be used as a stand-alone investment.

The Portfolio may invest in a diversified portfolio of securities and other financial instruments, including derivative instruments, that provide investment exposure to a variety of asset classes. These asset classes may include: fixed-income instruments and equity securities of issuers located within and outside the United States, real estate related securities, below-investment grade ("high yield") securities (commonly known as "junk bonds"), currencies and commodities. By adjusting investment exposure among the various asset classes in the Portfolio, AllianceBernstein L.P. ("Manager") will seek to moderate the volatility of diversified client portfolios managed by Bernstein whose fixed-income investments reflect a significant allocation to California municipal securities. The Portfolio's asset class exposures may be implemented and adjusted either through transactions in individual securities or through derivatives. The Portfolio seeks to minimize the impact of federal and state income taxes on shareholders' returns over time for California residents.

The Portfolio may obtain fixed-income exposure primarily by investing in municipal securities rated A or better by national rating agencies (or, if unrated, determined by the Manager to be of comparable quality), comparably rated municipal notes and derivatives. The municipal securities in which the Portfolio may invest are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, the District of Columbia or possessions and territories of the United States, or financing for specific projects or public facilities. The interest paid on these securities is generally exempt from federal and California state personal income tax, although in certain instances, it may be includable in income subject to alternative minimum tax. The Portfolio may invest in fixed-income securities of U.S. issuers that are not municipal securities if, in the Manager's opinion, these securities may enhance the after-tax return for Portfolio investors. The Portfolio's fixed-income securities may include high yield securities and preferred stock. To identify attractive bonds for the Portfolio, the Manager combines quantitative and fundamental research forecasts through a disciplined investment process to identify opportunities among country/yield curves, sectors, securities and currencies.

The Portfolio may obtain equity exposure principally through derivatives but may also invest in common stocks, preferred stocks, warrants and convertible securities of U.S. and foreign issuers, including sponsored or unsponsored American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). In selecting equity investments, the Manager may draw on the capabilities of separate investment teams that specialize in different areas that are defined by investment style. The Manager selects growth and value equity securities by drawing from its fundamental growth and value investment disciplines. The research analyses supporting buy and sell decisions for the Portfolio's direct investments in equity securities are fundamental and bottom-up, based largely on specific company and industry findings rather than on broad economic forecasts.

The Manager will alter asset class exposures as market and economic conditions change. The Manager will employ risk/return tools and fundamental research insights to determine how to adjust the Portfolio's exposures to various asset classes. These dynamic adjustments to the Portfolio's asset class exposures will be implemented principally through the use of derivatives. The Portfolio's use of derivatives to alter investment exposure of an investor's Bernstein account may create significant leveraged exposure to certain asset classes within the Portfolio. In certain circumstances, the Portfolio may invest part or all of its portfolio in U.S. Government obligations or investment-grade debt securities of U.S. issuers. The Portfolio also may invest without limit in high-quality municipal notes or variable rate demand obligations, or in taxable cash equivalents.

The Manager also may use exchange traded funds ("ETFs"), exchange traded notes, structured investments and commodity-linked notes in seeking to carry out the Portfolio's investment strategies. The Portfolio may enter into foreign currency transactions for hedging and non-hedging purposes on a spot (i.e., cash) basis or through the use of derivatives. An appropriate hedge of currency exposure resulting from the Portfolio's securities positions may not be available or cost effective, or the Manager may determine not to hedge the positions, possibly even under market conditions where doing so could benefit the Portfolio.

The Manager will employ tax management strategies in an attempt to reduce the impact of taxes on shareholders in the Portfolio. For example, the Manager will consider the tax impact that buy and sell investment decisions will have on the Portfolio's shareholders. The Manager may sell certain securities in order to realize capital losses. Capital losses may be used to offset realized capital gains. To minimize capital gains distributions, the Manager may sell securities in the Portfolio with the highest cost basis. The Manager may monitor the length of time the Portfolio has held an investment to evaluate whether the investment should be sold at a short-term gain or held for a longer period so that the gain on the investment will be taxed at the lower long-term rate. In making this decision, the Manager will consider whether, in its judgment, the risk of continued exposure to the investment is worth the tax savings of a lower capital gains rate.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
. The share price of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.

. The Portfolio is intended to be used as part of a broader investment program administered directly by Bernstein. The performance and objectives of the Portfolio should be evaluated only in the context of the investor's complete investment program. Changes in value of the Portfolio may be particularly pronounced because the Portfolio is managed in such a fashion as to affect the investor's assets subject to that broader investment program. The Portfolio is NOT designed to be used as a stand-alone investment.

. MARKET RISK: The Portfolio is subject to market risk, which is the risk that stock and bond prices in general may decline over short or extended periods. The value of the Portfolio's securities will fluctuate as the stock or bond market fluctuates. Equity and debt markets around the world have experienced unprecedented volatility, including notably the recent European sovereign debt crisis, and these market conditions may continue or get worse. This financial environment has caused a significant decline in the value and liquidity of many investments, and could make identifying investment risks and opportunities especially difficult. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

. MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Manager will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but its decisions may not produce the desired results. The Portfolio does not seek to control risk relative to, or to outperform, a particular securities market benchmark. In some cases, derivative and other investment techniques may be unavailable or the Manager may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.

. ALLOCATION RISK: The allocation of investments among different global asset classes may have a significant effect on the Portfolio's net asset value, or NAV, when one of these asset classes is performing more poorly than others. As both the direct investments and derivative positions will be periodically rebalanced to reflect the Manager's view of market and economic conditions, there will be transaction costs which may be, over time, significant. In addition, there is a risk that certain asset allocation decisions may not achieve the desired results and, as a result, the Portfolio may incur significant losses.

. DERIVATIVES RISK: The Portfolio intends to use derivatives as direct investments to earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indices. Derivatives may be illiquid and difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolio. Assets required to be set aside or posted to cover or secure derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make a Portfolio more volatile and can compound other risks. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. The regulation may make derivatives more costly, may limit their availability, or may otherwise adversely affect their value or performance.

. LEVERAGE RISK: Leverage creates exposure to gains and losses in a greater amount than the dollar amount made in an investment by attempting to enhance return or value without increasing the investment amount. Leverage can magnify the effects of changes in the value of the Portfolio's investments and make it more volatile. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so.

. LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid investments at an advantageous price. Illiquid securities may also be difficult to value.

. MUNICIPAL MARKET RISK: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. The Portfolio's investments in California municipal securities may be vulnerable to events adversely affecting California's economy. California's economy, the largest of the 50 states, is relatively diverse, which makes it less vulnerable to events affecting a particular industry. Its economy, however, continues to be affected by serious fiscal conditions as a result of voter-passed initiatives that limit the ability of state and local governments to raise revenues, particularly with respect to real property taxes. In addition, state expenditures are difficult to reduce because of constitutional provisions that require a minimum level of spending, for certain government programs, such as education. California's economy may also be affected by natural disasters, such as earthquakes or fires. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, are subject to the risk that factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

. INTEREST RATE RISK: This is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds and notes. Increases in interest rates may cause the value of the Portfolio's investments to decline.

. CREDIT RISK: This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

. FOREIGN (NON-U.S.) SECURITIES RISK: Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. securities. These risks include risks related to adverse market, economic, political and regulatory 82 factors and social instability, all of which could disrupt the financial markets in which the Portfolio invests and adversely affect the value of the Portfolio's assets.

. EMERGING MARKETS SECURITIES RISK: The risks of investing in foreign (non-U.S.) securities are heightened with respect to issuers in emerging-market countries, because the markets are less developed and less liquid and there may be a greater amount of economic, political and social instability.

. FOREIGN CURRENCY RISK: This is the risk that changes in foreign (non-U.S.) currency exchange rates may negatively affect the value of the Portfolio's investments or reduce the returns of the Portfolio. For example, the value of the Portfolio's investments in foreign securities and foreign currency positions may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar).

. ACTIONS BY A FEW MAJOR INVESTORS: In certain countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, share prices of the Portfolio.

. COMMODITY RISK: The value of commodity-linked derivatives, exchange traded notes and exchange traded funds may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

. INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio's assets can decline as can the value of the Portfolio's distributions.

. INFLATION-PROTECTED SECURITIES RISK: The terms of inflation-protected securities provide for the coupon and/or maturity value to be adjusted based on changes in inflation. Decreases in the inflation rate or in investors' expectations about inflation could cause these securities to underperform non-inflation-adjusted securities on a total-return basis.

. LOWER-RATED SECURITIES RISK: Lower-rated securities, or junk bonds/high yield securities, are subject to greater risk of loss of principal and interest and greater market risk than higher-rated securities. The capacity of issuers of lower-rated securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates.

. REAL ESTATE RELATED SECURITIES RISK: Investing in real estate related securities includes, among others, the following risks: possible declines in the value of real estate; risks related to general and local economic conditions, including increases in the rate of inflation; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. Investing in Real Estate Investment Trusts ("REITs") involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation.

. ETF RISK: ETFs are investment companies. When the Portfolio invests in an ETF, the Portfolio bears its share of the ETFs expenses and runs the risk that the ETF may not achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	The share price of the Portfolio will fluctuate and you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

. how the Portfolio's performance changed from year to year over the life of the Portfolio; and

. how the Portfolio's average annual returns for one year and over the life of the Portfolio compare to those of a broad-based securities market index.

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Portfolio.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
. how the Portfolio's performance changed from year to year over the life of the Portfolio; and

. how the Portfolio's average annual returns for one year and over the life of the Portfolio compare to those of a broad-based securities market index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Portfolio's Class 1 shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 2.59%, 4TH QUARTER, 2011; AND WORST QUARTER WAS DOWN -2.87%, 3RD QUARTER, 2011.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Are shown for Class 1 shares only and will vary for Class 2 shares because these Classes have different expense ratios;
Tax-Aware Overlay C Portfolio | Barclays Capital 5-Year General Obligation Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	6.91%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.73%	[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 8, 2010
Tax-Aware Overlay C Portfolio | Composite Benchmark (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	4.75%	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.61%	[2],[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 8, 2010	[3]

[1]	After-tax returns: -Are shown for Class 1 shares only and will vary for Class 2 shares because these Classes have different expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date for Class 1 and Class 2 shares: 2/8/10.
[3]	Composite Index is comprised of 21% S&P 500 Stock Index, 7.5% MSCI EAFE Index, 1.5% MSCI Emerging Markets Index, 70% Barclays Capital 1-10 Year Municipal Bond Index.

Tax-Aware Overlay N Portfolio
TAX-AWARE OVERLAY N PORTFOLIO
INVESTMENT OBJECTIVE:
The investment object of the Tax-Aware Overlay N Portfolio ("Portfolio") is to moderate the volatility of a fixed-income-oriented asset allocation over the long term, as part of an investor's overall asset allocation managed by Sanford C. Bernstein & Co. LLC.

FEES AND EXPENSES OF THE PORTFOLIO:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Tax-Aware Overlay N Portfolio (USD $)	CLASS 1 SHARES	CLASS 2 SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	none
Exchange Fee	none	none

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Tax-Aware Overlay N Portfolio		CLASS 1 SHARES	CLASS 2 SHARES
Management Fees		0.65%	0.65%
Distribution and/or Service (12b-1) Fees		none	none
Shareholder Servicing		0.15%	none
Transfer Agent		0.01%	0.01%
Other Expenses		0.10%	0.10%
Total Other Expenses		0.26%	0.11%
Total Portfolio Operating Expenses		0.91%	0.76%
Fee Waiver and/or Expense Reimbursement	[1]	(0.01%)	(0.01%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.90%	0.75%
[1]	The Manager (defined below) has agreed to waive its management fees and/or to bear expenses of the Portfolio through January 31, 2013 to the extent necessary to prevent total Portfolio operating expenses, on an annualized basis, from exceeding the net expenses reflected in the table. Fees waived and expenses borne by the Manager are subject to reimbursement until January 31, 2013. No reimbursement payment will be made that would cause the Portfolio's total annualized operating expenses to exceed the Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement values set forth in the table or to the extent that the aggregate of such payment would exceed the amount of offering expenses (as defined by the Financial Accounting Standards Board) recorded by the Portfolio on or before February 8, 2011. This fee waiver and/or expense reimbursement agreement may not be terminated before January 31, 2013, after which it may be terminated by either party.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the Examples would be:

Expense Example - Tax-Aware Overlay N Portfolio (USD $)		CLASS 1 SHARES	CLASS 2 SHARES
After 1 Year	[1]	92	77
After 3 Years	[1]	289	242
After 5 Years	[1]	503	421
After 10 Years	[1]	1,119	941
[1]	These examples assume that the Manager's agreement to waive advisory fees and/or reimburse the Portfolio's expenses is not extended beyond January 31, 2012.

PORTFOLIO TURNOVER

The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. For the most recent fiscal year, the Portfolio's portfolio turnover rate was 14% of the average value of its portfolio.

PRINCIPAL STRATEGIES:
The Portfolio is intended to be used as part of a broader investment program administered directly by the Bernstein Global Wealth Management Unit of AllianceBernstein L.P. ("Bernstein"). The performance and objectives of the Portfolio should be evaluated only in the context of the investor's complete investment program. The Portfolio is NOT designed to be used as a stand-alone investment. The Portfolio may invest in a diversified portfolio of securities and other financial instruments, including derivative instruments, that provide investment exposure to a variety of asset classes. These asset classes may include: fixed-income instruments and equity securities of issuers located within and outside the United States, real estate related securities, below-investment grade ("high yield") securities (commonly known as "junk bonds"), currencies and commodities. By adjusting investment exposure among the various asset classes in the Portfolio, AllianceBernstein L.P. ("Manager") will seek to moderate the volatility of diversified client portfolios managed by Bernstein whose fixed-income investment reflect a significant allocation to New York municipal securities. The Portfolio's asset class exposures may be implemented and adjusted either through transactions in individual securities or through derivatives. The Portfolio seeks to minimize the impact of federal, state and local income taxes on shareholders' returns over time for New York residents.

The Portfolio may obtain fixed-income exposure primarily by investing in municipal securities rated A or better by national rating agencies (or, if unrated, determined by the Manager to be of comparable quality), comparably rated municipal notes and derivatives. The municipal securities in which the Portfolio may invest are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, the District of Columbia or possessions and territories of the United States, or financing for specific projects or public facilities. The interest paid on these securities is generally exempt from federal and New York state and local personal income tax, although in certain instances, it may be includable in income subject to alternative minimum tax. The Portfolio may invest in fixed-income securities of U.S. issuers that are not municipal securities if, in the Manager's opinion, these securities may enhance the after-tax return for Portfolio investors. The Portfolio's fixed-income securities may include high yield securities and preferred stock. To identify attractive bonds for the Portfolio, the Manager combines quantitative and fundamental research forecasts through a disciplined investment process to identify opportunities among country/yield curves, sectors, securities and currencies.

The Portfolio may obtain equity exposure principally through derivatives but may also invest in common stocks, preferred stocks, warrants and convertible securities of U.S. and foreign issuers, including sponsored or unsponsored American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). In selecting equity investments, the Manager may draw on the capabilities of separate investment teams that specialize in different areas that are defined by investment style. The Manager selects growth and value equity securities by drawing from its fundamental growth and value investment disciplines. The research analyses supporting buy and sell decisions for the Portfolio's direct investments in equity securities are fundamental and bottom-up, based largely on specific company and industry findings rather than on broad economic forecasts.

The Manager will alter asset class exposures as market and economic conditions change. The Manager will employ risk/return tools and fundamental research insights to determine how to adjust the Portfolio's exposures to various asset classes. These dynamic adjustments to the Portfolio's asset class exposures will be implemented principally through the use of derivatives. The Portfolio's use of derivatives to alter investment exposure of an investor's Bernstein account may create significant leveraged exposure to certain asset classes within the Portfolio. In certain circumstances, the Portfolio may invest part or all of its portfolio in U.S. Government obligations or investment-grade debt securities of U.S. issuers. The Portfolio also may invest without limit in high-quality municipal notes or variable rate demand obligations, or in taxable cash equivalents.

The Manager also may use exchange traded funds ("ETFs"), exchange traded notes, structured investments and commodity-linked notes in seeking to carry out the Portfolio's investment strategies. The Portfolio may enter into foreign currency transactions for hedging and non-hedging purposes on a spot (i.e., cash) basis or through the use of derivatives. An appropriate hedge of currency exposure resulting from the Portfolio's securities positions may not be available or cost effective, or the Manager may determine not to hedge the positions, possibly even under market conditions where doing so could benefit the Portfolio.

The Manager will employ tax management strategies in an attempt to reduce the impact of taxes on shareholders in the Portfolio. For example, the Manager will consider the tax impact that buy and sell investment decisions will have on the Portfolio's shareholders. The Manager may sell certain securities in order to realize capital losses. Capital losses may be used to offset realized capital gains. To minimize capital gains distributions, the Manager may sell securities in the Portfolio with the highest cost basis. The Manager may monitor the length of time the Portfolio has held an investment to evaluate whether the investment should be sold at a short-term gain or held for a longer period so that the gain on the investment will be taxed at the lower long-term rate. In making this decision, the Manager will consider whether, in its judgment, the risk of continued exposure to the investment is worth the tax savings of a lower capital gains rate.

PRINCIPAL RISKS:
. The share price of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.

. The Portfolio is intended to be used as part of a broader investment program administered directly by Bernstein. The performance and objectives of the Portfolio should be evaluated only in the context of the investor's complete investment program. Changes in value of the Portfolio may be particularly pronounced because the Portfolio is managed in such a fashion as to affect the investor's assets subject to that broader investment program. The Portfolio is NOT designed to be used as a stand-alone investment.

. MARKET RISK: The Portfolio is subject to market risk, which is the risk that stock and bond prices in general may decline over short or extended periods. The value of the Portfolio's securities will fluctuate as the stock or bond market fluctuates. Equity and debt markets around the world have experienced unprecedented volatility, including notably the recent European sovereign debt crisis, and these market conditions may continue or get worse. This financial environment has caused a significant decline in the value and liquidity of many investments, and could make identifying investment risks and opportunities especially difficult. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

. MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Manager will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but its decisions may not produce the desired results. The Portfolio does not seek to control risk relative to, or to outperform, a particular securities market benchmark. In some cases, derivative and other investment techniques may be unavailable or the Manager may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.

. ALLOCATION RISK: The allocation of investments among different global asset classes may have a significant effect on the Portfolio's net asset value, or NAV, when one of these asset classes is performing more poorly than others. As both the direct investments and derivative positions will be periodically rebalanced to reflect the Manager's view of market and economic conditions, there will be transaction costs which may be, over time, significant. In addition, there is a risk that certain asset allocation decisions may not achieve the desired results and, as a result, the Portfolio may incur significant losses.

. DERIVATIVES RISK: The Portfolio intends to use derivatives as direct investments to earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indices. Derivatives may be illiquid and difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolio. Assets required to be set aside or posted to cover or secure derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make a Portfolio more volatile and can compound other risks. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. The regulation may make derivatives more costly, may limit their availability, or may otherwise adversely affect their value or performance.

. LEVERAGE RISK: Leverage creates exposure to gains and losses in a greater amount than the dollar amount made in an investment by attempting to enhance return or value without increasing the investment amount. Leverage can magnify the effects of changes in the value of the Portfolio's investments and make it more volatile. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so.

. LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid investments at an advantageous price. Illiquid securities may also be difficult to value.

. MUNICIPAL MARKET RISK: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. The Portfolio's investments in New York municipal securities may be vulnerable to events adversely affecting New York's economy. New York's economy, while diverse, has a relatively large share of the nation's financial activities. With the financial services sector contributing over one-fifth of the state's wages, the state's economy is especially vulnerable to adverse events affecting the financial markets such as occurred in 2008-2009. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, are subject to the risk that factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

. INTEREST RATE RISK: This is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds and notes. Increases in interest rates may cause the value of the Portfolio's investments to decline.

. CREDIT RISK: This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

. FOREIGN (NON-U.S.) SECURITIES RISK: Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. securities. These risks include risks related to adverse market, economic, political and regulatory factors and social instability, all of which could disrupt the financial markets in which the Portfolio invests and adversely affect the value of the Portfolio's assets.

. EMERGING MARKETS SECURITIES RISK: The risks of investing in foreign (non-U.S.) securities are heightened with respect to issuers in emerging-market countries, because the markets are less developed and less liquid and there may be a greater amount of economic, political and social instability.

. FOREIGN CURRENCY RISK: This is the risk that changes in foreign (non-U.S.) currency exchange rates may negatively affect the value of the Portfolio's investments or reduce the returns of the Portfolio. For example, the value of the Portfolio's investments in foreign securities and foreign currency positions may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar).

. ACTIONS BY A FEW MAJOR INVESTORS: In certain countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, share prices of the Portfolio.

. COMMODITY RISK: The value of commodity-linked derivatives, exchange traded notes and exchange traded funds may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

. INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio's assets can decline as can the value of the Portfolio's distributions.

. INFLATION-PROTECTED SECURITIES RISK: The terms of inflation-protected securities provide for the coupon and/or maturity value to be adjusted based on changes in inflation. Decreases in the inflation rate or in investors' expectations about inflation could cause these securities to underperform non-inflation-adjusted securities on a total-return basis.

. LOWER-RATED SECURITIES RISK: Lower-rated securities, or junk bonds/high yield securities, are subject to greater risk of loss of principal and interest and greater market risk than higher-rated securities. The capacity of issuers of lower-rated securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates.

. REAL ESTATE RELATED SECURITIES RISK: Investing in real estate related securities includes, among others, the following risks: possible declines in the value of real estate; risks related to general and local economic conditions, including increases in the rate of inflation; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. Investing in Real Estate Investment Trusts ("REITs") involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation.

. ETF RISK: ETFs are investment companies. When the Portfolio invests in an ETF, the Portfolio bears its share of the ETFs expenses and runs the risk that the ETF may not achieve its investment objective.

BAR CHART AND PERFORMANCE INFORMATION:
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

. how the Portfolio's performance changed from year to year over the life of the Portfolio; and

. how the Portfolio's average annual returns for one year and over the life of the Portfolio compare to those of a broad-based securities market index.

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Portfolio.

BAR CHART
The annual returns in the bar chart are for the Portfolio's Class 1 shares.

Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 2.47%, 4TH QUARTER, 2011; AND WORST QUARTER WAS DOWN -2.97%, 3RD QUARTER, 2011.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Average Annual Total Returns - Tax-Aware Overlay N Portfolio		1 YEAR	SINCE INCEPTION		INCEPTION DATE
CLASS 1 SHARES	[1]	2.47%	5.83%	[2]	Feb 8, 2010
CLASS 1 SHARES Return After Taxes on Distributions	[1]	2.39%	5.29%	[2]	Feb 8, 2010
CLASS 1 SHARES Return After Taxes on Distributions and Sale of Portfolio Shares	[1]	1.92%	4.82%	[2]	Feb 8, 2010
CLASS 2 SHARES		2.61%	6.00%	[2]	Feb 8, 2010
Barclays Capital 5-Year General Obligation Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		6.91%	4.73%	[2]	Feb 8, 2010
Composite Benchmark (reflects no deduction for fees, expenses, or taxes)	[3]	4.75%	6.61%	[2]	Feb 8, 2010
[1]	After-tax returns: -Are shown for Class 1 shares only and will vary for Class 2 shares because these Classes have different expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date for Class 1 and Class 2 shares: 2/8/10.
[3]	Composite Index is comprised of 21% S&P 500 Stock Index, 7.5% MSCI EAFE Index, 1.5% MSCI Emerging Markets Index, 70% Barclays Capital 1-10 Year Municipal Bond Index.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BERNSTEIN SANFORD C FUND INC
Prospectus Date	rr_ProspectusDate	Jan 31, 2012
Tax-Aware Overlay N Portfolio | CLASS 1 SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.01%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Shareholder Servicing	rr_Component3OtherExpensesOverAssets	0.15%
Total Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Portfolio Operating Expenses	rr_ExpensesOverAssets	0.91%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%
After 1 Year	rr_ExpenseExampleYear01	92	[2]
After 3 Years	rr_ExpenseExampleYear03	289	[2]
After 5 Years	rr_ExpenseExampleYear05	503	[2]
After 10 Years	rr_ExpenseExampleYear10	1,119	[2]
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003
Annual Return 2004	rr_AnnualReturn2004
Annual Return 2005	rr_AnnualReturn2005
Annual Return 2006	rr_AnnualReturn2006
Annual Return 2007	rr_AnnualReturn2007
Annual Return 2008	rr_AnnualReturn2008
Annual Return 2009	rr_AnnualReturn2009
Annual Return 2010	rr_AnnualReturn2010
Annual Return 2011	rr_AnnualReturn2011	2.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.97%)
1 YEAR	rr_AverageAnnualReturnYear01	2.47%	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.83%	[3],[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 8, 2010	[3]
Tax-Aware Overlay N Portfolio | CLASS 1 SHARES | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	2.39%	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.29%	[3],[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 8, 2010	[3]
Tax-Aware Overlay N Portfolio | CLASS 1 SHARES | Return After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	1.92%	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.82%	[3],[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 8, 2010	[3]
Tax-Aware Overlay N Portfolio | CLASS 2 SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.01%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Shareholder Servicing	rr_Component3OtherExpensesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Portfolio Operating Expenses	rr_ExpensesOverAssets	0.76%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.75%
After 1 Year	rr_ExpenseExampleYear01	77	[2]
After 3 Years	rr_ExpenseExampleYear03	242	[2]
After 5 Years	rr_ExpenseExampleYear05	421	[2]
After 10 Years	rr_ExpenseExampleYear10	941	[2]
1 YEAR	rr_AverageAnnualReturnYear01	2.61%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.00%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 8, 2010
Tax-Aware Overlay N Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TAX-AWARE OVERLAY N PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment object of the Tax-Aware Overlay N Portfolio ("Portfolio") is to moderate the volatility of a fixed-income-oriented asset allocation over the long term, as part of an investor's overall asset allocation managed by Sanford C. Bernstein & Co. LLC.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. For the most recent fiscal year, the Portfolio's portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the Examples would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Portfolio is intended to be used as part of a broader investment program administered directly by the Bernstein Global Wealth Management Unit of AllianceBernstein L.P. ("Bernstein"). The performance and objectives of the Portfolio should be evaluated only in the context of the investor's complete investment program. The Portfolio is NOT designed to be used as a stand-alone investment. The Portfolio may invest in a diversified portfolio of securities and other financial instruments, including derivative instruments, that provide investment exposure to a variety of asset classes. These asset classes may include: fixed-income instruments and equity securities of issuers located within and outside the United States, real estate related securities, below-investment grade ("high yield") securities (commonly known as "junk bonds"), currencies and commodities. By adjusting investment exposure among the various asset classes in the Portfolio, AllianceBernstein L.P. ("Manager") will seek to moderate the volatility of diversified client portfolios managed by Bernstein whose fixed-income investment reflect a significant allocation to New York municipal securities. The Portfolio's asset class exposures may be implemented and adjusted either through transactions in individual securities or through derivatives. The Portfolio seeks to minimize the impact of federal, state and local income taxes on shareholders' returns over time for New York residents.

The Portfolio may obtain fixed-income exposure primarily by investing in municipal securities rated A or better by national rating agencies (or, if unrated, determined by the Manager to be of comparable quality), comparably rated municipal notes and derivatives. The municipal securities in which the Portfolio may invest are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, the District of Columbia or possessions and territories of the United States, or financing for specific projects or public facilities. The interest paid on these securities is generally exempt from federal and New York state and local personal income tax, although in certain instances, it may be includable in income subject to alternative minimum tax. The Portfolio may invest in fixed-income securities of U.S. issuers that are not municipal securities if, in the Manager's opinion, these securities may enhance the after-tax return for Portfolio investors. The Portfolio's fixed-income securities may include high yield securities and preferred stock. To identify attractive bonds for the Portfolio, the Manager combines quantitative and fundamental research forecasts through a disciplined investment process to identify opportunities among country/yield curves, sectors, securities and currencies.

The Portfolio may obtain equity exposure principally through derivatives but may also invest in common stocks, preferred stocks, warrants and convertible securities of U.S. and foreign issuers, including sponsored or unsponsored American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). In selecting equity investments, the Manager may draw on the capabilities of separate investment teams that specialize in different areas that are defined by investment style. The Manager selects growth and value equity securities by drawing from its fundamental growth and value investment disciplines. The research analyses supporting buy and sell decisions for the Portfolio's direct investments in equity securities are fundamental and bottom-up, based largely on specific company and industry findings rather than on broad economic forecasts.

The Manager will alter asset class exposures as market and economic conditions change. The Manager will employ risk/return tools and fundamental research insights to determine how to adjust the Portfolio's exposures to various asset classes. These dynamic adjustments to the Portfolio's asset class exposures will be implemented principally through the use of derivatives. The Portfolio's use of derivatives to alter investment exposure of an investor's Bernstein account may create significant leveraged exposure to certain asset classes within the Portfolio. In certain circumstances, the Portfolio may invest part or all of its portfolio in U.S. Government obligations or investment-grade debt securities of U.S. issuers. The Portfolio also may invest without limit in high-quality municipal notes or variable rate demand obligations, or in taxable cash equivalents.

The Manager also may use exchange traded funds ("ETFs"), exchange traded notes, structured investments and commodity-linked notes in seeking to carry out the Portfolio's investment strategies. The Portfolio may enter into foreign currency transactions for hedging and non-hedging purposes on a spot (i.e., cash) basis or through the use of derivatives. An appropriate hedge of currency exposure resulting from the Portfolio's securities positions may not be available or cost effective, or the Manager may determine not to hedge the positions, possibly even under market conditions where doing so could benefit the Portfolio.

The Manager will employ tax management strategies in an attempt to reduce the impact of taxes on shareholders in the Portfolio. For example, the Manager will consider the tax impact that buy and sell investment decisions will have on the Portfolio's shareholders. The Manager may sell certain securities in order to realize capital losses. Capital losses may be used to offset realized capital gains. To minimize capital gains distributions, the Manager may sell securities in the Portfolio with the highest cost basis. The Manager may monitor the length of time the Portfolio has held an investment to evaluate whether the investment should be sold at a short-term gain or held for a longer period so that the gain on the investment will be taxed at the lower long-term rate. In making this decision, the Manager will consider whether, in its judgment, the risk of continued exposure to the investment is worth the tax savings of a lower capital gains rate.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
. The share price of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.

. The Portfolio is intended to be used as part of a broader investment program administered directly by Bernstein. The performance and objectives of the Portfolio should be evaluated only in the context of the investor's complete investment program. Changes in value of the Portfolio may be particularly pronounced because the Portfolio is managed in such a fashion as to affect the investor's assets subject to that broader investment program. The Portfolio is NOT designed to be used as a stand-alone investment.

. MARKET RISK: The Portfolio is subject to market risk, which is the risk that stock and bond prices in general may decline over short or extended periods. The value of the Portfolio's securities will fluctuate as the stock or bond market fluctuates. Equity and debt markets around the world have experienced unprecedented volatility, including notably the recent European sovereign debt crisis, and these market conditions may continue or get worse. This financial environment has caused a significant decline in the value and liquidity of many investments, and could make identifying investment risks and opportunities especially difficult. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

. MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Manager will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but its decisions may not produce the desired results. The Portfolio does not seek to control risk relative to, or to outperform, a particular securities market benchmark. In some cases, derivative and other investment techniques may be unavailable or the Manager may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.

. ALLOCATION RISK: The allocation of investments among different global asset classes may have a significant effect on the Portfolio's net asset value, or NAV, when one of these asset classes is performing more poorly than others. As both the direct investments and derivative positions will be periodically rebalanced to reflect the Manager's view of market and economic conditions, there will be transaction costs which may be, over time, significant. In addition, there is a risk that certain asset allocation decisions may not achieve the desired results and, as a result, the Portfolio may incur significant losses.

. DERIVATIVES RISK: The Portfolio intends to use derivatives as direct investments to earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indices. Derivatives may be illiquid and difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolio. Assets required to be set aside or posted to cover or secure derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make a Portfolio more volatile and can compound other risks. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. The regulation may make derivatives more costly, may limit their availability, or may otherwise adversely affect their value or performance.

. LEVERAGE RISK: Leverage creates exposure to gains and losses in a greater amount than the dollar amount made in an investment by attempting to enhance return or value without increasing the investment amount. Leverage can magnify the effects of changes in the value of the Portfolio's investments and make it more volatile. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so.

. LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid investments at an advantageous price. Illiquid securities may also be difficult to value.

. MUNICIPAL MARKET RISK: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. The Portfolio's investments in New York municipal securities may be vulnerable to events adversely affecting New York's economy. New York's economy, while diverse, has a relatively large share of the nation's financial activities. With the financial services sector contributing over one-fifth of the state's wages, the state's economy is especially vulnerable to adverse events affecting the financial markets such as occurred in 2008-2009. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, are subject to the risk that factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

. INTEREST RATE RISK: This is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds and notes. Increases in interest rates may cause the value of the Portfolio's investments to decline.

. CREDIT RISK: This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

. FOREIGN (NON-U.S.) SECURITIES RISK: Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. securities. These risks include risks related to adverse market, economic, political and regulatory factors and social instability, all of which could disrupt the financial markets in which the Portfolio invests and adversely affect the value of the Portfolio's assets.

. EMERGING MARKETS SECURITIES RISK: The risks of investing in foreign (non-U.S.) securities are heightened with respect to issuers in emerging-market countries, because the markets are less developed and less liquid and there may be a greater amount of economic, political and social instability.

. FOREIGN CURRENCY RISK: This is the risk that changes in foreign (non-U.S.) currency exchange rates may negatively affect the value of the Portfolio's investments or reduce the returns of the Portfolio. For example, the value of the Portfolio's investments in foreign securities and foreign currency positions may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar).

. ACTIONS BY A FEW MAJOR INVESTORS: In certain countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, share prices of the Portfolio.

. COMMODITY RISK: The value of commodity-linked derivatives, exchange traded notes and exchange traded funds may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

. INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio's assets can decline as can the value of the Portfolio's distributions.

. INFLATION-PROTECTED SECURITIES RISK: The terms of inflation-protected securities provide for the coupon and/or maturity value to be adjusted based on changes in inflation. Decreases in the inflation rate or in investors' expectations about inflation could cause these securities to underperform non-inflation-adjusted securities on a total-return basis.

. LOWER-RATED SECURITIES RISK: Lower-rated securities, or junk bonds/high yield securities, are subject to greater risk of loss of principal and interest and greater market risk than higher-rated securities. The capacity of issuers of lower-rated securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates.

. REAL ESTATE RELATED SECURITIES RISK: Investing in real estate related securities includes, among others, the following risks: possible declines in the value of real estate; risks related to general and local economic conditions, including increases in the rate of inflation; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. Investing in Real Estate Investment Trusts ("REITs") involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation.

. ETF RISK: ETFs are investment companies. When the Portfolio invests in an ETF, the Portfolio bears its share of the ETFs expenses and runs the risk that the ETF may not achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	The share price of the Portfolio will fluctuate and you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

. how the Portfolio's performance changed from year to year over the life of the Portfolio; and

. how the Portfolio's average annual returns for one year and over the life of the Portfolio compare to those of a broad-based securities market index.

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Portfolio.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
. how the Portfolio's performance changed from year to year over the life of the Portfolio; and

. how the Portfolio's average annual returns for one year and over the life of the Portfolio compare to those of a broad-based securities market index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Portfolio's Class 1 shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 2.47%, 4TH QUARTER, 2011; AND WORST QUARTER WAS DOWN -2.97%, 3RD QUARTER, 2011.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Are shown for Class 1 shares only and will vary for Class 2 shares because these Classes have different expense ratios;
Tax-Aware Overlay N Portfolio | Barclays Capital 5-Year General Obligation Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	6.91%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.73%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 8, 2010
Tax-Aware Overlay N Portfolio | Composite Benchmark (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	4.75%	[5]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.61%	[4],[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 8, 2010	[5]

[1]	The Manager (defined below) has agreed to waive its management fees and/or to bear expenses of the Portfolio through January 31, 2013 to the extent necessary to prevent total Portfolio operating expenses, on an annualized basis, from exceeding the net expenses reflected in the table. Fees waived and expenses borne by the Manager are subject to reimbursement until January 31, 2013. No reimbursement payment will be made that would cause the Portfolio's total annualized operating expenses to exceed the Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement values set forth in the table or to the extent that the aggregate of such payment would exceed the amount of offering expenses (as defined by the Financial Accounting Standards Board) recorded by the Portfolio on or before February 8, 2011. This fee waiver and/or expense reimbursement agreement may not be terminated before January 31, 2013, after which it may be terminated by either party.
[2]	These examples assume that the Manager's agreement to waive advisory fees and/or reimburse the Portfolio's expenses is not extended beyond January 31, 2012.
[3]	After-tax returns: -Are shown for Class 1 shares only and will vary for Class 2 shares because these Classes have different expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[4]	Inception date for Class 1 and Class 2 shares: 2/8/10.
[5]	Composite Index is comprised of 21% S&P 500 Stock Index, 7.5% MSCI EAFE Index, 1.5% MSCI Emerging Markets Index, 70% Barclays Capital 1-10 Year Municipal Bond Index.

AllianceBernstein Municipal Income Portfolios | Diversified Municipal Portfolio
INTERMEDIATE DIVERSIFIED MUNICIPAL PORTFOLIO
INVESTMENT OBJECTIVE:
The investment objective of the Portfolio is to provide safety of principal and maximize total return after taking account of federal taxes.
FEES AND EXPENSES OF THE PORTFOLIO:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in "Investing in the Portfolios", page 72 of this Prospectus and in "Purchase of Shares", page 52 of the Portfolio's SAI.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - AllianceBernstein Municipal Income Portfolios Diversified Municipal Portfolio (USD $)	CLASS A SHARES	CLASS B SHARES		CLASS C SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	none	[1]	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	3.00%	[1],[2]	1.00%	[3]
Exchange Fee	none	none	[1]	none
[1]	(NOT CURRENTLY OFFERED TO NEW INVESTORS)
[2]	Class B shares automatically convert to Class A shares after six years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the third year.
[3]	For Class C shares, the CDSC is 0% after the first year.

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AllianceBernstein Municipal Income Portfolios Diversified Municipal Portfolio	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES
Management Fees	0.43%	0.43%	0.43%
Distribution and/or Service (12b-1) Fees	0.30%	1.00%	1.00%
Transfer Agent	0.03%	0.07%	0.03%
Other Expenses	0.03%	0.03%	0.03%
Total Other Expenses	0.06%	0.10%	0.06%
Total Portfolio Operating Expenses	0.79%	1.53%	1.49%

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - AllianceBernstein Municipal Income Portfolios Diversified Municipal Portfolio (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES
After 1 Year	378	456	252
After 3 Years	545	583	471
After 5 Years	726	834	813
After 10 Years	1,249	1,440	1,779

You would pay the following expenses if you did not redeem your shares at the end of period:
Expense Example, No Redemption - AllianceBernstein Municipal Income Portfolios Diversified Municipal Portfolio (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES
After 1 Year	378	156	152
After 3 Years	545	483	471
After 5 Years	726	834	813
After 10 Years	1,249	1,440	1,779

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 18% of the average value of its portfolio.

PRINCIPAL STRATEGIES:
The Portfolio pursues its objective by, under normal circumstances, as a matter of fundamental policy, investing at least 80% of its net assets in municipal securities. The interest paid on these securities is generally exempt from federal income tax, although in certain instances, it may be includable in income subject to the federal alternative minimum tax ("AMT"). The Portfolio will invest no more than 25% of its total assets in municipal securities of issuers located in any one state.

The Portfolio also invests at least 80% of its total assets in municipal securities rated A or better by national rating agencies (or, if unrated, determined by the Adviser to be of comparable quality) and comparably rated municipal notes. The Portfolio may invest up to 20% of its total assets in fixed income securities rated BB or B by national rating agencies, which are not investment grade (commonly known as "junk bonds").

The Portfolio may invest more than 25% of its net assets in revenue bonds, which generally do not have the pledge of the credit of the issuer. The Portfolio may also invest more than 25% of its total assets in securities or obligations that are related in such a way that business or political developments or changes affecting one such security could also affect the others (for example, securities with interest that is paid from projects of a similar type).

The Portfolio may also invest up to 20% of its net assets in fixed-income securities that are not municipal securities, if, in the Adviser's opinion, these securities will enhance the after-tax return for Portfolio investors.

The Portfolio may use derivatives, such as options, futures, forwards and swaps.

In managing the Portfolio, the Adviser may use interest rate forecasting to determine the best level of interest rate risk at a given time. The Adviser may moderately shorten the average duration of the Portfolio when it expects interest rates to rise and modestly lengthen average duration when it anticipates that rates will fall.

The Portfolio seeks to maintain an effective duration of three and one-half to seven years under normal market conditions. Duration is a measure that relates the expected price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments.

The Adviser selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Portfolio. In making this assessment, the Adviser takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Portfolio's other holdings.

PRINCIPAL RISKS:
. MARKET RISK: The value of the Portfolio's assets will fluctuate as the bond market fluctuates. The value of the Portfolio's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. MUNICIPAL MARKET RISK: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. To the extent the Portfolio invests in a particular state's municipal securities, it may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters, such as hurricanes and earthquakes. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

. INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

. INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio's assets can decline as can the value of the Portfolio's distributions. This risk is significantly greater for fixed-income securities with longer maturities.

. LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk. The Portfolio is subject to liquidity risk because the market for municipal securities is generally smaller than many other markets.

. DERIVATIVES RISK: The Portfolio may use derivatives as direct investments to earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. Investments in derivatives may be illiquid, difficult to price or unwind, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and may be subject to counterparty risk to a greater degree than more traditional investments.

. MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Portfolio.

BAR CHART AND PERFORMANCE INFORMATION:
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

. how the Portfolio's performance changed from year to year over the life of the Portfolio; and

. how the Portfolio's average annual returns for one and five years and over the life of the Portfolio compare to those of a broad-based securities market index.

You may obtain updated performance information on the Portfolio's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 3.99%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -2.12%, 4TH QUARTER, 2010.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Average Annual Total Returns - AllianceBernstein Municipal Income Portfolios Diversified Municipal Portfolio		1 YEAR	5 YEARS	SINCE INCEPTION		INCEPTION DATE
CLASS A SHARES	[1]	3.60%	3.72%	3.42%	[2]	Feb 1, 2002
CLASS A SHARES Return After Taxes on Distributions	[1]	3.58%	3.68%	3.40%	[2]	Feb 1, 2002
CLASS A SHARES Return After Taxes on Distributions and Sale of Portfolio Shares	[1]	3.32%	3.59%	3.35%	[2]	Feb 1, 2002
CLASS B SHARES		3.02%	3.63%	3.30%	[2]	Feb 1, 2002
CLASS C SHARES		5.06%	3.62%	3.02%	[2]	Feb 1, 2002
Barclays Capital 5-Year General Obligation Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		6.91%	5.66%	4.74%	[2]	Feb 1, 2002
[1]	After-tax Returns: -Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception Date for Class A, Class B and Class C shares is 2/1/02.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BERNSTEIN SANFORD C FUND INC
Prospectus Date	rr_ProspectusDate	Jan 31, 2012
AllianceBernstein Municipal Income Portfolios | Diversified Municipal Portfolio | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.43%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.03%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.03%
Total Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Portfolio Operating Expenses	rr_ExpensesOverAssets	0.79%
After 1 Year	rr_ExpenseExampleYear01	378
After 3 Years	rr_ExpenseExampleYear03	545
After 5 Years	rr_ExpenseExampleYear05	726
After 10 Years	rr_ExpenseExampleYear10	1,249
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	378
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	545
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	726
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,249
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003	3.83%
Annual Return 2004	rr_AnnualReturn2004	2.26%
Annual Return 2005	rr_AnnualReturn2005	1.28%
Annual Return 2006	rr_AnnualReturn2006	2.88%
Annual Return 2007	rr_AnnualReturn2007	3.67%
Annual Return 2008	rr_AnnualReturn2008	2.28%
Annual Return 2009	rr_AnnualReturn2009	6.69%
Annual Return 2010	rr_AnnualReturn2010	2.40%
Annual Return 2011	rr_AnnualReturn2011	6.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.12%)
1 YEAR	rr_AverageAnnualReturnYear01	3.60%	[1]
5 YEARS	rr_AverageAnnualReturnYear05	3.72%	[1]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.42%	[1],[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 1, 2002	[1]
AllianceBernstein Municipal Income Portfolios | Diversified Municipal Portfolio | CLASS A SHARES | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	3.58%	[1]
5 YEARS	rr_AverageAnnualReturnYear05	3.68%	[1]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.40%	[1],[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 1, 2002	[1]
AllianceBernstein Municipal Income Portfolios | Diversified Municipal Portfolio | CLASS A SHARES | Return After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	3.32%	[1]
5 YEARS	rr_AverageAnnualReturnYear05	3.59%	[1]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.35%	[1],[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 1, 2002	[1]
AllianceBernstein Municipal Income Portfolios | Diversified Municipal Portfolio | CLASS B SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[3]
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	3.00%	[3],[4]
Exchange Fee	rr_ExchangeFee	none	[3]
Management Fees	rr_ManagementFeesOverAssets	0.43%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.07%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.03%
Total Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Portfolio Operating Expenses	rr_ExpensesOverAssets	1.53%
After 1 Year	rr_ExpenseExampleYear01	456
After 3 Years	rr_ExpenseExampleYear03	583
After 5 Years	rr_ExpenseExampleYear05	834
After 10 Years	rr_ExpenseExampleYear10	1,440
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	156
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	483
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	834
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,440
1 YEAR	rr_AverageAnnualReturnYear01	3.02%
5 YEARS	rr_AverageAnnualReturnYear05	3.63%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.30%	[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 1, 2002
AllianceBernstein Municipal Income Portfolios | Diversified Municipal Portfolio | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[5]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.43%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.03%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.03%
Total Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Portfolio Operating Expenses	rr_ExpensesOverAssets	1.49%
After 1 Year	rr_ExpenseExampleYear01	252
After 3 Years	rr_ExpenseExampleYear03	471
After 5 Years	rr_ExpenseExampleYear05	813
After 10 Years	rr_ExpenseExampleYear10	1,779
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	152
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	471
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	813
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,779
1 YEAR	rr_AverageAnnualReturnYear01	5.06%
5 YEARS	rr_AverageAnnualReturnYear05	3.62%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.02%	[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 1, 2002
AllianceBernstein Municipal Income Portfolios | Diversified Municipal Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	INTERMEDIATE DIVERSIFIED MUNICIPAL PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is to provide safety of principal and maximize total return after taking account of federal taxes.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in "Investing in the Portfolios", page 72 of this Prospectus and in "Purchase of Shares", page 52 of the Portfolio's SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 18% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares at the end of period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Portfolio pursues its objective by, under normal circumstances, as a matter of fundamental policy, investing at least 80% of its net assets in municipal securities. The interest paid on these securities is generally exempt from federal income tax, although in certain instances, it may be includable in income subject to the federal alternative minimum tax ("AMT"). The Portfolio will invest no more than 25% of its total assets in municipal securities of issuers located in any one state.

The Portfolio also invests at least 80% of its total assets in municipal securities rated A or better by national rating agencies (or, if unrated, determined by the Adviser to be of comparable quality) and comparably rated municipal notes. The Portfolio may invest up to 20% of its total assets in fixed income securities rated BB or B by national rating agencies, which are not investment grade (commonly known as "junk bonds").

The Portfolio may invest more than 25% of its net assets in revenue bonds, which generally do not have the pledge of the credit of the issuer. The Portfolio may also invest more than 25% of its total assets in securities or obligations that are related in such a way that business or political developments or changes affecting one such security could also affect the others (for example, securities with interest that is paid from projects of a similar type).

The Portfolio may also invest up to 20% of its net assets in fixed-income securities that are not municipal securities, if, in the Adviser's opinion, these securities will enhance the after-tax return for Portfolio investors.

The Portfolio may use derivatives, such as options, futures, forwards and swaps.

In managing the Portfolio, the Adviser may use interest rate forecasting to determine the best level of interest rate risk at a given time. The Adviser may moderately shorten the average duration of the Portfolio when it expects interest rates to rise and modestly lengthen average duration when it anticipates that rates will fall.

The Portfolio seeks to maintain an effective duration of three and one-half to seven years under normal market conditions. Duration is a measure that relates the expected price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments.

The Adviser selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Portfolio. In making this assessment, the Adviser takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Portfolio's other holdings.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
. MARKET RISK: The value of the Portfolio's assets will fluctuate as the bond market fluctuates. The value of the Portfolio's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. MUNICIPAL MARKET RISK: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. To the extent the Portfolio invests in a particular state's municipal securities, it may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters, such as hurricanes and earthquakes. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

. INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

. INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio's assets can decline as can the value of the Portfolio's distributions. This risk is significantly greater for fixed-income securities with longer maturities.

. LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk. The Portfolio is subject to liquidity risk because the market for municipal securities is generally smaller than many other markets.

. DERIVATIVES RISK: The Portfolio may use derivatives as direct investments to earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. Investments in derivatives may be illiquid, difficult to price or unwind, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and may be subject to counterparty risk to a greater degree than more traditional investments.

. MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

. how the Portfolio's performance changed from year to year over the life of the Portfolio; and

. how the Portfolio's average annual returns for one and five years and over the life of the Portfolio compare to those of a broad-based securities market index.

You may obtain updated performance information on the Portfolio's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
. how the Portfolio's performance changed from year to year over the life of the Portfolio; and

. how the Portfolio's average annual returns for one and five years and over the life of the Portfolio compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 3.99%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -2.12%, 4TH QUARTER, 2010.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;
AllianceBernstein Municipal Income Portfolios | Diversified Municipal Portfolio | Barclays Capital 5-Year General Obligation Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	6.91%
5 YEARS	rr_AverageAnnualReturnYear05	5.66%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.74%	[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 1, 2002

[1]	After-tax Returns: -Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception Date for Class A, Class B and Class C shares is 2/1/02.
[3]	(NOT CURRENTLY OFFERED TO NEW INVESTORS)
[4]	Class B shares automatically convert to Class A shares after six years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the third year.
[5]	For Class C shares, the CDSC is 0% after the first year.

AllianceBernstein Municipal Income Portfolios | California Municipal Portfolio
INTERMEDIATE CALIFORNIA MUNICIPAL PORTFOLIO
INVESTMENT OBJECTIVE:
The investment objective of the Portfolio is to provide safety of principal and maximize total return after taking account of federal and state taxes for California residents.
FEES AND EXPENSES OF THE PORTFOLIO:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in "Investing in the Portfolios", page 72 of this Prospectus, and in "Purchase of Shares", page 64 of the Portfolio's SAI.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - AllianceBernstein Municipal Income Portfolios California Municipal Portfolio (USD $)	CLASS A SHARES	CLASS B SHARES		CLASS C SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	none	[1]	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	3.00%	[1],[2]	1.00%	[3]
Exchange Fee	none	none	[1]	none
[1]	(NOT CURRENTLY OFFERED TO NEW INVESTORS)
[2]	Class B shares automatically convert to Class A shares after six years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the third year.
[3]	For Class C shares, the CDSC is 0% after the first year.

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AllianceBernstein Municipal Income Portfolios California Municipal Portfolio	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES
Management Fees	0.49%	0.49%	0.49%
Distribution and/or Service (12b-1) Fees	0.30%	1.00%	1.00%
Transfer Agent	0.04%	0.05%	0.05%
Other Expenses	0.05%	0.05%	0.05%
Total Other Expenses	0.09%	0.10%	0.10%
Total Portfolio Operating Expenses	0.88%	1.59%	1.59%

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - AllianceBernstein Municipal Income Portfolios California Municipal Portfolio (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES
After 1 Year	387	462	262
After 3 Years	572	602	502
After 5 Years	773	866	866
After 10 Years	1,352	1,524	1,889

You would pay the following expenses if you did not redeem your shares at the end of period:
Expense Example, No Redemption - AllianceBernstein Municipal Income Portfolios California Municipal Portfolio (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES
After 1 Year	387	162	162
After 3 Years	572	502	502
After 5 Years	773	866	866
After 10 Years	1,352	1,524	1,889

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 14% of the average value of its portfolio.

PRINCIPAL STRATEGIES:
The Portfolio pursues its objective by, under normal circumstances, as a matter of fundamental policy, investing at least 80% of its net assets in municipal securities. In addition, the Portfolio invests, under normal circumstances, as a matter of fundamental policy, at least 80% of its net assets in a portfolio of municipal securities issued by California or its political subdivisions, or otherwise exempt from California's state income tax. The interest paid on those securities is generally exempt from federal and California state personal income tax, although in certain instances, it may be includable in income subject to the federal alternative minimum tax ("AMT").

The Portfolio invests at least 80% of its total assets in municipal securities rated A or better by national rating agencies (or, if unrated, determined by the Adviser to be of comparable quality) and comparably rated municipal notes. The Portfolio may invest up to 20% of its total assets in fixed-income securities rated BB or B by national rating agencies, which are not investment-grade (commonly known as "junk bonds").

The Portfolio may invest more than 25% of its net assets in revenue bonds, which generally do not have the pledge of the credit of the issuer. The Portfolio may also invest more than 25% of its total assets in securities or obligations that are related in such a way that business or political developments or changes affecting one such security could also affect the others (for example, securities with interest that is paid from projects of a similar type).

The Portfolio may also invest up to 20% of its net assets in fixed-income securities of U.S. issuers that are not municipal securities if, in the Adviser's opinion, these securities will enhance the after-tax return for California investors.

The Portfolio may use derivatives, such as options, futures, forwards and swaps.

In managing the Portfolio, the Adviser may use interest rate forecasting to determine the best level of interest rate risk at a given time. The Adviser may moderately shorten the average duration of the Portfolio when it expects interest rates to rise and modestly lengthen average duration when it anticipates that rates will fall.

The Portfolio seeks to maintain an effective duration of three and one-half to seven years under normal market conditions. Duration is a measure that relates the expected price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments.

The Adviser selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Portfolio. In making this assessment, the Adviser takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Portfolio's other holdings.

The Portfolio is "non-diversified", meaning that it can invest more of its assets in a fewer number of issuers.

PRINCIPAL RISKS:
. MARKET RISK: The value of the Portfolio's assets will fluctuate as the bond market fluctuates. The value of the Portfolio's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. MUNICIPAL MARKET RISK: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. The Portfolio's investments in California municipal securities may be vulnerable to events adversely affecting its economy. California's economy, the largest of the 50 states, is relatively diverse, which makes it less vulnerable to events affecting a particular industry. Its economy, however, continues to be affected by serious fiscal conditions as a result of voter-passed initiatives that limit the ability of state and local governments to raise revenues, particularly with respect to real property taxes. In addition, state expenditures are difficult to reduce because of constitutional provisions that require a minimum level of spending, for certain government programs, such as education. California's economy may also be affected by natural disasters, such as earthquakes or fires. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

. INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

. INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio's assets can decline as can the value of the Portfolio's distributions. This risk is significantly greater for fixed-income securities with longer maturities.

. NON-DIVERSIFICATION RISK: Concentration of investments in a small number of securities tends to increase risk. The Portfolio may have more risk because it is "non-diversified", meaning that it can invest more of its assets in a smaller number of issuers.

. LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk. The Portfolio is subject to liquidity risk because the market for municipal securities is generally smaller than many other markets.

. DERIVATIVES RISK: The Portfolio may use derivatives as direct investments to earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. Investments in derivatives may be illiquid, difficult to price or unwind, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and may be subject to counterparty risk to a greater degree than more traditional investments.

. MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Portfolio.

BAR CHART AND PERFORMANCE INFORMATION:
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

. how the Portfolio's performance changed from year to year over the life of the Portfolio; and

. how the Portfolio's average annual returns for one and five years and over the life of the Portfolio compare to those of a broad-based securities market index.

You may obtain updated performance information on the Portfolio's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 4.96%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -2.53%, 4TH QUARTER, 2010.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Average Annual Total Returns - AllianceBernstein Municipal Income Portfolios California Municipal Portfolio		1 YEAR	5 YEARS	SINCE INCEPTION		INCEPTION DATE
CLASS A SHARES	[1]	3.86%	3.63%	3.28%	[2]	Feb 1, 2002
CLASS A SHARES Return After Taxes on Distributions	[1]	3.86%	3.58%	3.24%	[2]	Feb 1, 2002
CLASS A SHARES Return After Taxes on Distributions and Sale of Portfolio Shares	[1]	3.52%	3.53%	3.21%	[2]	Feb 1, 2002
CLASS B SHARES		3.27%	3.53%	3.16%	[2]	Feb 1, 2002
CLASS C SHARES		5.26%	3.53%	2.87%	[2]	Feb 1, 2002
Barclays Capital 5-Year General Obligation Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		6.91%	5.66%	4.74%	[2]	Feb 1, 2002
[1]	After-tax Returns: -Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception Date for Class A, Class B and Class C shares is 2/1/02.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BERNSTEIN SANFORD C FUND INC
Prospectus Date	rr_ProspectusDate	Jan 31, 2012
AllianceBernstein Municipal Income Portfolios | California Municipal Portfolio | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.49%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.04%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.05%
Total Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Portfolio Operating Expenses	rr_ExpensesOverAssets	0.88%
After 1 Year	rr_ExpenseExampleYear01	387
After 3 Years	rr_ExpenseExampleYear03	572
After 5 Years	rr_ExpenseExampleYear05	773
After 10 Years	rr_ExpenseExampleYear10	1,352
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	387
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	572
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	773
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,352
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003	3.43%
Annual Return 2004	rr_AnnualReturn2004	2.35%
Annual Return 2005	rr_AnnualReturn2005	1.29%
Annual Return 2006	rr_AnnualReturn2006	3.02%
Annual Return 2007	rr_AnnualReturn2007	3.65%
Annual Return 2008	rr_AnnualReturn2008	1.23%
Annual Return 2009	rr_AnnualReturn2009	6.59%
Annual Return 2010	rr_AnnualReturn2010	2.90%
Annual Return 2011	rr_AnnualReturn2011	7.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.53%)
1 YEAR	rr_AverageAnnualReturnYear01	3.86%	[1]
5 YEARS	rr_AverageAnnualReturnYear05	3.63%	[1]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.28%	[1],[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 1, 2002	[1]
AllianceBernstein Municipal Income Portfolios | California Municipal Portfolio | CLASS A SHARES | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	3.86%	[1]
5 YEARS	rr_AverageAnnualReturnYear05	3.58%	[1]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.24%	[1],[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 1, 2002	[1]
AllianceBernstein Municipal Income Portfolios | California Municipal Portfolio | CLASS A SHARES | Return After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	3.52%	[1]
5 YEARS	rr_AverageAnnualReturnYear05	3.53%	[1]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.21%	[1],[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 1, 2002	[1]
AllianceBernstein Municipal Income Portfolios | California Municipal Portfolio | CLASS B SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[3]
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	3.00%	[3],[4]
Exchange Fee	rr_ExchangeFee	none	[3]
Management Fees	rr_ManagementFeesOverAssets	0.49%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.05%
Total Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Portfolio Operating Expenses	rr_ExpensesOverAssets	1.59%
After 1 Year	rr_ExpenseExampleYear01	462
After 3 Years	rr_ExpenseExampleYear03	602
After 5 Years	rr_ExpenseExampleYear05	866
After 10 Years	rr_ExpenseExampleYear10	1,524
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	162
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	502
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	866
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,524
1 YEAR	rr_AverageAnnualReturnYear01	3.27%
5 YEARS	rr_AverageAnnualReturnYear05	3.53%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.16%	[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 1, 2002
AllianceBernstein Municipal Income Portfolios | California Municipal Portfolio | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[5]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.49%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.05%
Total Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Portfolio Operating Expenses	rr_ExpensesOverAssets	1.59%
After 1 Year	rr_ExpenseExampleYear01	262
After 3 Years	rr_ExpenseExampleYear03	502
After 5 Years	rr_ExpenseExampleYear05	866
After 10 Years	rr_ExpenseExampleYear10	1,889
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	162
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	502
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	866
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,889
1 YEAR	rr_AverageAnnualReturnYear01	5.26%
5 YEARS	rr_AverageAnnualReturnYear05	3.53%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.87%	[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 1, 2002
AllianceBernstein Municipal Income Portfolios | California Municipal Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	INTERMEDIATE CALIFORNIA MUNICIPAL PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is to provide safety of principal and maximize total return after taking account of federal and state taxes for California residents.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in "Investing in the Portfolios", page 72 of this Prospectus, and in "Purchase of Shares", page 64 of the Portfolio's SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares at the end of period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Portfolio pursues its objective by, under normal circumstances, as a matter of fundamental policy, investing at least 80% of its net assets in municipal securities. In addition, the Portfolio invests, under normal circumstances, as a matter of fundamental policy, at least 80% of its net assets in a portfolio of municipal securities issued by California or its political subdivisions, or otherwise exempt from California's state income tax. The interest paid on those securities is generally exempt from federal and California state personal income tax, although in certain instances, it may be includable in income subject to the federal alternative minimum tax ("AMT").

The Portfolio invests at least 80% of its total assets in municipal securities rated A or better by national rating agencies (or, if unrated, determined by the Adviser to be of comparable quality) and comparably rated municipal notes. The Portfolio may invest up to 20% of its total assets in fixed-income securities rated BB or B by national rating agencies, which are not investment-grade (commonly known as "junk bonds").

The Portfolio may invest more than 25% of its net assets in revenue bonds, which generally do not have the pledge of the credit of the issuer. The Portfolio may also invest more than 25% of its total assets in securities or obligations that are related in such a way that business or political developments or changes affecting one such security could also affect the others (for example, securities with interest that is paid from projects of a similar type).

The Portfolio may also invest up to 20% of its net assets in fixed-income securities of U.S. issuers that are not municipal securities if, in the Adviser's opinion, these securities will enhance the after-tax return for California investors.

The Portfolio may use derivatives, such as options, futures, forwards and swaps.

In managing the Portfolio, the Adviser may use interest rate forecasting to determine the best level of interest rate risk at a given time. The Adviser may moderately shorten the average duration of the Portfolio when it expects interest rates to rise and modestly lengthen average duration when it anticipates that rates will fall.

The Portfolio seeks to maintain an effective duration of three and one-half to seven years under normal market conditions. Duration is a measure that relates the expected price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments.

The Adviser selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Portfolio. In making this assessment, the Adviser takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Portfolio's other holdings.

The Portfolio is "non-diversified", meaning that it can invest more of its assets in a fewer number of issuers.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
. MARKET RISK: The value of the Portfolio's assets will fluctuate as the bond market fluctuates. The value of the Portfolio's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. MUNICIPAL MARKET RISK: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. The Portfolio's investments in California municipal securities may be vulnerable to events adversely affecting its economy. California's economy, the largest of the 50 states, is relatively diverse, which makes it less vulnerable to events affecting a particular industry. Its economy, however, continues to be affected by serious fiscal conditions as a result of voter-passed initiatives that limit the ability of state and local governments to raise revenues, particularly with respect to real property taxes. In addition, state expenditures are difficult to reduce because of constitutional provisions that require a minimum level of spending, for certain government programs, such as education. California's economy may also be affected by natural disasters, such as earthquakes or fires. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

. INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

. INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio's assets can decline as can the value of the Portfolio's distributions. This risk is significantly greater for fixed-income securities with longer maturities.

. NON-DIVERSIFICATION RISK: Concentration of investments in a small number of securities tends to increase risk. The Portfolio may have more risk because it is "non-diversified", meaning that it can invest more of its assets in a smaller number of issuers.

. LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk. The Portfolio is subject to liquidity risk because the market for municipal securities is generally smaller than many other markets.

. DERIVATIVES RISK: The Portfolio may use derivatives as direct investments to earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. Investments in derivatives may be illiquid, difficult to price or unwind, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and may be subject to counterparty risk to a greater degree than more traditional investments.

. MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: Concentration of investments in a small number of securities tends to increase risk. The Portfolio may have more risk because it is "non-diversified", meaning that it can invest more of its assets in a smaller number of issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

. how the Portfolio's performance changed from year to year over the life of the Portfolio; and

. how the Portfolio's average annual returns for one and five years and over the life of the Portfolio compare to those of a broad-based securities market index.

You may obtain updated performance information on the Portfolio's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
. how the Portfolio's performance changed from year to year over the life of the Portfolio; and

. how the Portfolio's average annual returns for one and five years and over the life of the Portfolio compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 4.96%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -2.53%, 4TH QUARTER, 2010.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;
AllianceBernstein Municipal Income Portfolios | California Municipal Portfolio | Barclays Capital 5-Year General Obligation Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	6.91%
5 YEARS	rr_AverageAnnualReturnYear05	5.66%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.74%	[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 1, 2002

[1]	After-tax Returns: -Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception Date for Class A, Class B and Class C shares is 2/1/02.
[3]	(NOT CURRENTLY OFFERED TO NEW INVESTORS)
[4]	Class B shares automatically convert to Class A shares after six years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the third year.
[5]	For Class C shares, the CDSC is 0% after the first year.

AllianceBernstein Municipal Income Portfolios | New York Municipal Portfolio
INTERMEDIATE NEW YORK MUNICIPAL PORTFOLIO
INVESTMENT OBJECTIVE:
The investment objective of the Portfolio is to provide safety of principal and maximize total return after taking account of federal, state and local taxes for New York residents.
FEES AND EXPENSES OF THE PORTFOLIO:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in "Investing in the Portfolios", page 72 of this Prospectus and in "Purchase of Shares",page 52 of the Portfolio's SAI.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - AllianceBernstein Municipal Income Portfolios New York Municipal Portfolio (USD $)	CLASS A SHARES	CLASS B SHARES		CLASS C SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	none	[1]	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	3.00%	[1],[2]	1.00%	[3]
Exchange Fee	none	none	[1]	none
[1]	(NOT CURRENTLY OFFERED TO NEW INVESTORS)
[2]	Class B shares automatically convert to Class A shares after six years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the third year.
[3]	For Class C shares, the CDSC is 0% after the first year.

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AllianceBernstein Municipal Income Portfolios New York Municipal Portfolio	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES
Management Fees	0.48%	0.48%	0.48%
Distribution and/or Service (12b-1) Fees	0.30%	1.00%	1.00%
Transfer Agent	0.03%	0.07%	0.03%
Other Expenses	0.03%	0.03%	0.03%
Total Other Expenses	0.06%	0.10%	0.06%
Total Portfolio Operating Expenses	0.84%	1.58%	1.54%

EXAMPLES

The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - AllianceBernstein Municipal Income Portfolios New York Municipal Portfolio (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES
After 1 Year	383	461	257
After 3 Years	560	599	486
After 5 Years	752	860	839
After 10 Years	1,306	1,497	1,834

You would pay the following expenses if you did not redeem your shares at the end of period:
Expense Example, No Redemption - AllianceBernstein Municipal Income Portfolios New York Municipal Portfolio (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES
After 1 Year	383	161	157
After 3 Years	560	499	486
After 5 Years	752	860	839
After 10 Years	1,306	1,497	1,834

PORTFOLIO TURNOVER

The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 14% of the average value of its portfolio.

PRINCIPAL STRATEGIES:

The Portfolio pursues its objective by, under normal circumstances, as a matter of fundamental policy, investing at least 80% of its net assets in municipal securities. In addition, the Portfolio invests, under normal circumstances, as a matter of fundamental policy, at least 80% of its net assets in a portfolio of municipal securities issued by New York or its political subdivisions, or otherwise exempt from New York state income tax. The interest paid on these securities is generally exempt from federal and New York state and local personal income tax, although in certain instances, it may be includable in income subject to the federal alternative minimum tax ("AMT").

The Portfolio also invests at least 80% of its total assets in municipal securities rated A or better by national rating agencies (or, if unrated, determined by the Adviser to be of comparable quality) and comparably rated municipal notes. The Portfolio may invest up to 20% of the total assets in fixed-income securities rated BB or B by national rating agencies, which are not investment-grade (commonly known as "junk bonds").

The Portfolio may invest more than 25% of its net assets in revenue bonds,which generally do not have the pledge of the credit of the issuer. The Portfolio may also invest more than 25% of its total assets in securities or obligations that are related in such a way that business or political developments or changes affecting one such security could also affect the others (for example, securities with interest that is paid from projects of a similar type).

The Portfolio may also invest up to 20% of its net assets in fixed-income securities of U.S. issuers that are not municipal securities if, in the Adviser's opinion, these securities will enhance the after-tax return for New York investors.

The Portfolio may also use derivatives, such as options, futures, forwards and swaps.

In managing the Portfolio, the Adviser may use interest rate forecasting to determine the best level of interest rate risk at a given time. The Adviser may moderately shorten the average duration of the Portfolio when it expects interest rates to rise and modestly lengthen average duration when it anticipates that rates will fall.

The Portfolio seeks to maintain an effective duration of three and one-half to seven years under normal market conditions. Duration is a measure that relates the expected price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments.

The Adviser selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Portfolio. In making this assessment, the Adviser takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Portfolio's other holdings.

The Portfolio is "non-diversified", meaning that it can invest more of its assets in a fewer number of issuers.

PRINCIPAL RISKS:

.  MARKET RISK: The value of the Portfolio's assets will fluctuate as the bond market fluctuates. The value of the Portfolio's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  MUNICIPAL MARKET RISK: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. The Portfolio's investments in New York municipal securities may be vulnerable to events adversely affecting its economy. New York's economy, while diverse, has a relatively large share of the nation's financial activities. With the financial services sector contributing over one-fifth of the state's wages, the state's economy is especially vulnerable to adverse events affecting the financial markets. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

.  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio's assets can decline as can the value of the Portfolio's distributions. This risk is significantly greater for fixed-income securities with longer maturities.

.  NON-DIVERSIFICATION RISK: Concentration of investments in a small number of securities tends to increase risk. The Portfolio may have more risk because it is "non-diversified", meaning that it can invest more of its assets in a smaller number of issuers.

.  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk. The Portfolio is subject to liquidity risk because the market for municipal securities is generally smaller than many other markets.

.  DERIVATIVES RISK: The Portfolio may use derivatives as direct investments to earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. Investments in derivatives may be illiquid, difficult to price or unwind, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and may be subject to counterparty risk to a greater degree than more traditional investments.

.  MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Portfolio.

BAR CHART AND PERFORMANCE INFORMATION:

The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

.  how the Portfolio's performance changed from year to year over the life of the Portfolio; and

.  how the Portfolio's average annual returns for one and five years and over the life of the Portfolio compare to those of a broad-based securities market index.

You may obtain updated performance information on the Portfolio's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 4.45%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -2.10%, 4TH QUARTER, 2010.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Average Annual Total Returns - AllianceBernstein Municipal Income Portfolios New York Municipal Portfolio		1 YEAR	5 YEARS	SINCE INCEPTION		INCEPTION DATE
CLASS A SHARES	[1]	3.17%	3.62%	3.42%	[2]	Feb 1, 2002
CLASS A SHARES Return After Taxes on Distributions	[1]	3.17%	3.58%	3.39%	[2]	Feb 1, 2002
CLASS A SHARES Return After Taxes on Distributions and Sale of Portfolio Shares	[1]	3.05%	3.51%	3.35%	[2]	Feb 1, 2002
CLASS B SHARES		2.55%	3.51%	3.29%	[2]	Feb 1, 2002
CLASS C SHARES		4.59%	3.53%	3.01%	[2]	Feb 1, 2002
Barclays Capital 5-Year General Obligation Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		6.91%	5.66%	4.74%	[2]	Feb 1, 2002
[1]	After-tax Returns: -Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception Date for Class A, Class B and Class C shares is 2/1/02.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BERNSTEIN SANFORD C FUND INC
Prospectus Date	rr_ProspectusDate	Jan 31, 2012
AllianceBernstein Municipal Income Portfolios | New York Municipal Portfolio | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.03%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.03%
Total Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Portfolio Operating Expenses	rr_ExpensesOverAssets	0.84%
After 1 Year	rr_ExpenseExampleYear01	383
After 3 Years	rr_ExpenseExampleYear03	560
After 5 Years	rr_ExpenseExampleYear05	752
After 10 Years	rr_ExpenseExampleYear10	1,306
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	383
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	560
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	752
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,306
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003	3.69%
Annual Return 2004	rr_AnnualReturn2004	2.26%
Annual Return 2005	rr_AnnualReturn2005	1.39%
Annual Return 2006	rr_AnnualReturn2006	2.93%
Annual Return 2007	rr_AnnualReturn2007	3.77%
Annual Return 2008	rr_AnnualReturn2008	0.98%
Annual Return 2009	rr_AnnualReturn2009	7.89%
Annual Return 2010	rr_AnnualReturn2010	2.48%
Annual Return 2011	rr_AnnualReturn2011	6.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.10%)
1 YEAR	rr_AverageAnnualReturnYear01	3.17%	[1]
5 YEARS	rr_AverageAnnualReturnYear05	3.62%	[1]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.42%	[1],[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 1, 2002	[1]
AllianceBernstein Municipal Income Portfolios | New York Municipal Portfolio | CLASS A SHARES | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	3.17%	[1]
5 YEARS	rr_AverageAnnualReturnYear05	3.58%	[1]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.39%	[1],[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 1, 2002	[1]
AllianceBernstein Municipal Income Portfolios | New York Municipal Portfolio | CLASS A SHARES | Return After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	3.05%	[1]
5 YEARS	rr_AverageAnnualReturnYear05	3.51%	[1]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.35%	[1],[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 1, 2002	[1]
AllianceBernstein Municipal Income Portfolios | New York Municipal Portfolio | CLASS B SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[3]
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	3.00%	[3],[4]
Exchange Fee	rr_ExchangeFee	none	[3]
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.07%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.03%
Total Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Portfolio Operating Expenses	rr_ExpensesOverAssets	1.58%
After 1 Year	rr_ExpenseExampleYear01	461
After 3 Years	rr_ExpenseExampleYear03	599
After 5 Years	rr_ExpenseExampleYear05	860
After 10 Years	rr_ExpenseExampleYear10	1,497
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	161
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	499
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	860
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,497
1 YEAR	rr_AverageAnnualReturnYear01	2.55%
5 YEARS	rr_AverageAnnualReturnYear05	3.51%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.29%	[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 1, 2002
AllianceBernstein Municipal Income Portfolios | New York Municipal Portfolio | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[5]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.03%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.03%
Total Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Portfolio Operating Expenses	rr_ExpensesOverAssets	1.54%
After 1 Year	rr_ExpenseExampleYear01	257
After 3 Years	rr_ExpenseExampleYear03	486
After 5 Years	rr_ExpenseExampleYear05	839
After 10 Years	rr_ExpenseExampleYear10	1,834
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	157
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	486
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	839
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,834
1 YEAR	rr_AverageAnnualReturnYear01	4.59%
5 YEARS	rr_AverageAnnualReturnYear05	3.53%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.01%	[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 1, 2002
AllianceBernstein Municipal Income Portfolios | New York Municipal Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	INTERMEDIATE NEW YORK MUNICIPAL PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is to provide safety of principal and maximize total return after taking account of federal, state and local taxes for New York residents.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in "Investing in the Portfolios", page 72 of this Prospectus and in "Purchase of Shares",page 52 of the Portfolio's SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares at the end of period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio pursues its objective by, under normal circumstances, as a matter of fundamental policy, investing at least 80% of its net assets in municipal securities. In addition, the Portfolio invests, under normal circumstances, as a matter of fundamental policy, at least 80% of its net assets in a portfolio of municipal securities issued by New York or its political subdivisions, or otherwise exempt from New York state income tax. The interest paid on these securities is generally exempt from federal and New York state and local personal income tax, although in certain instances, it may be includable in income subject to the federal alternative minimum tax ("AMT").

The Portfolio also invests at least 80% of its total assets in municipal securities rated A or better by national rating agencies (or, if unrated, determined by the Adviser to be of comparable quality) and comparably rated municipal notes. The Portfolio may invest up to 20% of the total assets in fixed-income securities rated BB or B by national rating agencies, which are not investment-grade (commonly known as "junk bonds").

The Portfolio may invest more than 25% of its net assets in revenue bonds,which generally do not have the pledge of the credit of the issuer. The Portfolio may also invest more than 25% of its total assets in securities or obligations that are related in such a way that business or political developments or changes affecting one such security could also affect the others (for example, securities with interest that is paid from projects of a similar type).

The Portfolio may also invest up to 20% of its net assets in fixed-income securities of U.S. issuers that are not municipal securities if, in the Adviser's opinion, these securities will enhance the after-tax return for New York investors.

The Portfolio may also use derivatives, such as options, futures, forwards and swaps.

In managing the Portfolio, the Adviser may use interest rate forecasting to determine the best level of interest rate risk at a given time. The Adviser may moderately shorten the average duration of the Portfolio when it expects interest rates to rise and modestly lengthen average duration when it anticipates that rates will fall.

The Portfolio seeks to maintain an effective duration of three and one-half to seven years under normal market conditions. Duration is a measure that relates the expected price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments.

The Adviser selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Portfolio. In making this assessment, the Adviser takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Portfolio's other holdings.

The Portfolio is "non-diversified", meaning that it can invest more of its assets in a fewer number of issuers.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

.  MARKET RISK: The value of the Portfolio's assets will fluctuate as the bond market fluctuates. The value of the Portfolio's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  MUNICIPAL MARKET RISK: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. The Portfolio's investments in New York municipal securities may be vulnerable to events adversely affecting its economy. New York's economy, while diverse, has a relatively large share of the nation's financial activities. With the financial services sector contributing over one-fifth of the state's wages, the state's economy is especially vulnerable to adverse events affecting the financial markets. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

.  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio's assets can decline as can the value of the Portfolio's distributions. This risk is significantly greater for fixed-income securities with longer maturities.

.  NON-DIVERSIFICATION RISK: Concentration of investments in a small number of securities tends to increase risk. The Portfolio may have more risk because it is "non-diversified", meaning that it can invest more of its assets in a smaller number of issuers.

.  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk. The Portfolio is subject to liquidity risk because the market for municipal securities is generally smaller than many other markets.

.  DERIVATIVES RISK: The Portfolio may use derivatives as direct investments to earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. Investments in derivatives may be illiquid, difficult to price or unwind, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and may be subject to counterparty risk to a greater degree than more traditional investments.

.  MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: Concentration of investments in a small number of securities tends to increase risk. The Portfolio may have more risk because it is "non-diversified", meaning that it can invest more of its assets in a smaller number of issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

.  how the Portfolio's performance changed from year to year over the life of the Portfolio; and

.  how the Portfolio's average annual returns for one and five years and over the life of the Portfolio compare to those of a broad-based securities market index.

You may obtain updated performance information on the Portfolio's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

.  how the Portfolio's performance changed from year to year over the life of the Portfolio; and

.  how the Portfolio's average annual returns for one and five years and over the life of the Portfolio compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 4.45%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -2.10%, 4TH QUARTER, 2010.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;
AllianceBernstein Municipal Income Portfolios | New York Municipal Portfolio | Barclays Capital 5-Year General Obligation Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	6.91%
5 YEARS	rr_AverageAnnualReturnYear05	5.66%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.74%	[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 1, 2002

[1]	After-tax Returns: -Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception Date for Class A, Class B and Class C shares is 2/1/02.
[3]	(NOT CURRENTLY OFFERED TO NEW INVESTORS)
[4]	Class B shares automatically convert to Class A shares after six years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the third year.
[5]	For Class C shares, the CDSC is 0% after the first year.

The AllianceBernstein Bond Funds | Short Duration Plus Portfolio
ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO
INVESTMENT OBJECTIVE
The Fund seeks to provide safety of principal and a moderate rate of return that is subject to taxes.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs on page 36 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 43 of the Fund's Statement of Additional Information ("SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - The AllianceBernstein Bond Funds Short Duration Plus Portfolio (USD $)	CLASS A SHARES	CLASS B SHARES		CLASS C SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	none	[1]	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	3.00%	[1],[2]	1.00%	[3]
Exchange Fee	none	none	[1]	none
[1]	(NOT CURRENTLY OFFERED TO NEW INVESTORS)
[2]	Class B shares automatically convert to Class A shares after six years. The contingent deferred sales charge, or CDSC, decreases over time. For Class B shares, the CDSC decreases 1.00% annually to 0% after the third year.
[3]	For Class C shares, the CDSC is 0% after the first year.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - The AllianceBernstein Bond Funds Short Duration Plus Portfolio	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES
Management Fees	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.30%	1.00%	1.00%
Transfer Agent	0.10%	0.14%	0.11%
Other Expenses	0.07%	0.07%	0.07%
Total Other Expenses	0.17%	0.21%	0.18%
Total Portfolio Operating Expenses	0.92%	1.66%	1.63%

EXAMPLES

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - The AllianceBernstein Bond Funds Short Duration Plus Portfolio (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES
After 1 Year	515	469	266
After 3 Years	706	623	514
After 5 Years	913	902	887
After 10 Years	1,508	1,587	1,933

You would pay the following expenses if you did not redeem your shares at the end of period:
Expense Example, No Redemption - The AllianceBernstein Bond Funds Short Duration Plus Portfolio (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES
After 1 Year	515	169	166
After 3 Years	706	523	514
After 5 Years	913	902	887
After 10 Years	1,508	1,587	1,933

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 99% of the average value of its portfolio.

PRINCIPAL STRATEGIES

The Fund invests at least 80% of its total assets in securities rated A or better by national ratings agencies (or, if unrated, determined by the Adviser to be of comparable quality) and comparably rated commercial paper and notes. The Fund may purchase many types of fixed-income securities, including corporate bonds, notes, U.S. Government and agency securities, asset-backed securities, mortgage-related securities, inflation-protected securities, loan participations and preferred stock, as well as others. The Fund also may invest up to 20% of its total assets in foreign fixed-income securities in developed or emerging market countries. The Fund may invest up to 20% of its fixed-income securities rated BB or B by national rating agencies, which are not investment grade (commonly known as "junk bonds").

The Fund seeks to maintain an effective duration of one to three years under normal market conditions. Duration is a measure that relates the expected price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average time to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. Thus, by definition, duration is always less than or equal to full maturity.

In managing the Fund, the Adviser may use interest rate forecasting to determine the best level of interest rate risk at a given time. The Fund may moderately shorten its average duration when the Adviser expects interest rates to rise and modestly lengthen its average duration when the Adviser anticipates that rates will fall.

The Adviser selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Fund. In making this assessment, the Adviser takes into account various factors, including the credit quality and sensitivity to interest rates of the securities under consideration and of the Fund's other holdings.

The Fund may also invest in derivatives, such as options, futures, forwards and swaps. The Fund also may invest up to 20% of its assets in structured instruments, which have characteristics of futures, options, currencies, and securities.

The Fund may enter into foreign currency transactions for hedging and non-hedging purposes on a spot (i.e. cash) basis or through the use of derivatives transactions, such as forward currency exchange contracts, currency futures and options thereon, and options on currencies.

PRINCIPAL RISKS

.  MARKET RISK: The value of the Fund's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other    events that affect large portions of the market.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

.  BELOW INVESTMENT GRADE SECURITIES: Investments in fixed-income securities with lower ratings (commonly known as "junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment  obligations. These securities may be subject to greater price volatility, due to such factors as specific corporate developments, interest rate sensitivity, negative perception of the junk bond market generally and less secondary market liquidity.

.  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund's assets can decline as    can the value of the Fund's distributions. This risk is significantly greater if the Fund invests a significant portion of its assets in fixed-income securities with longer maturities.

.  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors. These risks may be heightened with respect to investments in emerging-market countries, where there may be an increased amount of economic, political and social instability.

.  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.

.  PREPAYMENT RISK: The value of mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early payments of principal on some mortgage-related securities may occur during periods of falling mortgage interest rates and expose the Fund to a lower  of return upon reinvestment of principal. Early payments associated with mortgage-related securities cause these securities to experience    significantly greater price and yield volatility than is experienced by traditional fixed-income securities. During periods of rising interest rates, a reduction in prepayments may increase the effective life of mortgage-related securities, subjecting them to greater risk of decline in market value in response to rising interest rates. If the life of a mortgage-related security is inaccurately predicted, the Fund may not be    able to realize the rate of return it expected.

.  LEVERAGE RISK: To the extent the Fund uses leveraging techniques, its net asset value, or NAV, may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund's investments.

.  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk.

.  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

.  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

BAR CHART AND PERFORMANCE INFORMATION

The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

.  how the Fund's performance changed from year to year over the life of the Fund; and

.  how the Fund's average annual returns for one and five years and over the life of the Fund compare to those of a broad-based securities market index.

You may obtain updated performance information on the Fund's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

Calendar Year End (%) During the period shown in the bar chart, the Fund's: BEST QUARTER WAS UP 2.32% IN THE 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -1.79% IN THE 1ST QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Average Annual Total Returns - The AllianceBernstein Bond Funds Short Duration Plus Portfolio		1 YEAR	5 YEARS	SINCE INCEPTION		INCEPTION DATE
CLASS A SHARES	[1]	(3.50%)	0.96%	1.31%	[2]	May 21, 2003
CLASS A SHARES Return After Taxes on Distributions	[1]	(3.77%)	0.08%	0.35%	[2]	May 21, 2003
CLASS A SHARES Return After Taxes on Distributions and Sale of Portfolio Shares	[1]	(2.28%)	0.30%	0.55%	[2]	May 21, 2003
CLASS B SHARES		(2.89%)	1.14%	1.31%	[2]	May 21, 2003
CLASS C SHARES		(0.78%)	1.16%	1.12%	[2]	May 21, 2003
BofA Merrill Lynch 1-3 Year Treasury Index (reflects no deduction for fees, expenses, or taxes)		1.55%	3.69%	2.98%	[2]	May 21, 2003
[1]	After-tax returns: -Are shown for Class A shares only and will vary for Class B and Class C shares because these Classes have different expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date for Class A, Class B and Class C shares: 5/21/03.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BERNSTEIN SANFORD C FUND INC
Prospectus Date	rr_ProspectusDate	Jan 31, 2012
The AllianceBernstein Bond Funds | Short Duration Plus Portfolio | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.07%
Total Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Portfolio Operating Expenses	rr_ExpensesOverAssets	0.92%
After 1 Year	rr_ExpenseExampleYear01	515
After 3 Years	rr_ExpenseExampleYear03	706
After 5 Years	rr_ExpenseExampleYear05	913
After 10 Years	rr_ExpenseExampleYear10	1,508
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	515
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	706
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	913
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,508
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003
Annual Return 2004	rr_AnnualReturn2004	0.92%
Annual Return 2005	rr_AnnualReturn2005	1.02%
Annual Return 2006	rr_AnnualReturn2006	3.75%
Annual Return 2007	rr_AnnualReturn2007	3.50%
Annual Return 2008	rr_AnnualReturn2008	(4.18%)
Annual Return 2009	rr_AnnualReturn2009	6.52%
Annual Return 2010	rr_AnnualReturn2010	2.90%
Annual Return 2011	rr_AnnualReturn2011	0.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.79%)
1 YEAR	rr_AverageAnnualReturnYear01	(3.50%)	[1]
5 YEARS	rr_AverageAnnualReturnYear05	0.96%	[1]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.31%	[1],[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	May 21, 2003	[1]
The AllianceBernstein Bond Funds | Short Duration Plus Portfolio | CLASS A SHARES | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(3.77%)	[1]
5 YEARS	rr_AverageAnnualReturnYear05	0.08%	[1]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	0.35%	[1],[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	May 21, 2003	[1]
The AllianceBernstein Bond Funds | Short Duration Plus Portfolio | CLASS A SHARES | Return After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(2.28%)	[1]
5 YEARS	rr_AverageAnnualReturnYear05	0.30%	[1]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	0.55%	[1],[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	May 21, 2003	[1]
The AllianceBernstein Bond Funds | Short Duration Plus Portfolio | CLASS B SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[3]
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	3.00%	[3],[4]
Exchange Fee	rr_ExchangeFee	none	[3]
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.14%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.07%
Total Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Portfolio Operating Expenses	rr_ExpensesOverAssets	1.66%
After 1 Year	rr_ExpenseExampleYear01	469
After 3 Years	rr_ExpenseExampleYear03	623
After 5 Years	rr_ExpenseExampleYear05	902
After 10 Years	rr_ExpenseExampleYear10	1,587
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	169
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	523
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	902
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,587
1 YEAR	rr_AverageAnnualReturnYear01	(2.89%)
5 YEARS	rr_AverageAnnualReturnYear05	1.14%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.31%	[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	May 21, 2003
The AllianceBernstein Bond Funds | Short Duration Plus Portfolio | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[5]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.11%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.07%
Total Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Portfolio Operating Expenses	rr_ExpensesOverAssets	1.63%
After 1 Year	rr_ExpenseExampleYear01	266
After 3 Years	rr_ExpenseExampleYear03	514
After 5 Years	rr_ExpenseExampleYear05	887
After 10 Years	rr_ExpenseExampleYear10	1,933
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	166
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	514
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	887
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,933
1 YEAR	rr_AverageAnnualReturnYear01	(0.78%)
5 YEARS	rr_AverageAnnualReturnYear05	1.16%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.12%	[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	May 21, 2003
The AllianceBernstein Bond Funds | Short Duration Plus Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide safety of principal and a moderate rate of return that is subject to taxes.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs on page 36 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 43 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 99% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	99.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares at the end of period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests at least 80% of its total assets in securities rated A or better by national ratings agencies (or, if unrated, determined by the Adviser to be of comparable quality) and comparably rated commercial paper and notes. The Fund may purchase many types of fixed-income securities, including corporate bonds, notes, U.S. Government and agency securities, asset-backed securities, mortgage-related securities, inflation-protected securities, loan participations and preferred stock, as well as others. The Fund also may invest up to 20% of its total assets in foreign fixed-income securities in developed or emerging market countries. The Fund may invest up to 20% of its fixed-income securities rated BB or B by national rating agencies, which are not investment grade (commonly known as "junk bonds").

The Fund seeks to maintain an effective duration of one to three years under normal market conditions. Duration is a measure that relates the expected price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average time to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. Thus, by definition, duration is always less than or equal to full maturity.

In managing the Fund, the Adviser may use interest rate forecasting to determine the best level of interest rate risk at a given time. The Fund may moderately shorten its average duration when the Adviser expects interest rates to rise and modestly lengthen its average duration when the Adviser anticipates that rates will fall.

The Adviser selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Fund. In making this assessment, the Adviser takes into account various factors, including the credit quality and sensitivity to interest rates of the securities under consideration and of the Fund's other holdings.

The Fund may also invest in derivatives, such as options, futures, forwards and swaps. The Fund also may invest up to 20% of its assets in structured instruments, which have characteristics of futures, options, currencies, and securities.

The Fund may enter into foreign currency transactions for hedging and non-hedging purposes on a spot (i.e. cash) basis or through the use of derivatives transactions, such as forward currency exchange contracts, currency futures and options thereon, and options on currencies.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

.  MARKET RISK: The value of the Fund's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other    events that affect large portions of the market.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

.  BELOW INVESTMENT GRADE SECURITIES: Investments in fixed-income securities with lower ratings (commonly known as "junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment  obligations. These securities may be subject to greater price volatility, due to such factors as specific corporate developments, interest rate sensitivity, negative perception of the junk bond market generally and less secondary market liquidity.

.  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund's assets can decline as    can the value of the Fund's distributions. This risk is significantly greater if the Fund invests a significant portion of its assets in fixed-income securities with longer maturities.

.  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors. These risks may be heightened with respect to investments in emerging-market countries, where there may be an increased amount of economic, political and social instability.

.  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.

.  PREPAYMENT RISK: The value of mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early payments of principal on some mortgage-related securities may occur during periods of falling mortgage interest rates and expose the Fund to a lower  of return upon reinvestment of principal. Early payments associated with mortgage-related securities cause these securities to experience    significantly greater price and yield volatility than is experienced by traditional fixed-income securities. During periods of rising interest rates, a reduction in prepayments may increase the effective life of mortgage-related securities, subjecting them to greater risk of decline in market value in response to rising interest rates. If the life of a mortgage-related security is inaccurately predicted, the Fund may not be    able to realize the rate of return it expected.

.  LEVERAGE RISK: To the extent the Fund uses leveraging techniques, its net asset value, or NAV, may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund's investments.

.  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk.

.  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

.  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

.  how the Fund's performance changed from year to year over the life of the Fund; and

.  how the Fund's average annual returns for one and five years and over the life of the Fund compare to those of a broad-based securities market index.

You may obtain updated performance information on the Fund's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

.  how the Fund's performance changed from year to year over the life of the Fund; and

.  how the Fund's average annual returns for one and five years and over the life of the Fund compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Fund's: BEST QUARTER WAS UP 2.32% IN THE 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -1.79% IN THE 1ST QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Are shown for Class A shares only and will vary for Class B and Class C shares because these Classes have different expense ratios;
The AllianceBernstein Bond Funds | Short Duration Plus Portfolio | BofA Merrill Lynch 1-3 Year Treasury Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	1.55%
5 YEARS	rr_AverageAnnualReturnYear05	3.69%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.98%	[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	May 21, 2003

[1]	After-tax returns: -Are shown for Class A shares only and will vary for Class B and Class C shares because these Classes have different expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date for Class A, Class B and Class C shares: 5/21/03.
[3]	(NOT CURRENTLY OFFERED TO NEW INVESTORS)
[4]	Class B shares automatically convert to Class A shares after six years. The contingent deferred sales charge, or CDSC, decreases over time. For Class B shares, the CDSC decreases 1.00% annually to 0% after the third year.
[5]	For Class C shares, the CDSC is 0% after the first year.

AllianceBernstein Blended Style Funds | International Portfolio
INTERNATIONAL PORTFOLIO
INVESTMENT OBJECTIVE:
The Portfolio's investment objective is to provide long-term capital growth.
FEES AND EXPENSES OF THE PORTFOLIO:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Portfolios--Sales Charge Reduction Programs on page 24 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 46 of the Portfolio's Statement of Additional Information ("SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - AllianceBernstein Blended Style Funds International Portfolio (USD $)	CLASS A SHARES	CLASS B SHARES		CLASS C SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	none	[1]	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	4.00%	[1],[2]	1.00%	[3]
Exchange Fee	none	none	[1]	none
[1]	(NOT CURRENTLY OFFERED TO NEW INVESTORS)
[2]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[3]	For Class C shares, the CDSC is 0% after the first year.

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AllianceBernstein Blended Style Funds International Portfolio	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES
Management Fees	0.89%	0.89%	0.89%
Distribution and/or Service (12b-1) Fees	0.30%	1.00%	1.00%
Transfer Agent	0.24%	0.32%	0.27%
Other Expenses	0.26%	0.25%	0.24%
Total Other Expenses	0.50%	0.57%	0.51%
Total Portfolio Operating Expenses	1.69%	2.46%	2.40%

EXAMPLES

The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the Examples would be:

Expense Example - AllianceBernstein Blended Style Funds International Portfolio (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES
After 1 Year	589	649	343
After 3 Years	935	967	748
After 5 Years	1,304	1,311	1,280
After 10 Years	2,338	2,606	2,736

You would pay the following expenses if you did not redeem your shares at the end of period:
Expense Example, No Redemption - AllianceBernstein Blended Style Funds International Portfolio (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES
After 1 Year	589	249	243
After 3 Years	935	767	748
After 5 Years	1,304	1,311	1,280
After 10 Years	2,338	2,606	2,736

PORTFOLIO TURNOVER

The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 62% of the average value of its portfolio.

PRINCIPAL STRATEGIES:
The Portfolio invests primarily in equity securities of issuers in countries that make up the MSCI EAFE Index (Europe, Australasia and the Far East) and Canada. AllianceBernstein L.P., the Portfolio's investment adviser (the "Adviser"), diversifies the Portfolio among many foreign countries, but not necessarily in the same proportion that the countries are represented in the MSCI EAFE Index. Under normal circumstances, the Adviser will invest in companies in at least three countries (and normally substantially more) other than the United States. The Portfolio also invests in less developed or emerging equity markets. The Adviser also diversifies the Portfolio's investment portfolio between growth and value equity investment styles. The Adviser selects international growth and international value equity securities based on its fundamental growth and value investment disciplines to produce a blended portfolio. Within each investment discipline, the Adviser draws on the capabilities of separate investment teams. The Portfolio is managed without regard to tax considerations.

The Portfolio's international growth stocks are selected using the Adviser's international growth investment discipline. The international growth investment team selects stocks using a process that seeks to identify companies with strong management, superior industry positions and superior earnings-growth prospects.

The Portfolio's international value stocks are selected using the Adviser's fundamental international value investment discipline. In selecting stocks for the Portfolio, the Adviser's international value investment team looks for stocks that are attractively priced relative to their future earnings power and dividend-paying capability.

Normally, approximately 50% of the value of the Portfolio will consist of international value stocks and 50% will consist of international growth stocks. The Adviser will rebalance the Portfolio as necessary to maintain this targeted allocation. Depending on market conditions, however, the actual weightings of securities from each investment discipline in the Portfolio may vary within a range. In extraordinary circumstances, when research determines conditions favoring one investment style are compelling, the range may be 40%-60% before rebalancing occurs. Prior to September 2, 2003, 100% of the value of the Portfolio consisted of international value stocks.

The Portfolio may invest in companies of any size. The Portfolio will invest primarily in common stocks but may also invest in preferred stocks, warrants and convertible securities of foreign issuers, including sponsored or unsponsored American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). The Portfolio may enter into foreign currency transactions for hedging and non-hedging purposes on a spot (i.e., cash) basis or through the use of derivatives transactions, such as forward currency exchange contracts, currency futures and options thereon, and options on currencies. An appropriate hedge of currency exposure resulting from the Portfolio's securities positions may not be available or cost effective, or the Adviser may determine not to hedge the positions, possibly even under market conditions where doing so could benefit the Portfolio. The Portfolio will generally invest in foreign-currency futures contracts or foreign-currency forward contracts with terms of up to one year. The Portfolio will also purchase foreign currency for immediate settlement in order to purchase foreign  securities. In addition, the Portfolio will generally invest a portion of its uncommitted cash balances in futures contracts to expose that portion of the Portfolio to the equity markets.

PRINCIPAL RISKS:
. The share price of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.

. FOREIGN (NON-U.S.) SECURITIES RISK: Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. securities. These risks include risks related to adverse market, economic, political and regulatory factors and social instability, all of which could disrupt the financial markets in which the Portfolio invests and adversely affect the value of the Portfolio's assets.

 . EMERGING MARKETS SECURITIES RISK: The risks of investing in foreign (non-U.S.) securities are heightened with respect to issuers in emerging-market countries, because the markets are less developed and less liquid and there may be a greater amount of economic, political and social instability.

. FOREIGN CURRENCY RISK: This is the risk that changes in foreign (non-U.S.) currency exchange rates may negatively affect the value of the Portfolio's investments or reduce the returns of the Portfolio. For example, the value of the Portfolio's investments in foreign stocks and foreign currency positions may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar).

. ACTIONS BY A FEW MAJOR INVESTORS: In certain countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, share prices of the Portfolio.

. MARKET RISK: The Portfolio is subject to market risk, which is the risk that stock prices in general may decline over short or extended periods. Equity and debt markets around the world have experienced unprecedented volatility, including notably the recent European sovereign debt crisis, and these market conditions may continue or get worse. This financial environment has caused a significant decline in the value and liquidity of many investments, and could make identifying investment risks and opportunities especially difficult. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

 . CAPITALIZATION RISK: Investments in small- and mid-capitalization companies may be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies have limited product lines, markets or financial resources.

. ALLOCATION RISK: This is the risk that, by combining the growth and value styles, returns may be lower over any given time period than if the Portfolio had invested only pursuant to the equity style that performed better during that period. Also, as the Portfolio will be periodically rebalanced to maintain the target allocation between styles, there will be transaction costs which may be, over time, significant.

 . DERIVATIVES RISK: The Portfolio may use derivatives as direct investments to earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indices. Derivatives may be illiquid and difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolio. Assets required to be set aside or posted to cover or secure derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make a Portfolio more volatile and can compound other risks. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. The regulation may make derivatives more costly, may limit their availability, or may otherwise adversely affect their value or performance.

. MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but its decisions may not produce the desired results. In some cases, derivative and other investment techniques may be unavailable or the Adviser may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.

BAR CHART AND PERFORMANCE INFORMATION:
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

. how the Portfolio's performance changed from year to year over the life of the Portfolio; and

. how the Portfolio's average annual returns for one and five years and over the life of the Portfolio compare to those of a broad-based securities market index.

You may obtain updated performance information on the Portfolio's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Portfolio.

BAR CHART
The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 21.98%, 2ND QUARTER, 2009; AND WORST QUARTER WAS DOWN -24.94%, 3RD QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS* (For the periods ended December 31, 2011)
Average Annual Total Returns - AllianceBernstein Blended Style Funds International Portfolio		1 YEAR	5 YEARS	SINCE INCEPTION		INCEPTION DATE
CLASS A SHARES	[1][2]	(22.68%)	(10.83%)	(0.83%)	[3]	Jan 30, 2004
CLASS A SHARES Return After Taxes on Distributions	[1][2]	(23.15%)	(11.31%)	(1.45%)	[3]	Jan 30, 2004
CLASS A SHARES Return After Taxes on Distributions and Sale of Portfolio Shares	[1][2]	(14.75%)	(8.58%)	(0.36%)	[3]	Jan 30, 2004
CLASS B SHARES	[1]	(23.11%)	(10.74%)	(1.03%)	[3]	Jan 30, 2004
CLASS C SHARES	[1]	(20.65%)	(10.70%)	(1.00%)	[3]	Jan 30, 2004
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	[1]	(12.14%)	(4.72%)	3.72%	[3]	Jan 30, 2004
[1]	Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
[2]	After-tax returns: -Are shown for Class A shares only and will vary for Class B and Class C shares because these Classes have different expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[3]	Inception date for all Classes is 1/30/04.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BERNSTEIN SANFORD C FUND INC
Prospectus Date	rr_ProspectusDate	Jan 31, 2012
AllianceBernstein Blended Style Funds | International Portfolio | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.24%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.26%
Total Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Portfolio Operating Expenses	rr_ExpensesOverAssets	1.69%
After 1 Year	rr_ExpenseExampleYear01	589
After 3 Years	rr_ExpenseExampleYear03	935
After 5 Years	rr_ExpenseExampleYear05	1,304
After 10 Years	rr_ExpenseExampleYear10	2,338
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	589
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	935
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,304
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,338
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003
Annual Return 2004	rr_AnnualReturn2004
Annual Return 2005	rr_AnnualReturn2005	14.34%
Annual Return 2006	rr_AnnualReturn2006	23.80%
Annual Return 2007	rr_AnnualReturn2007	8.90%
Annual Return 2008	rr_AnnualReturn2008	(49.11%)
Annual Return 2009	rr_AnnualReturn2009	25.69%
Annual Return 2010	rr_AnnualReturn2010	4.69%
Annual Return 2011	rr_AnnualReturn2011	(19.26%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.94%)
1 YEAR	rr_AverageAnnualReturnYear01	(22.68%)	[1],[2]
5 YEARS	rr_AverageAnnualReturnYear05	(10.83%)	[1],[2]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(0.83%)	[1],[2],[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan 30, 2004	[1],[2]
AllianceBernstein Blended Style Funds | International Portfolio | CLASS A SHARES | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(23.15%)	[1],[2]
5 YEARS	rr_AverageAnnualReturnYear05	(11.31%)	[1],[2]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(1.45%)	[1],[2],[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan 30, 2004	[1],[2]
AllianceBernstein Blended Style Funds | International Portfolio | CLASS A SHARES | Return After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(14.75%)	[1],[2]
5 YEARS	rr_AverageAnnualReturnYear05	(8.58%)	[1],[2]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(0.36%)	[1],[2],[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan 30, 2004	[1],[2]
AllianceBernstein Blended Style Funds | International Portfolio | CLASS B SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[4]
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[4],[5]
Exchange Fee	rr_ExchangeFee	none	[4]
Management Fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.32%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.25%
Total Other Expenses	rr_OtherExpensesOverAssets	0.57%
Total Portfolio Operating Expenses	rr_ExpensesOverAssets	2.46%
After 1 Year	rr_ExpenseExampleYear01	649
After 3 Years	rr_ExpenseExampleYear03	967
After 5 Years	rr_ExpenseExampleYear05	1,311
After 10 Years	rr_ExpenseExampleYear10	2,606
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	249
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	767
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,311
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,606
1 YEAR	rr_AverageAnnualReturnYear01	(23.11%)	[1]
5 YEARS	rr_AverageAnnualReturnYear05	(10.74%)	[1]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(1.03%)	[1],[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan 30, 2004	[1]
AllianceBernstein Blended Style Funds | International Portfolio | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[6]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.27%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.24%
Total Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Portfolio Operating Expenses	rr_ExpensesOverAssets	2.40%
After 1 Year	rr_ExpenseExampleYear01	343
After 3 Years	rr_ExpenseExampleYear03	748
After 5 Years	rr_ExpenseExampleYear05	1,280
After 10 Years	rr_ExpenseExampleYear10	2,736
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	243
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	748
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,280
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,736
1 YEAR	rr_AverageAnnualReturnYear01	(20.65%)	[1]
5 YEARS	rr_AverageAnnualReturnYear05	(10.70%)	[1]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(1.00%)	[1],[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan 30, 2004	[1]
AllianceBernstein Blended Style Funds | International Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	INTERNATIONAL PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio's investment objective is to provide long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Portfolios--Sales Charge Reduction Programs on page 24 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 46 of the Portfolio's Statement of Additional Information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 62% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the Examples would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares at the end of period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Portfolio invests primarily in equity securities of issuers in countries that make up the MSCI EAFE Index (Europe, Australasia and the Far East) and Canada. AllianceBernstein L.P., the Portfolio's investment adviser (the "Adviser"), diversifies the Portfolio among many foreign countries, but not necessarily in the same proportion that the countries are represented in the MSCI EAFE Index. Under normal circumstances, the Adviser will invest in companies in at least three countries (and normally substantially more) other than the United States. The Portfolio also invests in less developed or emerging equity markets. The Adviser also diversifies the Portfolio's investment portfolio between growth and value equity investment styles. The Adviser selects international growth and international value equity securities based on its fundamental growth and value investment disciplines to produce a blended portfolio. Within each investment discipline, the Adviser draws on the capabilities of separate investment teams. The Portfolio is managed without regard to tax considerations.

The Portfolio's international growth stocks are selected using the Adviser's international growth investment discipline. The international growth investment team selects stocks using a process that seeks to identify companies with strong management, superior industry positions and superior earnings-growth prospects.

The Portfolio's international value stocks are selected using the Adviser's fundamental international value investment discipline. In selecting stocks for the Portfolio, the Adviser's international value investment team looks for stocks that are attractively priced relative to their future earnings power and dividend-paying capability.

Normally, approximately 50% of the value of the Portfolio will consist of international value stocks and 50% will consist of international growth stocks. The Adviser will rebalance the Portfolio as necessary to maintain this targeted allocation. Depending on market conditions, however, the actual weightings of securities from each investment discipline in the Portfolio may vary within a range. In extraordinary circumstances, when research determines conditions favoring one investment style are compelling, the range may be 40%-60% before rebalancing occurs. Prior to September 2, 2003, 100% of the value of the Portfolio consisted of international value stocks.

The Portfolio may invest in companies of any size. The Portfolio will invest primarily in common stocks but may also invest in preferred stocks, warrants and convertible securities of foreign issuers, including sponsored or unsponsored American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). The Portfolio may enter into foreign currency transactions for hedging and non-hedging purposes on a spot (i.e., cash) basis or through the use of derivatives transactions, such as forward currency exchange contracts, currency futures and options thereon, and options on currencies. An appropriate hedge of currency exposure resulting from the Portfolio's securities positions may not be available or cost effective, or the Adviser may determine not to hedge the positions, possibly even under market conditions where doing so could benefit the Portfolio. The Portfolio will generally invest in foreign-currency futures contracts or foreign-currency forward contracts with terms of up to one year. The Portfolio will also purchase foreign currency for immediate settlement in order to purchase foreign  securities. In addition, the Portfolio will generally invest a portion of its uncommitted cash balances in futures contracts to expose that portion of the Portfolio to the equity markets.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
. The share price of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.

. FOREIGN (NON-U.S.) SECURITIES RISK: Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. securities. These risks include risks related to adverse market, economic, political and regulatory factors and social instability, all of which could disrupt the financial markets in which the Portfolio invests and adversely affect the value of the Portfolio's assets.

 . EMERGING MARKETS SECURITIES RISK: The risks of investing in foreign (non-U.S.) securities are heightened with respect to issuers in emerging-market countries, because the markets are less developed and less liquid and there may be a greater amount of economic, political and social instability.

. FOREIGN CURRENCY RISK: This is the risk that changes in foreign (non-U.S.) currency exchange rates may negatively affect the value of the Portfolio's investments or reduce the returns of the Portfolio. For example, the value of the Portfolio's investments in foreign stocks and foreign currency positions may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar).

. ACTIONS BY A FEW MAJOR INVESTORS: In certain countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, share prices of the Portfolio.

. MARKET RISK: The Portfolio is subject to market risk, which is the risk that stock prices in general may decline over short or extended periods. Equity and debt markets around the world have experienced unprecedented volatility, including notably the recent European sovereign debt crisis, and these market conditions may continue or get worse. This financial environment has caused a significant decline in the value and liquidity of many investments, and could make identifying investment risks and opportunities especially difficult. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

 . CAPITALIZATION RISK: Investments in small- and mid-capitalization companies may be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies have limited product lines, markets or financial resources.

. ALLOCATION RISK: This is the risk that, by combining the growth and value styles, returns may be lower over any given time period than if the Portfolio had invested only pursuant to the equity style that performed better during that period. Also, as the Portfolio will be periodically rebalanced to maintain the target allocation between styles, there will be transaction costs which may be, over time, significant.

 . DERIVATIVES RISK: The Portfolio may use derivatives as direct investments to earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indices. Derivatives may be illiquid and difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolio. Assets required to be set aside or posted to cover or secure derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make a Portfolio more volatile and can compound other risks. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. The regulation may make derivatives more costly, may limit their availability, or may otherwise adversely affect their value or performance.

. MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but its decisions may not produce the desired results. In some cases, derivative and other investment techniques may be unavailable or the Adviser may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	The share price of the Portfolio will fluctuate and you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

. how the Portfolio's performance changed from year to year over the life of the Portfolio; and

. how the Portfolio's average annual returns for one and five years and over the life of the Portfolio compare to those of a broad-based securities market index.

You may obtain updated performance information on the Portfolio's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Portfolio.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
. how the Portfolio's performance changed from year to year over the life of the Portfolio; and

. how the Portfolio's average annual returns for one and five years and over the life of the Portfolio compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 21.98%, 2ND QUARTER, 2009; AND WORST QUARTER WAS DOWN -24.94%, 3RD QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS* (For the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Are shown for Class A shares only and will vary for Class B and Class C shares because these Classes have different expense ratios;
AllianceBernstein Blended Style Funds | International Portfolio | MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(12.14%)	[1]
5 YEARS	rr_AverageAnnualReturnYear05	(4.72%)	[1]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.72%	[1],[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan 30, 2004	[1]

[1]	Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
[2]	After-tax returns: -Are shown for Class A shares only and will vary for Class B and Class C shares because these Classes have different expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[3]	Inception date for all Classes is 1/30/04.
[4]	(NOT CURRENTLY OFFERED TO NEW INVESTORS)
[5]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[6]	For Class C shares, the CDSC is 0% after the first year.

AllianceBernstein Blended Style Funds | Tax-Managed International Portfolio
TAX-MANAGED INTERNATIONAL PORTFOLIO
INVESTMENT OBJECTIVE:
The Portfolio's investment objective is to provide long-term capital growth.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Portfolios--Sales Charge Reduction Programs on page 24 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 46 of the Portfolio's Statement of Additional Information ("SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - AllianceBernstein Blended Style Funds Tax-Managed International Portfolio (USD $)	CLASS A SHARES	CLASS B SHARES		CLASS C SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	none	[1]	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	4.00%	[1],[2]	1.00%	[3]
Exchange Fee	none	none	[1]	none
[1]	(NOT CURRENTLY OFFERED TO NEW INVESTORS)
[2]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00 annually to 0% after the fourth year.
[3]	For Class C shares, the CDSC is 0% after the first year.

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AllianceBernstein Blended Style Funds Tax-Managed International Portfolio	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES
Management Fees	0.86%	0.86%	0.86%
Distribution and/or Service (12b-1) Fees	0.30%	1.00%	1.00%
Transfer Agent	0.45%	0.50%	0.45%
Other Expenses	0.41%	0.40%	0.38%
Total Other Expenses	0.86%	0.90%	0.83%
Total Portfolio Operating Expenses	2.02%	2.76%	2.69%

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the Examples would be:

Expense Example - AllianceBernstein Blended Style Funds Tax-Managed International Portfolio (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES
After 1 Year	621	679	372
After 3 Years	1,032	1,056	835
After 5 Years	1,467	1,459	1,425
After 10 Years	2,673	2,913	3,022

You would pay the following expenses if you did not redeem your shares at the end of period:
Expense Example, No Redemption - AllianceBernstein Blended Style Funds Tax-Managed International Portfolio (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES
After 1 Year	621	279	272
After 3 Years	1,032	856	835
After 5 Years	1,467	1,459	1,425
After 10 Years	2,673	2,913	3,022

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 61% of the average value of its portfolio.

PRINCIPAL STRATEGIES:

The Portfolio invests primarily in equity securities of issuers in countries that make up the MSCI EAFE Index (Europe, Australasia and the Far East) and Canada. AllianceBernstein L.P., the Portfolio's investment adviser (the "Adviser"), diversifies the Portfolio among many foreign countries, but not necessarily in the same proportion that the countries are represented in the MSCI EAFE Index. Under normal circumstances, the Adviser will invest in companies in at least three countries (and normally substantially more) other than the United States. The Portfolio also invests in less developed or emerging equity markets. The Adviser also diversifies the Portfolio's investment portfolio between growth and value equity investment styles. The Adviser selects international growth and international value equity securities based on its fundamental growth and value investment disciplines to produce a blended portfolio. Within each investment discipline, the Adviser draws on the capabilities of separate investment teams. The Portfolio seeks to minimize the impact of taxes on shareholders' returns.

The Portfolio's international growth stocks are selected using the Adviser's international growth investment discipline. The international growth investment team selects stocks using a process that seeks to identify companies with strong management, superior industry positions and superior earnings-growth prospects.

The Portfolio's international value stocks are selected using the Adviser's fundamental international value investment discipline. In selecting stocks for the Portfolio, the Adviser's international value investment team looks for stocks that are attractively priced relative to their future earnings power and dividend-paying capability.

Normally, approximately 50% of the value of the Portfolio will consist of international value stocks and 50% will consist of international growth stocks. The Adviser will rebalance the Portfolio as necessary to maintain this targeted allocation. Depending on market conditions, however, the actual weightings of securities from each investment discipline in the Portfolio may vary within a range. In extraordinary circumstances, when research determines conditions favoring one investment style are compelling, the range may be 40%-60% before rebalancing occurs. Prior to September 2, 2003, 100% of the value of the Portfolio consisted of international value stocks.

The Portfolio may invest in companies of any size. The Portfolio will invest primarily in common stocks but may also invest in preferred stocks, warrants and convertible securities of foreign issuers, including sponsored or unsponsored American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). The Portfolio may enter into foreign currency transactions for hedging and non-hedging purposes on a spot (i.e., cash) basis or through the use of derivatives transactions, such as forward currency exchange contracts, currency futures and options thereon, and options on currencies. An appropriate hedge of currency exposure resulting from the Portfolio's securities positions may not be available or cost effective, or the Adviser may determine not to hedge the positions, possibly even under market conditions where doing so could benefit the Portfolio. The Portfolio will generally invest in foreign-currency futures contracts or foreign-currency forward contracts with terms of up to one year. The Portfolio will also purchase foreign currency for immediate settlement in order to purchase foreign securities. In addition, the Portfolio will generally invest a portion of its uncommitted cash balances in futures contracts to expose that portion of the Portfolio to the equity markets.

The Portfolio seeks to maximize after-tax returns to shareholders by pursuing a number of strategies that take into account the tax impact of buy and sell investment decisions on its shareholders. For example, the Adviser may sell certain securities in order to realize capital losses. Capital losses may be used to offset realized capital gains. To minimize capital gains distributions, the Adviser may sell securities in the Portfolio with the highest cost basis. The Adviser may monitor the length of time the Portfolio has held an investment to evaluate whether the investment should be sold at a short-term gain or held for a longer period so that the gain on the investment will be taxed at the lower long-term rate. In making this decision, the Adviser will consider whether, in its judgment, the risk of continued exposure to the investment is worth the tax savings of a lower capital gains rate. There can be no assurance that any of these strategies will be effective or that their use will not adversely affect the gross returns of the Portfolio.

PRINCIPAL RISKS:

.  The share price of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.

.  FOREIGN (NON-U.S.) SECURITIES RISK: Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. securities. These risks include risks related to adverse market, economic, political and regulatory factors and social instability, all of which could disrupt the financial markets in which the Portfolio invests and adversely affect the value of the Portfolio's assets.

.  EMERGING MARKETS SECURITIES RISK: The risks of investing in foreign (non-U.S.) securities are heightened with respect to issuers in emerging-market countries, because the markets are less developed and less liquid and there may be a greater amount of economic, political and social instability.

.  FOREIGN CURRENCY RISK: This is the risk that changes in foreign (non-U.S.) currency exchange rates may negatively affect the value of the Portfolio's investments or reduce the returns of the Portfolio. For example, the value of the Portfolio's investments in foreign stocks and foreign currency positions may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar).

.  ACTIONS BY A FEW MAJOR INVESTORS: In certain countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, share prices of the Portfolio.

.  MARKET RISK: The Portfolio is subject to market risk, which is the risk that stock prices in general may decline over short or extended periods. Equity and debt markets around the world have experienced unprecedented volatility, including notably the recent European sovereign debt crisis, and these market conditions may continue or get worse. This financial environment has caused a significant decline in the value and liquidity of many investments, and could make identifying investment risks and opportunities especially difficult. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

.  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies may be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies have limited product lines, markets or financial resources.

.  ALLOCATION RISK: This is the risk that, by combining the growth and value styles, returns may be lower over any given time period than if the Portfolio had invested only pursuant to the equity style that performed better during that period. Also, as the Portfolio will be periodically rebalanced to maintain the target allocation between styles, there will be transaction costs which may be, over time, significant.

.  DERIVATIVES RISK: The Portfolio may use derivatives as direct investments to earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indices. Derivatives may be illiquid and difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolio. Assets required to be set aside or posted to cover or secure derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make a Portfolio more volatile and can compound other risks. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. The regulation may make derivatives more costly, may limit their availability, or may otherwise adversely affect their value or performance.

.  MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but its decisions may not produce the desired results. In some cases, derivative and other investment techniques may be unavailable or the Adviser may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.

BAR CHART AND PERFORMANCE INFORMATION:

The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

.  how the Portfolio's performance changed from year to year over the life of the Portfolio; and

.  how the Portfolio's average annual returns for one and five years and over the life of the Portfolio compare to those of a broad-based securities market index.

You may obtain updated performance information on the Portfolio's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Portfolio.

BAR CHART
The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 21.72%, 2ND QUARTER, 2009; AND WORST QUARTER WAS DOWN -25.15%, 3RD QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Average Annual Total Returns - AllianceBernstein Blended Style Funds Tax-Managed International Portfolio		1 YEAR	5 YEARS	SINCE INCEPTION		INCEPTION DATE
CLASS A SHARES	[1][2]	(22.89%)	(11.15%)	(1.09%)	[3]	Jan 30, 2004
CLASS A SHARES Return After Taxes on Distributions	[1][2]	(23.33%)	(11.52%)	(1.68%)	[3]	Jan 30, 2004
CLASS A SHARES Return After Taxes on Distributions and Sale of Portfolio Shares	[1][2]	(14.89%)	(8.74%)	(0.42%)	[3]	Jan 30, 2004
CLASS B SHARES	[1]	(23.29%)	(11.06%)	(1.27%)	[3]	Jan 30, 2004
CLASS C SHARES	[1]	(20.83%)	(11.02%)	(1.25%)	[3]	Jan 30, 2004
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	[1]	(12.14%)	(4.72%)	3.72%	[3]	Jan 30, 2004
[1]	Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
[2]	After-tax returns: -Are shown for Class A shares only and will vary for Class B and Class C shares because these Classes have different expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[3]	Inception date for all Classes is 1/30/04.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BERNSTEIN SANFORD C FUND INC
Prospectus Date	rr_ProspectusDate	Jan 31, 2012
AllianceBernstein Blended Style Funds | Tax-Managed International Portfolio | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.86%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.45%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.41%
Total Other Expenses	rr_OtherExpensesOverAssets	0.86%
Total Portfolio Operating Expenses	rr_ExpensesOverAssets	2.02%
After 1 Year	rr_ExpenseExampleYear01	621
After 3 Years	rr_ExpenseExampleYear03	1,032
After 5 Years	rr_ExpenseExampleYear05	1,467
After 10 Years	rr_ExpenseExampleYear10	2,673
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	621
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,032
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,467
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,673
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003
Annual Return 2004	rr_AnnualReturn2004
Annual Return 2005	rr_AnnualReturn2005	14.13%
Annual Return 2006	rr_AnnualReturn2006	24.62%
Annual Return 2007	rr_AnnualReturn2007	7.21%
Annual Return 2008	rr_AnnualReturn2008	(49.12%)
Annual Return 2009	rr_AnnualReturn2009	26.56%
Annual Return 2010	rr_AnnualReturn2010	4.06%
Annual Return 2011	rr_AnnualReturn2011	(19.49%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.15%)
1 YEAR	rr_AverageAnnualReturnYear01	(22.89%)	[1],[2]
5 YEARS	rr_AverageAnnualReturnYear05	(11.15%)	[1],[2]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(1.09%)	[1],[2],[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan 30, 2004	[1],[2]
AllianceBernstein Blended Style Funds | Tax-Managed International Portfolio | CLASS A SHARES | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(23.33%)	[1],[2]
5 YEARS	rr_AverageAnnualReturnYear05	(11.52%)	[1],[2]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(1.68%)	[1],[2],[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan 30, 2004	[1],[2]
AllianceBernstein Blended Style Funds | Tax-Managed International Portfolio | CLASS A SHARES | Return After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(14.89%)	[1],[2]
5 YEARS	rr_AverageAnnualReturnYear05	(8.74%)	[1],[2]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(0.42%)	[1],[2],[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan 30, 2004	[1],[2]
AllianceBernstein Blended Style Funds | Tax-Managed International Portfolio | CLASS B SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[4]
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[4],[5]
Exchange Fee	rr_ExchangeFee	none	[4]
Management Fees	rr_ManagementFeesOverAssets	0.86%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.50%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.40%
Total Other Expenses	rr_OtherExpensesOverAssets	0.90%
Total Portfolio Operating Expenses	rr_ExpensesOverAssets	2.76%
After 1 Year	rr_ExpenseExampleYear01	679
After 3 Years	rr_ExpenseExampleYear03	1,056
After 5 Years	rr_ExpenseExampleYear05	1,459
After 10 Years	rr_ExpenseExampleYear10	2,913
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	279
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	856
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,459
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,913
1 YEAR	rr_AverageAnnualReturnYear01	(23.29%)	[1]
5 YEARS	rr_AverageAnnualReturnYear05	(11.06%)	[1]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(1.27%)	[1],[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan 30, 2004	[1]
AllianceBernstein Blended Style Funds | Tax-Managed International Portfolio | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[6]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.86%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.45%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.38%
Total Other Expenses	rr_OtherExpensesOverAssets	0.83%
Total Portfolio Operating Expenses	rr_ExpensesOverAssets	2.69%
After 1 Year	rr_ExpenseExampleYear01	372
After 3 Years	rr_ExpenseExampleYear03	835
After 5 Years	rr_ExpenseExampleYear05	1,425
After 10 Years	rr_ExpenseExampleYear10	3,022
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	272
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	835
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,425
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,022
1 YEAR	rr_AverageAnnualReturnYear01	(20.83%)	[1]
5 YEARS	rr_AverageAnnualReturnYear05	(11.02%)	[1]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(1.25%)	[1],[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan 30, 2004	[1]
AllianceBernstein Blended Style Funds | Tax-Managed International Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TAX-MANAGED INTERNATIONAL PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio's investment objective is to provide long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Portfolios--Sales Charge Reduction Programs on page 24 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 46 of the Portfolio's Statement of Additional Information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 61% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the Examples would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares at the end of period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests primarily in equity securities of issuers in countries that make up the MSCI EAFE Index (Europe, Australasia and the Far East) and Canada. AllianceBernstein L.P., the Portfolio's investment adviser (the "Adviser"), diversifies the Portfolio among many foreign countries, but not necessarily in the same proportion that the countries are represented in the MSCI EAFE Index. Under normal circumstances, the Adviser will invest in companies in at least three countries (and normally substantially more) other than the United States. The Portfolio also invests in less developed or emerging equity markets. The Adviser also diversifies the Portfolio's investment portfolio between growth and value equity investment styles. The Adviser selects international growth and international value equity securities based on its fundamental growth and value investment disciplines to produce a blended portfolio. Within each investment discipline, the Adviser draws on the capabilities of separate investment teams. The Portfolio seeks to minimize the impact of taxes on shareholders' returns.

The Portfolio's international growth stocks are selected using the Adviser's international growth investment discipline. The international growth investment team selects stocks using a process that seeks to identify companies with strong management, superior industry positions and superior earnings-growth prospects.

The Portfolio's international value stocks are selected using the Adviser's fundamental international value investment discipline. In selecting stocks for the Portfolio, the Adviser's international value investment team looks for stocks that are attractively priced relative to their future earnings power and dividend-paying capability.

Normally, approximately 50% of the value of the Portfolio will consist of international value stocks and 50% will consist of international growth stocks. The Adviser will rebalance the Portfolio as necessary to maintain this targeted allocation. Depending on market conditions, however, the actual weightings of securities from each investment discipline in the Portfolio may vary within a range. In extraordinary circumstances, when research determines conditions favoring one investment style are compelling, the range may be 40%-60% before rebalancing occurs. Prior to September 2, 2003, 100% of the value of the Portfolio consisted of international value stocks.

The Portfolio may invest in companies of any size. The Portfolio will invest primarily in common stocks but may also invest in preferred stocks, warrants and convertible securities of foreign issuers, including sponsored or unsponsored American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). The Portfolio may enter into foreign currency transactions for hedging and non-hedging purposes on a spot (i.e., cash) basis or through the use of derivatives transactions, such as forward currency exchange contracts, currency futures and options thereon, and options on currencies. An appropriate hedge of currency exposure resulting from the Portfolio's securities positions may not be available or cost effective, or the Adviser may determine not to hedge the positions, possibly even under market conditions where doing so could benefit the Portfolio. The Portfolio will generally invest in foreign-currency futures contracts or foreign-currency forward contracts with terms of up to one year. The Portfolio will also purchase foreign currency for immediate settlement in order to purchase foreign securities. In addition, the Portfolio will generally invest a portion of its uncommitted cash balances in futures contracts to expose that portion of the Portfolio to the equity markets.

The Portfolio seeks to maximize after-tax returns to shareholders by pursuing a number of strategies that take into account the tax impact of buy and sell investment decisions on its shareholders. For example, the Adviser may sell certain securities in order to realize capital losses. Capital losses may be used to offset realized capital gains. To minimize capital gains distributions, the Adviser may sell securities in the Portfolio with the highest cost basis. The Adviser may monitor the length of time the Portfolio has held an investment to evaluate whether the investment should be sold at a short-term gain or held for a longer period so that the gain on the investment will be taxed at the lower long-term rate. In making this decision, the Adviser will consider whether, in its judgment, the risk of continued exposure to the investment is worth the tax savings of a lower capital gains rate. There can be no assurance that any of these strategies will be effective or that their use will not adversely affect the gross returns of the Portfolio.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

.  The share price of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.

.  FOREIGN (NON-U.S.) SECURITIES RISK: Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. securities. These risks include risks related to adverse market, economic, political and regulatory factors and social instability, all of which could disrupt the financial markets in which the Portfolio invests and adversely affect the value of the Portfolio's assets.

.  EMERGING MARKETS SECURITIES RISK: The risks of investing in foreign (non-U.S.) securities are heightened with respect to issuers in emerging-market countries, because the markets are less developed and less liquid and there may be a greater amount of economic, political and social instability.

.  FOREIGN CURRENCY RISK: This is the risk that changes in foreign (non-U.S.) currency exchange rates may negatively affect the value of the Portfolio's investments or reduce the returns of the Portfolio. For example, the value of the Portfolio's investments in foreign stocks and foreign currency positions may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar).

.  ACTIONS BY A FEW MAJOR INVESTORS: In certain countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, share prices of the Portfolio.

.  MARKET RISK: The Portfolio is subject to market risk, which is the risk that stock prices in general may decline over short or extended periods. Equity and debt markets around the world have experienced unprecedented volatility, including notably the recent European sovereign debt crisis, and these market conditions may continue or get worse. This financial environment has caused a significant decline in the value and liquidity of many investments, and could make identifying investment risks and opportunities especially difficult. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

.  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies may be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies have limited product lines, markets or financial resources.

.  ALLOCATION RISK: This is the risk that, by combining the growth and value styles, returns may be lower over any given time period than if the Portfolio had invested only pursuant to the equity style that performed better during that period. Also, as the Portfolio will be periodically rebalanced to maintain the target allocation between styles, there will be transaction costs which may be, over time, significant.

.  DERIVATIVES RISK: The Portfolio may use derivatives as direct investments to earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indices. Derivatives may be illiquid and difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolio. Assets required to be set aside or posted to cover or secure derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make a Portfolio more volatile and can compound other risks. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. The regulation may make derivatives more costly, may limit their availability, or may otherwise adversely affect their value or performance.

.  MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but its decisions may not produce the desired results. In some cases, derivative and other investment techniques may be unavailable or the Adviser may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	The share price of the Portfolio will fluctuate and you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

.  how the Portfolio's performance changed from year to year over the life of the Portfolio; and

.  how the Portfolio's average annual returns for one and five years and over the life of the Portfolio compare to those of a broad-based securities market index.

You may obtain updated performance information on the Portfolio's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Portfolio.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

.  how the Portfolio's performance changed from year to year over the life of the Portfolio; and

.  how the Portfolio's average annual returns for one and five years and over the life of the Portfolio compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 21.72%, 2ND QUARTER, 2009; AND WORST QUARTER WAS DOWN -25.15%, 3RD QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Are shown for Class A shares only and will vary for Class B and Class C shares because these Classes have different expense ratios;
AllianceBernstein Blended Style Funds | Tax-Managed International Portfolio | MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(12.14%)	[1]
5 YEARS	rr_AverageAnnualReturnYear05	(4.72%)	[1]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.72%	[1],[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan 30, 2004	[1]

[1]	Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
[2]	After-tax returns: -Are shown for Class A shares only and will vary for Class B and Class C shares because these Classes have different expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[3]	Inception date for all Classes is 1/30/04.
[4]	(NOT CURRENTLY OFFERED TO NEW INVESTORS)
[5]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00 annually to 0% after the fourth year.
[6]	For Class C shares, the CDSC is 0% after the first year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 31, 2012